UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

John C. Bjork, Assistant Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-7005 Date of fiscal year end: December 31
Date of reporting period:  March 31, 2005


Item 1. Schedule of Investments


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Thrivent Series Fund, Inc.


Technology Portfolio
Schedule of Investments as of March 31, 2005 (unaudited)(a)

      Shares   Common Stock (90.5%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (3.4%)
-------------------------------------------------------------------------------------------------------------------------
       3,500   Amazon.com, Inc.(b)                                                                               $119,945
      21,900   eBay, Inc.(b)                                                                                      815,994
       9,000   Stamps.com, Inc.(b,c)                                                                              149,400
       6,400   Time Warner, Inc.(b)                                                                               112,320
       8,000   Walt Disney Company                                                                                229,840
      15,300   XM Satellite Radio Holdings, Inc.(b,c)                                                             481,950
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     1,909,449
=========================================================================================================================

Health Care (4.4%)
-------------------------------------------------------------------------------------------------------------------------
         900   Beckman Coulter, Inc.                                                                               59,805
       2,500   Boston Scientific Corporation(b)                                                                    73,225
       1,400   Fisher Scientific International, Inc.(b)                                                            79,688
       9,700   iShares Dow Jones US Healthcare Sector
               Index Fund                                                                                         566,965
      13,000   iShares Nasdaq Biotechnology Index Fund(b)                                                         828,360
      11,800   iShares S&P Global Healthcare Sector Index
               Fund                                                                                               568,642
       1,800   Medtronic, Inc.                                                                                     91,710
       2,600   St. Jude Medical, Inc.(b)                                                                           93,600
       2,400   Waters Corporation(b)                                                                               85,896
       1,100   Zimmer Holdings, Inc.(b)                                                                            85,591
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                2,533,482
=========================================================================================================================

Industrials (0.3%)
-------------------------------------------------------------------------------------------------------------------------
       6,400   Monster Worldwide, Inc.(b)                                                                         179,520
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                  179,520
=========================================================================================================================

Information Technology (80.9%)
-------------------------------------------------------------------------------------------------------------------------
      27,500   Accenture, Ltd.(b)                                                                                 664,125
       4,800   Adobe Systems, Inc.                                                                                322,416
       5,900   Affiliated Computer Services, Inc.(b)                                                              314,116
      19,700   Agilent Technologies, Inc.(b)                                                                      437,340
       9,800   Akamai Technologies, Inc.(b,c)                                                                     124,754
      20,600   Altera Corporation(b)                                                                              407,468
       2,500   Altiris, Inc.(b,c)                                                                                  59,625
       7,300   Amphenol Corporation                                                                               270,392
      23,800   Analog Devices, Inc.                                                                               860,132
      54,500   Apple Computer, Inc.(b)                                                                          2,271,015
      55,400   Applied Materials, Inc.(b)                                                                         900,250
      12,100   ASML Holding NV ADR(b)                                                                             202,917
      14,800   Aspen Technology, Inc.(b,c)                                                                         84,064
      10,200   Atheros Communications, Inc.(b)                                                                    104,754
      25,300   ATI Technologies, Inc.(b)                                                                          436,678
      18,115   AU Optronics Corporation(c)                                                                        265,566
      15,900   Avaya, Inc.(b)                                                                                     185,712
       3,400   Avid Technology, Inc.(b)                                                                           184,008
      13,400   BEA Systems, Inc.(b)                                                                               106,798
       3,500   BMC Software, Inc.(b)                                                                               52,500
      16,400   Broadcom Corporation(b)                                                                            490,688
       4,000   Business Objects SA ADR(b,c)                                                                       107,560
       3,900   CDW Corporation                                                                                    221,052
      11,100   Check Point Software Technologies, Ltd.(b)                                                         241,314
     112,800   Cisco Systems, Inc.(b)                                                                           2,017,992
      13,600   Citrix Systems, Inc.(b)                                                                            323,952
       7,400   Cognizant Technology Solutions
               Corporation(b)                                                                                     341,880
       4,900   Cognos, Inc.(b)                                                                                    205,506
       9,800   Computer Associates International, Inc.                                                            265,580
       8,200   Computer Sciences Corporation(b)                                                                   375,970
      23,900   Comverse Technology, Inc.(b)                                                                       602,758
      15,900   Corning, Inc.(b)                                                                                   176,967
      18,000   Cypress Semiconductor Corporation(b,c)                                                             226,800
      63,600   Dell, Inc.(b)                                                                                    2,443,512
       2,000   Digital River, Inc.(b,c)                                                                            62,320
       4,600   DST Systems, Inc.(b,c)                                                                             212,428
       6,600   Electronic Arts, Inc.(b)                                                                           341,748
      98,400   EMC Corporation(b)                                                                               1,212,288
       4,000   First Data Corporation                                                                             157,240
      29,400   Flextronics International, Ltd.(b)                                                                 353,976
       6,000   FormFactor, Inc.(b,c)                                                                              135,840
       6,505   Freescale Semiconductor, Inc.(b)                                                                   112,211
      16,700   Hewlett-Packard Company                                                                            366,398
       3,100   Hyperion Solutions Corporation(b)                                                                  136,741
      36,300   Informatica Corporation(b)                                                                         300,201
       1,600   Infosys Technologies, Ltd. ADR(c)                                                                  117,968
      22,200   Integrated Device Technology, Inc.(b)                                                              267,066
      80,300   Intel Corporation                                                                                1,865,369
      18,900   International Business Machines
               Corporation                                                                                      1,727,082
      26,700   Interwoven, Inc.(b)                                                                                207,993
      10,100   Jabil Circuit, Inc.(b)                                                                             288,052
       3,300   JDA Software Group, Inc.(b)                                                                         46,332
      59,700   JDS Uniphase Corporation(b)                                                                         99,699
      29,400   Juniper Networks, Inc.(b)                                                                          648,564
      13,700   KLA-Tencor Corporation(b)                                                                          630,337
      15,300   Lam Research Corporation(b)                                                                        441,558
       3,100   Lexmark International, Inc.(b)                                                                     247,907
      15,900   Linear Technology Corporation                                                                      609,129
      64,200   Loudeye Corporation(b,c)                                                                            95,016
      86,500   Lucent Technologies, Inc.(b,c)                                                                     237,875
       8,600   Macromedia, Inc.(b)                                                                                288,100
      20,500   Marvell Technology Group, Ltd.(b)                                                                  785,970
      13,000   Maxim Integrated Products, Inc.                                                                    531,310
       8,100   McAfee, Inc.(b)                                                                                    182,736
       6,600   Mercury Interactive Corporation(b)                                                                 312,708
      12,600   Microchip Technology, Inc.                                                                         327,726
      14,000   Micron Technology, Inc.(b)                                                                         144,760
      76,500   Microsoft Corporation                                                                            1,849,005
      53,700   Motorola, Inc.                                                                                     803,889
      24,300   National Semiconductor Corporation                                                                 500,823
      19,700   NETGEAR, Inc.(b,c)                                                                                 297,273
       8,800   Network Appliance, Inc.(b)                                                                         243,408
      28,600   Nokia Oyj ADR(b)                                                                                   441,298
      54,700   Nortel Networks Corporation(b)                                                                     149,331
      59,400   Novell, Inc.(b,c)                                                                                  354,024
      19,100   NVIDIA Corporation(b)                                                                              453,816
      57,900   ON Semiconductor Corporation(b)                                                                    228,705
      91,200   Oracle Corporation(b)                                                                            1,138,176
      10,800   Plexus Corporation(b)                                                                              124,308
       2,000   QLogic Corporation(b)                                                                               81,000
      34,200   QUALCOMM, Inc.                                                                                   1,253,430
       7,400   Red Hat, Inc.(b)                                                                                    80,734
       5,200   SanDisk Corporation(b)                                                                             144,560
      17,700   Sanmina-SCI Corporation(b)                                                                          92,394
       8,900   SAP AG                                                                                             356,712
       7,500   Scientific-Atlanta, Inc.                                                                           211,650
       4,100   Seagate Technology(b)                                                                               80,155
      69,400   SeeBeyond Technology Corporation(b)                                                                219,304
      12,600   Siebel Systems, Inc.(b)                                                                            115,038
      15,100   Skyworks Solutions, Inc.(b)                                                                         95,885
      24,400   Stellent, Inc.(b)                                                                                  205,204
      15,700   STMicroelectronics NV(c)                                                                           261,562
      33,700   Symantec Corporation(b)                                                                            718,821
       9,700   Symbol Technologies, Inc.                                                                          140,553
      49,213   Taiwan Semiconductor Manufacturing
               Company, Ltd. ADR                                                                                  417,326
       2,000   Take-Two Interactive Software, Inc.(b,c)                                                            78,200
      11,100   Telefonaktiebolaget LM Ericsson(b,c)                                                               313,020
      10,300   Teradyne, Inc.(b)                                                                                  150,380
      31,400   Texas Instruments, Inc.                                                                            800,386
      41,700   TIBCO Software, Inc.(b)                                                                            310,665
      31,400   VeriSign, Inc.(b)                                                                                  901,180
       4,900   VERITAS Software Corporation(b)                                                                    113,778
       7,900   Viisage Technology, Inc.(b,c)                                                                       26,623
       6,600   Vishay Intertechnology, Inc.(b)                                                                     82,038
      24,000   Vitria Technology, Inc.(b)                                                                          83,040
      30,700   webMethods, Inc.(b)                                                                                168,236
      20,500   Western Digital Corporation(b)                                                                     261,375
      25,700   Wind River Systems, Inc.(b,c)                                                                      387,556
      12,100   Xerox Corporation(b)                                                                               183,315
      15,400   Xilinx, Inc.                                                                                       450,142
      34,400   Yahoo!, Inc.(b)                                                                                  1,166,160
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    46,325,287
=========================================================================================================================

Telecommunications Services (1.5%)
-------------------------------------------------------------------------------------------------------------------------
       5,400   Nextel Communications, Inc.(b)                                                                     153,468
      22,050   Sprint Corporation                                                                                 501,638
       6,000   Verizon Communications, Inc.                                                                       213,000
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                                  868,106
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $50,395,672)                                                           51,815,844
=========================================================================================================================

      Shares   Collateral Held for Securities Loaned (6.5%)          Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   3,734,985   Thrivent Financial Securities Lending
               Trust                                                            2.740%              N/A        $3,734,985
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $3,734,985)                                                                         3,734,985
=========================================================================================================================

      Shares   Short-Term Investments (3.0%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   1,690,756   Thrivent Money Market Portfolio                                  2.310%              N/A        $1,690,756
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized
               cost)                                                                                            1,690,756
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $55,821,413)                                                           $57,241,585
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield.

(e) Miscellaneous footnote:

ADR -- American Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing U.S.
depository bank.

At March 31, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments, based on cost for federal income tax purposes, were $5,971,397 and $(4,551,225), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.




Thrivent Series Fund, Inc.
Notes to Schedules of Investments
March 31, 2005 (unaudited)


SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield Portfolio and High Yield Portfolio II invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)



[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Partner Small Cap Growth Portfolio

Schedule of Investments

As of March 31, 2005
(unaudited)




Partner Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2005 (unaudited)(a)

      Shares   Common Stock (78.3%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (14.6%)
-------------------------------------------------------------------------------------------------------------------------
      11,372   99 Cents Only Stores(b,c)                                                                         $149,769
       6,610   Aeropostale, Inc.(b)                                                                               216,478
       2,930   Buffalo Wild Wings, Inc.(b,c)                                                                      110,842
       2,790   Children's Place Retail Stores, Inc.(b)                                                            133,222
      10,283   Coldwater Creek, Inc.(b)                                                                           190,021
      10,421   Cox Radio, Inc.(b)                                                                                 175,177
       7,510   CSK Auto Corporation(b)                                                                            132,552
       5,130   Cumulus Media, Inc.(b)                                                                              73,102
       6,450   Dick's Sporting Goods, Inc.(b,c)                                                                   236,908
      15,302   Emmis Communications Corporation(b)                                                                294,104
      28,526   Entravision Communications Corporation(b)                                                          253,026
       8,497   Fossil, Inc.(b)                                                                                    220,285
      22,133   Fred's, Inc.(c)                                                                                    380,024
       7,040   Genesco, Inc.(b)                                                                                   200,077
       9,503   Gentex Corporation(c)                                                                              303,146
       2,969   Getty Images, Inc.(b)                                                                              211,126
      12,740   Insight Enterprises, Inc.(b)                                                                       223,714
      12,329   Linens 'n Things, Inc.(b)                                                                          306,129
      14,830   Lions Gate Entertainment Corporation(b,c)                                                          163,872
       5,750   MarineMax, Inc.(b)                                                                                 179,285
       9,472   Monaco Coach Corporation                                                                           152,973
       4,350   Overstock.com, Inc.(b,c)                                                                           187,006
       4,850   P.F. Chang's China Bistro, Inc.(b,c)                                                               290,030
       5,940   Pennsylvania National Gaming, Inc.(b)                                                              174,517
      14,185   PETCO Animal Supplies, Inc.(b)                                                                     522,150
       5,110   Provide Commerce, Inc.(b,c)                                                                        147,577
       9,913   RARE Hospitality International, Inc.(b)                                                            306,113
       4,320   Red Robin Gourmet Burgers, Inc.(b)                                                                 219,931
      13,075   Ruby Tuesday, Inc.                                                                                 317,592
      14,040   Scientific Games Corporation(b,c)                                                                  320,814
       7,155   Shuffle Master, Inc.(b,c)                                                                          207,209
       4,500   Sonic Corporation(b)                                                                               150,300
      12,710   Stein Mart, Inc.(b)                                                                                285,975
      11,834   Tractor Supply Company(b)                                                                          516,554
      50,611   ValueVision Media, Inc.(b)                                                                         626,058
       4,748   WCI Communities, Inc.(b)                                                                           142,820
       9,664   Winnebago Industries, Inc.(c)                                                                      305,382
       5,380   WMS Industries, Inc.(b,c)                                                                          151,501
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     9,177,361
=========================================================================================================================

Consumer Staples (1.1%)
-------------------------------------------------------------------------------------------------------------------------
      11,364   Performance Food Group Company(b)                                                                  314,556
      52,232   SunOpta, Inc.(b,c)                                                                                 266,383
       4,550   United Natural Foods, Inc.(b)                                                                      130,266
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                             711,205
=========================================================================================================================

Energy (4.7%)
-------------------------------------------------------------------------------------------------------------------------
       6,302   Cal Dive International, Inc.(b)                                                                    285,481
       5,898   Cooper Cameron Corporation(b)                                                                      337,425
       3,500   Denbury Resources, Inc.(b)                                                                         123,305
       8,910   Energy Partners, Ltd.(b)                                                                           231,393
       8,582   Forest Oil Corporation(b)                                                                          347,571
       3,560   Helmerich & Payne, Inc.                                                                            141,296
       9,007   Hydril Company(b)                                                                                  526,099
       4,480   InterOil Corporation(b,c)                                                                          156,621
       6,300   Plains Exploration & Production Company(b)                                                         219,870
       2,370   Southwestern Energy Company(b)                                                                     134,521
       6,600   Superior Energy Services, Inc.(b)                                                                  113,520
      10,063   Western Gas Resources, Inc.                                                                        346,670
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     2,963,772
=========================================================================================================================

Financials (6.9%)
-------------------------------------------------------------------------------------------------------------------------
      12,965   Affiliated Managers Group, Inc.(b,c)                                                               804,223
       6,900   Boston Private Financial Holdings, Inc.(c)                                                         163,875
       5,920   CB Richard Ellis Group, Inc.(b)                                                                    207,141
       7,840   East West Bancorp, Inc.                                                                            289,453
       9,929   Financial Federal Corporation                                                                      351,189
       6,172   Gabelli Asset Management, Inc.                                                                     275,580
       4,780   GFI Group, Inc.(b)                                                                                 128,247
       9,470   Investment Technology Group, Inc.(b)                                                               165,725
      13,347   Jefferies Group, Inc.                                                                              502,915
      13,370   Metris Companies, Inc.(b,c)                                                                        154,958
       5,600   Piper Jaffray Companies(b)                                                                         204,904
       6,480   Platinum Underwriters Holdings, Ltd.                                                               192,456
      11,930   Southwest Bancorporation of Texas, Inc.                                                            218,916
       9,060   Sunstone Hotel Investors, Inc.(c)                                                                  194,337
       6,570   Ventas, Inc.                                                                                       163,987
       6,583   Wintrust Financial Corporation                                                                     309,993
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                 4,327,899
=========================================================================================================================

Health Care (13.3%)
-------------------------------------------------------------------------------------------------------------------------
       8,050   Advanced Medical Optics, Inc.(b,c)                                                                 291,490
       8,850   Advanced Neuromodulation Systems,
               Inc.(b,c)                                                                                          237,268
       8,600   American Healthways, Inc.(b,c)                                                                     283,972
      11,680   American Medical Systems Holdings, Inc.(b)                                                         200,662
       5,250   AMERIGROUP Corporation(b)                                                                          191,940
      14,829   AmSurg Corporation(b,c)                                                                            375,174
       6,590   Barrier Therapeutics, Inc.(b)                                                                      102,079
      12,002   Connetics Corporation(b,c)                                                                         303,531
       9,440   CV Therapeutics, Inc.(b,c)                                                                         192,198
       7,260   Edwards Lifesciences Corporation(b)                                                                313,777
      14,189   Enzon Pharmaceuticals, Inc.(b)                                                                     144,586
       3,395   Eyetech Pharmaceuticals, Inc.(b,c)                                                                  93,362
      10,660   Genesis Healthcare Corporation(b)                                                                  457,207
      17,828   HealthExtras, Inc.(b,c)                                                                            296,836
       3,271   IDEXX Laboratories, Inc.(b)                                                                        177,157
      16,065   Immucor, Inc.(b)                                                                                   485,002
       6,638   INAMED Corporation(b)                                                                              463,863
      17,920   Incyte Corporation(b,c)                                                                            122,394
       7,130   Kindred Healthcare, Inc.(b,c)                                                                      250,263
       6,586   LifePoint Hospitals, Inc.(b,c)                                                                     288,730
       5,460   Medicines Company(b)                                                                               123,724
       5,680   MGI Pharma, Inc.(b)                                                                                143,534
      20,372   Nabi Biopharmaceuticals(b)                                                                         254,243
      27,978   PSS World Medical, Inc.(b)                                                                         318,110
       3,800   Psychiatric Solutions, Inc.(b)                                                                     174,800
       6,480   ResMed, Inc.(b,c)                                                                                  365,472
       6,460   Serologicals Corporation(b,c)                                                                      157,882
       5,500   Sierra Health Services, Inc.(b,c)                                                                  351,120
       3,340   Sunrise Senior Living, Inc.(b,c)                                                                   162,324
       3,790   Syneron Medical, Ltd.(b)                                                                           120,749
       7,790   Telik, Inc.(b,c)                                                                                   117,473
       5,150   United Therapeutics Corporation(b,c)                                                               235,329
      13,029   Varian, Inc.(b)                                                                                    493,669
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                8,289,920
=========================================================================================================================

Industrials (10.2%)
-------------------------------------------------------------------------------------------------------------------------
       4,990   Actuant Corporation(b)                                                                             224,151
       9,390   AirTran Holdings, Inc.(b,c)                                                                         84,980
       3,790   Armor Holdings, Inc.(b)                                                                            140,571
      19,030   Artesyn Technologies, Inc.(b,c)                                                                    165,751
       4,060   Bucyrus International, Inc.                                                                        158,584
       6,250   Coinstar, Inc.(b)                                                                                  132,500
      11,840   DiamondCluster International, Inc.(b)                                                              190,624
      16,330   Education Management Corporation(b)                                                                456,424
       4,940   Forward Air Corporation                                                                            210,345
      33,857   FTI Consulting, Inc.(b,c)                                                                          698,808
      15,030   Hexcel Corporation(b)                                                                              233,115
      10,020   Jackson Hewitt Tax Service, Inc.                                                                   209,618
      13,013   Jacobs Engineering Group, Inc.(b)                                                                  675,635
       5,950   JLG Industries, Inc.                                                                               128,222
       8,845   Joy Global, Inc.                                                                                   310,106
      10,720   Korn/Ferry International(b,c)                                                                      204,002
      10,660   Labor Ready, Inc.(b)                                                                               198,809
       6,520   Landstar System, Inc.(b)                                                                           213,530
      10,870   Navigant Consulting, Inc.(b)                                                                       295,990
       8,230   Pacer International, Inc.(b)                                                                       196,615
       8,400   Resources Global Professionals(b,c)                                                                175,812
      11,521   Stericycle, Inc.(b)                                                                                509,228
       4,220   Teledyne Technologies, Inc.(b)                                                                     132,086
       7,140   Wabash National Corporation(c)                                                                     174,216
       4,800   Watsco, Inc.                                                                                       202,080
       3,850   WESCO International, Inc.(b)                                                                       107,800
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                6,429,602
=========================================================================================================================

Information Technology (24.6%)
-------------------------------------------------------------------------------------------------------------------------
      16,930   Advanced Energy Industries, Inc.(b)                                                                163,713
       8,980   Advent Software, Inc.(b)                                                                           163,256
       6,655   Agile Software Corporation(b)                                                                       48,448
      15,754   Altiris, Inc.(b,c)                                                                                 375,733
      13,160   Amkor Technology, Inc.(b,c)                                                                         50,798
      23,666   Andrew Corporation(b)                                                                              277,129
      21,990   aQuantive, Inc.(b,c)                                                                               243,429
       8,476   Ask Jeeves, Inc.(b,c)                                                                              238,006
      14,700   Atheros Communications, Inc.(b,c)                                                                  150,969
      24,047   Avocent Corporation(b)                                                                             617,046
      22,989   Benchmark Electronics, Inc.(b)                                                                     731,740
       9,395   Catapult Communications Corporation(b)                                                             200,583
       4,720   ChipMOS TECHNOLOGIES (Bermuda), Ltd.(b)                                                             29,976
      24,010   CNET Networks, Inc.(b)                                                                             226,654
       8,480   Cymer, Inc.(b,c)                                                                                   227,010
       8,430   Digi International, Inc.(b)                                                                        115,660
      30,864   Digital Insight Corporation(b,c)                                                                   506,170
       5,160   Euronet Worldwide, Inc.(b)                                                                         147,318
       5,950   F5 Networks, Inc.(b)                                                                               300,416
       5,225   FactSet Research Systems, Inc.                                                                     172,461
      17,876   Fair Isaac Corporation                                                                             615,649
      21,007   FileNet Corporation(b)                                                                             478,539
       7,810   FormFactor, Inc.(b)                                                                                176,818
       7,615   Global Imaging Systems, Inc.(b)                                                                    270,028
      14,338   Hyperion Solutions Corporation(b)                                                                  632,449
      19,080   Identix, Inc.(b,c)                                                                                  96,354
      42,370   Informatica Corporation(b)                                                                         350,400
       5,160   InfoSpace, Inc.(b)                                                                                 210,683
      26,290   Integrated Device Technology, Inc.(b)                                                              316,269
      25,030   Internet Capital Group, Inc.(b,c)                                                                  175,711
      12,715   Intersil Corporation                                                                               220,224
      30,370   iVillage, Inc.(b)                                                                                  184,953
      16,030   Ixia(b,c)                                                                                          285,174
       4,720   J2 Global Communication, Inc.(b,c)                                                                 161,943
      17,878   Jack Henry & Associates, Inc.                                                                      321,625
       6,138   Kronos, Inc.(b)                                                                                    313,713
      12,320   Littelfuse, Inc.(b)                                                                                352,968
       6,292   Macrovision Corporation(b)                                                                         143,395
      20,020   Mattson Technology, Inc.(b)                                                                        158,959
       3,860   MICROS Systems, Inc.(b)                                                                            141,701
      15,960   Microsemi Corporation(b)                                                                           259,988
      32,120   NMS Communications Corporation(b,c)                                                                137,795
       6,490   Open Solutions, Inc.(b)                                                                            128,697
      13,350   Openwave Systems, Inc.(b,c)                                                                        162,736
      20,454   Photon Dynamics, Inc(b,c)                                                                          389,853
       4,590   RADWARE, Inc.(b)                                                                                   107,727
       8,976   Rogers Corporation(b)                                                                              359,040
      21,560   Semtech Corporation(b)                                                                             385,277
      15,928   SERENA Software, Inc.(b,c)                                                                         378,449
       3,270   Sigmatel, Inc.(b)                                                                                  122,396
       6,465   Silicon Laboratories, Inc.(b,c)                                                                    192,075
       6,390   Tessera Technologies, Inc.(b)                                                                      276,240
       7,280   Trident Microsystems, Inc.(b)                                                                      128,710
       8,920   Trimble Navigation, Ltd.(b)                                                                        301,585
      16,136   UNOVA, Inc.(b,c)                                                                                   333,208
      29,819   ValueClick, Inc.(b)                                                                                316,380
       7,460   Varian Semiconductor Equipment Associates,
               Inc.                                                                                               283,555
       7,310   Verint Systems, Inc.(b)                                                                            255,411
      18,160   Witness Systems, Inc.(b)                                                                           318,708
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    15,431,900
=========================================================================================================================

Materials (2.2%)
-------------------------------------------------------------------------------------------------------------------------
      10,560   Allegheny Technologies, Inc.                                                                       254,602
       7,900   Alpha Natural Resources, Inc.(b)                                                                   226,493
       5,050   Century Aluminum Company(b)                                                                        152,813
      11,640   Crown Holdings, Inc.(b)                                                                            181,118
       2,210   Eagle Materials, Inc.(c)                                                                           178,877
       2,860   Georgia Gulf Corporation                                                                           131,503
       4,170   Great Lakes Chemical Corporation                                                                   133,940
      10,770   Wellman, Inc.                                                                                      155,734
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  1,415,080
=========================================================================================================================

Telecommunications Services (0.7%)
-------------------------------------------------------------------------------------------------------------------------
      32,630   SBA Communications Corporation(b)                                                                  298,891
      22,740   UbiquiTel, Inc.(b,c)                                                                               152,358
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                                  451,249
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $46,170,281)                                                           49,197,988
=========================================================================================================================
      Shares   Preferred Stock (0.2%)                                                                               Value
-------------------------------------------------------------------------------------------------------------------------
       5,360   Hornbeck Offshore Services, Inc.,
               Convertible(b)                                                                                    $134,322
-------------------------------------------------------------------------------------------------------------------------
               Total Preferred Stock (cost $134,009)                                                              134,322
=========================================================================================================================


      Shares   Collateral Held for Securities Loaned (18.2%)         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  11,475,432   Thrivent Financial Securities Lending
               Trust                                                            2.740%              N/A       $11,475,432
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $11,475,432)                                                                       11,475,432
=========================================================================================================================

   Shares or
   Principal
      Amount   Short-Term Investments (3.3%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $1,110,000   Edison Asset Securitization, LLC                                 2.830%         4/1/2005        $1,110,000
     980,680   Thrivent Money Market Portfolio                                  2.310               N/A           980,680
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized
               cost)                                                                                            2,090,680
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $59,870,402)                                                           $62,898,422
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield.

At March 31, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments, based on cost for federal income tax purposes, were $5,647,159 and $(2,619,139), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.





Thrivent Series Fund, Inc.
Notes to Schedules of Investments
March 31, 2005 (unaudited)


SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield Portfolio and High Yield Portfolio II invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)




[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Partner Small Cap Value Portfolio

Schedule of Investments

As of March 31, 2005
(unaudited)



Partner Small Cap Value Portfolio
Schedule of Investments as of March 31, 2005 (unaudited)(a)

      Shares   Common Stock (83.8%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (11.8%)
-------------------------------------------------------------------------------------------------------------------------
      54,000   Aaron Rents, Inc.                                                                               $1,080,000
      11,400   Centerplate, Inc.                                                                                  144,552
      20,700   CSS Industries, Inc.(b)                                                                            756,585
      48,000   Dixie Group, Inc.(c)                                                                               759,360
      30,000   Fred's, Inc.(b)                                                                                    515,100
      40,000   Hancock Fabrics, Inc.(b)                                                                           297,600
      69,000   Haverty Furniture Companies, Inc.(b)                                                             1,052,250
     112,000   IMPCO Technologies, Inc.(b,c)                                                                      602,000
      38,500   Journal Register Company(c)                                                                        642,950
      20,500   Orient Express Hotels, Ltd.                                                                        535,050
      31,300   RARE Hospitality International, Inc.(c)                                                            966,544
      14,200   Ruby Tuesday, Inc.(b)                                                                              344,918
      27,200   Saga Communications, Inc.(c)                                                                       437,920
       7,000   SCP Pool Corporation                                                                               223,020
      14,800   Stanley Furniture Company, Inc.                                                                    699,744
      17,000   Steak n Shake Company(c)                                                                           328,950
      34,500   Stein Mart, Inc.(c)                                                                                776,250
      16,500   Steven Madden, Ltd.(b,c)                                                                           275,385
      36,000   TBC Corporation(c)                                                                               1,002,960
      22,500   WCI Communities, Inc.(b,c)                                                                         676,800
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    12,117,938
=========================================================================================================================

Consumer Staples (2.0%)
-------------------------------------------------------------------------------------------------------------------------
      29,100   Casey's General Stores, Inc.                                                                       522,927
      26,000   Nash Finch Company(b)                                                                              987,740
      17,600   Standard Commercial Corporation                                                                    327,360
      20,000   Wild Oats Markets, Inc.(b,c)                                                                       212,600
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           2,050,627
=========================================================================================================================

Energy (6.6%)
-------------------------------------------------------------------------------------------------------------------------
      21,900   Encore Acquisition Company(c)                                                                      904,470
      31,000   Forest Oil Corporation(c)                                                                        1,255,500
      22,200   Lone Star Technologies, Inc.(c)                                                                    875,346
      16,000   Magnum Hunter Resources, Inc.(c)                                                                   257,760
      23,400   TETRA Technologies, Inc.(c)                                                                        665,496
      36,500   Todco(c)                                                                                           943,160
      28,800   W-H Energy Services, Inc.(c)                                                                       689,184
      30,500   Whiting Petroleum Corporation(c)                                                                 1,243,790
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     6,834,706
=========================================================================================================================

Financials (21.3%)
-------------------------------------------------------------------------------------------------------------------------
      31,200   Allied Capital Corporation(b)                                                                      814,320
      15,000   American Capital Strategies, Ltd.(b)                                                               471,150
      16,000   Bedford Property Investors, Inc.                                                                   349,280
      17,600   Boston Private Financial Holdings, Inc.                                                            418,000
      34,000   Bristol West Holdings, Inc.                                                                        527,000
      35,600   East West Bancorp, Inc.                                                                          1,314,352
      33,300   First Financial Fund, Inc.(b)                                                                      600,066
      40,000   First Potomac Realty Trust                                                                         914,000
      42,500   First Republic Bank                                                                              1,375,725
      10,500   Gables Residential Trust(b)                                                                        349,650
      24,000   GB&T Bancshares, Inc.(b)                                                                           519,840
      49,300   Glenborough Realty Trust, Inc.                                                                     942,616
      20,300   Innkeepers USA Trust                                                                               262,073
       5,000   iShares Russell 2000 Value(b)                                                                      918,000
       9,700   Kilroy Realty Corporation                                                                          396,827
      60,500   Kite Realty Group Trust                                                                            871,200
       2,400   Markel Corporation(c)                                                                              828,504
      40,000   Max Re Capital, Ltd.                                                                               941,200
      22,000   Midland Company                                                                                    693,220
      30,000   Net Bank, Inc.                                                                                     254,400
      23,100   Ohio Casualty Corporation(c)                                                                       530,838
      26,000   ProAssurance Corporation(c)                                                                      1,027,000
      24,000   Silicon Valley Bancshares(c)                                                                     1,057,440
      60,000   Strategic Hotel Capital, Inc.(b)                                                                   882,000
      21,700   Sun Communities, Inc.                                                                              776,860
      60,000   Texas Regional Bancshares, Inc.                                                                  1,806,600
      24,300   Trammell Crow Company(c)                                                                           499,851
      21,200   Triad Guaranty, Inc.(c)                                                                          1,115,332
      15,600   Washington Real Estate Investment Trust(b)                                                         448,500
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                21,905,844
=========================================================================================================================

Health Care (4.2%)
-------------------------------------------------------------------------------------------------------------------------
      12,400   Arrow International, Inc.                                                                          425,940
      53,000   Diversa Corporation(b,c)                                                                           263,940
      19,000   Matthews International Corporation                                                                 622,440
      36,000   Myogen, Inc.(c)                                                                                    284,040
      14,500   Myriad Genetics, Inc.(b,c)                                                                         266,655
      51,000   Odyssey Healthcare, Inc.(b,c)                                                                      599,760
      44,100   Owens & Minor, Inc.                                                                              1,197,315
      26,500   West Pharmaceutical Services, Inc.(c)                                                              633,350
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                4,293,440
=========================================================================================================================

Industrials (17.0%)
-------------------------------------------------------------------------------------------------------------------------
      10,500   Ameron International Corporation                                                                   378,000
      65,000   Casella Waste Systems, Inc.(c)                                                                     859,950
      31,500   Dollar Thrifty Automotive Group, Inc.(c)                                                         1,032,570
      13,600   EDO Corporation                                                                                    408,680
      22,100   ElkCorp                                                                                            849,966
      20,000   Franklin Electric Company, Inc.(b)                                                                 754,600
      20,400   FTI Consulting, Inc.(c)                                                                            421,056
      22,800   G & K Services, Inc.                                                                               918,612
      39,500   Genesee & Wyoming, Inc.(c)                                                                       1,023,445
       8,700   Genlyte Group, Inc.(c)                                                                             782,739
      16,000   Hub Group, Inc.(c)                                                                               1,002,720
      25,300   IDEX Corporation                                                                                 1,020,855
      53,800   Insituform Technologies, Inc.(c)                                                                   754,520
      12,200   JLG Industries, Inc.                                                                               262,910
      25,200   Kirby Corporation(c)                                                                             1,059,156
      70,000   LSI Industries, Inc.(b)                                                                            786,100
      41,200   McGrath Rentcorp                                                                                   963,256
      25,400   Nordson Corporation                                                                                935,228
      35,000   RemedyTemp, Inc.(c)                                                                                344,750
      26,000   Thomas Industries, Inc.                                                                          1,030,640
      50,000   Vitran Corporation, Inc.(c)                                                                        742,500
      15,800   Waste Connections, Inc.(c)                                                                         549,050
       9,000   Woodward Governor Company                                                                          645,300
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               17,526,603
=========================================================================================================================

Information Technology (8.1%)
-------------------------------------------------------------------------------------------------------------------------
      62,000   Agile Software Corporation(c)                                                                      451,360
      23,300   Applied Films Corporation(c)                                                                       538,696
      14,000   ATMI, Inc.(b,c)                                                                                    350,560
      36,500   Belden CDT, Inc.(b)                                                                                810,665
      23,400   Brooks Automation, Inc.(c)                                                                         355,212
      12,800   Catapult Communications Corporation(c)                                                             273,280
      42,000   Helix Technology Corporation(b)                                                                    649,740
     133,500   Lattice Semiconductor Corporation(c)                                                               716,895
       9,000   Littelfuse, Inc.(c)                                                                                257,850
      42,500   Methode Electronics, Inc.                                                                          514,675
      91,000   MPS Group, Inc.(c)                                                                                 956,410
      45,000   Mykrolis Corporation(c)                                                                            643,500
      14,000   Progress Software Corporation(c)                                                                   367,080
      74,500   SBS Technologies, Inc.(b,c)                                                                        830,675
      13,000   SPSS, Inc.(c)                                                                                      226,070
      26,900   StarTek, Inc.(b)                                                                                   451,920
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                     8,394,588
=========================================================================================================================

Materials (8.3%)
-------------------------------------------------------------------------------------------------------------------------
      36,700   Airgas, Inc.                                                                                       876,763
      19,500   AptarGroup, Inc.                                                                                 1,013,610
      23,200   Arch Chemicals, Inc.                                                                               660,504
      17,300   Carpenter Technology Corporation                                                                 1,027,793
      15,000   Chesapeake Corporation                                                                             315,300
       6,600   Deltic Timber Corporation                                                                          258,060
      12,700   Florida Rock Industries, Inc.(b)                                                                   747,014
      32,000   Gibraltar Industries, Inc.                                                                         702,080
      16,100   MacDermid, Inc.                                                                                    523,250
      17,500   Meridian Gold, Inc.(b,c)                                                                           294,700
       8,000   Minerals Technologies, Inc.                                                                        526,240
      40,000   Myers Industries, Inc.                                                                             564,400
       2,000   Potlatch Corporation                                                                                94,140
      52,000   Stillwater Mining Company(c)                                                                       512,200
      29,000   Wausau-Mosinee Paper Corporation                                                                   410,060
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  8,526,114
=========================================================================================================================

Utilities (4.5%)
-------------------------------------------------------------------------------------------------------------------------
      21,500   Black Hills Corporation(b)                                                                         711,005
      41,500   Cleco Corporation                                                                                  883,950
      45,500   El Paso Electric Company(c)                                                                        864,500
      13,200   Otter Tail Power Company                                                                           330,528
      30,300   UniSource Energy Corporation(b)                                                                    938,391
      36,000   Vectren Corporation                                                                                959,040
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  4,687,414
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $81,423,831)                                                           86,337,274
=========================================================================================================================


      Shares   Collateral Held for Securities Loaned (12.4%)         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  12,823,697   Thrivent Financial Securities Lending
               Trust                                                            2.740%              N/A       $12,823,697
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $12,823,697)                                                                       12,823,697
=========================================================================================================================

      Shares   Short-Term Investments (3.8%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   3,893,778   Thrivent Money Market Portfolio                                  2.310%              N/A        $3,893,778
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized
               cost)                                                                                            3,893,778
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $98,141,306)                                                          $103,054,749
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) All or a portion of the security is on loan.

(c) Non-income producing security.

(d) The interest rate shown reflects the yield.

At March 31, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments, based on cost for federal income tax purposes, were $7,592,484 and $(2,679,041), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.




Thrivent Series Fund, Inc.
Notes to Schedules of Investments
March 31, 2005 (unaudited)


SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield Portfolio and High Yield Portfolio II invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Small Cap Stock Portfolio

Schedule of Investments

As of March 31, 2005
(unaudited)



Small Cap Stock Portfolio
Schedule of Investments as of March 31, 2005 (unaudited)(a)

      Shares   Common Stock (79.3%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (12.8%)
-------------------------------------------------------------------------------------------------------------------------
      32,300   ADVO, Inc.                                                                                      $1,209,635
      27,750   Aeropostale, Inc.(b)                                                                               908,812
      40,200   American Eagle Outfitters, Inc.                                                                  1,187,910
      10,375   AnnTaylor Stores Corporation(b)                                                                    265,496
      30,100   Autoliv, Inc.                                                                                    1,434,265
      17,700   Boyd Gaming Corporation                                                                            923,055
      16,400   Cheesecake Factory, Inc.(b)                                                                        581,380
      21,700   Children's Place Retail Stores, Inc.(b)                                                          1,036,175
      28,900   Cooper Tire & Rubber Company                                                                       530,604
      33,100   GameStop Corporation(b,c)                                                                          733,496
      32,950   Gander Mountain Company(b,c)                                                                       431,645
      32,100   Great Wolf Resorts, Inc.(b)                                                                        800,895
      17,200   Guitar Center, Inc.(b)                                                                             943,076
      24,100   Hibbett Sporting Goods, Inc.(b)                                                                    723,964
      49,400   Insight Enterprises, Inc.(b)                                                                       867,464
      99,500   Interface, Inc.(b,c)                                                                               678,590
      27,600   International Speedway Corporation                                                               1,497,300
      22,600   Jack in the Box, Inc.(b)                                                                           838,460
      65,900   Lions Gate Entertainment Corporation(b,c)                                                          728,195
       5,684   M.D.C. Holdings, Inc.                                                                              395,891
       3,225   Marine Products Corporation                                                                         54,212
      44,950   MarineMax, Inc.(b)                                                                               1,401,541
      52,000   Marvel Enterprises, Inc.(b)                                                                      1,040,000
      12,300   Men's Wearhouse, Inc.(b)                                                                           519,183
      14,000   Nordstrom, Inc.                                                                                    775,320
      13,300   P.F. Chang's China Bistro, Inc.(b,c)                                                               795,340
      23,500   Pep Boys -- Manny, Moe & Jack(c)                                                                   413,130
      31,900   Quiksilver, Inc.(b)                                                                                926,057
      49,000   Radio One, Inc.(b)                                                                                 719,320
      20,200   Red Robin Gourmet Burgers, Inc.(b,c)                                                             1,028,382
      21,100   Regis Corporation                                                                                  863,623
      47,300   SCP Pool Corporation                                                                             1,506,978
      30,625   Shuffle Master, Inc.(b,c)                                                                          886,900
      22,700   Sonic Corporation(b)                                                                               758,180
      21,000   Stamps.com, Inc.(b,c)                                                                              348,600
      20,950   Texas Roadhouse, Inc.(b,c)                                                                         588,276
      10,400   Tractor Supply Company(b)                                                                          453,960
      41,300   ValueVision Media, Inc.(b,c)                                                                       510,881
      45,700   Warnaco Group, Inc.(b)                                                                           1,098,628
      23,500   WCI Communities, Inc.(b,c)                                                                         706,880
      56,000   Wolverine World Wide, Inc.                                                                       1,200,080
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    33,311,779
=========================================================================================================================

Consumer Staples (2.7%)
-------------------------------------------------------------------------------------------------------------------------
      72,800   Casey's General Stores, Inc.                                                                     1,308,216
      25,600   Central Garden and Pet Company(b,c)                                                              1,122,816
      52,200   Corn Products International, Inc.                                                                1,356,678
      22,900   Dean Foods Company(b)                                                                              785,470
      32,600   Elizabeth Arden, Inc.(b,c)                                                                         773,924
      19,700   McCormick & Company, Inc.                                                                          678,271
      21,600   Ralcorp Holdings, Inc.                                                                           1,022,760
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           7,048,135
=========================================================================================================================

Energy (6.1%)
-------------------------------------------------------------------------------------------------------------------------
      19,500   Cimarex Energy Company(b,c)                                                                        760,500
      33,400   Dawson Geophysical Company(b)                                                                      808,280
      28,400   Dril-Quip, Inc.(b,c)                                                                               873,016
      58,700   Energy Partners, Ltd.(b,c)                                                                       1,524,439
      28,700   FMC Technologies, Inc.(b)                                                                          952,266
      19,000   Forest Oil Corporation(b,c)                                                                        769,500
      23,700   Global Industries, Ltd.(b)                                                                         221,721
      36,400   Key Energy Services, Inc.(b)                                                                       417,508
      33,900   Maverick Tube Corporation(b)                                                                     1,102,089
      39,200   Patterson-UTI Energy, Inc.                                                                         980,784
      53,900   Pioneer Drilling Company(b)                                                                        742,203
      12,700   Precision Drilling Corporation(b)                                                                  948,182
      41,500   Pride International, Inc.(b)                                                                     1,030,860
       9,400   Quicksilver Resources, Inc.(b,c)                                                                   458,062
      39,400   Range Resources Corporation                                                                        920,384
      49,900   Superior Energy Services, Inc.(b)                                                                  858,280
      12,500   Ultra Petroleum Corporation(b)                                                                     635,000
     100,600   Warren Resources, Inc.(b)                                                                        1,079,438
      20,300   World Fuel Services Corporation                                                                    639,450
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    15,721,962
=========================================================================================================================

Financials (13.5%)
-------------------------------------------------------------------------------------------------------------------------
      20,550   Affiliated Managers Group, Inc.(b,c)                                                             1,274,716
       9,100   Alabama National BanCorporation(c)                                                                 563,199
      11,700   Alexandria Real Estate Equities, Inc.                                                              753,246
      29,200   American Capital Strategies, Ltd.(c)                                                               917,172
      55,950   Argonaut Group, Inc.(b,c)                                                                        1,187,259
      25,350   BioMed Realty Trust, Inc.                                                                          522,210
      24,218   BOK Financial Corporation(b)                                                                       985,188
      33,400   Center Financial Corporation(c)                                                                    588,842
      22,800   CoBiz, Inc.(c)                                                                                     441,864
      21,300   Colonial BancGroup, Inc.                                                                           437,076
      30,600   Commercial Capital Bancorp, Inc.                                                                   622,710
      23,200   Corus Bankshares, Inc.                                                                           1,106,408
      14,300   Downey Financial Corporation                                                                       879,879
      20,200   EastGroup Properties, Inc.                                                                         761,540
      15,500   First Community Bancorp, Inc.                                                                      686,650
      18,100   First Indiana Corporation(c)                                                                       438,020
      43,100   HCC Insurance Holdings, Inc.                                                                     1,558,496
      96,600   HRPT Properties Trust                                                                            1,150,506
      26,800   Investors Financial Services Corporation                                                         1,310,788
       8,000   iShares Russell 2000 Index Fund(c)                                                                 975,200
       6,200   iShares S&P SmallCap 600 Index Fund(c)                                                             983,382
      26,200   Main Street Banks, Inc.(c)                                                                         693,776
      20,500   MB Financial, Inc.                                                                                 785,150
      32,075   Mercantile Bank Corporation                                                                      1,311,226
      61,300   Ohio Casualty Corporation(b)                                                                     1,408,674
      14,600   Philadelphia Consolidated Holding
               Corporation(b)                                                                                   1,131,938
      21,900   Pinnacle Financial Partners, Inc.(b,c)                                                             453,768
      21,400   Piper Jaffray Companies(b)                                                                         783,026
      36,900   Platinum Underwriters Holdings, Ltd.                                                             1,095,930
       5,950   Preferred Bank                                                                                     237,405
      47,600   Providian Financial Corporation(b)                                                                 816,816
      18,800   Reinsurance Group of America, Inc.                                                                 800,504
      22,600   RLI Corporation                                                                                    936,770
      19,900   Sky Financial Group, Inc.                                                                          533,718
      15,100   SL Green Realty Corporation(c)                                                                     848,922
      14,100   South Financial Group, Inc.                                                                        430,614
      25,600   Sunstone Hotel Investors, Inc.(c)                                                                  549,120
      13,500   United Bankshares, Inc.                                                                            447,390
      41,403   Washington Federal, Inc.                                                                           965,104
      12,700   Westamerica Bancorporation                                                                         657,479
      99,100   Winston Hotels, Inc.                                                                             1,159,470
      16,000   Wintrust Financial Corporation                                                                     753,440
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                34,944,591
=========================================================================================================================

Health Care (11.1%)
-------------------------------------------------------------------------------------------------------------------------
      29,100   Amedisys, Inc.(b,c)                                                                                880,275
      30,700   Centene Corporation(b)                                                                             920,693
      20,800   Cooper Companies, Inc.                                                                           1,516,320
      23,000   Covance, Inc.(b)                                                                                 1,095,030
      73,600   CuraGen Corporation(b,c)                                                                           306,176
      20,200   Dade Behring Holdings, Inc.(b)                                                                   1,190,386
      16,200   Digene Corporation(b,c)                                                                            336,150
     178,600   Encore Medical Corporation(b,c)                                                                    960,868
      25,000   Haemonetics Corporation(b)                                                                       1,054,000
      35,200   Incyte Corporation(b,c)                                                                            240,416
      35,700   InterMune, Inc.(b,c)                                                                               392,700
      31,900   Intuitive Surgical, Inc.(b,c)                                                                    1,450,493
       8,000   Invitrogen Corporation(b)                                                                          553,600
      29,800   IVAX Corporation(b)                                                                                589,146
      11,000   Kos Pharmaceuticals, Inc.(b)                                                                       458,480
      13,800   LCA-Vision, Inc.                                                                                   459,540
      29,400   LifePoint Hospitals, Inc.(b,c)                                                                   1,288,896
      64,600   OraSure Technologies, Inc.(b,c)                                                                    475,456
      15,100   Par Pharmaceutical Companies, Inc.(b,c)                                                            504,944
      27,600   Psychiatric Solutions, Inc.(b)                                                                   1,269,600
      29,400   Renal Care Group, Inc.(b)                                                                        1,115,436
      15,900   ResMed, Inc.(b)                                                                                    896,760
     205,600   Savient Pharmaceuticals, Inc.(b)                                                                   565,400
      13,200   Serologicals Corporation(b)                                                                        322,608
      37,800   Shamir Optical Industry, Ltd.(b,c)                                                                 584,010
      17,900   Sierra Health Services, Inc.(b,c)                                                                1,142,736
      38,400   Sybron Dental Specialties, Inc.(b)                                                               1,378,560
       8,700   Techne Corporation(b)                                                                              349,566
      22,100   Trimeris, Inc.(b,c)                                                                                248,846
      30,100   United Surgical Partners International,
               Inc.(b,c)                                                                                        1,377,677
      14,400   Varian, Inc.(b)                                                                                    545,616
      33,200   Ventana Medical Systems, Inc.(b,c)                                                               1,243,672
      42,400   Vertex Pharmaceuticals, Inc.(b)                                                                    396,864
      25,600   Watson Pharmaceuticals, Inc.(b)                                                                    786,688
      29,000   Wellcare Health Plans, Inc.(b)                                                                     883,340
      24,000   Wright Medical Group, Inc.(b)                                                                      576,000
      19,200   ZymoGenetics, Inc.(b,c)                                                                            292,992
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               28,649,940
=========================================================================================================================

Industrials (14.3%)
-------------------------------------------------------------------------------------------------------------------------
      20,200   ARGON ST, Inc.(b,c)                                                                                666,600
      15,500   Arkansas Best Corporation                                                                          585,590
      73,000   Artesyn Technologies, Inc.(b,c)                                                                    635,830
      45,050   Beacon Roofing Supply, Inc.(b,c)                                                                   985,919
      23,800   Briggs & Stratton Corporation                                                                      866,558
      20,600   Consolidated Graphics, Inc.(b)                                                                   1,083,560
      11,500   CUNO, Inc.(b)                                                                                      590,985
      15,900   DRS Technologies, Inc.(b)                                                                          675,750
      34,700   Dycom Industries, Inc.(b)                                                                          797,753
      27,300   G & K Services, Inc.                                                                             1,099,917
      36,250   Genesee & Wyoming, Inc.(b)                                                                         939,238
      22,100   Genlyte Group, Inc.(b)                                                                           1,988,338
      18,450   Graco, Inc.                                                                                        744,642
      48,313   Heartland Express, Inc.                                                                            925,194
      42,100   Hughes Supply, Inc.                                                                              1,252,475
      34,700   IDEX Corporation                                                                                 1,400,145
      21,000   Jacobs Engineering Group, Inc.(b)                                                                1,090,320
     118,900   Jacuzzi Brands, Inc.(b)                                                                          1,160,464
      87,300   Kforce, Inc.(b)                                                                                    959,427
      24,950   Knight Transportation, Inc.                                                                        615,516
      31,800   Landstar System, Inc.(b)                                                                         1,041,450
      21,500   Manitowoc Company, Inc.                                                                            868,385
      40,600   Mercury Computer Systems, Inc.(b)                                                                1,119,748
      30,200   Monster Worldwide, Inc.(b)                                                                         847,110
      39,900   MSC Industrial Direct Company, Inc.                                                              1,219,344
      20,700   Oshkosh Truck Corporation                                                                        1,697,193
      41,500   Pacer International, Inc.(b)                                                                       991,435
      14,800   Precision Castparts Corporation                                                                  1,139,748
      13,700   Ritchie Bros. Auctioneers, Inc.                                                                    432,920
      15,800   Roper Industries, Inc.                                                                           1,034,900
      50,700   SkyWest, Inc.                                                                                      942,513
      69,300   Standard Parking Corporation(b)                                                                  1,090,089
      50,400   Stewart & Stevenson Services, Inc.                                                               1,153,656
      10,200   Terex Corporation(b)                                                                               441,660
       5,300   Toro Company                                                                                       469,050
      13,600   Trex Company, Inc.(b,c)                                                                            603,976
      38,600   Waste Connections, Inc.(b)                                                                       1,341,350
      26,600   Watson Wyatt & Company Holdings                                                                    723,520
      22,300   York International Corporation                                                                     873,714
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               37,095,982
=========================================================================================================================

Information Technology (11.9%)
-------------------------------------------------------------------------------------------------------------------------
      31,700   Anteon International Corporation(b)                                                              1,234,081
      20,100   Ask Jeeves, Inc.(b,c)                                                                              564,408
      17,300   Avid Technology, Inc.(b)                                                                           936,276
      32,900   Avocent Corporation(b)                                                                             844,214
      50,500   Axcelis Technologies, Inc.(b)                                                                      368,650
      32,000   Benchmark Electronics, Inc.(b)                                                                   1,018,560
      10,500   Cabot Microelectronics Corporation(b,c)                                                            329,490
      22,600   CACI International, Inc.(b)                                                                      1,248,198
      72,400   Carrier Access Corporation(b,c)                                                                    431,504
      48,800   CNET Networks, Inc.(b,c)                                                                           460,672
      14,800   Cymer, Inc.(b,c)                                                                                   396,196
      40,500   Cypress Semiconductor Corporation(b,c)                                                             510,300
      59,800   Digitas, Inc.(b)                                                                                   603,980
      80,700   EarthLink, Inc.(b)                                                                                 726,300
      26,900   FindWhat.com(b,c)                                                                                  278,953
      21,700   Global Payments, Inc.(c)                                                                         1,399,433
      11,300   Hyperion Solutions Corporation(b)                                                                  498,443
      37,700   Ingram Micro, Inc.(b)                                                                              628,459
      29,200   Inter-Tel, Inc.                                                                                    715,400
      19,700   International Rectifier Corporation(b)                                                             896,350
      77,300   iVillage, Inc.(b,c)                                                                                470,757
      17,400   Keynote Systems, Inc.(b)                                                                           206,538
      13,900   Kronos, Inc.(b)                                                                                    710,429
      29,000   Macromedia, Inc.(b)                                                                                971,500
      20,400   Manhattan Associates, Inc.(b)                                                                      415,548
       8,800   McAfee, Inc.(b)                                                                                    198,528
     107,600   Micromuse, Inc.(b)                                                                                 487,428
     110,900   MPS Group, Inc.(b)                                                                               1,165,559
     203,900   ON Semiconductor Corporation(b)                                                                    805,405
     107,600   Parametric Technology Corporation(b)                                                               601,484
      59,500   Phoenix Technologies, Ltd.(b)                                                                      566,440
      29,400   Photronics, Inc.(b)                                                                                532,140
      23,700   Plantronics, Inc.                                                                                  902,496
     139,500   Plexus Corporation(b)                                                                            1,605,645
      58,000   Powerwave Technologies, Inc.(b,c)                                                                  448,920
     121,800   SeeBeyond Technology Corporation(b)                                                                384,888
      66,400   Skyworks Solutions, Inc.(b)                                                                        421,640
      52,300   Stellent, Inc.(b)                                                                                  439,843
      20,600   Tech Data Corporation(b)                                                                           763,436
      57,700   TIBCO Software, Inc.(b)                                                                            429,865
      54,500   Tollgrade Communications, Inc.(b)                                                                  376,050
      14,000   Varian Semiconductor Equipment Associates,
               Inc.                                                                                               532,140
      21,400   ViaSat, Inc.(b,c)                                                                                  399,966
      53,900   Vishay Intertechnology, Inc.(b,c)                                                                  669,977
     174,200   Vitesse Semiconductor Corporation(b,c)                                                             466,856
      85,400   Vitria Technology, Inc.(b,c)                                                                       295,484
     105,100   Wind River Systems, Inc.(b)                                                                      1,584,908
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    30,943,737
=========================================================================================================================

Materials (4.6%)
-------------------------------------------------------------------------------------------------------------------------
      36,100   Century Aluminum Company(b)                                                                      1,092,386
       6,100   Cytec Industries, Inc.                                                                             330,925
      21,700   Florida Rock Industries, Inc.(c)                                                                 1,276,394
      12,900   FMC Corporation(b)                                                                                 689,505
      20,100   Lubrizol Corporation                                                                               816,864
      36,700   MacDermid, Inc.                                                                                  1,192,750
      17,100   NOVA Chemicals Corporation                                                                         734,445
      40,500   Packaging Corporation of America                                                                   983,745
      38,200   Peabody Energy Corporation                                                                       1,770,952
      16,600   Quanex Corporation                                                                                 885,112
      44,600   RPM International, Inc.(c)                                                                         815,288
      34,100   Schweitzer-Mauduit International, Inc.                                                           1,144,055
       7,600   Steel Dynamics, Inc.(c)                                                                            261,820
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                 11,994,241
=========================================================================================================================

Telecommunications Services (0.6%)
-------------------------------------------------------------------------------------------------------------------------
      18,400   Arbinet Holdings, Inc.(b,c)                                                                        350,520
      20,200   FairPoint Communications, Inc.(c)                                                                  302,394
      17,750   Iowa Telecommunications Services, Inc.(c)                                                          346,125
      43,450   Valor Communications Group, Inc.(c)                                                                628,722
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                                1,627,761
=========================================================================================================================

Utilities (1.7%)
-------------------------------------------------------------------------------------------------------------------------
      21,500   AGL Resources, Inc.                                                                                750,995
      43,500   Aqua America, Inc.                                                                               1,059,225
      26,700   Energen Corporation                                                                              1,778,220
      31,800   Piedmont Natural Gas Company, Inc.(c)                                                              732,672
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  4,321,112
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $170,865,298)                                                         205,659,240
=========================================================================================================================


      Shares   Collateral Held for Securities Loaned (15.1%)         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  39,262,569   Thrivent Financial Securities Lending
               Trust                                                            2.740%              N/A       $39,262,569
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $39,262,569)                                                                       39,262,569
=========================================================================================================================

   Shares or
   Principal
      Amount   Short-Term Investments (5.6%)                         Interest Rate(d)              Date    Maturity Value
-------------------------------------------------------------------------------------------------------------------------
  $2,125,000   Chariot Funding, LLC                                             2.850%         4/1/2005        $2,125,000
   2,810,000   New Center Asset Trust                                           2.840          4/1/2005         2,810,000
   9,498,561   Thrivent Money Market Portfolio                                  2.310               N/A         9,498,561
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized
               cost)                                                                                           14,433,561
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $224,561,428)                                                         $259,355,370
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield.

At March 31, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments, based on cost for federal income tax purposes, were $40,135,539 and $(5,341,597), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.




Thrivent Series Fund, Inc.
Notes to Schedules of Investments
March 31, 2005 (unaudited)


SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield Portfolio and High Yield Portfolio II invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

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625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Small Cap Index Portfolio

Schedule of Investments

As of March 31, 2005
(unaudited)




Small Cap Index Portfolio
Schedule of Investments as of March 31, 2005 (unaudited)(a)

      Shares   Common Stock (80.8%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (14.1%)
-------------------------------------------------------------------------------------------------------------------------
      11,700   4Kids Entertainment, Inc.(b,c)                                                                    $258,687
      37,475   Aaron Rents, Inc.                                                                                  749,500
      19,300   Action Performance Companies, Inc.(c)                                                              255,339
      14,900   Advanced Marketing Services, Inc.(c)                                                                89,400
      31,150   ADVO, Inc.                                                                                       1,166,568
      19,600   Applica, Inc.(b)                                                                                    99,176
      30,600   Arbitron, Inc.                                                                                   1,312,740
      11,500   Arctic Cat, Inc.                                                                                   311,190
      26,000   Argosy Gaming Company(b,c)                                                                       1,193,920
      13,600   Ashworth, Inc.(b)                                                                                  154,904
      34,300   Aztar Corporation(b)                                                                               979,608
      33,000   Bally Total Fitness Holding
               Corporation(b,c)                                                                                   114,840
      10,300   Bassett Furniture Industries, Inc.                                                                 202,910
      18,100   Brown Shoe Company, Inc.                                                                           620,287
      13,900   Building Materials Holding Corporation                                                             618,272
      17,700   Burlington Coat Factory Warehouse
               Corporation                                                                                        507,990
      20,000   Cato Corporation                                                                                   645,000
      35,625   CEC Entertainment, Inc.(b)                                                                       1,303,875
      71,800   Champion Enterprises, Inc.(b,c)                                                                    674,920
      14,100   Children's Place Retail Stores, Inc.(b)                                                            673,275
      35,125   Christopher & Banks Corporation                                                                    618,200
      14,100   Coachmen Industries, Inc.(c)                                                                       191,760
      22,000   Cost Plus, Inc.(b)                                                                                 591,360
      13,500   Department 56, Inc.(b)                                                                             235,710
      21,700   Dress Barn, Inc.(b,c)                                                                              395,374
      11,000   Electronics Boutique Holdings
               Corporation(b,c)                                                                                   472,670
      14,900   Enesco Group, Inc.(b,c)                                                                             99,085
      35,050   Ethan Allen Interiors, Inc.                                                                      1,121,600
      22,460   Fedders Corporation(c)                                                                              62,439
      57,400   Fleetwood Enterprises, Inc.(b,c)                                                                   499,380
      39,837   Fossil, Inc.(b,c)                                                                                1,032,774
      38,550   Fred's, Inc.(c)                                                                                    661,904
      49,200   Gamestop Corporation(b)                                                                          1,097,160
      22,200   Genesco, Inc.(b,c)                                                                                 630,924
      18,900   Goody's Family Clothing, Inc.(c)                                                                   170,667
      22,600   Group 1 Automotive, Inc.(b)                                                                        594,380
      26,600   Guitar Center, Inc.(b)                                                                           1,458,478
      30,400   Gymboree Corporation(b)                                                                            381,216
       5,500   Haggar Corporation                                                                                 111,045
      21,600   Hancock Fabrics, Inc.(c)                                                                           160,704
      22,500   Haverty Furniture Companies, Inc.(c)                                                               343,125
      23,700   Hibbett Sporting Goods, Inc.(b)                                                                    711,948
      47,675   Hot Topic, Inc.(b)                                                                               1,041,699
      19,600   IHOP Corporation(c)                                                                                934,528
      48,575   Insight Enterprises, Inc.(b)                                                                       852,977
      44,100   Interface, Inc.(b)                                                                                 300,762
      17,550   J. Jill Group, Inc.(b,c)                                                                           241,488
      35,900   Jack in the Box, Inc.(b)                                                                         1,331,890
      26,300   JAKKS Pacific, Inc.(b,c)                                                                           564,661
      22,430   Jo-Ann Stores, Inc.(b)                                                                             630,059
      26,000   K-Swiss, Inc.(c)                                                                                   858,780
      46,700   K2, Inc.(b,c)                                                                                      642,125
      27,400   Kellwood Company                                                                                   788,846
      51,500   La-Z-Boy, Inc.(c)                                                                                  717,395
      21,600   Landry's Restaurants, Inc.                                                                         624,672
      13,800   Libbey, Inc.                                                                                       289,800
      44,500   Linens 'n Things, Inc.(b,c)                                                                      1,104,935
      17,800   Lone Star Steakhouse & Saloon, Inc.                                                                514,509
      32,716   M.D.C. Holdings, Inc.                                                                            2,278,669
      24,200   Marcus Corporation(c)                                                                              496,100
      13,200   Meade Instruments Corporation(b)                                                                    38,412
      31,600   Men's Wearhouse, Inc.(b)                                                                         1,333,836
      21,000   Meritage Homes Corporation                                                                       1,237,320
      13,700   Midas, Inc.(b)                                                                                     312,771
      29,400   Monaco Coach Corporation(c)                                                                        474,810
      25,400   Movie Gallery, Inc.(c)                                                                             728,472
      27,900   Multimedia Games, Inc.(b,c)                                                                        216,504
       4,600   National Presto Industries, Inc.                                                                   185,380
      27,900   Nautilus Group, Inc.(c)                                                                            662,904
       4,620   NVR, Inc.(b)                                                                                     3,626,703
      20,500   O'Charley's, Inc.(b)                                                                               445,670
      11,700   OshKosh B'Gosh, Inc.(c)                                                                            356,850
      13,700   Oxford Industries, Inc.(c)                                                                         501,283
      25,300   P.F. Chang's China Bistro, Inc.(b,c)                                                             1,512,940
      29,100   Panera Bread Company(b,c)                                                                        1,645,023
      11,600   Papa John's International, Inc.(b,c)                                                               402,752
      56,400   Pep Boys -- Manny, Moe & Jack(c)                                                                   991,512
      26,800   Phillips-Van Heusen Corporation                                                                    713,952
      39,500   Pinnacle Entertainment, Inc.(b)                                                                    659,650
      42,300   Polaris Industries, Inc.(c)                                                                      2,970,729
      56,400   Quiksilver, Inc.(b)                                                                              1,637,292
      34,050   RARE Hospitality International, Inc.(b)                                                          1,051,464
      12,600   Russ Berrie and Company, Inc.                                                                      241,290
      32,400   Russell Corporation                                                                                585,792
      41,400   Ryan's Restaurant Group, Inc.(b)                                                                   601,542
      52,012   SCP Pool Corporation                                                                             1,657,102
      36,300   Select Comfort Corporation(b,c)                                                                    741,972
      29,200   ShopKo Stores, Inc.(b,c)                                                                           648,824
      35,225   Shuffle Master, Inc.(b,c)                                                                        1,020,116
       6,800   Skyline Corporation                                                                                261,732
      28,700   Sonic Automotive, Inc.(c)                                                                          651,777
      59,468   Sonic Corporation(b)                                                                             1,986,231
      18,000   Stage Stores, Inc.(b)                                                                              691,020
      10,100   Standard Motor Products, Inc.(c)                                                                   118,170
      33,900   Standard Pacific Corporation                                                                     2,447,241
      27,417   Steak n Shake Company(b)                                                                           530,519
      25,400   Stein Mart, Inc.(b)                                                                                571,500
      35,600   Stride Rite Corporation(c)                                                                         473,480
      21,100   Sturm, Ruger & Company, Inc.(c)                                                                    146,223
      21,900   Superior Industries International, Inc.(c)                                                         578,379
      22,300   TBC Corporation(b)                                                                                 621,278
      42,900   The Finish Line, Inc.                                                                              993,135
      11,000   Thomas Nelson, Inc.                                                                                260,150
      35,300   Too, Inc.(b)                                                                                       870,851
      31,100   Tractor Supply Company(b)                                                                        1,357,515
      44,900   Triarc Companies, Inc.(c)                                                                          620,967
      28,100   Winnebago Industries, Inc.(c)                                                                      887,960
      20,900   WMS Industries, Inc.(b,c)                                                                          588,544
      55,500   Wolverine World Wide, Inc.                                                                       1,189,365
      50,500   Zale Corporation(b)                                                                              1,500,860
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    82,337,963
=========================================================================================================================

Consumer Staples (2.8%)
-------------------------------------------------------------------------------------------------------------------------
      18,100   American Italian Pasta Company(c)                                                                  495,940
      49,500   Casey's General Stores, Inc.                                                                       889,515
      73,500   Corn Products International, Inc.                                                                1,910,265
      38,100   Delta & Pine Land Company                                                                        1,028,700
      43,400   DIMON, Inc.(c)                                                                                     271,250
      34,200   Flowers Foods, Inc.                                                                                964,782
      17,100   Great Atlantic & Pacific Tea Company,
               Inc.(b,c)                                                                                          254,790
      29,900   Hain Celestial Group, Inc.(b)                                                                      557,336
       6,700   J & J Snack Foods Corporation                                                                      313,761
      26,400   Lance, Inc.                                                                                        424,248
      25,700   Longs Drug Stores Corporation                                                                      879,454
      12,600   Nash Finch Company(c)                                                                              478,674
      11,500   Nature's Sunshine Products, Inc.                                                                   197,455
      54,700   NBTY, Inc.(b,c)                                                                                  1,372,423
      46,600   Performance Food Group Company(b)                                                                1,289,888
      29,500   Ralcorp Holdings, Inc.                                                                           1,396,825
      34,600   Rayovac Corporation(b)                                                                           1,439,360
      10,700   Sanderson Farms, Inc                                                                               462,347
      34,800   United Natural Foods, Inc.(b)                                                                      996,324
      16,670   WD-40 Company(c)                                                                                   541,608
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                          16,164,945
=========================================================================================================================

Energy (5.3%)
-------------------------------------------------------------------------------------------------------------------------
      11,700   Atwood Oceanics, Inc.(b)                                                                           778,518
      31,200   Cabot Oil & Gas Corporation                                                                      1,720,680
      37,100   Cal Dive International, Inc.(b)                                                                  1,680,630
      12,700   Carbo Ceramics, Inc.                                                                               890,905
      40,500   Cimarex Energy Company(b,c)                                                                      1,579,500
       6,600   Dril-Quip, Inc.(b)                                                                                 202,884
      26,200   Frontier Oil Corporation(c)                                                                        950,012
      18,500   Hydril Company(b)                                                                                1,080,585
      57,300   Input/Output, Inc.(b,c)                                                                            369,585
      27,900   Lone Star Technologies, Inc.(b)                                                                  1,100,097
      41,800   Maverick Tube Corporation(b)                                                                     1,358,918
      25,100   Oceaneering International, Inc.(b)                                                                 941,250
      22,600   Offshore Logistics, Inc.(b)                                                                        753,032
      69,874   Patina Oil & Gas Corporation                                                                     2,794,960
      18,000   Penn Virginia Corporation                                                                          826,200
      16,000   Petroleum Development Corporation(b)                                                               603,040
      21,500   Remington Oil and Gas Corporation(b)                                                               677,680
      18,350   SEACOR Holdings, Inc.(b,c)                                                                       1,169,812
      35,600   Southwestern Energy Company(b)                                                                   2,020,656
      25,800   Spinnaker Exploration Company(b)                                                                   916,674
      27,600   St. Mary Land & Exploration Company                                                              1,381,380
      22,800   Stone Energy Corporation(b)                                                                      1,107,396
      26,200   Swift Energy Company(b)                                                                            745,128
      22,050   TETRA Technologies, Inc.(b)                                                                        627,102
      36,000   Unit Corporation(b)                                                                              1,626,120
      32,600   Veritas DGC, Inc.(b,c)                                                                             976,696
      51,600   Vintage Petroleum, Inc.                                                                          1,623,336
      27,500   W-H Energy Services, Inc.(b)                                                                       658,075
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    31,160,851
=========================================================================================================================

Financials (11.6%)
-------------------------------------------------------------------------------------------------------------------------
      18,600   Anchor BanCorp Wisconsin, Inc.(c)                                                                  522,846
      45,300   BankAtlantic Bancorp, Inc.                                                                         788,220
      25,700   BankUnited Financial Corporation(b)                                                                690,302
      27,700   Boston Private Financial Holdings, Inc.(c)                                                         657,875
      61,100   Brookline Bancorp, Inc.(c)                                                                         910,390
      36,900   Capital Automotive REIT                                                                          1,222,128
      29,200   Cash America International, Inc.                                                                   640,356
      45,918   Chittenden Corporation(c)                                                                        1,197,082
      27,000   Colonial Properties Trust(c)                                                                     1,037,070
      38,500   Commercial Federal Corporation                                                                   1,064,525
      51,100   Commercial Net Lease Realty, Inc.(c)                                                               942,795
      30,200   Community Bank System, Inc.                                                                        691,882
      30,700   CRT Properties, Inc.                                                                               668,646
      27,577   Delphi Financial Group, Inc.                                                                     1,185,811
      28,475   Dime Community Bancshares                                                                          432,820
      18,965   Downey Financial Corporation                                                                     1,166,916
      51,200   East West Bancorp, Inc.                                                                          1,890,304
      24,600   Entertainment Properties Trust                                                                   1,019,178
      22,400   Essex Property Trust, Inc.                                                                       1,544,256
      17,200   Financial Federal Corporation(c)                                                                   608,364
      35,500   First BanCorp(c)                                                                                 1,499,875
      45,312   First Midwest Bancorp, Inc.                                                                      1,471,734
      21,500   First Republic Bank                                                                                695,955
      16,100   FirstFed Financial Corporation(b)                                                                  821,261
      31,300   Flagstar Bancorp, Inc.(c)                                                                          611,915
      63,000   Fremont General Corporation(c)                                                                   1,385,370
      28,800   Gables Residential Trust(c)                                                                        959,040
      31,200   Glenborough Realty Trust, Inc.                                                                     596,544
      40,000   Gold Banc Corporation, Inc.(c)                                                                     561,200
      35,600   Hilb, Rogal and Hobbs Company(c)                                                                 1,274,480
      44,589   Hudson United Bancorp                                                                            1,571,762
      20,200   Infinity Property & Casualty Corporation                                                           631,452
      40,900   Investment Technology Group, Inc.(b)                                                               715,750
      17,500   Irwin Financial Corporation(c)                                                                     402,850
      28,100   Kilroy Realty Corporation                                                                        1,149,571
      17,900   LandAmerica Financial Group, Inc.(c)                                                               895,537
      47,600   Lexington Corporate Properties Trust(c)                                                          1,044,344
      29,700   MAF Bancorp, Inc.                                                                                1,233,738
      23,400   Nara Bancorp, Inc.(c)                                                                              328,770
      46,450   New Century Financial Corporation(c)                                                             2,174,789
      13,800   Parkway Properties, Inc.                                                                           644,460
      18,300   Philadelphia Consolidated Holding
               Corporation(b)                                                                                   1,418,799
      20,500   Piper Jaffray Companies(b)                                                                         750,095
      21,100   Presidential Life Corporation(c)                                                                   343,508
      16,600   PrivateBancorp, Inc.(c)                                                                            521,406
      29,100   ProAssurance Corporation(b)                                                                      1,149,450
      32,264   Provident Bankshares Corporation                                                                 1,063,421
      69,072   Republic Bancorp, Inc.                                                                             935,235
      16,000   Rewards Network, Inc.(b,c)                                                                          66,560
      20,200   Riggs National Corporation(c)                                                                      385,618
      20,600   RLI Corporation(c)                                                                                 853,870
       9,700   SCPIE Holdings, Inc.(b,c)                                                                          106,991
      27,900   Selective Insurance Group, Inc.                                                                  1,289,817
      45,600   Shurgard Storage Centers, Inc.(c)                                                                1,868,688
      70,400   South Financial Group, Inc.                                                                      2,150,016
      68,900   Southwest Bancorporation of Texas, Inc.                                                          1,264,315
      15,500   Sovran Self Storage, Inc.                                                                          614,265
      44,700   Sterling Bancshares, Inc.                                                                          634,740
      22,610   Sterling Financial Corporation(b)                                                                  807,177
      18,000   Stewart Information Services Corporation                                                           675,360
      45,700   Susquehanna Bancshares, Inc.                                                                     1,114,166
      14,251   SWS Group, Inc.(c)                                                                                 228,444
      73,582   TrustCo Bank Corporation NY(c)                                                                     845,457
      45,000   UCBH Holdings, Inc.                                                                              1,795,500
      33,900   UICI                                                                                               822,075
      43,900   Umpqua Holdings Corporation                                                                      1,025,065
      35,100   United Bankshares, Inc.                                                                          1,163,214
      41,200   Whitney Holding Corporation                                                                      1,833,812
      21,500   Wintrust Financial Corporation                                                                   1,012,435
      18,912   World Acceptance Corporation(b)                                                                    482,634
      19,400   Zenith National Insurance Corporation(c)                                                         1,006,084
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                67,780,380
=========================================================================================================================

Health Care (10.5%)
-------------------------------------------------------------------------------------------------------------------------
      48,700   Accredo Health, Inc.(b)                                                                          2,162,767
      37,200   Advanced Medical Optics, Inc.(b,c)                                                               1,347,012
      39,800   Alpharma, Inc.                                                                                     490,336
      15,500   Amedisys, Inc.(b,c)                                                                                468,875
      32,700   American Healthways, Inc.(b,c)                                                                   1,079,754
      51,800   American Medical Systems Holdings, Inc.(b)                                                         889,924
      50,000   AMERIGROUP Corporation(b)                                                                        1,828,000
      28,950   AmSurg Corporation(b)                                                                              732,435
      11,800   Analogic Corporation(c)                                                                            510,350
      27,700   ArQule, Inc.(b,c)                                                                                  130,467
      22,100   ArthroCare Corporation(b,c)                                                                        629,850
      23,800   BioLase Technology, Inc.(c)                                                                        202,300
      16,500   Biosite, Inc.(b,c)                                                                                 858,495
      13,600   Bradley Pharmaceuticals, Inc.(b,c)                                                                 130,016
      41,100   Centene Corporation(b)                                                                           1,232,589
      28,000   Cerner Corporation(b,c)                                                                          1,470,280
      12,700   Chemed Corporation(c)                                                                              971,296
      28,950   CONMED Corporation(b)                                                                              871,974
      36,500   Connetics Corporation(b,c)                                                                         923,085
      42,400   Cooper Companies, Inc.                                                                           3,090,960
      20,200   Cross Country Healthcare, Inc.(b,c)                                                                338,552
      21,250   CryoLife, Inc.(b,c)                                                                                131,538
      13,200   Curative Health Services, Inc.(b,c)                                                                 44,880
      19,200   Cyberonics, Inc.(b,c)                                                                              848,064
      12,300   Datascope Corporation                                                                              376,134
      40,700   Dendrite International, Inc.(b)                                                                    571,428
      22,600   Diagnostic Products Corporation                                                                  1,091,580
      17,600   DJ Orthopedics, Inc.(b)                                                                            440,880
      27,397   Enzo Biochem, Inc.(b,c)                                                                            395,065
      23,900   Gentiva Health Services, Inc.(b)                                                                   386,702
      25,200   Haemonetics Corporation(b)                                                                       1,062,432
      21,000   Hologic, Inc.(b,c)                                                                                 669,375
      64,100   Hooper Holmes, Inc.                                                                                244,862
      13,500   ICU Medical, Inc.(b,c)                                                                             479,250
      32,800   IDEXX Laboratories, Inc.(b)                                                                      1,776,448
      44,950   Immucor, Inc.(b,c)                                                                               1,357,040
      20,000   Integra LifeSciences Holdings
               Corporation(b,c)                                                                                   704,400
      25,877   Intermagnetics General Corporation(b)                                                              629,846
      31,400   Invacare Corporation                                                                             1,401,382
      10,900   Kensey Nash Corporation(b,c)                                                                       295,172
      16,600   LabOne, Inc.(b)                                                                                    572,368
      15,050   LCA-Vision, Inc.                                                                                   501,165
      54,100   Medicis Pharmaceutical Corporation                                                               1,621,918
      29,600   Mentor Corporation(c)                                                                              950,160
      26,200   Merit Medical Systems, Inc.(b)                                                                     314,138
      71,000   MGI Pharma, Inc.(b,c)                                                                            1,794,170
      32,300   NDCHealth Corporation(c)                                                                           516,154
      23,500   Noven Pharmaceuticals, Inc.(b)                                                                     398,560
      42,000   OCA, Inc.(b,c)                                                                                     178,500
      34,400   Odyssey Healthcare, Inc.(b,c)                                                                      404,544
      17,400   Osteotech, Inc.(b)                                                                                  66,120
      39,100   Owens & Minor, Inc.                                                                              1,061,565
      25,700   PAREXEL International Corporation(b)                                                               603,950
      22,200   Pediatrix Medical Group, Inc.(b)                                                                 1,522,698
      47,600   Pharmaceutical Product Development,
               Inc.(b)                                                                                          2,306,220
      27,500   PolyMedica Corporation                                                                             873,400
      17,200   Possis Medical, Inc.(b,c)                                                                          143,964
      28,632   Priority Healthcare Corporation(b)                                                                 619,310
      49,250   Province Healthcare Company(b)                                                                   1,186,432
      39,700   Regeneron Pharmaceuticals, Inc.(b,c)                                                               202,867
      15,800   RehabCare Group, Inc.(b)                                                                           453,618
      34,000   ResMed, Inc.(b,c)                                                                                1,917,600
      35,100   Respironics, Inc.(b)                                                                             2,045,277
      57,500   Savient Pharmaceuticals, Inc.(b,c)                                                                 158,125
      15,400   SFBC International, Inc.(b,c)                                                                      542,696
      26,100   Sierra Health Services, Inc.(b,c)                                                                1,666,224
      16,800   Sunrise Senior Living, Inc.(b,c)                                                                   816,480
      15,000   SurModics, Inc.(b)                                                                                 478,650
      39,100   Sybron Dental Specialties, Inc.(b)                                                               1,403,690
      28,900   Theragenics Corporation(b)                                                                          99,416
      28,200   United Surgical Partners International,
               Inc.(b)                                                                                          1,290,714
      27,500   Viasys Healthcare, Inc.(b)                                                                         524,700
       5,600   Vital Signs, Inc.                                                                                  223,384
      21,200   Wilson Greatbatch Technologies, Inc.(b)                                                            386,688
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               61,111,260
=========================================================================================================================

Industrials (14.8%)
-------------------------------------------------------------------------------------------------------------------------
      19,500   A.O. Smith Corporation(c)                                                                          562,965
      29,900   AAR Corporation(b,c)                                                                               406,640
      38,100   ABM Industries, Inc.                                                                               732,663
      43,300   Acuity Brands, Inc.                                                                              1,169,100
      20,900   Administaff, Inc.                                                                                  305,140
      31,400   Albany International Corporation                                                                   969,632
       9,000   Angelica Corporation                                                                               252,000
      26,100   Apogee Enterprises, Inc.                                                                           372,708
      24,000   Applied Industrial Technologies, Inc.                                                              652,800
      11,200   Applied Signal Technology, Inc.(c)                                                                 256,480
      22,700   Arkansas Best Corporation                                                                          857,606
      33,700   Armor Holdings, Inc.(b)                                                                          1,249,933
      38,900   Artesyn Technologies, Inc.(b,c)                                                                    338,819
      16,800   Astec Industries, Inc.(b)                                                                          370,440
      27,500   Baldor Electric Company                                                                            709,775
      18,500   Barnes Group, Inc.                                                                                 502,645
      35,100   Bowne & Company, Inc.                                                                              527,904
      37,400   Brady Corporation                                                                                1,209,890
      50,600   Briggs & Stratton Corporation                                                                    1,842,346
      25,200   C&D Technologies, Inc.                                                                             253,260
      10,800   CDI Corporation                                                                                    239,004
      25,600   Central Parking Corporation(c)                                                                     439,808
      23,850   Ceradyne, Inc.(b,c)                                                                                533,524
      25,700   CLARCOR, Inc.                                                                                    1,335,372
      24,900   Coinstar, Inc.(b,c)                                                                                527,880
      11,700   Consolidated Graphics, Inc.(b)                                                                     615,420
       7,800   CPI Corporation                                                                                    117,780
      15,000   Cubic Corporation(c)                                                                               284,100
      17,300   CUNO, Inc.(b)                                                                                      889,047
      21,200   Curtiss-Wright Corporation                                                                       1,208,400
      27,300   DRS Technologies, Inc.(b)                                                                        1,160,250
      15,000   EDO Corporation                                                                                    450,750
      40,600   EGL, Inc.(b)                                                                                       925,680
      17,600   ElkCorp                                                                                            676,896
      15,000   EMCOR Group, Inc.(b)                                                                               702,300
      26,550   Engineered Support Systems, Inc.                                                                 1,420,956
      24,800   Esterline Technologies Corporation(b)                                                              856,840
      21,000   Forward Air Corporation                                                                            894,180
      35,200   Frontier Airlines, Inc.(b,c)                                                                       368,896
      20,700   G & K Services, Inc.                                                                               834,003
      19,700   Gardner Denver, Inc.(b)                                                                            778,347
      45,000   GenCorp, Inc.(c)                                                                                   900,000
      24,130   Griffon Corporation(b)                                                                             516,623
      45,086   Heartland Express, Inc.                                                                            863,397
      19,000   Heidrick & Struggles International,
               Inc.(b,c)                                                                                          698,630
      65,800   Hughes Supply, Inc.                                                                              1,957,550
      50,400   IDEX Corporation                                                                                 2,033,640
      16,200   Imagistics International, Inc.(b,c)                                                                565,866
      26,700   Insituform Technologies, Inc.(b)                                                                   387,417
       9,200   Insurance Auto Auctions, Inc.(b)                                                                   256,220
      52,100   JLG Industries, Inc.(c)                                                                          1,122,755
      27,300   John H. Harland Company(c)                                                                         938,028
      22,000   Kaman Corporation(c)                                                                               273,900
      61,200   Kansas City Southern, Inc.(b,c)                                                                  1,178,712
      27,800   Kaydon Corporation(c)                                                                              872,920
      22,000   Kirby Corporation(b)                                                                               924,660
      36,000   Knight Transportation, Inc.                                                                        888,120
      40,400   Labor Ready, Inc.(b,c)                                                                             753,460
      59,200   Landstar System, Inc.(b)                                                                         1,938,800
       4,900   Lawson Products, Inc.                                                                              229,320
      47,236   Lennox International, Inc.                                                                       1,035,413
      11,950   Lindsay Manufacturing Company(c)                                                                   228,006
      15,800   Lydall, Inc.(b)                                                                                    175,380
      27,500   MagneTek, Inc.(b,c)                                                                                146,575
      29,200   Manitowoc Company, Inc.                                                                          1,179,388
      21,000   Mercury Computer Systems, Inc.(b,c)                                                                579,180
      30,100   Mesa Air Group, Inc.(b,c)                                                                          210,700
      38,981   Milacron, Inc.(b,c)                                                                                118,892
      14,400   Mobile Mini, Inc.(b,c)                                                                             581,904
      24,500   Moog, Inc.(b)                                                                                    1,107,400
      35,500   Mueller Industries, Inc.                                                                           999,325
      30,400   NCO Group, Inc.(b)                                                                                 594,320
      25,800   On Assignment, Inc.(b)                                                                             131,580
      35,500   Oshkosh Truck Corporation                                                                        2,910,645
      11,500   Pre-Paid Legal Services, Inc.(c)                                                                   389,160
      22,300   PRG-Schultz International, Inc.(b,c)                                                               111,723
      28,700   Regal-Beloit Corporation(c)                                                                        826,273
      11,200   Robbins & Myers, Inc.(c)                                                                           246,512
      41,300   Roper Industries, Inc.                                                                           2,705,150
      22,500   School Specialty, Inc.(b)                                                                          881,100
      60,500   Shaw Group, Inc.(b,c)                                                                            1,318,900
      35,300   Simpson Manufacturing Company, Inc.                                                              1,090,770
      55,500   SkyWest, Inc.                                                                                    1,031,745
      15,700   SOURCECORP, Inc.(b)                                                                                316,198
      60,400   Spherion Corporation(b)                                                                            452,396
      23,500   Standard Register Company                                                                          292,575
      10,700   Standex International Corporation(c)                                                               292,110
      28,000   Stewart & Stevenson Services, Inc.                                                                 640,920
      31,600   Teledyne Technologies, Inc.(b)                                                                     989,080
      56,506   Tetra Tech, Inc.(b,c)                                                                              713,106
      11,600   Thomas Industries, Inc.                                                                            459,824
           4   TIMCO Aviation Services, Inc.(b,d)                                                                       0
      89,100   Timken Company                                                                                   2,435,994
      21,200   Toro Company                                                                                     1,876,200
      27,100   Tredegar Corporation                                                                               456,906
      15,800   Triumph Group, Inc.(b)                                                                             615,252
      32,500   United Stationers, Inc.(b)                                                                       1,470,625
      16,100   Universal Forest Products, Inc.(c)                                                                 625,485
      33,700   URS Corporation(b)                                                                                 968,875
      27,700   USF Corporation                                                                                  1,336,802
      16,100   Valmont Industries, Inc.                                                                           359,352
       9,100   Vertrue, Inc.(b,c)                                                                                 322,504
      22,000   Viad Corporation                                                                                   591,800
      17,900   Vicor Corporation                                                                                  186,876
       8,100   Volt Information Sciences, Inc.(b)                                                                 195,615
      30,900   Wabash National Corporation(c)                                                                     753,960
      46,600   Waste Connections, Inc.(b)                                                                       1,619,350
      22,650   Watsco, Inc.                                                                                       953,565
      31,100   Watson Wyatt & Company Holdings                                                                    845,920
      24,900   Watts Water Technologies, Inc.(c)                                                                  811,989
      14,500   Wolverine Tube, Inc.(b)                                                                            129,775
       9,600   Woodward Governor Company                                                                          688,320
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               86,103,612
=========================================================================================================================

Information Technology (12.3%)
-------------------------------------------------------------------------------------------------------------------------
      24,800   Actel Corporation(b)                                                                               381,424
     112,100   Adaptec, Inc.(b)                                                                                   536,959
      21,400   Advanced Energy Industries, Inc.(b)                                                                206,938
      74,450   Aeroflex, Inc.(b)                                                                                  694,618
      27,800   Agilysys, Inc.                                                                                     546,548
      23,600   Alliance Semiconductor Corporation(b)                                                               58,764
      19,600   Altiris, Inc.(b,c)                                                                                 467,460
      31,000   Anixter International, Inc.(b)                                                                   1,120,650
      30,900   ANSYS, Inc.(b)                                                                                   1,057,089
      31,100   ATMI, Inc.(b,c)                                                                                    778,744
      18,600   Audiovox Corporation(b,c)                                                                          236,964
      32,900   Avid Technology, Inc.(b)                                                                         1,780,548
      98,000   Axcelis Technologies, Inc.(b)                                                                      715,400
      10,500   BEI Technologies, Inc.(c)                                                                          251,685
      11,100   Bel Fuse, Inc.(c)                                                                                  336,330
      45,525   Belden CDT, Inc.                                                                                 1,011,110
      28,300   Bell Microproducts, Inc.(b,c)                                                                      211,684
      41,100   Benchmark Electronics, Inc.(b)                                                                   1,308,213
      17,100   Black Box Corporation                                                                              639,711
      44,100   Brooks Automation, Inc.(b)                                                                         669,438
      12,400   Brooktrout, Inc.(b,c)                                                                              139,500
      47,500   C-COR, Inc.(b,c)                                                                                   288,800
      29,400   CACI International, Inc.(b)                                                                      1,623,762
      30,500   Captaris, Inc.(b)                                                                                  123,525
      21,200   Carreker Corporation(b)                                                                            118,932
       7,800   Catapult Communications Corporation(b)                                                             166,530
      38,600   Checkpoint Systems, Inc.(b)                                                                        651,568
      52,800   CIBER, Inc.(b,c)                                                                                   383,856
      41,900   Cognex Corporation                                                                               1,042,472
      29,500   Coherent, Inc.(b)                                                                                  995,920
      21,800   Cohu, Inc.                                                                                         347,710
      18,200   Concord Communications, Inc.(b,c)                                                                  184,184
      36,200   CTS Corporation(c)                                                                                 470,600
      36,500   Cymer, Inc.(b)                                                                                     977,105
      15,700   Daktronics, Inc.(b)                                                                                339,905
      22,000   Digi International, Inc.(b)                                                                        301,840
      35,000   Digital Insight Corporation(b)                                                                     574,000
      18,400   Dionex Corporation(b)                                                                            1,002,800
      27,100   DSP Group, Inc.(b)                                                                                 698,096
      15,400   DuPont Photomasks, Inc.(b,c)                                                                       410,718
      48,400   eFunds Corporation(b)                                                                            1,080,288
      28,100   Electro Scientific Industries, Inc.(b,c)                                                           544,859
      13,400   EPIQ Systems, Inc.(b,c)                                                                            173,932
      30,100   ESS Technology, Inc.(b,c)                                                                          158,627
      41,000   Exar Corporation(b)                                                                                549,400
      28,450   FactSet Research Systems, Inc.(c)                                                                  939,134
      25,400   FEI Company(b,c)                                                                                   588,010
      40,500   FileNet Corporation(b)                                                                             922,590
      24,800   FindWhat.com(b,c)                                                                                  257,176
      68,400   FLIR Systems, Inc.(b)                                                                            2,072,520
      20,200   Gerber Scientific, Inc.(b)                                                                         147,056
      22,900   Global Imaging Systems, Inc.(b)                                                                    812,034
      31,680   Global Payments, Inc.(c)                                                                         2,043,043
      73,000   Harmonic, Inc.(b,c)                                                                                697,880
      25,800   Helix Technology Corporation(c)                                                                    399,126
      24,800   Hutchinson Technology, Inc.(b)                                                                     862,544
      39,580   Hyperion Solutions Corporation(b)                                                                1,745,874
      21,300   Inter-Tel, Inc.                                                                                    521,850
      40,400   Internet Security Systems, Inc.(b)                                                                 739,320
      17,487   Intrado, Inc.(b,c)                                                                                 215,090
      20,700   Itron, Inc.(b,c)                                                                                   613,548
      18,900   J2 Global Communication, Inc.(b,c)                                                                 648,459
      28,100   JDA Software Group, Inc.(b,c)                                                                      394,524
      13,400   Keithley Instruments, Inc.                                                                         216,142
      70,000   Kopin Corporation(b)                                                                               214,900
      32,287   Kronos, Inc.(b)                                                                                  1,650,189
      49,600   Kulicke and Soffa Industries, Inc.(b,c)                                                            311,984
      22,300   Littelfuse, Inc.(b)                                                                                638,895
      29,700   Manhattan Associates, Inc.(b,c)                                                                    604,989
      17,200   ManTech International Corporation(b,c)                                                             396,804
      19,800   MapInfo Corporation(b,c)                                                                           238,392
      17,900   MAXIMUS, Inc.                                                                                      599,471
      35,500   Methode Electronics, Inc.                                                                          429,905
      37,200   MICROS Systems, Inc.(b)                                                                          1,365,612
      60,500   Microsemi Corporation(b)                                                                           985,545
      20,400   MRO Software, Inc.(b)                                                                              286,212
      19,100   MTS Systems Corporation                                                                            554,473
      42,300   Napster, Inc.(b,c)                                                                                 275,373
      24,500   Network Equipment Technologies, Inc.(b)                                                            137,935
      29,300   NYFIX, Inc.(b,c)                                                                                   157,634
      17,850   Park Electrochemical Corporation                                                                   361,641
      34,800   Paxar Corporation(b)                                                                               742,632
      18,400   PC TEL, Inc.(b)                                                                                    135,424
      17,400   Pegasus Solutions, Inc.(b,c)                                                                       205,668
      25,800   Pericom Semiconductor Corporation(b)                                                               221,106
      24,900   Phoenix Technologies, Ltd.(b)                                                                      237,048
      16,800   Photon Dynamics, Inc(b,c)                                                                          320,208
      32,300   Photronics, Inc.(b)                                                                                584,630
      59,700   Pinnacle Systems, Inc.(b)                                                                          333,723
      14,400   Planar Systems, Inc.(b,c)                                                                          129,888
      30,700   Power Integrations, Inc.(b,c)                                                                      641,323
      33,500   Progress Software Corporation(b)                                                                   878,370
      21,100   Radiant Systems, Inc.(b,c)                                                                         206,780
      19,700   RadiSys Corporation(b,c)                                                                           278,952
      16,400   Rogers Corporation(b)                                                                              656,000
      12,800   Rudolph Technologies, Inc.(b)                                                                      192,768
      16,200   SBS Technologies, Inc.(b)                                                                          180,630
      12,500   ScanSource, Inc.(b)                                                                                647,875
      26,200   SERENA Software, Inc.(b,c)                                                                         622,512
     157,200   Skyworks Solutions, Inc.(b)                                                                        998,220
      22,000   Sonic Solutions, Inc.(b,c)                                                                         331,100
      15,000   SPSS, Inc.(b)                                                                                      260,850
      18,400   Standard Microsystems Corporation(b)                                                               319,424
      10,600   StarTek, Inc.(c)                                                                                   178,080
      13,000   Supertex, Inc.(b)                                                                                  238,030
      44,650   Symmetricom, Inc.(b,c)                                                                             495,168
      26,400   Synaptics, Inc.(b,c)                                                                               612,480
      45,100   Take-Two Interactive Software, Inc.(b,c)                                                         1,763,410
      20,800   TALX Corporation                                                                                   377,728
      40,500   Technitrol, Inc.(b)                                                                                604,260
      38,225   THQ, Inc.(b,c)                                                                                   1,075,652
      13,600   Tollgrade Communications, Inc.(b)                                                                   93,840
      49,350   Trimble Navigation, Ltd.(b)                                                                      1,668,524
      23,200   Ultratech, Inc.(b,c)                                                                               338,720
      36,200   Varian Semiconductor Equipment Associates,
               Inc.                                                                                             1,375,962
      25,400   Veeco Instruments, Inc.(b,c)                                                                       382,270
      37,300   Verity, Inc.(b)                                                                                    352,485
      20,900   ViaSat, Inc.(b)                                                                                    390,621
      31,100   WebEx Communications, Inc.(b,c)                                                                    671,449
      23,100   Websense, Inc.(b)                                                                                1,242,780
      17,500   X-Rite, Inc.                                                                                       263,200
      10,152   Zilog, Inc.(b,d)                                                                                         1
      25,000   Zix Corporation(b,c)                                                                                93,500
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    71,748,371
=========================================================================================================================

Materials (5.4%)
-------------------------------------------------------------------------------------------------------------------------
      30,500   A. Schulman, Inc.(c)                                                                               531,310
       9,900   A.M. Castle & Company(b,c)                                                                         124,740
      24,165   Aleris International, Inc.(b)                                                                      602,917
      21,300   AMCOL International Corporation                                                                    399,588
      35,200   AptarGroup, Inc.                                                                                 1,829,696
      23,100   Arch Chemicals, Inc.                                                                               657,657
      18,800   Brush Engineered Materials, Inc.(b)                                                                357,764
      28,500   Buckeye Technologies, Inc.(b)                                                                      307,800
      25,900   Cambrex Corporation                                                                                551,670
      28,100   Caraustar Industries, Inc.(b)                                                                      362,490
      23,700   Carpenter Technology Corporation                                                                 1,408,017
      22,100   Century Aluminum Company(b)                                                                        668,746
      19,100   Chesapeake Corporation                                                                             401,482
      20,100   Cleveland-Cliffs, Inc.(c)                                                                        1,464,687
      56,900   Commercial Metals Company                                                                        1,928,341
      12,100   Deltic Timber Corporation                                                                          473,110
      30,624   Florida Rock Industries, Inc.                                                                    1,801,304
      33,200   Georgia Gulf Corporation                                                                         1,526,536
      28,500   H.B. Fuller Company                                                                                826,500
      37,800   Headwaters, Inc.(b,c)                                                                            1,240,596
      24,700   MacDermid, Inc.                                                                                    802,750
      72,100   Massey Energy Company(c)                                                                         2,886,884
      12,100   Material Sciences Corporation(b)                                                                   162,745
      30,563   Myers Industries, Inc.                                                                             431,244
      14,700   Neenah Paper, Inc.                                                                                 494,214
      28,000   OM Group, Inc.(b)                                                                                  851,760
      39,700   OMNOVA Solutions, Inc.(b)                                                                          213,189
       8,800   Penford Corporation(c)                                                                             143,000
      90,100   PolyOne Corporation(b)                                                                             800,088
      16,000   Pope & Talbot, Inc.                                                                                281,280
       9,700   Quaker Chemical Corporation(c)                                                                     199,238
      23,650   Quanex Corporation(c)                                                                            1,261,018
      25,800   Reliance Steel & Aluminum Company                                                                1,032,258
      31,000   Rock-Tenn Company                                                                                  412,300
      20,100   RTI International Metals, Inc.(b)                                                                  470,340
      24,900   Ryerson Tull, Inc.(c)                                                                              315,483
      15,000   Schweitzer-Mauduit International, Inc.                                                             503,250
      10,900   Steel Technologies, Inc.(c)                                                                        261,491
      21,600   Texas Industries, Inc.                                                                           1,161,000
      50,700   Wausau-Mosinee Paper Corporation                                                                   716,898
      30,500   Wellman, Inc.                                                                                      441,030
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                 31,306,411
=========================================================================================================================

Telecommunications Services (0.3%)
-------------------------------------------------------------------------------------------------------------------------
      16,800   Boston Communications Group, Inc.(b,c)                                                             119,616
      21,000   Commonwealth Telephone Enterprises,
               Inc.(b)                                                                                            989,940
      47,000   General Communication, Inc.(b)                                                                     429,110
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                                1,538,666
=========================================================================================================================

Utilities (3.7%)
-------------------------------------------------------------------------------------------------------------------------
      29,333   ALLETE, Inc.                                                                                     1,227,586
      17,050   American States Water Company(c)                                                                   431,365
      78,300   Atmos Energy Corporation                                                                         2,114,100
      47,700   Avista Corporation                                                                                 834,750
      11,200   Cascade Natural Gas Corporation(c)                                                                 223,552
      12,100   Central Vermont Public Service Corporation                                                         272,008
      15,700   CH Energy Group, Inc.(c)                                                                           717,490
      47,600   Cleco Corporation                                                                                1,013,880
      46,600   El Paso Electric Company(b)                                                                        885,400
      35,600   Energen Corporation                                                                              2,370,960
       5,200   Green Mountain Power Corporation                                                                   152,360
      20,900   Laclede Group, Inc.                                                                                610,280
      26,200   New Jersey Resources Corporation                                                                 1,140,486
      27,200   Northwest Natural Gas Company                                                                      983,824
      74,300   Piedmont Natural Gas Company, Inc.(c)                                                            1,711,872
      87,245   Southern Union Company(b)                                                                        2,190,732
      35,800   Southwest Gas Corporation                                                                          864,928
      50,800   UGI Corporation                                                                                  2,307,336
      12,600   UIL Holdings Corporation                                                                           638,190
      33,700   UniSource Energy Corporation                                                                     1,043,689
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 21,734,788
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $367,655,034)                                                         470,987,247
=========================================================================================================================


   Shares or
   Principal
      Amount   Collateral Held for Securities Loaned (18.8%)         Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
      $2,885   U.S. Treasury Bonds                                             10.375%       11/15/2012            $3,458
       8,598   U.S. Treasury Bonds                                              9.875        11/15/2015            12,724
 109,709,386   Thrivent Financial Securities Lending
               Trust                                                            2.740               N/A       109,709,386
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $109,725,568)                                                                     109,725,568
=========================================================================================================================

      Shares   Short-Term Investments (0.4%)                         Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   2,536,200   Thrivent Money Market Portfolio(f)                               2.310%              N/A        $2,536,200
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized
               cost)                                                                                            2,536,200
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $479,916,802)                                                         $583,249,015
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) Security is fair-valued.

(e) The interest rate shown reflects the yield or the coupon rate.

(f) At March 31, 2005, $121,500 in cash was
    pledged as the initial margin deposit for open financial futures contracts. In addition $2,536,200 of Short-Term
    Investments were earmarked as collateral to cover open financial futures contracts as follows:


                                                                                       Notional
                          Number of      Expiration                                    Principal     Unrealized
Type                      Contracts         Date          Position       Value           Amount          Gain
-------------------------------------------------------------------------------------------------------------------------
Russell 2000 Futures         8        June 2005             Long      $2,471,600      $2,521,848      $50,248

At March 31, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments, based on cost for federal income tax purposes, were $149,652,760 and $(46,320,547), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.




Thrivent Series Fund, Inc.
Notes to Schedules of Investments
March 31, 2005 (unaudited)


SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield Portfolio and High Yield Portfolio II invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)



[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Mid Cap Growth Portfolio

Schedule of Investments

As of March 31, 2005
(unaudited)



Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2005 (unaudited)(a)

      Shares   Common Stock (85.8%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (16.8%)
-------------------------------------------------------------------------------------------------------------------------
      37,800   Abercrombie & Fitch Company                                                                     $2,163,672
      83,300   Advance Auto Parts, Inc.(b)                                                                      4,202,485
      34,300   Aeropostale, Inc.(b)                                                                             1,123,325
      54,800   American Eagle Outfitters, Inc.                                                                  1,619,340
      35,300   Applebee's International, Inc.                                                                     972,868
      66,600   Autoliv, Inc.                                                                                    3,173,490
      53,300   Bed Bath & Beyond, Inc.(b)                                                                       1,947,582
     244,500   Blockbuster, Inc.(c)                                                                             2,158,935
      37,900   Brunswick Corporation                                                                            1,775,615
     137,350   Cheesecake Factory, Inc.(b)                                                                      4,869,058
     129,900   Chico's FAS, Inc.(b)                                                                             3,670,974
      55,700   Citadel Broadcasting Company(b,c)                                                                  764,761
     108,800   Coach, Inc.(b)                                                                                   6,161,344
      27,333   D.R. Horton, Inc.                                                                                  799,217
     153,200   Dollar General Corporation(c)                                                                    3,356,612
      37,900   Dollar Tree Stores, Inc.(b)                                                                      1,088,867
      16,700   E.W. Scripps Company                                                                               814,125
      30,700   EchoStar Communications Corporation                                                                897,975
      22,900   Entercom Communications Corporation(b)                                                             813,408
     104,300   Foot Locker, Inc.                                                                                3,055,990
      48,900   Gentex Corporation(c)                                                                            1,559,910
      63,300   Getty Images, Inc.(b,c)                                                                          4,501,263
      82,500   GTECH Holdings Corporation                                                                       1,941,225
      17,500   Harley-Davidson, Inc.                                                                            1,010,800
      22,200   Harman International Industries, Inc.                                                            1,963,812
      21,100   Harrah's Entertainment, Inc.                                                                     1,362,638
      88,200   Hilton Hotels Corporation                                                                        1,971,270
      36,100   IAC/InterActiveCorp(b)                                                                             803,947
      40,900   International Game Technology                                                                    1,090,394
      48,200   Lamar Advertising Company(b)                                                                     1,941,978
      14,900   Lennar Corporation                                                                                 844,532
      26,500   Marriott International, Inc.                                                                     1,771,790
     159,100   Marvel Enterprises, Inc.(b,c)                                                                    3,182,000
      17,500   MGM MIRAGE(b)                                                                                    1,239,350
      54,100   Michaels Stores, Inc.                                                                            1,963,830
      10,200   Mohawk Industries, Inc.(b)                                                                         859,860
      58,100   Nordstrom, Inc.                                                                                  3,217,578
      13,300   NTL, Inc.(b)                                                                                       846,811
      22,100   O'Reilly Automotive, Inc.(b,c)                                                                   1,094,613
     100,400   Office Depot, Inc.(b)                                                                            2,226,872
      22,800   P.F. Chang's China Bistro, Inc.(b,c)                                                             1,363,440
      19,000   Panera Bread Company(b,c)                                                                        1,074,070
      29,200   Pennsylvania National Gaming, Inc.(b,c)                                                            857,896
      33,100   PETCO Animal Supplies, Inc.(b)                                                                   1,218,411
     126,200   PETsMART, Inc.                                                                                   3,628,250
      14,600   Polaris Industries, Inc.                                                                         1,025,358
      40,900   Pulte Homes, Inc.                                                                                3,011,467
      33,500   Ross Stores, Inc.                                                                                  976,190
      97,500   Royal Caribbean Cruises, Ltd.(c)                                                                 4,357,275
     145,300   Saks, Inc.(c)                                                                                    2,622,665
      21,800   Sears Holdings Corporation(b,c)                                                                  2,903,106
      77,800   Staples, Inc.                                                                                    2,445,254
      31,400   Starbucks Corporation(b)                                                                         1,622,124
      50,200   Starwood Hotels & Resorts Worldwide, Inc.                                                        3,013,506
      65,500   Station Casinos, Inc.                                                                            4,424,525
      45,400   Target Corporation                                                                               2,270,908
      32,700   Tiffany & Company                                                                                1,128,804
     118,300   TJX Companies, Inc.                                                                              2,913,729
      13,000   Toll Brothers, Inc.(b)                                                                           1,025,050
      61,720   Univision Communications, Inc.(b)                                                                1,709,027
      49,100   Urban Outfitters, Inc.(b)                                                                        2,355,327
     104,200   Warnaco Group, Inc.(b,c)                                                                         2,504,968
      18,400   Weight Watchers International, Inc.(b,c)                                                           790,832
      29,100   Westwood One, Inc.(b)                                                                              592,185
      80,700   Williams-Sonoma, Inc.(b)                                                                         2,965,725
      34,800   WMS Industries, Inc.(b,c)                                                                          979,968
      27,600   Wynn Resorts, Ltd.(b,c)                                                                          1,869,624
      87,500   XM Satellite Radio Holdings, Inc.(b,c)                                                           2,756,250
      31,200   Yum! Brands, Inc.                                                                                1,616,472
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                   140,846,522
=========================================================================================================================

Consumer Staples (1.8%)
-------------------------------------------------------------------------------------------------------------------------
      24,500   Alberto-Culver Company                                                                           1,172,570
      12,800   Coca-Cola Bottling Company Consolidated(c)                                                         669,568
      64,600   Constellation Brands, Inc.(b)                                                                    3,415,402
      14,100   Energizer Holdings, Inc.(b)                                                                        843,180
      27,500   Estee Lauder Companies, Inc.                                                                     1,236,950
      57,800   Ralcorp Holdings, Inc.(c)                                                                        2,736,830
      26,150   Whole Foods Market, Inc.                                                                         2,670,700
      34,100   William Wrigley Jr. Company                                                                      2,235,937
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                          14,981,137
=========================================================================================================================

Energy (6.1%)
-------------------------------------------------------------------------------------------------------------------------
      15,606   Apache Corporation                                                                                 955,555
      17,900   Baker Hughes, Inc.                                                                                 796,371
      60,320   BJ Services Company                                                                              3,129,402
     183,600   Chesapeake Energy Corporation                                                                    4,028,184
      14,900   Cooper Cameron Corporation(b)                                                                      852,429
      80,600   ENSCO International, Inc.                                                                        3,035,396
      52,600   EOG Resources, Inc.                                                                              2,563,724
     123,900   Grant Prideco, Inc.(b)                                                                           2,993,424
      11,400   Kinder Morgan, Inc.                                                                                862,980
      14,600   Murphy Oil Corporation                                                                           1,441,458
      61,700   Nabors Industries, Ltd.(b)                                                                       3,648,938
      90,900   National Oilwell Varco, Inc.(b,c)                                                                4,245,030
      48,100   Newfield Exploration Company(b)                                                                  3,571,906
      18,300   Noble Corporation                                                                                1,028,643
     169,300   Patterson-UTI Energy, Inc.                                                                       4,235,886
      24,000   Pioneer Natural Resources Company(c)                                                             1,025,280
      85,880   Smith International, Inc.                                                                        5,387,252
      31,000   Ultra Petroleum Corporation(b)                                                                   1,574,800
      16,040   Weatherford International, Ltd.(b)                                                                 929,358
      46,400   Williams Companies, Inc.                                                                           872,784
     129,588   XTO Energy, Inc.                                                                                 4,255,670
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    51,434,470
=========================================================================================================================

Financials (6.8%)
-------------------------------------------------------------------------------------------------------------------------
      21,050   Affiliated Managers Group, Inc.(b,c)                                                             1,305,732
      17,300   Ambac Financial Group, Inc.                                                                      1,293,175
      71,500   American Capital Strategies, Ltd.(c)                                                             2,245,815
     174,400   Ameritrade Holding Corporation(b)                                                                1,780,624
     137,250   Apollo Investment Corporation(c)                                                                 2,303,055
      26,100   Bear Stearns Companies, Inc.                                                                     2,607,390
      37,700   Capital One Financial Corporation                                                                2,818,829
      72,200   CapitalSource, Inc.(b,c)                                                                         1,660,600
      35,700   CB Richard Ellis Group, Inc.(b)                                                                  1,249,143
      12,900   Chicago Mercantile Exchange                                                                      2,502,987
      21,400   CIT Group, Inc.                                                                                    813,200
      36,600   Commerce Bancorp, Inc.(c)                                                                        1,188,402
     106,600   E*TRADE Financial Corporation(b)                                                                 1,279,200
      34,900   East West Bancorp, Inc.                                                                          1,288,508
      49,600   Eaton Vance Corporation                                                                          1,162,624
      21,625   First Financial Bankshares, Inc.(c)                                                                965,124
      20,400   First Marblehead Corporation(b,c)                                                                1,173,612
     108,400   Investors Financial Services
               Corporation(c)                                                                                   5,301,844
      45,850   Legg Mason, Inc.                                                                                 3,582,719
      40,900   Main Street Banks, Inc.(c)                                                                       1,083,032
      59,000   MB Financial, Inc.(c)                                                                            2,259,700
      20,100   Moody's Corporation                                                                              1,625,286
      34,700   North Fork Bancorporation, Inc.                                                                    962,578
      12,900   PartnerRe, Ltd.                                                                                    833,340
      88,400   Providian Financial Corporation(b)                                                               1,516,944
     142,500   Sovereign Bancorp, Inc.                                                                          3,157,800
      38,200   T. Rowe Price Group, Inc.                                                                        2,268,316
      33,000   Willis Group Holdings, Ltd.(c)                                                                   1,216,710
      47,300   Wintrust Financial Corporation(c)                                                                2,227,357
      44,200   Zions Bancorporation                                                                             3,050,684
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                56,724,330
=========================================================================================================================

Health Care (17.1%)
-------------------------------------------------------------------------------------------------------------------------
      27,300   Aetna, Inc.                                                                                      2,046,135
      15,600   Allergan, Inc.                                                                                   1,083,732
      26,300   AMERIGROUP Corporation(b)                                                                          961,528
      56,400   Amylin Pharmaceuticals, Inc.(b,c)                                                                  986,436
      81,225   Barr Pharmaceuticals, Inc.(b)                                                                    3,966,217
      40,000   Bausch & Lomb, Inc.                                                                              2,932,000
      15,200   Beckman Coulter, Inc.                                                                            1,010,040
      16,420   Biogen Idec, Inc.(b)                                                                               566,654
      64,667   Biomet, Inc.                                                                                     2,347,412
      50,600   C.R. Bard, Inc.                                                                                  3,444,848
     239,300   Caliper Life Sciences, Inc.(b)                                                                   1,543,485
      88,290   Caremark Rx, Inc.(b)                                                                             3,512,176
      52,700   Celgene Corporation(b)                                                                           1,794,435
      22,100   Cephalon, Inc.(b,c)                                                                              1,034,943
      13,200   Cerner Corporation(b,c)                                                                            693,132
      40,400   Charles River Laboratories International,
               Inc.(b)                                                                                          1,900,416
      58,000   Community Health Systems, Inc.(b)                                                                2,024,780
      37,300   Connetics Corporation(b,c)                                                                         943,317
      29,200   Cooper Companies, Inc.                                                                           2,128,680
      35,300   Covance, Inc.(b)                                                                                 1,680,633
      39,500   Coventry Health Care, Inc.(b)                                                                    2,691,530
      59,800   Cyberonics, Inc.(b,c)                                                                            2,641,366
      90,000   Cytyc Corporation(b)                                                                             2,070,900
      49,200   Dade Behring Holdings, Inc.(b)                                                                   2,899,356
      40,550   DaVita, Inc.(b)                                                                                  1,697,018
      19,100   Dentsply International, Inc.                                                                     1,039,231
      57,200   Endo Pharmaceutical Holdings, Inc.(b,c)                                                          1,289,860
      14,800   Express Scripts, Inc.(b)                                                                         1,290,412
      72,800   Fisher Scientific International, Inc.(b)                                                         4,143,776
      36,200   Gen-Probe, Inc.(b)                                                                               1,613,072
      61,300   Genzyme Corporation(b)                                                                           3,508,812
     181,200   Geron Corporation(b,c)                                                                           1,107,132
      81,900   Gilead Sciences, Inc.(b)                                                                         2,932,020
     137,975   Health Management Associates, Inc.                                                               3,612,186
      77,700   Health Net, Inc.(b)                                                                              2,541,567
      94,200   Henry Schein, Inc.(b,c)                                                                          3,376,128
      17,300   ImClone Systems, Inc.(b)                                                                           596,850
     107,500   IMS Health, Inc.                                                                                 2,621,925
      24,700   INAMED Corporation(b)                                                                            1,726,036
     115,200   Incyte Corporation(b,c)                                                                            786,816
      69,900   Invitrogen Corporation(b)                                                                        4,837,080
      60,675   IVAX Corporation(b)                                                                              1,199,545
      53,700   Kinetic Concepts, Inc.(b)                                                                        3,203,205
      23,300   Laboratory Corporation of America
               Holdings(b)                                                                                      1,123,060
      40,100   Manor Care, Inc.                                                                                 1,458,036
      21,900   Martek Biosciences Corporation(b,c)                                                              1,274,361
      56,700   Medco Health Solutions, Inc.(b)                                                                  2,810,619
      62,200   Medicis Pharmaceutical Corporation                                                               1,864,756
      44,500   MedImmune, Inc.(b)                                                                               1,059,545
      47,000   MGI Pharma, Inc.(b)                                                                              1,187,690
      19,400   Millipore Corporation(b)                                                                           841,960
      26,600   Neurocrine Biosciences, Inc.(b,c)                                                                1,012,396
      34,100   Omnicare, Inc.                                                                                   1,208,845
      17,700   OSI Pharmaceuticals, Inc.(b)                                                                       731,718
      28,800   PacifiCare Health Systems, Inc.(b)                                                               1,639,296
      41,700   Patterson Companies, Inc.(b,c)                                                                   2,082,915
     124,100   PerkinElmer, Inc.                                                                                2,560,183
      15,000   Pharmaceutical Product Development,
               Inc.(b)                                                                                            726,750
      48,600   Protein Design Labs, Inc.(b,c)                                                                     777,114
      20,500   Quest Diagnostics, Inc.                                                                          2,155,165
      84,700   Renal Care Group, Inc.(b)                                                                        3,213,518
      18,400   ResMed, Inc.(b)                                                                                  1,037,760
      67,700   Sepracor, Inc.(b,c)                                                                              3,886,657
      52,800   St. Jude Medical, Inc.(b)                                                                        1,900,800
      16,600   Stryker Corporation                                                                                740,526
      27,500   Taro Pharmaceutical Industries, Ltd.(b,c)                                                          867,900
      20,400   Techne Corporation(b)                                                                              819,672
      90,900   Tercica, Inc.(b,c)                                                                                 693,567
      90,500   Teva Pharmaceutical Industries, Ltd.                                                             2,805,500
      40,100   Thermo Electron Corporation(b)                                                                   1,014,129
      24,100   Triad Hospitals, Inc.(b)                                                                         1,207,410
      70,000   Trimeris, Inc.(b,c)                                                                                788,200
      69,000   Varian Medical Systems, Inc.(b)                                                                  2,365,320
      37,000   VCA Antech, Inc.(b)                                                                                748,510
      47,400   Waters Corporation(b)                                                                            1,696,446
      84,200   Watson Pharmaceuticals, Inc.(b)                                                                  2,587,466
      12,702   WellPoint, Inc.(b)                                                                               1,592,196
      11,300   Zimmer Holdings, Inc.(b)                                                                           879,253
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                              143,386,061
=========================================================================================================================

Industrials (11.2%)
-------------------------------------------------------------------------------------------------------------------------
      16,150   Alliant Techsystems, Inc.(b)                                                                     1,153,918
      86,700   American Standard Companies, Inc.                                                                4,029,816
      27,000   AMETEK, Inc.                                                                                     1,086,750
      21,675   Apollo Group, Inc.(b)                                                                            1,605,250
      58,100   C.H. Robinson Worldwide, Inc.                                                                    2,993,893
      35,800   Career Education Corporation(b)                                                                  1,226,508
      41,600   Cendant Corporation                                                                                854,464
      63,400   ChoicePoint, Inc.(b)                                                                             2,542,974
      78,500   Cintas Corporation                                                                               3,242,835
      54,400   CNF, Inc.                                                                                        2,545,376
      79,900   Corporate Executive Board Company                                                                5,109,605
      12,700   Cummins, Inc.(c)                                                                                   893,445
      27,700   Danaher Corporation                                                                              1,479,457
      14,600   Dun & Bradstreet Corporation(b)                                                                    897,170
      12,900   Eaton Corporation                                                                                  843,660
     116,360   Expeditors International of Washington,
               Inc.                                                                                             6,231,076
      86,400   Fastenal Company                                                                                 4,778,784
      39,400   GATX Corporation                                                                                 1,307,686
      29,700   Graco, Inc.                                                                                      1,198,692
      59,200   Honeywell International, Inc.                                                                    2,202,832
      29,000   Hughes Supply, Inc.                                                                                862,750
      10,900   Ingersoll-Rand Company                                                                             868,185
      21,100   ITT Industries, Inc.                                                                             1,904,064
      60,100   Jacobs Engineering Group, Inc.(b)                                                                3,120,392
      30,700   JB Hunt Transport Services, Inc.                                                                 1,343,739
     128,700   JetBlue Airways Corporation(b,c)                                                                 2,450,448
      28,400   Joy Global, Inc.                                                                                   995,704
      45,100   L-3 Communications Holdings, Inc.                                                                3,203,002
      52,400   Manitowoc Company, Inc.                                                                          2,116,436
      64,400   Manpower, Inc.                                                                                   2,802,688
      67,200   Monster Worldwide, Inc.(b)                                                                       1,884,960
      43,700   MSC Industrial Direct Company, Inc.                                                              1,335,472
      38,200   Oshkosh Truck Corporation                                                                        3,132,018
      31,800   Parker-Hannifin Corporation                                                                      1,937,256
      32,700   Pentair, Inc.                                                                                    1,275,300
      18,900   Precision Castparts Corporation                                                                  1,455,489
      60,200   Robert Half International, Inc.                                                                  1,622,992
      54,500   Rockwell Automation, Inc.                                                                        3,086,880
      36,900   Rockwell Collins, Inc.                                                                           1,756,071
      22,800   Roper Industries, Inc.                                                                           1,493,400
      47,800   Stericycle, Inc.(b)                                                                              2,112,760
      48,600   Stewart & Stevenson Services, Inc.                                                               1,112,454
     102,600   Swift Transportation Company, Inc.(b,c)                                                          2,271,564
         232   TIMCO Aviation Services, Inc.(b,d)                                                                      30
      44,800   UTI Worldwide, Inc.(c)                                                                           3,111,360
      14,500   W.W. Grainger, Inc.                                                                                902,915
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               94,382,520
=========================================================================================================================

Information Technology (20.9%)
-------------------------------------------------------------------------------------------------------------------------
      67,333   Activision, Inc.(b)                                                                                996,533
      60,700   Adobe Systems, Inc.                                                                              4,077,219
      57,100   Advanced Micro Devices, Inc.(b)                                                                    920,452
      34,400   Affiliated Computer Services, Inc.(b)                                                            1,831,456
      41,800   Akamai Technologies, Inc.(b,c)                                                                     532,114
      84,900   Alliance Data Systems Corporation(b)                                                             3,429,960
      72,200   Altera Corporation(b)                                                                            1,428,116
     165,300   Amdocs, Ltd.(b)                                                                                  4,694,520
      40,900   Amphenol Corporation                                                                             1,514,936
     102,400   Apple Computer, Inc.(b)                                                                          4,267,008
      66,400   Ask Jeeves, Inc.(b,c)                                                                            1,864,512
     172,500   ASML Holding NV ADR(b,c)                                                                         2,892,825
      62,100   ATI Technologies, Inc.(b)                                                                        1,071,846
     120,700   AudioCodes, Ltd.(b,c)                                                                            1,359,082
      90,900   Autodesk, Inc.                                                                                   2,705,184
     158,400   Avaya, Inc.(b)                                                                                   1,850,112
      21,700   Avid Technology, Inc.(b)                                                                         1,174,404
      67,200   Broadcom Corporation(b)                                                                          2,010,624
      98,400   Business Objects SA ADR(b,c)                                                                     2,645,976
      15,800   CACI International, Inc.(b)                                                                        872,634
      38,200   CDW Corporation                                                                                  2,165,176
      39,100   CheckFree Corporation(b)                                                                         1,593,716
     108,600   Citrix Systems, Inc.(b)                                                                          2,586,852
      86,000   CNET Networks, Inc.(b,c)                                                                           811,840
      90,350   Cognizant Technology Solutions
               Corporation(b)                                                                                   4,174,170
      50,500   Cognos, Inc.(b)                                                                                  2,117,970
     238,800   Comverse Technology, Inc.(b)                                                                     6,022,536
      36,600   DST Systems, Inc.(b)                                                                             1,690,188
      26,400   Electronic Arts, Inc.(b)                                                                         1,366,992
      52,600   Equinix, Inc.(b,c)                                                                               2,227,084
     202,200   Extreme Networks, Inc.(b)                                                                        1,190,958
      18,500   F5 Networks, Inc.(b,c)                                                                             934,065
      48,865   Fiserv, Inc.(b)                                                                                  1,944,827
      55,400   Flextronics International, Ltd.(b)                                                                 667,016
      46,200   FLIR Systems, Inc.(b)                                                                            1,399,860
      34,100   Global Payments, Inc.(c)                                                                         2,199,109
      58,000   Harris Corporation                                                                               1,893,700
      21,000   Hyperion Solutions Corporation(b,c)                                                                926,310
     168,300   Informatica Corporation(b,c)                                                                     1,391,841
      44,600   Integrated Circuit Systems, Inc.(b)                                                                852,752
      28,100   International Rectifier Corporation(b)                                                           1,278,550
      54,000   Intersil Corporation                                                                               935,280
      97,400   Interwoven, Inc.(b)                                                                                758,746
      25,700   Intuit, Inc.(b)                                                                                  1,124,889
      49,150   Iron Mountain, Inc.(b)                                                                           1,417,486
     155,900   Jabil Circuit, Inc.(b)                                                                           4,446,268
     116,346   Juniper Networks, Inc.(b)                                                                        2,566,593
      94,340   KLA-Tencor Corporation(b)                                                                        4,340,583
      71,000   Lam Research Corporation(b)                                                                      2,049,060
      16,100   Lexmark International, Inc.(b)                                                                   1,287,517
      61,500   Linear Technology Corporation                                                                    2,356,065
      42,600   Macromedia, Inc.(b)                                                                              1,427,100
      66,500   Marchex, Inc.(b,c)                                                                               1,239,560
      92,300   Marvell Technology Group, Ltd.(b)                                                                3,538,782
      89,100   McAfee, Inc.(b)                                                                                  2,010,096
      63,200   Mercury Interactive Corporation(b)                                                               2,994,416
      16,800   Mettler-Toledo International, Inc.(b)                                                              798,000
     188,790   Microchip Technology, Inc.                                                                       4,910,428
     134,800   National Semiconductor Corporation                                                               2,778,228
      36,500   NAVTEQ Corporation(b)                                                                            1,582,275
      41,200   NCR Corporation(b)                                                                               1,390,088
      79,200   Network Appliance, Inc.(b)                                                                       2,190,672
      44,400   Nice Systems, Ltd.(b,c)                                                                          1,430,568
      74,670   Novellus Systems, Inc.(b)                                                                        1,995,929
      53,500   NVIDIA Corporation(b)                                                                            1,271,160
      21,800   PalmOne, Inc.(b,c)                                                                                 553,284
      35,900   Paychex, Inc.                                                                                    1,178,238
      44,000   Plantronics, Inc.                                                                                1,675,520
      84,500   PMC-Sierra, Inc.(b)                                                                                743,600
      32,700   Polycom, Inc.(b)                                                                                   554,265
      88,000   QLogic Corporation(b)                                                                            3,564,000
     120,100   RealNetworks, Inc.(b,c)                                                                            694,178
     213,300   Red Hat, Inc.(b,c)                                                                               2,327,103
      12,900   Research in Motion, Ltd.(b)                                                                        985,818
      48,500   SanDisk Corporation(b)                                                                           1,348,300
      28,900   Scientific-Atlanta, Inc.                                                                           815,558
     123,700   Seagate Technology(b)                                                                            2,418,335
      34,800   Semtech Corporation(b)                                                                             621,876
      20,300   Shanda Interactive Entertainment,
               Ltd.(b,c)                                                                                          613,060
      23,800   Silicon Laboratories, Inc.(b,c)                                                                    707,098
     220,600   Skyworks Solutions, Inc.(b)                                                                      1,400,810
       47,560  SunGard Data Systems, Inc.(b)                                                                    1,640,820
      75,700   Symantec Corporation(b)                                                                          1,614,681
      58,700   Symbol Technologies, Inc.                                                                          850,563
     144,700   Synopsys, Inc.(b)                                                                                2,619,070
      28,200   Tessera Technologies, Inc.(b)                                                                    1,219,086
     134,300   TIBCO Software, Inc.(b)                                                                          1,000,535
     131,300   Titan Corporation(b)                                                                             2,384,408
     190,100   VeriSign, Inc.(b)                                                                                5,455,870
      50,100   VERITAS Software Corporation(b,c)                                                                1,163,322
     105,100   Xilinx, Inc.                                                                                     3,072,073
      34,325   Zebra Technologies Corporation(b)                                                                1,630,094
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                   175,266,379
=========================================================================================================================

Materials (3.3%)
-------------------------------------------------------------------------------------------------------------------------
      61,400   Albemarle Corporation                                                                            2,232,504
      75,700   Ball Corporation                                                                                 3,140,036
      67,800   Century Aluminum Company(b)                                                                      2,051,628
      24,200   Commercial Metals Company                                                                          820,138
      62,100   CONSOL Energy, Inc.                                                                              2,919,942
     147,500   Crown Holdings, Inc.(b)                                                                          2,295,100
      22,600   FMC Corporation(b)                                                                               1,207,970
      77,000   Freeport-McMoRan Copper & Gold, Inc.                                                             3,049,970
      34,100   Lyondell Chemical Company                                                                          952,072
      42,300   Martin Marietta Materials, Inc.                                                                  2,365,416
      17,400   Minerals Technologies, Inc.(c)                                                                   1,144,572
      18,500   Monsanto Company                                                                                 1,193,250
      11,500   Nucor Corporation                                                                                  661,940
      45,400   Peabody Energy Corporation                                                                       2,104,744
       9,400   Phelps Dodge Corporation                                                                           956,262
      17,500   Praxair, Inc.                                                                                      837,550
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                 27,933,094
=========================================================================================================================

Telecommunications Services (1.8%)
-------------------------------------------------------------------------------------------------------------------------
      74,100   American Tower Corporation(b)                                                                    1,350,843
      17,000   AO VimpelCom(b,c)                                                                                  585,140
      93,400   Crown Castle International Corporation(b)                                                        1,500,004
     266,100   Nextel Partners, Inc.(b,c)                                                                       5,843,556
      92,900   NII Holdings, Inc.(b,c)                                                                          5,341,750
      16,000   Spectrasite, Inc.(b)                                                                               927,520
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                               15,548,813
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $639,985,847)                                                         720,503,326
=========================================================================================================================


      Shares   Collateral Held for Securities Loaned (11.1%)         Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  93,672,255   Thrivent Financial Securities Lending
               Trust                                                            2.740%              N/A       $93,672,255
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $93,672,255)                                                                       93,672,255
=========================================================================================================================

   Shares or
   Principal
      Amount   Short-Term Investments (3.1%)                         Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $6,000,000   Nestle Capital Corporation                                       2.730%        4/12/2005        $5,994,995
  10,615,000   New Center Asset Trust                                           2.840          4/1/2005        10,615,000
   9,302,655   Thrivent Money Market Portfolio                                  2.310               N/A         9,302,655
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized
               cost)                                                                                           25,912,650
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $759,570,752)                                                         $840,088,231
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) Security is fair-valued.

(e) The interest rate shown reflects the yieldor, for securities purchased at a discount, the discount rate at the date of purchase.

(f) Miscellaneous footnote:

ADR -- American Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing U.S.
depository bank.

At March 31, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments, based on cost for federal income tax purposes, were $105,468,712 and $(24,951,233), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.




Thrivent Series Fund, Inc.
Notes to Schedules of Investments
March 31, 2005 (unaudited)


SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield Portfolio and High Yield Portfolio II invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Mid Cap Growth Portfolio II

Schedule of Investments

As of March 31, 2005
(unaudited)




Mid Cap Growth Portfolio II
Schedule of Investments as of March 31, 2005 (unaudited)(a)

      Shares   Common Stock (86.2%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (16.9%)
-------------------------------------------------------------------------------------------------------------------------
       1,900   Abercrombie & Fitch Company                                                                       $108,756
       4,200   Advance Auto Parts, Inc.(b)                                                                        211,890
       1,700   Aeropostale, Inc.(b)                                                                                55,675
       2,800   American Eagle Outfitters, Inc.                                                                     82,740
       1,800   Applebee's International, Inc.                                                                      49,608
       3,300   Autoliv, Inc.                                                                                      157,245
       2,700   Bed Bath & Beyond, Inc.(b)                                                                          98,658
      12,000   Blockbuster, Inc.(c)                                                                               105,960
       1,900   Brunswick Corporation                                                                               89,015
       6,975   Cheesecake Factory, Inc.(b)                                                                        247,264
       6,500   Chico's FAS, Inc.(b)                                                                               183,690
       2,700   Citadel Broadcasting Company(b,c)                                                                   37,071
       5,470   Coach, Inc.(b)                                                                                     309,766
       1,333   D.R. Horton, Inc.                                                                                   38,977
       7,700   Dollar General Corporation(c)                                                                      168,707
       1,900   Dollar Tree Stores, Inc.(b)                                                                         54,587
         800   E.W. Scripps Company                                                                                39,000
       1,500   EchoStar Communications Corporation                                                                 43,875
       1,100   Entercom Communications Corporation(b)                                                              39,072
       5,300   Foot Locker, Inc.                                                                                  155,290
       2,500   Gentex Corporation(c)                                                                               79,750
       3,190   Getty Images, Inc.(b,c)                                                                            226,841
       4,200   GTECH Holdings Corporation                                                                          98,826
         900   Harley-Davidson, Inc.                                                                               51,984
       1,100   Harman International Industries, Inc.                                                               97,306
       1,100   Harrah's Entertainment, Inc.                                                                        71,038
       4,500   Hilton Hotels Corporation                                                                          100,575
       1,800   IAC/InterActiveCorp(b)                                                                              40,086
       2,090   International Game Technology                                                                       55,719
       2,400   Lamar Advertising Company(b)                                                                        96,696
         700   Lennar Corporation                                                                                  39,676
       1,300   Marriott International, Inc.                                                                        86,918
       8,000   Marvel Enterprises, Inc.(b,c)                                                                      160,000
         900   MGM MIRAGE(b)                                                                                       63,738
       2,700   Michaels Stores, Inc.                                                                               98,010
         500   Mohawk Industries, Inc.(b)                                                                          42,150
       2,900   Nordstrom, Inc.                                                                                    160,602
         700   NTL, Inc.(b)                                                                                        44,569
       1,100   O'Reilly Automotive, Inc.(b)                                                                        54,483
       5,100   Office Depot, Inc.(b)                                                                              113,118
       1,080   P.F. Chang's China Bistro, Inc.(b,c)                                                                64,584
       1,000   Panera Bread Company(b,c)                                                                           56,530
       1,400   Pennsylvania National Gaming, Inc.(b)                                                               41,132
       1,600   PETCO Animal Supplies, Inc.(b)                                                                      58,896
       6,330   PETsMART, Inc.                                                                                     181,988
         700   Polaris Industries, Inc.                                                                            49,161
       2,100   Pulte Homes, Inc.                                                                                  154,623
       1,700   Ross Stores, Inc.                                                                                   49,538
       4,840   Royal Caribbean Cruises, Ltd.(c)                                                                   216,300
       7,300   Saks, Inc.                                                                                         131,765
       1,100   Sears Holdings Corporation(b,c)                                                                    146,487
       3,900   Staples, Inc.                                                                                      122,577
       1,600   Starbucks Corporation(b)                                                                            82,656
       2,500   Starwood Hotels & Resorts Worldwide, Inc.                                                          150,075
       3,300   Station Casinos, Inc.                                                                              222,915
       2,200   Target Corporation                                                                                 110,044
       1,620   Tiffany & Company                                                                                   55,922
       5,800   TJX Companies, Inc.                                                                                142,854
         700   Toll Brothers, Inc.(b)                                                                              55,195
       3,100   Univision Communications, Inc.(b)                                                                   85,839
       2,400   Urban Outfitters, Inc.(b)                                                                          115,128
       5,100   Warnaco Group, Inc.(b)                                                                             122,604
         900   Weight Watchers International, Inc.(b,c)                                                            38,682
       1,430   Westwood One, Inc.(b)                                                                               29,100
       4,000   Williams-Sonoma, Inc.(b)                                                                           147,000
       1,700   WMS Industries, Inc.(b,c)                                                                           47,872
       1,400   Wynn Resorts, Ltd.(b,c)                                                                             94,836
       4,400   XM Satellite Radio Holdings, Inc.(b,c)                                                             138,600
       1,600   Yum! Brands, Inc.                                                                                   82,896
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     7,054,730
=========================================================================================================================

Consumer Staples (1.9%)
-------------------------------------------------------------------------------------------------------------------------
       1,200   Alberto-Culver Company                                                                              57,432
       1,700   Coca-Cola Bottling Company Consolidated                                                             88,927
       3,200   Constellation Brands, Inc.(b)                                                                      169,184
         700   Energizer Holdings, Inc.(b)                                                                         41,860
       1,400   Estee Lauder Companies, Inc.                                                                        62,972
       2,900   Ralcorp Holdings, Inc.                                                                             137,315
       1,300   Whole Foods Market, Inc.                                                                           132,769
       1,700   William Wrigley Jr. Company                                                                        111,469
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                             801,928
=========================================================================================================================

Energy (6.2%)
-------------------------------------------------------------------------------------------------------------------------
         800   Apache Corporation                                                                                  48,984
         900   Baker Hughes, Inc.                                                                                  40,041
       2,980   BJ Services Company                                                                                154,602
       9,200   Chesapeake Energy Corporation                                                                      201,848
         700   Cooper Cameron Corporation(b)                                                                       40,047
       4,100   ENSCO International, Inc.                                                                          154,406
       2,600   EOG Resources, Inc.                                                                                126,724
       6,200   Grant Prideco, Inc.(b)                                                                             149,792
         600   Kinder Morgan, Inc.                                                                                 45,420
         700   Murphy Oil Corporation                                                                              69,111
       3,100   Nabors Industries, Ltd.(b)                                                                         183,334
       4,600   National Oilwell Varco, Inc.(b)                                                                    214,820
       2,400   Newfield Exploration Company(b)                                                                    178,224
         900   Noble Corporation                                                                                   50,589
       8,600   Patterson-UTI Energy, Inc.                                                                         215,172
       1,200   Pioneer Natural Resources Company                                                                   51,264
       4,340   Smith International, Inc.                                                                          272,248
       1,600   Ultra Petroleum Corporation(b)                                                                      81,280
         800   Weatherford International, Ltd.(b)                                                                  46,352
       2,300   Williams Companies, Inc.                                                                            43,263
       6,533   XTO Energy, Inc.                                                                                   214,554
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     2,582,075
=========================================================================================================================

Financials (6.7%)
-------------------------------------------------------------------------------------------------------------------------
       1,090   Affiliated Managers Group, Inc.(b,c)                                                                67,613
         900   Ambac Financial Group, Inc.                                                                         67,275
       3,500   American Capital Strategies, Ltd.(c)                                                               109,935
       8,710   Ameritrade Holding Corporation(b)                                                                   88,929
       6,700   Apollo Investment Corporation                                                                      112,426
       1,300   Bear Stearns Companies, Inc.                                                                       129,870
       1,900   Capital One Financial Corporation                                                                  142,063
       3,600   CapitalSource, Inc.(b,c)                                                                            82,800
       1,800   CB Richard Ellis Group, Inc.(b)                                                                     62,982
         600   Chicago Mercantile Exchange                                                                        116,418
       1,100   CIT Group, Inc.                                                                                     41,800
       1,800   Commerce Bancorp, Inc.(c)                                                                           58,446
       5,300   E*TRADE Financial Corporation(b)                                                                    63,600
       1,800   East West Bancorp, Inc.                                                                             66,456
       2,400   Eaton Vance Corporation                                                                             56,256
       1,100   First Financial Bankshares, Inc.(c)                                                                 49,093
       1,000   First Marblehead Corporation(b,c)                                                                   57,530
       5,370   Investors Financial Services Corporation                                                           262,647
       2,295   Legg Mason, Inc.                                                                                   179,331
       2,000   Main Street Banks, Inc.(c)                                                                          52,960
       2,900   MB Financial, Inc.(c)                                                                              111,070
       1,000   Moody's Corporation                                                                                 80,860
       1,700   North Fork Bancorporation, Inc.                                                                     47,158
         600   PartnerRe, Ltd.                                                                                     38,760
       4,400   Providian Financial Corporation(b)                                                                  75,504
       7,000   Sovereign Bancorp, Inc.                                                                            155,120
       1,900   T. Rowe Price Group, Inc.                                                                          112,822
       1,700   Willis Group Holdings, Ltd.(c)                                                                      62,679
       2,300   Wintrust Financial Corporation                                                                     108,307
       2,200   Zions Bancorporation                                                                               151,844
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                 2,812,554
=========================================================================================================================

Health Care (17.2%)
-------------------------------------------------------------------------------------------------------------------------
       1,400   Aetna, Inc.                                                                                        104,930
         810   Allergan, Inc.                                                                                      56,271
       1,300   AMERIGROUP Corporation(b)                                                                           47,528
       2,900   Amylin Pharmaceuticals, Inc.(b,c)                                                                   50,721
       4,150   Barr Pharmaceuticals, Inc.(b)                                                                      202,644
       2,000   Bausch & Lomb, Inc.                                                                                146,600
         800   Beckman Coulter, Inc.                                                                               53,160
         860   Biogen Idec, Inc.(b)                                                                                29,679
       3,300   Biomet, Inc.                                                                                       119,790
       2,580   C.R. Bard, Inc.                                                                                    175,646
       8,500   Caliper Life Sciences, Inc.(b)                                                                      54,825
       4,435   Caremark Rx, Inc.(b)                                                                               176,424
       2,700   Celgene Corporation(b,c)                                                                            91,935
       1,100   Cephalon, Inc.(b,c)                                                                                 51,513
         700   Cerner Corporation(b,c)                                                                             36,757
       2,000   Charles River Laboratories International,
               Inc.(b)                                                                                             94,080
       2,900   Community Health Systems, Inc.(b)                                                                  101,239
       1,900   Connetics Corporation(b,c)                                                                          48,051
       1,500   Cooper Companies, Inc.                                                                             109,350
       1,800   Covance, Inc.(b)                                                                                    85,698
       2,000   Coventry Health Care, Inc.(b)                                                                      136,280
       3,000   Cyberonics, Inc.(b,c)                                                                              132,510
       4,540   Cytyc Corporation(b)                                                                               104,465
       2,500   Dade Behring Holdings, Inc.(b)                                                                     147,325
       2,050   DaVita, Inc.(b)                                                                                     85,792
         980   Dentsply International, Inc.                                                                        53,322
       2,900   Endo Pharmaceutical Holdings, Inc.(b)                                                               65,395
         700   Express Scripts, Inc.(b)                                                                            61,033
       3,680   Fisher Scientific International, Inc.(b)                                                           209,466
       1,800   Gen-Probe, Inc.(b)                                                                                  80,208
       3,040   Genzyme Corporation(b)                                                                             174,010
       8,900   Geron Corporation(b,c)                                                                              54,379
       4,160   Gilead Sciences, Inc.(b)                                                                           148,928
       7,000   Health Management Associates, Inc.                                                                 183,260
       3,900   Health Net, Inc.(b)                                                                                127,569
       4,800   Henry Schein, Inc.(b)                                                                              172,032
         800   ImClone Systems, Inc.(b)                                                                            27,600
       5,400   IMS Health, Inc.                                                                                   131,706
       1,200   INAMED Corporation(b)                                                                               83,856
       5,600   Incyte Corporation(b,c)                                                                             38,248
       3,410   Invitrogen Corporation(b)                                                                          235,972
       3,025   IVAX Corporation(b)                                                                                 59,804
       2,700   Kinetic Concepts, Inc.(b)                                                                          161,055
       1,200   Laboratory Corporation of America
               Holdings(b)                                                                                         57,840
       2,000   Manor Care, Inc.                                                                                    72,720
       1,100   Martek Biosciences Corporation(b,c)                                                                 64,009
       2,800   Medco Health Solutions, Inc.(b)                                                                    138,796
       3,130   Medicis Pharmaceutical Corporation                                                                  93,837
       2,150   MedImmune, Inc.(b)                                                                                  51,192
       2,400   MGI Pharma, Inc.(b)                                                                                 60,648
       1,000   Millipore Corporation(b)                                                                            43,400
       1,340   Neurocrine Biosciences, Inc.(b,c)                                                                   51,000
       1,700   Omnicare, Inc.                                                                                      60,265
         900   OSI Pharmaceuticals, Inc.(b)                                                                        37,206
       1,400   PacifiCare Health Systems, Inc.(b)                                                                  79,688
       2,100   Patterson Companies, Inc.(b,c)                                                                     104,895
       6,100   PerkinElmer, Inc.                                                                                  125,843
         800   Pharmaceutical Product Development,
               Inc.(b)                                                                                             38,760
       2,400   Protein Design Labs, Inc.(b,c)                                                                      38,376
       1,000   Quest Diagnostics, Inc.                                                                            105,130
       4,200   Renal Care Group, Inc.(b)                                                                          159,348
         900   ResMed, Inc.(b,c)                                                                                   50,760
       3,400   Sepracor, Inc.(b)                                                                                  195,194
       2,700   St. Jude Medical, Inc.(b)                                                                           97,200
         800   Stryker Corporation                                                                                 35,688
       1,400   Taro Pharmaceutical Industries, Ltd.(b,c)                                                           44,184
       1,000   Techne Corporation(b)                                                                               40,180
       4,500   Tercica, Inc.(b,c)                                                                                  34,335
       4,600   Teva Pharmaceutical Industries, Ltd.                                                               142,600
       1,990   Thermo Electron Corporation(b)                                                                      50,327
       1,200   Triad Hospitals, Inc.(b)                                                                            60,120
       3,500   Trimeris, Inc.(b,c)                                                                                 39,410
       3,500   Varian Medical Systems, Inc.(b)                                                                    119,980
       1,900   VCA Antech, Inc.(b)                                                                                 38,437
       2,410   Waters Corporation(b)                                                                               86,254
       4,200   Watson Pharmaceuticals, Inc.(b)                                                                    129,066
         600   WellPoint, Inc.(b)                                                                                  75,210
         600   Zimmer Holdings, Inc.(b)                                                                            46,686
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                7,179,640
=========================================================================================================================

Industrials (11.2%)
-------------------------------------------------------------------------------------------------------------------------
         800   Alliant Techsystems, Inc.(b)                                                                        57,160
       4,330   American Standard Companies, Inc.                                                                  201,258
       1,300   AMETEK, Inc.                                                                                        52,325
       1,069   Apollo Group, Inc.(b)                                                                               79,170
       2,900   C.H. Robinson Worldwide, Inc.                                                                      149,437
       1,820   Career Education Corporation(b)                                                                     62,353
       2,000   Cendant Corporation                                                                                 41,080
       3,200   ChoicePoint, Inc.(b)                                                                               128,352
       3,900   Cintas Corporation                                                                                 161,109
       2,700   CNF, Inc.                                                                                          126,333
       3,950   Corporate Executive Board Company                                                                  252,602
         600   Cummins, Inc.(c)                                                                                    42,210
       1,400   Danaher Corporation                                                                                 74,774
         700   Dun & Bradstreet Corporation(b)                                                                     43,015
         700   Eaton Corporation                                                                                   45,780
       5,850   Expeditors International of Washington,
               Inc.                                                                                               313,271
       4,300   Fastenal Company                                                                                   237,833
       2,000   GATX Corporation                                                                                    66,380
       1,500   Graco, Inc.                                                                                         60,540
       3,000   Honeywell International, Inc.                                                                      111,630
       1,400   Hughes Supply, Inc.                                                                                 41,650
         500   Ingersoll-Rand Company                                                                              39,825
       1,100   ITT Industries, Inc.                                                                                99,264
       3,000   Jacobs Engineering Group, Inc.(b)                                                                  155,760
       1,500   JB Hunt Transport Services, Inc.                                                                    65,655
       6,300   JetBlue Airways Corporation(b,c)                                                                   119,952
       1,400   Joy Global, Inc.                                                                                    49,084
       2,300   L-3 Communications Holdings, Inc.                                                                  163,346
       2,600   Manitowoc Company, Inc.                                                                            105,014
       3,220   Manpower, Inc.                                                                                     140,134
       3,360   Monster Worldwide, Inc.(b)                                                                          94,248
       2,200   MSC Industrial Direct Company, Inc.                                                                 67,232
       1,900   Oshkosh Truck Corporation                                                                          155,781
       1,600   Parker-Hannifin Corporation                                                                         97,472
       1,600   Pentair, Inc.                                                                                       62,400
         900   Precision Castparts Corporation                                                                     69,309
       3,020   Robert Half International, Inc.                                                                     81,419
       2,750   Rockwell Automation, Inc.                                                                          155,760
       1,900   Rockwell Collins, Inc.                                                                              90,421
       1,100   Roper Industries, Inc.                                                                              72,050
       2,400   Stericycle, Inc.(b)                                                                                106,080
       2,500   Stewart & Stevenson Services, Inc.                                                                  57,225
       5,100   Swift Transportation Company, Inc.(b,c)                                                            112,914
       2,200   UTI Worldwide, Inc.(c)                                                                             152,790
         700   W.W. Grainger, Inc.                                                                                 43,589
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                4,704,986
=========================================================================================================================

Information Technology (20.9%)
-------------------------------------------------------------------------------------------------------------------------
       3,333   Activision, Inc.(b)                                                                                 49,333
       3,000   Adobe Systems, Inc.                                                                                201,510
       2,900   Advanced Micro Devices, Inc.(b)                                                                     46,748
       1,700   Affiliated Computer Services, Inc.(b)                                                               90,508
       2,100   Akamai Technologies, Inc.(b,c)                                                                      26,733
       4,320   Alliance Data Systems Corporation(b)                                                               174,528
       3,600   Altera Corporation(b)                                                                               71,208
       8,100   Amdocs, Ltd.(b)                                                                                    230,040
       1,980   Amphenol Corporation                                                                                73,339
       5,200   Apple Computer, Inc.(b)                                                                            216,684
       3,300   Ask Jeeves, Inc.(b,c)                                                                               92,664
       8,600   ASML Holding NV ADR(b)                                                                             144,222
       3,100   ATI Technologies, Inc.(b)                                                                           53,506
       6,000   AudioCodes, Ltd.(b,c)                                                                               67,560
       4,500   Autodesk, Inc.                                                                                     133,920
       7,900   Avaya, Inc.(b)                                                                                      92,272
       1,100   Avid Technology, Inc.(b)                                                                            59,532
       3,400   Broadcom Corporation(b)                                                                            101,728
       4,800   Business Objects SA ADR(b,c)                                                                       129,072
         800   CACI International, Inc.(b)                                                                         44,184
       1,900   CDW Corporation                                                                                    107,692
       2,000   CheckFree Corporation(b)                                                                            81,520
       5,500   Citrix Systems, Inc.(b)                                                                            131,010
       4,300   CNET Networks, Inc.(b,c)                                                                            40,592
       4,600   Cognizant Technology Solutions
               Corporation(b)                                                                                     212,520
       2,500   Cognos, Inc.(b)                                                                                    104,850
      12,000   Comverse Technology, Inc.(b)                                                                       302,640
       1,850   DST Systems, Inc.(b)                                                                                85,433
       1,300   Electronic Arts, Inc.(b)                                                                            67,314
       2,600   Equinix, Inc.(b,c)                                                                                 110,084
      10,200   Extreme Networks, Inc.(b)                                                                           60,078
         900   F5 Networks, Inc.(b)                                                                                45,441
       2,400   Fiserv, Inc.(b)                                                                                     95,520
       2,800   Flextronics International, Ltd.(b)                                                                  33,712
       2,200   FLIR Systems, Inc.(b)                                                                               66,660
       1,700   Global Payments, Inc.(c)                                                                           109,633
       3,000   Harris Corporation                                                                                  97,950
       1,100   Hyperion Solutions Corporation(b)                                                                   48,521
       8,500   Informatica Corporation(b)                                                                          70,295
       2,200   Integrated Circuit Systems, Inc.(b)                                                                 42,064
       1,400   International Rectifier Corporation(b)                                                              63,700
       2,600   Intersil Corporation                                                                                45,032
       4,800   Interwoven, Inc.(b)                                                                                 37,392
       1,300   Intuit, Inc.(b)                                                                                     56,901
       2,450   Iron Mountain, Inc.(b)                                                                              70,658
       7,900   Jabil Circuit, Inc.(b)                                                                             225,308
       5,825   Juniper Networks, Inc.(b)                                                                          128,500
       4,700   KLA-Tencor Corporation(b)                                                                          216,247
       3,600   Lam Research Corporation(b)                                                                        103,896
         800   Lexmark International, Inc.(b)                                                                      63,976
       3,100   Linear Technology Corporation                                                                      118,761
       2,200   Macromedia, Inc.(b)                                                                                 73,700
       3,400   Marchex, Inc.(b,c)                                                                                  63,376
       4,620   Marvell Technology Group, Ltd.(b)                                                                  177,131
       4,460   McAfee, Inc.(b)                                                                                    100,618
       3,200   Mercury Interactive Corporation(b)                                                                 151,616
         800   Mettler-Toledo International, Inc.(b)                                                               38,000
       9,300   Microchip Technology, Inc.                                                                         241,893
       6,800   National Semiconductor Corporation                                                                 140,148
       1,800   NAVTEQ Corporation(b)                                                                               78,030
       2,000   NCR Corporation(b)                                                                                  67,480
       4,000   Network Appliance, Inc.(b)                                                                         110,640
       2,200   Nice Systems, Ltd.(b)                                                                               70,884
       3,770   Novellus Systems, Inc.(b)                                                                          100,772
       2,700   NVIDIA Corporation(b)                                                                               64,152
       1,100   PalmOne, Inc.(b,c)                                                                                  27,918
       1,800   Paychex, Inc.                                                                                       59,076
       2,200   Plantronics, Inc.                                                                                   83,776
       4,300   PMC-Sierra, Inc.(b,c)                                                                               37,840
       1,700   Polycom, Inc.(b)                                                                                    28,815
       4,400   QLogic Corporation(b)                                                                              178,200
       5,900   RealNetworks, Inc.(b,c)                                                                             34,102
      10,500   Red Hat, Inc.(b,c)                                                                                 114,555
         600   Research in Motion, Ltd.(b)                                                                         45,852
       2,400   SanDisk Corporation(b)                                                                              66,720
       1,500   Scientific-Atlanta, Inc.                                                                            42,330
       6,200   Seagate Technology(b)                                                                              121,210
       1,700   Semtech Corporation(b)                                                                              30,379
       1,000   Shanda Interactive Entertainment,
               Ltd.(b,c)                                                                                           30,200
       1,200   Silicon Laboratories, Inc.(b)                                                                       35,652
      11,160   Skyworks Solutions, Inc.(b)                                                                         70,866
       2,300   SunGard Data Systems, Inc.(b)                                                                       79,350
       3,800   Symantec Corporation(b)                                                                             81,054
       3,000   Symbol Technologies, Inc.                                                                           43,470
       7,100   Synopsys, Inc.(b)                                                                                  128,510
       1,400   Tessera Technologies, Inc.(b)                                                                       60,522
       6,800   TIBCO Software, Inc.(b)                                                                             50,660
       6,600   Titan Corporation(b)                                                                               119,856
       9,600   VeriSign, Inc.(b)                                                                                  275,520
       2,500   VERITAS Software Corporation(b)                                                                     58,050
       5,300   Xilinx, Inc.                                                                                       154,919
       1,700   Zebra Technologies Corporation(b)                                                                   80,733
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                     8,761,766
=========================================================================================================================

Materials (3.3%)
-------------------------------------------------------------------------------------------------------------------------
       3,100   Albemarle Corporation                                                                              112,716
       3,800   Ball Corporation                                                                                   157,624
       3,400   Century Aluminum Company(b)                                                                        102,884
       1,200   Commercial Metals Company                                                                           40,668
       3,100   CONSOL Energy, Inc.                                                                                145,762
       7,400   Crown Holdings, Inc.(b)                                                                            115,144
       1,100   FMC Corporation(b)                                                                                  58,795
       3,900   Freeport-McMoRan Copper & Gold, Inc.                                                               154,479
       1,700   Lyondell Chemical Company                                                                           47,464
       2,100   Martin Marietta Materials, Inc.                                                                    117,432
         800   Minerals Technologies, Inc.                                                                         52,624
         900   Monsanto Company                                                                                    58,050
         600   Nucor Corporation                                                                                   34,536
       2,200   Peabody Energy Corporation                                                                         101,992
         500   Phelps Dodge Corporation                                                                            50,865
         900   Praxair, Inc.                                                                                       43,074
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  1,394,109
=========================================================================================================================

Telecommunications Services (1.9%)
-------------------------------------------------------------------------------------------------------------------------
       3,720   American Tower Corporation(b)                                                                       67,816
         900   AO VimpelCom(b,c)                                                                                   30,978
       4,740   Crown Castle International Corporation(b)                                                           76,124
      13,200   Nextel Partners, Inc.(b)                                                                           289,872
       4,600   NII Holdings, Inc.(b)                                                                              264,500
         800   Spectrasite, Inc.(b)                                                                                46,376
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                                  775,666
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $33,099,365)                                                           36,067,454
=========================================================================================================================


      Shares   Collateral Held for Securities Loaned (9.7%)          Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   4,077,296   Thrivent Financial Securities Lending
               Trust                                                            2.740%              N/A        $4,077,296
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $4,077,296)                                                                         4,077,296
=========================================================================================================================

      Shares   Short-Term Investments (4.1%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   1,728,625   Thrivent Money Market Portfolio                                  2.310%              N/A        $1,728,625
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized
               cost)                                                                                            1,728,625
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $38,905,286)                                                           $41,873,375
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield.

(e) Miscellaneous footnote:

ADR -- American Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing U.S.
depository bank.

At March 31, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments, based on cost for federal income tax purposes, were $4,333,535 and $(1,365,446), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.




Thrivent Series Fund, Inc.
Notes to Schedules of Investments
March 31, 2005 (unaudited)


SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield Portfolio and High Yield Portfolio II invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Mid Cap Stock Portfolio

Schedule of Investments

As of March 31, 2005
(unaudited)




Mid Cap Stock Portfolio
Schedule of Investments as of March 31, 2005 (unaudited)(a)

      Shares   Common Stock (84.5%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (11.7%)
-------------------------------------------------------------------------------------------------------------------------
      11,900   Advance Auto Parts, Inc.(b)                                                                       $600,355
      20,200   Autoliv, Inc.                                                                                      962,530
      14,100   Barnes & Noble, Inc.(b)                                                                            486,309
      14,400   BorgWarner, Inc.                                                                                   700,992
      16,300   Boyd Gaming Corporation(c)                                                                         850,045
      10,033   D.R. Horton, Inc.                                                                                  293,365
      18,800   Foot Locker, Inc.                                                                                  550,840
      14,800   GameStop Corporation(b,c)                                                                          327,968
      42,100   Hilton Hotels Corporation                                                                          940,935
       7,200   International Speedway Corporation                                                                 390,600
      31,900   K2, Inc.(b,c)                                                                                      438,625
      25,300   Marvel Enterprises, Inc.(b,c)                                                                      506,000
      15,300   Men's Wearhouse, Inc.(b)                                                                           645,813
      12,600   MGM MIRAGE(b)                                                                                      892,332
      15,500   Michaels Stores, Inc.                                                                              562,650
       7,400   Mohawk Industries, Inc.(b)                                                                         623,820
      14,900   Nordstrom, Inc.                                                                                    825,162
      16,200   PETsMART, Inc.                                                                                     465,750
      12,600   Royal Caribbean Cruises, Ltd.(c)                                                                   563,094
      11,600   Ruby Tuesday, Inc.(c)                                                                              281,764
      45,200   Saks, Inc.                                                                                         815,860
      27,300   Staples, Inc.                                                                                      858,039
      34,900   Warnaco Group, Inc.(b)                                                                             838,996
         590   Washington Post Company                                                                            527,460
      13,900   Yum! Brands, Inc.                                                                                  720,159
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    15,669,463
=========================================================================================================================

Consumer Staples (3.8%)
-------------------------------------------------------------------------------------------------------------------------
      21,100   Campbell Soup Company                                                                              612,322
      23,000   Chiquita Brands International, Inc.                                                                615,940
      17,700   Dean Foods Company(b)                                                                              607,110
      44,000   Del Monte Foods Company(b)                                                                         477,400
      12,300   Flowers Foods, Inc.(c)                                                                             346,983
      12,600   Hormel Foods Corporation                                                                           391,986
       6,100   Molson Coors Brewing Company(c)                                                                    470,737
      28,400   Smithfield Foods, Inc.(b)                                                                          896,020
      40,100   Tyson Foods, Inc.                                                                                  668,868
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           5,087,366
=========================================================================================================================

Energy (10.6%)
-------------------------------------------------------------------------------------------------------------------------
      11,500   BJ Services Company                                                                                596,620
      44,300   Chesapeake Energy Corporation                                                                      971,942
       6,700   Cooper Cameron Corporation(b)                                                                      383,307
      10,100   ENSCO International, Inc.                                                                          380,366
      24,700   Grant Prideco, Inc.(b)                                                                             596,752
       9,300   Murphy Oil Corporation                                                                             918,189
      32,400   Nabors Industries, Ltd.(b)                                                                       1,916,137
      20,700   National Oilwell Varco, Inc.(b)                                                                    966,690
      76,400   Patterson-UTI Energy, Inc.                                                                       1,911,528
       8,200   Precision Drilling Corporation(b)                                                                  612,212
      12,300   Rowan Companies, Inc.                                                                              368,139
      19,900   Smith International, Inc.                                                                        1,248,327
      10,200   Transocean, Inc.(b)                                                                                524,892
      33,400   Ultra Petroleum Corporation(b)                                                                   1,696,720
       4,500   Valero Energy Corporation                                                                          329,715
      14,500   Weatherford International, Ltd.(b)                                                                 840,130
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    14,261,666
=========================================================================================================================

Financials (13.0%)
-------------------------------------------------------------------------------------------------------------------------
      14,300   A.G. Edwards, Inc.                                                                                 640,640
      12,050   Affiliated Managers Group, Inc.(b,c)                                                               747,462
      15,000   American Capital Strategies, Ltd.(c)                                                               471,150
       4,900   Bear Stearns Companies, Inc.                                                                       489,510
       9,600   City National Corporation                                                                          670,272
      28,000   Colonial BancGroup, Inc.                                                                           574,560
       9,500   Everest Re Group, Ltd.                                                                             808,545
       7,162   Fidelity National Financial, Inc.                                                                  235,916
       6,500   First Horizon National Corporation(c)                                                              265,135
      19,200   General Growth Properties, Inc.                                                                    654,720
      50,200   HCC Insurance Holdings, Inc.                                                                     1,815,232
      11,100   Hibernia Corporation                                                                               355,311
      67,100   HRPT Properties Trust                                                                              799,161
       7,700   Investors Financial Services
               Corporation(c)                                                                                     376,607
      48,200   Knight Trading Group, Inc.(b,c)                                                                    464,648
       5,700   Legg Mason, Inc.                                                                                   445,398
      11,800   Mercantile Bankshares Corporation                                                                  600,148
      26,900   New York Community Bancorp, Inc.(c)                                                                488,504
      17,400   North Fork Bancorporation, Inc.                                                                    482,676
      14,000   Ohio Casualty Corporation(b)                                                                       321,720
      22,300   PartnerRe, Ltd.                                                                                  1,440,580
       7,100   PMI Group, Inc.                                                                                    269,871
       7,700   ProLogis Trust                                                                                     285,670
      28,900   Sovereign Bancorp, Inc.                                                                            640,424
      27,000   TCF Financial Corporation                                                                          733,050
      19,234   TD Banknorth, Inc.(b,c)                                                                            600,870
           1   Toronto-Dominion Bank                                                                                   23
      46,100   Trizec Properties, Inc.                                                                            875,900
       7,200   Wintrust Financial Corporation                                                                     339,048
       8,500   XL Capital, Ltd.                                                                                   615,145
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                17,507,896
=========================================================================================================================

Health Care (11.3%)
-------------------------------------------------------------------------------------------------------------------------
      15,900   Beckman Coulter, Inc.                                                                            1,056,555
       9,100   C.R. Bard, Inc.                                                                                    619,528
       8,900   Charles River Laboratories International,
               Inc.(b)                                                                                            418,656
       6,800   Coventry Health Care, Inc.(b)                                                                      463,352
       5,800   Dentsply International, Inc.                                                                       315,578
      11,900   Gen-Probe, Inc.(b)                                                                                 530,264
      25,400   Henry Schein, Inc.(b)                                                                              910,336
       9,600   Humana, Inc.(b)                                                                                    306,624
      36,900   Incyte Corporation(b,c)                                                                            252,027
      10,800   Invitrogen Corporation(b)                                                                          747,360
      61,537   IVAX Corporation(b)                                                                              1,216,586
      14,100   Kindred Healthcare, Inc.(b,c)                                                                      494,910
       5,050   Kinetic Concepts, Inc.(b)                                                                          301,232
      16,000   LifePoint Hospitals, Inc.(b)                                                                       701,440
       8,900   Martek Biosciences Corporation(b,c)                                                                517,891
      19,900   Medco Health Solutions, Inc.(b)                                                                    986,443
      15,300   Omnicare, Inc.                                                                                     542,385
      17,600   PacifiCare Health Systems, Inc.(b)                                                               1,001,792
      20,600   Par Pharmaceutical Companies, Inc.(b,c)                                                            688,864
       7,700   Quest Diagnostics, Inc.                                                                            809,501
       8,700   United Surgical Partners International,
               Inc.(b,c)                                                                                          398,199
      12,000   Valeant Pharmaceuticals International                                                              270,240
       8,800   Varian Medical Systems, Inc.(b)                                                                    301,664
      11,900   Varian, Inc.(b)                                                                                    450,891
      29,700   Vertex Pharmaceuticals, Inc.(b,c)                                                                  277,992
       9,700   Watson Pharmaceuticals, Inc.(b)                                                                    298,081
      37,800   WebMD Corporation(b,c)                                                                             321,300
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               15,199,691
=========================================================================================================================

Industrials (10.0%)
-------------------------------------------------------------------------------------------------------------------------
      13,700   Adesa, Inc.                                                                                        320,032
      13,500   Burlington Northern Santa Fe Corporation                                                           728,055
       8,100   C.H. Robinson Worldwide, Inc.                                                                      417,393
      12,500   Canadian National Railway Company                                                                  791,375
      10,600   CNF, Inc.                                                                                          495,974
      11,400   Eaton Corporation                                                                                  745,560
      14,000   Expeditors International of Washington,
               Inc.                                                                                               749,700
      16,600   Fastenal Company(c)                                                                                918,146
      26,850   IDEX Corporation(c)                                                                              1,083,398
       7,600   Ingersoll-Rand Company                                                                             605,340
      22,700   Jacobs Engineering Group, Inc.(b)                                                                1,178,584
       9,900   JB Hunt Transport Services, Inc.                                                                   433,323
      30,400   Manitowoc Company, Inc.                                                                          1,227,856
       8,200   Manpower, Inc.                                                                                     356,864
      15,400   Oshkosh Truck Corporation                                                                        1,262,646
       5,500   Parker-Hannifin Corporation                                                                        335,060
      16,900   Pentair, Inc.                                                                                      659,100
      12,600   Roper Industries, Inc.                                                                             825,300
      16,200   Swift Transportation Company, Inc.(b,c)                                                            358,668
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               13,492,374
=========================================================================================================================

Information Technology (13.6%)
-------------------------------------------------------------------------------------------------------------------------
      13,400   Acxiom Corporation                                                                                 280,462
      24,300   ADTRAN, Inc.                                                                                       428,652
      22,900   Amphenol Corporation                                                                               848,216
       8,400   Analog Devices, Inc.                                                                               303,576
      16,300   Apple Computer, Inc.(b)                                                                            679,221
      34,900   BEA Systems, Inc.(b)                                                                               278,153
       9,300   Cabot Microelectronics Corporation(b,c)                                                            291,834
       9,800   CDW Corporation                                                                                    555,464
      10,700   CheckFree Corporation(b)                                                                           436,132
      11,000   Cognos, Inc.(b)                                                                                    461,340
      12,900   Comverse Technology, Inc.(b)                                                                       325,338
      41,000   Convergys Corporation(b)                                                                           612,130
       6,400   Diebold, Inc.                                                                                      351,040
      14,300   DST Systems, Inc.(b)                                                                               660,374
      40,300   EarthLink, Inc.(b)                                                                                 362,700
       7,800   Electronic Arts, Inc.(b)                                                                           403,884
      29,800   Electronic Data Systems Corporation                                                                615,966
       5,400   F5 Networks, Inc.(b)                                                                               272,646
      16,800   Harris Corporation                                                                                 548,520
      10,900   International Rectifier Corporation(b)                                                             495,950
      21,700   Intersil Corporation                                                                               375,844
      17,200   Lam Research Corporation(b)                                                                        496,392
       7,500   Lexmark International, Inc.(b)                                                                     599,775
      10,600   Macromedia, Inc.(b)                                                                                355,100
       8,000   Mercury Interactive Corporation(b)                                                                 379,040
      10,200   Microchip Technology, Inc.                                                                         265,302
     106,000   Novell, Inc.(b,c)                                                                                  631,760
      81,200   ON Semiconductor Corporation(b)                                                                    320,740
      12,300   QLogic Corporation(b)                                                                              498,150
      18,700   SanDisk Corporation(b)                                                                             519,860
      21,700   Scientific-Atlanta, Inc.                                                                           612,374
      16,000   Seagate Technology(b)                                                                              312,800
      35,400   Skyworks Solutions, Inc.(b)                                                                        224,790
      16,600   Sybase, Inc.(b)                                                                                    306,436
      16,400   Synopsys, Inc.(b)                                                                                  296,840
      26,900   Titan Corporation(b)                                                                               488,504
      23,300   UTStarcom, Inc.(b,c)                                                                               255,135
      27,500   Vishay Intertechnology, Inc.(b)                                                                    341,825
      93,100   Vitesse Semiconductor Corporation(b,c)                                                             249,508
      97,900   Wind River Systems, Inc.(b,c)                                                                    1,476,332
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    18,218,105
=========================================================================================================================

Materials (6.3%)
-------------------------------------------------------------------------------------------------------------------------
      27,700   Airgas, Inc.                                                                                       661,753
      24,700   Century Aluminum Company(b)                                                                        747,422
      27,000   CONSOL Energy, Inc.                                                                              1,269,540
      18,900   Freeport-McMoRan Copper & Gold, Inc.                                                               748,629
      17,900   Georgia-Pacific Corporation                                                                        635,271
       8,000   Inco, Ltd.(b,c)                                                                                    318,400
      18,200   Lubrizol Corporation                                                                               739,648
      32,700   Lyondell Chemical Company                                                                          912,984
      12,400   Newmont Mining Corporation                                                                         523,900
      29,000   Peabody Energy Corporation                                                                       1,344,440
       9,200   Reliance Steel & Aluminum Company(c)                                                               368,092
       7,500   Steel Dynamics, Inc.(c)                                                                            258,375
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  8,528,454
=========================================================================================================================

Telecommunications Services (0.7%)
-------------------------------------------------------------------------------------------------------------------------
     108,100   Cincinnati Bell, Inc.(b)                                                                           459,425
       7,400   NII Holdings, Inc.(b,c)                                                                            425,500
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                                  884,925
=========================================================================================================================

Utilities (3.5%)
-------------------------------------------------------------------------------------------------------------------------
      19,000   MDU Resources Group, Inc.                                                                          524,780
      16,400   Pepco Holdings, Inc.                                                                               344,236
      23,700   Questar Corporation                                                                              1,404,225
      21,900   SCANA Corporation                                                                                  837,018
      18,300   Sempra Energy                                                                                      729,072
      32,475   Southern Union Company(b)                                                                          815,447
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  4,654,778
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $100,199,352)                                                         113,504,718
=========================================================================================================================


      Shares   Collateral Held for Securities Loaned (10.3%)         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  13,902,368   Thrivent Financial Securities Lending
               Trust                                                            2.740%              N/A       $13,902,368
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $13,902,368)                                                                       13,902,368
=========================================================================================================================

   Shares or
   Principal
      Amount   Short-Term Investments (5.2%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $1,655,000   New Center Asset Trust                                           2.840%         4/1/2005        $1,655,000
   5,318,187   Thrivent Money Market Portfolio                                  2.310               N/A         5,318,187
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized
               cost)                                                                                            6,973,187
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $121,074,907)                                                         $134,380,273
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield.

At March 31, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments, based on cost for federal income tax purposes, were $15,685,665 and $(2,380,299), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.



Thrivent Series Fund, Inc.
Notes to Schedules of Investments
March 31, 2005 (unaudited)


SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield Portfolio and High Yield Portfolio II invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Mid Cap Index Portfolio

Schedule of Investments

As of March 31, 2005
(unaudited)




Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2005 (unaudited)(a)

      Shares   Common Stock (86.3%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (16.1%)
-------------------------------------------------------------------------------------------------------------------------
       6,933   99 Cents Only Stores(b,c)                                                                          $91,308
      12,480   Abercrombie & Fitch Company                                                                        714,355
      10,600   Advance Auto Parts, Inc.(b)                                                                        534,770
       8,000   Aeropostale, Inc.(b)                                                                               262,000
      16,720   American Eagle Outfitters, Inc.                                                                    494,076
       9,900   American Greetings Corporation(c)                                                                  252,252
       9,650   AnnTaylor Stores Corporation(b)                                                                    246,944
      11,700   Applebee's International, Inc.                                                                     322,452
      10,130   ArvinMeritor, Inc.                                                                                 156,711
       1,680   Bandag, Inc.(c)                                                                                     78,926
       8,670   Barnes & Noble, Inc.(b)                                                                            299,028
      14,310   Belo Corporation                                                                                   345,443
       4,330   Blyth, Inc.                                                                                        137,867
       5,210   Bob Evans Farms, Inc.                                                                              122,174
      11,000   Borders Group, Inc.                                                                                292,820
       8,160   BorgWarner, Inc.                                                                                   397,229
       6,300   Boyd Gaming Corporation                                                                            328,545
      12,670   Brinker International, Inc.(b)                                                                     458,907
      45,030   Caesars Entertainment, Inc.(b)                                                                     891,144
       9,360   Callaway Golf Company(c)                                                                           119,808
      14,500   CarMax, Inc.(b)                                                                                    456,750
       6,490   Catalina Marketing Corporation(c)                                                                  168,091
       6,800   CBRL Group, Inc.                                                                                   280,840
      11,300   Cheesecake Factory, Inc.(b)                                                                        400,585
      25,700   Chico's FAS, Inc.(b)                                                                               726,282
      14,220   Claire's Stores, Inc.                                                                              327,629
      39,100   D.R. Horton, Inc.                                                                                1,143,284
      16,260   Dollar Tree Stores, Inc.(b)                                                                        467,150
       6,520   Emmis Communications Corporation(b,c)                                                              125,314
       5,700   Entercom Communications Corporation(b)                                                             202,464
      22,400   Foot Locker, Inc.                                                                                  656,320
       7,440   Furniture Brands International, Inc.(c)                                                            162,266
      11,160   Gentex Corporation(c)                                                                              356,004
      16,940   GTECH Holdings Corporation                                                                         398,598
       8,600   Harman International Industries, Inc.                                                              760,756
       8,500   Harte-Hanks, Inc.                                                                                  234,260
       5,200   Hovnanian Enterprises, Inc.(b)                                                                     265,200
       5,070   International Speedway Corporation                                                                 275,048
       8,600   Krispy Kreme Doughnuts, Inc.(b,c)                                                                   65,618
       9,770   Lear Corporation                                                                                   433,397
       6,690   Lee Enterprises, Inc.                                                                              290,346
      19,520   Lennar Corporation                                                                               1,106,394
       9,670   Mandalay Resort Group                                                                              681,638
       3,600   Media General, Inc.                                                                                222,660
      19,000   Michaels Stores, Inc.                                                                              689,700
       4,360   Modine Manufacturing Company                                                                       127,879
       7,470   Mohawk Industries, Inc.(b)                                                                         629,721
       6,820   Neiman Marcus Group, Inc.(c)                                                                       624,098
       7,100   O'Reilly Automotive, Inc.(b)                                                                       351,663
       8,980   Outback Steakhouse, Inc.                                                                           411,194
      10,600   Pacific Sunwear of California, Inc.(b)                                                             296,588
       9,900   Payless ShoeSource, Inc.(b,c)                                                                      156,321
      21,000   PETsMART, Inc.                                                                                     603,750
      12,500   Pier 1 Imports, Inc.(c)                                                                            227,875
      14,610   Reader's Digest Association, Inc.                                                                  252,899
       6,400   Regis Corporation                                                                                  261,952
       9,600   Rent-A-Center, Inc.(b)                                                                             262,176
      21,360   Ross Stores, Inc.                                                                                  622,430
       9,200   Ruby Tuesday, Inc.(c)                                                                              223,468
       6,900   Ryland Group, Inc.                                                                                 427,938
      19,150   Saks, Inc.                                                                                         345,658
       5,010   Scholastic Corporation(b)                                                                          184,819
       5,100   Thor Industries, Inc.                                                                              152,541
       4,000   Timberland Company(b)                                                                              283,720
       7,000   Toll Brothers, Inc.(b)                                                                             551,950
       7,700   Tupperware Corporation(c)                                                                          156,772
       6,900   Urban Outfitters, Inc.(b)                                                                          330,993
       7,480   Valassis Communications, Inc.(b)                                                                   261,501
         600   Washington Post Company                                                                            536,400
      11,270   Westwood One, Inc.(b)                                                                              229,344
      16,780   Williams-Sonoma, Inc.(b)                                                                           616,665
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    26,573,668
=========================================================================================================================

Consumer Staples (3.8%)
-------------------------------------------------------------------------------------------------------------------------
       9,940   BJ's Wholesale Club, Inc.(b)                                                                       308,736
       9,110   Church & Dwight Company, Inc.(c)                                                                   323,132
      13,900   Constellation Brands, Inc.(b)                                                                      734,893
      20,965   Dean Foods Company(b)                                                                              719,100
      10,150   Energizer Holdings, Inc.(b)                                                                        606,970
      10,030   Hormel Foods Corporation                                                                           312,033
       8,476   J.M. Smucker Company                                                                               426,343
       3,840   Lancaster Colony Corporation                                                                       163,392
      10,510   PepsiAmericas, Inc.                                                                                238,157
       6,210   Ruddick Corporation                                                                                143,762
      12,600   Smithfield Foods, Inc.(b)                                                                          397,530
       4,411   Tootsie Roll Industries, Inc.                                                                      132,316
      36,140   Tyson Foods, Inc.                                                                                  602,815
       3,840   Universal Corporation                                                                              175,757
       9,100   Whole Foods Market, Inc.                                                                           929,383
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           6,214,319
=========================================================================================================================

Energy (6.5%)
-------------------------------------------------------------------------------------------------------------------------
       7,680   Cooper Cameron Corporation(b)                                                                      439,373
      21,830   ENSCO International, Inc.                                                                          822,118
       9,600   FMC Technologies, Inc.(b)                                                                          318,528
       7,100   Forest Oil Corporation(b,c)                                                                        287,550
      17,760   Grant Prideco, Inc.(b)                                                                             429,082
      11,320   Hanover Compressor Company(b,c)                                                                    136,632
       7,340   Helmerich & Payne, Inc.                                                                            291,325
      11,300   Murphy Oil Corporation                                                                           1,115,649
       8,700   Newfield Exploration Company(b)                                                                    646,062
       8,400   Noble Energy, Inc.(c)                                                                              571,368
       4,200   Overseas Shipholding Group, Inc.                                                                   264,222
      24,300   Patterson-UTI Energy, Inc.                                                                         607,986
      20,300   Pioneer Natural Resources Company(c)                                                               867,216
      10,900   Plains Exploration & Production Company(b)                                                         380,410
       9,000   Pogo Producing Company                                                                             443,160
      16,320   Pride International, Inc.(b)                                                                       405,389
      15,100   Smith International, Inc.                                                                          947,223
       8,900   Tidewater, Inc.                                                                                    345,854
      19,870   Weatherford International, Ltd.(b)                                                               1,151,268
       7,700   Western Gas Resources, Inc.                                                                        265,265
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    10,735,680
=========================================================================================================================

Financials (14.8%)
-------------------------------------------------------------------------------------------------------------------------
      10,820   A.G. Edwards, Inc.                                                                                 484,736
       7,670   Allmerica Financial Corporation(b)                                                                 275,736
      12,100   AMB Property Corporation                                                                           457,380
       5,690   American Financial Group, Inc.                                                                     175,252
      21,890   AmeriCredit Corporation(b)                                                                         513,102
       5,800   AmerUs Group Company(c)                                                                            274,050
      13,400   Arthur J. Gallagher & Company(c)                                                                   385,920
      18,693   Associated Banc-Corp                                                                               583,782
      13,470   Astoria Financial Corporation                                                                      340,791
       7,800   Bank of Hawaii Corporation                                                                         353,028
       7,900   Brown & Brown, Inc.                                                                                364,111
       6,120   City National Corporation                                                                          427,298
      20,800   Colonial BancGroup, Inc.                                                                           426,816
      22,400   Commerce Bancorp, Inc.(c)                                                                          727,328
       6,700   Cullen/Frost Bankers, Inc.                                                                         302,505
      15,600   Developers Diversified Realty Corporation                                                          620,100
      19,100   Eaton Vance Corporation                                                                            447,704
       8,110   Everest Re Group, Ltd.                                                                             690,242
      25,330   Fidelity National Financial, Inc.                                                                  834,370
      10,700   First American Corporation                                                                         352,458
      12,080   FirstMerit Corporation                                                                             323,261
       7,360   Greater Bay Bancorp(c)                                                                             179,658
       9,800   HCC Insurance Holdings, Inc.                                                                       354,368
      22,400   Hibernia Corporation                                                                               717,024
       7,700   Highwoods Properties, Inc.                                                                         206,514
       6,160   Horace Mann Educators Corporation                                                                  109,278
       8,400   Hospitality Properties Trust                                                                       339,192
      10,600   Independence Community Bank Corporation                                                            413,400
       9,000   IndyMac Bancorp, Inc.                                                                              306,000
       9,540   Investors Financial Services Corporation                                                           466,601
       6,400   Jefferies Group, Inc.                                                                              241,152
       8,030   LaBranche & Company, Inc.(b,c)                                                                      74,679
      15,325   Legg Mason, Inc.                                                                                 1,197,500
      11,635   Leucadia National Corporation                                                                      399,662
      12,500   Liberty Property Trust                                                                             488,125
       7,500   Mack-Cali Realty Corporation                                                                       317,625
      11,220   Mercantile Bankshares Corporation                                                                  570,649
      12,400   MoneyGram International, Inc.                                                                      234,236
      14,900   New Plan Excel Realty Trust, Inc.                                                                  374,139
      31,811   New York Community Bancorp, Inc.(c)                                                                577,688
       9,030   Ohio Casualty Corporation(b)                                                                       207,509
      26,360   Old Republic International Corporation                                                             613,924
      13,680   PMI Group, Inc.                                                                                    519,977
       9,870   Protective Life Corporation                                                                        387,891
      12,720   Radian Group, Inc.                                                                                 607,253
       8,350   Raymond James Financial, Inc.                                                                      253,005
       7,172   Rayonier, Inc. REIT(c)                                                                             355,229
       9,370   SEI Investments Company                                                                            338,819
       5,230   Silicon Valley Bancshares(b,c)                                                                     230,434
       4,200   StanCorp Financial Group, Inc.                                                                     356,076
      16,920   TCF Financial Corporation                                                                          459,378
      19,600   United Dominion Realty Trust, Inc.                                                                 409,052
       6,600   Unitrin, Inc.                                                                                      299,640
      10,700   W.R. Berkley Corporation                                                                           530,720
      11,740   Waddell & Reed Financial, Inc.                                                                     231,748
      12,427   Washington Federal, Inc.                                                                           289,673
       7,830   Webster Financial Corporation                                                                      355,560
      11,400   Weingarten Realty Investors                                                                        393,414
       4,820   Westamerica Bancorporation                                                                         249,531
       9,680   Wilmington Trust Corporation                                                                       339,768
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                24,356,061
=========================================================================================================================

Health Care (10.3%)
-------------------------------------------------------------------------------------------------------------------------
       6,770   Apria Healthcare Group, Inc.(b)                                                                    217,317
      12,047   Barr Pharmaceuticals, Inc.(b)                                                                      588,255
       8,930   Beckman Coulter, Inc.                                                                              593,398
       8,300   Cephalon, Inc.(b,c)                                                                                388,689
       9,400   Charles River Laboratories International,
               Inc.(b)                                                                                            442,176
       6,600   Community Health Systems, Inc.(b)                                                                  230,406
       8,910   Covance, Inc.(b)                                                                                   424,205
      15,292   Coventry Health Care, Inc.(b)                                                                    1,041,997
      16,400   Cytyc Corporation(b)                                                                               377,364
      10,240   Dentsply International, Inc.                                                                       557,158
       8,520   Edwards Lifesciences Corporation(b)                                                                368,234
       7,300   Gen-Probe, Inc.(b)                                                                                 325,288
      15,680   Health Net, Inc.(b)                                                                                512,893
      12,500   Henry Schein, Inc.(b)                                                                              448,000
       8,050   Hillenbrand Industries, Inc.                                                                       446,534
       5,200   INAMED Corporation(b)                                                                              363,376
       7,300   Invitrogen Corporation(b)                                                                          505,160
      26,721   IVAX Corporation(b)                                                                                528,274
       4,700   LifePoint Hospitals, Inc.(b)                                                                       206,048
      14,120   Lincare Holdings, Inc.(b)                                                                          624,528
       4,400   Martek Biosciences Corporation(b,c)                                                                256,036
      43,147   Millennium Pharmaceuticals, Inc.(b)                                                                363,298
      14,920   Omnicare, Inc.                                                                                     528,914
      12,600   PacifiCare Health Systems, Inc.(b)                                                                 717,192
       4,800   Par Pharmaceutical Companies, Inc.(b,c)                                                            160,512
      19,500   Patterson Companies, Inc.(b,c)                                                                     974,025
      11,650   Perrigo Company(c)                                                                                 223,098
      14,760   Protein Design Labs, Inc.(b,c)                                                                     236,012
       9,600   Renal Care Group, Inc.(b)                                                                          364,224
      15,250   Sepracor, Inc.(b,c)                                                                                875,502
      10,000   STERIS Corporation(b)                                                                              252,500
       5,600   Techne Corporation(b)                                                                              225,008
      11,100   Triad Hospitals, Inc.(b)                                                                           556,110
       8,400   Universal Health Services, Inc.                                                                    440,160
      13,110   Valeant Pharmaceuticals International                                                              295,237
      19,500   Varian Medical Systems, Inc.(b)                                                                    668,460
       5,100   Varian, Inc.(b)                                                                                    193,239
      10,100   VCA Antech, Inc.(b)                                                                                204,323
      11,420   Vertex Pharmaceuticals, Inc.(b,c)                                                                  106,891
       7,240   VISX, Inc.(b)                                                                                      169,706
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               16,999,747
=========================================================================================================================

Industrials (11.2%)
-------------------------------------------------------------------------------------------------------------------------
      12,960   Adesa, Inc.                                                                                        302,746
      12,930   AGCO Corporation(b)                                                                                235,972
      12,300   AirTran Holdings, Inc.(b,c)                                                                        111,315
       3,440   Alaska Air Group, Inc.(b,c)                                                                        101,274
       6,160   Alexander & Baldwin, Inc.                                                                          253,792
       5,500   Alliant Techsystems, Inc.(b)                                                                       392,975
       9,780   AMETEK, Inc.                                                                                       393,645
       3,720   Banta Corporation                                                                                  159,216
       8,060   Brink's Company                                                                                    278,876
      12,250   C.H. Robinson Worldwide, Inc.                                                                      631,242
      14,700   Career Education Corporation(b)                                                                    503,622
       4,370   Carlisle Companies, Inc.                                                                           304,895
      12,786   ChoicePoint, Inc.(b)                                                                               512,846
       7,330   CNF, Inc.                                                                                          342,971
       9,900   Copart, Inc.(b)                                                                                    233,244
      13,200   Corinthian Colleges, Inc.(b,c)                                                                     207,504
       7,400   Crane Company(c)                                                                                   213,046
       7,200   Deluxe Corporation                                                                                 286,992
       8,320   DeVry, Inc.(b,c)                                                                                   157,414
      10,000   Donaldson Company, Inc.                                                                            322,800
       9,920   Dun & Bradstreet Corporation(b)                                                                    609,584
       6,970   Dycom Industries, Inc.(b,c)                                                                        160,240
       8,700   Education Management Corporation(b)                                                                243,165
      15,320   Expeditors International of Washington,
               Inc.                                                                                               820,386
       8,780   Fastenal Company(c)                                                                                485,622
       7,100   Federal Signal Corporation(c)                                                                      107,707
       7,830   Flowserve Corporation(b)                                                                           202,562
       7,020   GATX Corporation                                                                                   232,994
      10,000   Graco, Inc.                                                                                        403,600
       4,560   Granite Construction, Inc.(c)                                                                      119,791
       5,950   Harsco Corporation                                                                                 354,680
       9,590   Herman Miller, Inc.                                                                                288,851
       7,030   HNI Corporation                                                                                    315,998
       8,830   Hubbell, Inc.                                                                                      451,213
       6,400   ITT Educational Services, Inc.(b)                                                                  310,400
       8,060   Jacobs Engineering Group, Inc.(b)                                                                  418,475
       8,020   JB Hunt Transport Services, Inc.                                                                   351,035
      13,250   JetBlue Airways Corporation(b,c)                                                                   252,280
       2,720   Kelly Services, Inc.                                                                                78,309
       5,370   Kennametal, Inc.                                                                                   255,021
       4,340   Korn/Ferry International(b,c)                                                                       82,590
       6,930   Laureate Education, Inc.(b)                                                                        296,535
      12,970   Manpower, Inc.                                                                                     564,454
       4,290   Nordson Corporation(c)                                                                             157,958
      14,560   Pentair, Inc.                                                                                      567,840
       9,540   Precision Castparts Corporation                                                                    734,675
      10,910   Quanta Services, Inc.(b)                                                                            83,243
      18,800   Republic Services, Inc.                                                                            629,424
       4,232   Rollins, Inc.                                                                                       78,715
         900   Sequa Corporation(b,c)                                                                              46,665
       5,320   Sotheby's Holdings, Inc.(b)                                                                         90,227
      10,960   SPX Corporation                                                                                    474,349
       6,500   Stericycle, Inc.(b)                                                                                287,300
       7,360   Swift Transportation Company, Inc.(b,c)                                                            162,950
       2,670   Tecumseh Products Company                                                                          105,759
       5,340   Teleflex, Inc.(c)                                                                                  273,301
       8,600   Thomas & Betts Corporation(b)                                                                      277,780
       5,330   Trinity Industries, Inc.(c)                                                                        150,146
       9,720   United Rentals, Inc.(b,c)                                                                          196,441
       6,800   Werner Enterprises, Inc.                                                                           132,124
       7,000   Yellow Roadway Corporation(b)                                                                      409,780
       6,040   York International Corporation                                                                     236,647
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               18,447,203
=========================================================================================================================

Information Technology (12.2%)
-------------------------------------------------------------------------------------------------------------------------
      54,200   3Com Corporation(b)                                                                                192,952
      27,167   Activision, Inc.(b)                                                                                402,067
      12,590   Acxiom Corporation                                                                                 263,509
       8,880   ADTRAN, Inc.                                                                                       156,643
       3,600   Advent Software, Inc.(b,c)                                                                          65,448
       7,000   Alliance Data Systems Corporation(b)                                                               282,800
      12,800   Amphenol Corporation                                                                               474,112
      16,670   Arrow Electronics, Inc.(b)                                                                         422,584
       8,395   Ascential Software Corporation(b)                                                                  155,559
      61,120   Atmel Corporation(b)                                                                               180,304
      17,120   Avnet, Inc.(b)                                                                                     315,350
       7,280   Avocent Corporation(b)                                                                             186,805
      17,400   BISYS Group, Inc.(b)                                                                               272,832
       3,610   Cabot Microelectronics Corporation(b,c)                                                            113,282
      38,880   Cadence Design Systems, Inc.(b)                                                                    581,256
       9,270   CDW Corporation                                                                                    525,424
      21,500   Ceridian Corporation(b)                                                                            366,575
       8,900   Certegy, Inc.                                                                                      308,118
      11,480   CheckFree Corporation(b)                                                                           467,925
      19,300   Cognizant Technology Solutions
               Corporation(b)                                                                                     891,660
       6,950   CommScope, Inc.(b,c)                                                                               103,972
      13,070   Credence Systems Corporation(b,c)                                                                  103,384
      11,000   Cree, Inc.(b,c)                                                                                    239,250
       7,370   CSG Systems International, Inc.(b)                                                                 120,057
      18,260   Cypress Semiconductor Corporation(b,c)                                                             230,076
      10,230   Diebold, Inc.(c)                                                                                   561,116
       9,810   DST Systems, Inc.(b)                                                                               453,026
       5,200   F5 Networks, Inc.(b,c)                                                                             262,548
       9,650   Fair Isaac Corporation                                                                             332,346
      17,200   Fairchild Semiconductor International,
               Inc.(b)                                                                                            263,676
       8,700   Gartner Group, Inc.(b,c)                                                                            83,259
      18,800   Harris Corporation                                                                                 613,820
       4,910   Imation Corporation                                                                                170,622
       9,800   Integrated Circuit Systems, Inc.(b)                                                                187,376
      14,940   Integrated Device Technology, Inc.(b)                                                              179,728
       9,650   International Rectifier Corporation(b)                                                             439,075
      21,700   Intersil Corporation                                                                               375,844
      10,360   Jack Henry & Associates, Inc.                                                                      186,376
       7,210   Keane, Inc.(b,c)                                                                                    93,946
      12,280   KEMET Corporation(b,c)                                                                              95,170
      19,700   Lam Research Corporation(b)                                                                        568,542
      15,450   Lattice Semiconductor Corporation(b,c)                                                              82,966
       9,100   LTX Corporation(b,c)                                                                                40,404
      10,670   Macromedia, Inc.(b)                                                                                357,445
       7,140   Macrovision Corporation(b)                                                                         162,721
      22,620   McAfee, Inc.(b)                                                                                    510,307
      16,800   McDATA Corporation(b,c)                                                                             63,336
      10,770   Mentor Graphics Corporation(b,c)                                                                   147,549
       9,550   Micrel, Inc.(b)                                                                                     88,051
      30,060   Microchip Technology, Inc.                                                                         781,861
      14,860   MPS Group, Inc.(b)                                                                                 156,179
       7,775   National Instruments Corporation(c)                                                                210,314
       6,190   Newport Corporation(b,c)                                                                            89,693
       7,040   Plantronics, Inc.                                                                                  268,083
       6,260   Plexus Corporation(b)                                                                               72,053
      14,220   Polycom, Inc.(b)                                                                                   241,029
      14,160   Powerwave Technologies, Inc.(b,c)                                                                  109,598
       7,220   Retek, Inc.(b)                                                                                      81,008
       7,480   Reynolds and Reynolds Company                                                                      202,409
      27,240   RF Micro Devices, Inc.(b)                                                                          142,193
       9,800   RSA Security, Inc.(b)                                                                              155,330
      23,600   SanDisk Corporation(b)                                                                             656,080
      10,690   Semtech Corporation(b)                                                                             191,030
       5,400   Silicon Laboratories, Inc.(b,c)                                                                    160,434
      15,510   Storage Technology Corporation(b)                                                                  477,708
      13,680   Sybase, Inc.(b,c)                                                                                  252,533
      20,780   Synopsys, Inc.(b)                                                                                  376,118
       8,180   Tech Data Corporation(b)                                                                           303,151
      12,180   Titan Corporation(b)                                                                               221,189
       4,720   Transaction Systems Architects, Inc.(b)                                                            109,268
      19,852   TriQuint Semiconductor, Inc.(b,c)                                                                   67,100
      13,400   UTStarcom, Inc.(b,c)                                                                               146,730
      23,920   Vishay Intertechnology, Inc.(b)                                                                    297,326
      10,350   Wind River Systems, Inc.(b)                                                                        156,078
      10,300   Zebra Technologies Corporation(b)                                                                  489,147
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    20,154,835
=========================================================================================================================

Materials (4.5%)
-------------------------------------------------------------------------------------------------------------------------
       9,390   Airgas, Inc.                                                                                       224,327
       6,410   Albemarle Corporation                                                                              233,068
       8,400   Arch Coal, Inc.(c)                                                                                 361,284
       8,040   Bowater, Inc.                                                                                      302,867
       8,990   Cabot Corporation                                                                                  300,536
      16,500   Crompton Corporation(c)                                                                            240,900
       5,660   Cytec Industries, Inc.                                                                             307,055
       6,200   Ferro Corporation                                                                                  116,684
       5,200   FMC Corporation(b)                                                                                 277,940
       4,480   Glatfelter Company                                                                                  66,080
       7,260   Longview Fibre Company                                                                             136,198
       9,460   Lubrizol Corporation                                                                               384,454
      27,440   Lyondell Chemical Company                                                                          766,125
       6,720   Martin Marietta Materials, Inc.                                                                    375,782
       2,880   Minerals Technologies, Inc.(c)                                                                     189,446
      10,000   Olin Corporation(c)                                                                                223,000
       8,900   Packaging Corporation of America                                                                   216,181
      14,400   Peabody Energy Corporation                                                                         667,584
       4,100   Potlatch Corporation(c)                                                                            192,987
      16,800   RPM International, Inc.                                                                            307,104
       3,100   Scotts Miracle-Gro Company(b)                                                                      217,713
       6,930   Sensient Technologies Corporation(c)                                                               149,411
      13,980   Sonoco Products Company                                                                            403,323
       5,700   Steel Dynamics, Inc.(c)                                                                            196,365
       7,280   Valspar Corporation(c)                                                                             338,811
       9,900   Worthington Industries, Inc.                                                                       190,872
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  7,386,097
=========================================================================================================================

Telecommunications Services (0.5%)
-------------------------------------------------------------------------------------------------------------------------
      35,510   Cincinnati Bell, Inc.(b)                                                                           150,918
       7,320   Telephone and Data Systems, Inc.                                                                   597,312
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                                  748,230
=========================================================================================================================

Utilities (6.4%)
-------------------------------------------------------------------------------------------------------------------------
      10,980   AGL Resources, Inc.                                                                                383,531
      16,500   Alliant Energy Corporation                                                                         441,870
      13,550   Aqua America, Inc.(c)                                                                              329,942
      34,280   Aquila, Inc.(b,c)                                                                                  131,292
       4,800   Black Hills Corporation(c)                                                                         158,736
      18,130   DPL, Inc.                                                                                          453,250
      11,200   Duquesne Light Holdings, Inc.(c)                                                                   200,704
      20,950   Energy East Corporation                                                                            549,309
       8,700   Equitable Resources, Inc.                                                                          499,728
      10,850   Great Plains Energy, Inc.(c)                                                                       331,793
      11,780   Hawaiian Electric Industries, Inc.(c)                                                              300,626
       6,130   IDACORP, Inc.                                                                                      173,908
      16,650   MDU Resources Group, Inc.                                                                          459,873
      10,300   National Fuel Gas Company(c)                                                                       294,477
      18,170   Northeast Utilities Service Company                                                                350,136
       7,670   NSTAR                                                                                              416,481
      12,990   OGE Energy Corporation                                                                             350,080
      14,800   ONEOK, Inc.                                                                                        456,136
      27,743   Pepco Holdings, Inc.                                                                               582,326
       9,075   PNM Resources, Inc.(c)                                                                             242,121
      14,560   Puget Energy, Inc.                                                                                 320,902
      12,110   Questar Corporation                                                                                717,518
      16,030   SCANA Corporation                                                                                  612,667
      16,700   Sierra Pacific Resources(b,c)                                                                      179,525
      11,090   Vectren Corporation(d)                                                                             295,438
      12,220   Westar Energy, Inc.                                                                                264,441
       7,010   WGL Holdings, Inc.(c)                                                                              217,030
      16,770   Wisconsin Energy Corporation                                                                       595,335
       5,500   WPS Resources Corporation(c)                                                                       291,060
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 10,600,235
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $119,645,647)                                                         142,216,075
=========================================================================================================================


   Shares or
   Principal
      Amount   Collateral Held for Securities Loaned (11.1%)         Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  18,330,575   Thrivent Financial Securities Lending
               Trust                                                            2.740%              N/A       $18,330,575
          $1   U.S. Treasury Bills                                        Zero Coupon         4/28/2005                 1
         257   U.S. Treasury Bills                                        Zero Coupon         8/11/2005               254
           2   U.S. Treasury Bills                                        Zero Coupon          9/1/2005                 2
           1   U.S. Treasury Bonds                                             13.875         5/15/2011                 1
          16   U.S. Treasury Bonds                                             11.250         2/15/2015                24
       1,439   U.S. Treasury Bonds                                              9.875        11/15/2015             2,131
           9   U.S. Treasury Bonds                                              9.250         2/15/2016                13
          21   U.S. Treasury Bonds                                              7.250         5/15/2016                27
          51   U.S. Treasury Bonds                                              7.500        11/15/2016                65
         301   U.S. Treasury Bonds                                              8.750         5/15/2017               423
          81   U.S. Treasury Bonds                                              8.750         8/15/2020               116
          36   U.S. Treasury Bonds                                              7.875         2/15/2021                49
         116   U.S. Treasury Bonds                                              8.000        11/15/2021               161
         193   U.S. Treasury Bonds                                              7.625        11/15/2022               261
          16   U.S. Treasury Bonds                                              6.625         2/15/2027                20
          66   U.S. Treasury Bonds                                              6.125        11/15/2027                78
          11   U.S. Treasury Bonds                                              5.250        11/15/2028                12
          15   U.S. Treasury Bonds                                              6.250         5/15/2030                19
          28   U.S. Treasury Notes                                              2.000         5/15/2006                27
         246   U.S. Treasury Principal Strips                             Zero Coupon         5/15/2017               138
         186   U.S. Treasury Principal Strips                             Zero Coupon        11/15/2018                96
         129   U.S. Treasury Principal Strips                             Zero Coupon         5/15/2021                58
          59   U.S. Treasury Principal Strips                             Zero Coupon        11/15/2022                25
          26   U.S. Treasury Strips                                       Zero Coupon         8/15/2012                19
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $18,334,595)                                                                       18,334,595
=========================================================================================================================

      Shares   Short-Term Investments (2.6%)                         Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   4,313,389   Thrivent Money Market Portfolio(d)                               2.310%              N/A        $4,313,389
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized
               cost)                                                                                            4,313,389
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $142,293,631)                                                         $164,864,059
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) At March 31, 2005, $178,200 in cash was
    pledged as the initial margin deposit for
    open financial futures contracts. In
    addition, 11,090 shares of Vectren
    Corporation common stock valued at
    $295,438 and $2,536,200 of Short-Term
    Investments were earmarked as collateral
    to cover open financial futures contracts
    as follows:
                                                                                      Notional
                         Number of      Expiration                                    Principal    Unrealized
Type                     Contracts         Date          Position      Value           Amount           Gain
-------------------------------------------------------------------------------------------------------------------------
S&P 400 Mini Futures        67         June 2005           Long       $4,432,720       $4,470,548       $37,828

(e) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At March 31, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments, based on cost for federal income tax purposes, were $26,796,643 and $(4,226,215), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.



Thrivent Series Fund, Inc.
Notes to Schedules of Investments
March 31, 2005 (unaudited)


SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield Portfolio and High Yield Portfolio II invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Partner International Stock Portfolio

Schedule of Investments

As of March 31, 2005
(unaudited)



Partner International Stock Portfolio
Schedule of Investments as of March 31, 2005 (unaudited)(a)

      Shares   Common Stock (75.1%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Australia (1.6%)
-------------------------------------------------------------------------------------------------------------------------
     238,507   BHP Billiton, Ltd.(b)                                                                           $3,330,832
     180,400   Brambles Industries, Ltd.(b,c)                                                                   1,108,873
     770,000   Lend Lease Corporation, Ltd.(b)                                                                  7,508,140
      26,200   Macquarie Bank, Ltd.(b)                                                                            973,249
     134,148   News Corporation, Inc.(b,c)                                                                      2,289,235
     395,600   Pacific Brands, Ltd.(b)                                                                            767,055
-------------------------------------------------------------------------------------------------------------------------
               Total Australia                                                                                 15,977,384
=========================================================================================================================

Belgium (0.2%)
-------------------------------------------------------------------------------------------------------------------------
      26,590   Fortis(b,c)                                                                                        761,153
      20,252   UCB SA(b,c)                                                                                        983,428
-------------------------------------------------------------------------------------------------------------------------
               Total Belgium                                                                                    1,744,581
=========================================================================================================================

Bermuda (0.1%)
-------------------------------------------------------------------------------------------------------------------------
     189,500   Esprit Holdings, Ltd.(b)                                                                         1,291,950
-------------------------------------------------------------------------------------------------------------------------
               Total Bermuda                                                                                    1,291,950
=========================================================================================================================

Brazil (1.6%)
-------------------------------------------------------------------------------------------------------------------------
     310,700   Petroleo Brasileiro SA ADR(c)                                                                   13,218,001
     134,700   Tele Norte Leste Participacoes SA(c,d)                                                           2,083,809
-------------------------------------------------------------------------------------------------------------------------
               Total Brazil                                                                                    15,301,810
=========================================================================================================================

Canada (0.3%)
-------------------------------------------------------------------------------------------------------------------------
      16,800   Research in Motion, Ltd.(d)                                                                      1,283,856
      50,400   Telus Corporation                                                                                1,552,824
-------------------------------------------------------------------------------------------------------------------------
               Total Canada                                                                                     2,836,680
=========================================================================================================================

Denmark (0.2%)
-------------------------------------------------------------------------------------------------------------------------
      35,783   Novo Nordisk A/S(b,c)                                                                            1,996,737
-------------------------------------------------------------------------------------------------------------------------
               Total Denmark                                                                                    1,996,737
=========================================================================================================================

Finland (1.2%)
-------------------------------------------------------------------------------------------------------------------------
     234,548   Nokia Oyj(b,c)                                                                                   3,627,416
     558,600   Stora Enso Oyj(b,c)                                                                              7,847,698
-------------------------------------------------------------------------------------------------------------------------
               Total Finland                                                                                   11,475,114
=========================================================================================================================

France (7.8%)
-------------------------------------------------------------------------------------------------------------------------
     453,093   Axa SA(b,c)                                                                                     12,106,899
      57,443   BNP Paribas SA(b,c)                                                                              4,084,695
     156,000   Carrefour SA(b,c)                                                                                8,307,618
      38,804   Compagnie de Saint-Gobain(b,c)                                                                   2,371,805
     116,709   Credit Agricole SA(b,c)                                                                          3,183,104
     128,085   France Telecom SA(b,c,d)                                                                         3,839,420
      18,740   Groupe Danone(b,c)                                                                               1,870,322
      11,848   Hermes International(b,c)                                                                        2,390,489
      11,527   L'Oreal SA(b,c)                                                                                    924,888
      31,718   LVMH Moet Hennessy Louis Vuitton SA(b,c)                                                         2,379,588
      90,768   Sanofi-Aventis(b,c)                                                                              7,686,837
     123,926   Schneider Electric SA(b,c)                                                                       9,727,450
      17,534   Societe Generale(b,c)                                                                            1,828,167
      58,791   Societe Television Francaise 1(b,c)                                                              1,864,876
      53,631   Sodexho Alliance SA(b,c)                                                                         1,792,714
      42,300   Thomson(b,c)                                                                                     1,142,903
      42,282   Total SA(b,c)                                                                                    9,924,471
      28,514   Vivendi Universal SA(b,c,d)                                                                        875,273
-------------------------------------------------------------------------------------------------------------------------
               Total France                                                                                    76,301,519
=========================================================================================================================

Germany (3.6%)
-------------------------------------------------------------------------------------------------------------------------
      51,100   Adidas-Salomon AG(b,c)                                                                           8,127,371
       8,731   Allianz AG(b)                                                                                    1,110,774
      15,747   Deutsche Bank AG(b)                                                                              1,361,504
      19,213   E.ON AG(b)                                                                                       1,658,139
      77,281   Hypo Real Estate Holding AG(b,d)                                                                 3,224,046
     171,900   Metro AG(b,c)                                                                                    9,260,951
       8,071   Rhoen-Klinikum AG                                                                                  512,961
       9,390   SAP AG(b)                                                                                        1,516,120
     111,089   Siemens AG(b)                                                                                    8,820,516
-------------------------------------------------------------------------------------------------------------------------
               Total Germany                                                                                   35,592,382
=========================================================================================================================

Greece (0.2%)
-------------------------------------------------------------------------------------------------------------------------
      58,140   National Bank of Greece SA(b)                                                                    1,970,987
-------------------------------------------------------------------------------------------------------------------------
               Total Greece                                                                                     1,970,987
=========================================================================================================================

Hong Kong (1.4%)
-------------------------------------------------------------------------------------------------------------------------
     196,000   Cheung Kong Holdings, Ltd.(b)                                                                    1,735,741
   3,162,000   China Telecom Corporation, Ltd.(b)                                                               1,101,799
   1,126,000   China Unicom, Ltd.(b)                                                                              870,725
     872,000   Li & Fung, Ltd.(b)                                                                               1,585,206
     159,000   Sun Hung Kai Properties, Ltd.(b)                                                                 1,438,979
     921,000   Swire Pacific, Ltd.(b)                                                                           7,278,231
-------------------------------------------------------------------------------------------------------------------------
               Total Hong Kong                                                                                 14,010,681
=========================================================================================================================

Indonesia (0.1%)
-------------------------------------------------------------------------------------------------------------------------
   2,561,000   PT Telekomunikasi Indonesia(b)                                                                   1,213,892
-------------------------------------------------------------------------------------------------------------------------
               Total Indonesia                                                                                  1,213,892
=========================================================================================================================

Ireland (0.2%)
-------------------------------------------------------------------------------------------------------------------------
      45,900   Anglo Irish Bank Corporation plc(b)                                                              1,150,698
      27,100   CRH plc(b)                                                                                         714,068
-------------------------------------------------------------------------------------------------------------------------
               Total Ireland                                                                                    1,864,766
=========================================================================================================================

Italy (3.4%)
-------------------------------------------------------------------------------------------------------------------------
     160,290   Alleanza Assicurazioni SPA(b,c)                                                                  2,099,645
      44,500   Banco Popolare di Verona e Novara
               Scrl(b,c)                                                                                          833,007
     202,898   Eni SPA(b,c)                                                                                     5,286,925
      70,665   Mediaset SPA(b,c)                                                                                1,018,829
      44,000   Mediobanca SPA(b,d)                                                                                765,705
     428,000   Riunione Adriatica di Sicurta SPA(b,c)                                                          10,103,893
     583,000   Saipem SPA(b)                                                                                    7,410,025
     552,466   Telecom Italia SPA(b)                                                                            1,731,716
     638,822   UniCredito Italiano SPA(b)                                                                       3,764,682
-------------------------------------------------------------------------------------------------------------------------
               Total Italy                                                                                     33,014,427
=========================================================================================================================

Japan (13.2%)
-------------------------------------------------------------------------------------------------------------------------
      24,375   Aiful Corporation(b)                                                                             1,950,600
      95,000   Astellas Pharmaceutical, Inc.(b,c)                                                               3,214,022
      29,100   Benesse Corporation(b,c)                                                                           989,694
     391,300   Bridgestone Corporation(b)                                                                       7,191,689
      32,600   Canon, Inc.(b)                                                                                   1,746,274
      26,600   Credit Saison Company, Ltd.(b)                                                                     955,869
     133,000   Dai Nippon Printing Company, Ltd.(b,c)                                                           2,168,672
      40,400   Daiichi Pharmaceutical Company, Ltd.(b,c)                                                          945,021
      44,500   Daikin Industries, Ltd.(b,c)                                                                     1,119,699
      16,300   Daito Trust Construction Company,
               Ltd.(b,c)                                                                                          685,226
     220,000   Daiwa Securities Group, Inc.(b,c)                                                                1,446,191
      31,800   Fanuc, Ltd.(b,c)                                                                                 1,986,769
     148,800   Fuji Photo Film Company, Ltd(b)                                                                  5,436,778
      10,900   Funai Electric Company, Ltd.(b,c)                                                                1,343,209
     852,900   Hitachi, Ltd.(b,c)                                                                               5,295,182
      13,500   Hoya Corporation(b)                                                                              1,485,799
      40,800   JFE Holdings, Inc.(b,c)                                                                          1,138,177
      70,600   JSR Corporation(b)                                                                               1,392,796
         671   KDDI Corporation(b,c)                                                                            3,320,089
       5,300   Keyence Corporation(b)                                                                           1,227,462
     129,000   Kyocera Corporation(b,c)                                                                         9,200,938
      81,000   Leopalace21 Corporation(b,c)                                                                     1,335,958
     113,300   MARUI Company, Ltd.(b,c)                                                                         1,521,993
     304,500   Mitsubishi Corporation(b,c)                                                                      3,948,081
     132,000   Mitsubishi Estate Company, Ltd.(b,c)                                                             1,532,558
         253   Mitsubishi Tokyo Financial Group, Inc.(b)                                                        2,184,913
     272,000   Mitsui Fudosan Company, Ltd.(b,c)                                                                3,188,352
     225,000   Mitsui Trust Holdings, Inc.(b,c)                                                                 2,231,867
     255,000   NEC Corporation(b)                                                                               1,538,781
       7,200   Nidec Corporation(b,c)                                                                             896,513
     178,600   Nissan Motor Company, Ltd.(b)                                                                    1,829,608
     245,600   Nomura Holdings, Inc.(b)                                                                         3,410,494
         386   NTT DoCoMo, Inc.(b)                                                                                646,562
     152,000   Oji Paper Company, Ltd.(b,c)                                                                       854,131
      13,700   ORIX Corporation(b)                                                                              1,749,938
   1,124,000   Resona Holdings, Inc.(b,d)                                                                       2,251,211
      13,500   Rohm Company, Ltd.(b)                                                                            1,303,060
      75,500   Secom Company, Ltd.(b)                                                                           3,139,329
      14,600   Sega Sammy Holdings, Inc.(b,c)                                                                     887,949
      71,400   Seven-Eleven Japan Company, Ltd.(b)                                                              2,090,352
      50,900   Shin-Etsu Chemical Company, Ltd.(b)                                                              1,926,288
       7,800   SMC Corporation(b)                                                                                 881,503
     380,000   Sompo Japan Insurance, Inc.(b)                                                                   3,962,615
         509   Sumitomo Mitsui Financial Group, Inc.(b,c)                                                       3,444,036
   1,592,900   Sumitomo Trust and Banking Company,
               Ltd.(b)                                                                                         10,378,701
      82,300   Suzuki Motor Corporation(b)                                                                      1,472,646
      24,150   T&D Holdings, Inc.(b)                                                                            1,228,156
     213,000   Takeda Pharmaceutical Company, Ltd.(b,c)                                                        10,152,568
     211,000   Toray Industries, Inc.(b,c)                                                                        946,345
      95,600   Toyota Motor Corporation(b)                                                                      3,552,568
      11,590   USS Company, Ltd.(b)                                                                               898,410
-------------------------------------------------------------------------------------------------------------------------
               Total Japan                                                                                    129,625,642
=========================================================================================================================

Malaysia (0.1%)
-------------------------------------------------------------------------------------------------------------------------
     846,300   Astro All Asia Networks plc(b,d)                                                                 1,146,959
-------------------------------------------------------------------------------------------------------------------------
               Total Malaysia                                                                                   1,146,959
=========================================================================================================================

Mexico (1.6%)
-------------------------------------------------------------------------------------------------------------------------
      53,400   America Movil SA de CV ADR                                                                       2,755,440
     134,100   Grupo Financiero Banorte SA De CV                                                                  871,893
     328,000   Grupo Modelo SA                                                                                    965,094
      25,200   Grupo Televisia SA ADR                                                                           1,481,760
     220,000   Telefonos de Mexico SA de CV ADR(c)                                                              7,596,600
     674,038   Wal-Mart de Mexico SA de CV                                                                      2,363,036
-------------------------------------------------------------------------------------------------------------------------
               Total Mexico                                                                                    16,033,823
=========================================================================================================================

Netherlands (4.4%)
-------------------------------------------------------------------------------------------------------------------------
     380,000   ABN AMRO Holding NV(b,c)                                                                         9,449,376
     115,960   ASML Holding NV(b,c,d)                                                                           1,960,182
     505,334   ING Groep NV(b,c)                                                                               15,307,272
      99,400   Koninklijke (Royal) KPN NV(b)                                                                      891,926
      97,528   Koninklijke (Royal) Philips Electronics
               NV(b,c)                                                                                          2,692,858
      19,948   Royal Dutch Petroleum Company(b,c)                                                               1,198,664
      49,350   Royal Numico NV(b,d)                                                                             2,024,934
      45,071   STMicroelectronics NV(b,c)                                                                         753,402
     291,000   VNU NV(b)                                                                                        8,517,215
-------------------------------------------------------------------------------------------------------------------------
               Total Netherlands                                                                               42,795,829
=========================================================================================================================

Norway (0.1%)
-------------------------------------------------------------------------------------------------------------------------
      32,180   Orkla ASA(b,c)                                                                                   1,183,631
-------------------------------------------------------------------------------------------------------------------------
               Total Norway                                                                                     1,183,631
=========================================================================================================================

Portugal (1.0%)
-------------------------------------------------------------------------------------------------------------------------
     834,000   Portugal Telecom SGPS SA(b)                                                                      9,819,824
-------------------------------------------------------------------------------------------------------------------------
               Total Portugal                                                                                   9,819,824
=========================================================================================================================

Russia (0.3%)
-------------------------------------------------------------------------------------------------------------------------
      32,600   AO VimpelCom(c,d)                                                                                1,122,092
       7,730   LUKOIL ADR                                                                                       1,046,642
      21,500   Mining and Metallurgical Company Norilsk
               Nickel                                                                                           1,254,525
-------------------------------------------------------------------------------------------------------------------------
               Total Russia                                                                                     3,423,259
=========================================================================================================================

Singapore (1.5%)
-------------------------------------------------------------------------------------------------------------------------
     654,600   Keppel Corporation, Ltd.(b,c)                                                                    4,320,844
   1,133,112   United Overseas Bank, Ltd.(b,c)                                                                  9,887,541
      91,000   Venture Corporation, Ltd.(b)                                                                       732,850
-------------------------------------------------------------------------------------------------------------------------
               Total Singapore                                                                                 14,941,235
=========================================================================================================================

South Africa (0.1%)
-------------------------------------------------------------------------------------------------------------------------
      59,600   Naspers, Ltd.(b)                                                                                   682,225
      77,300   Standard Bank Group, Ltd.(b)                                                                       780,481
-------------------------------------------------------------------------------------------------------------------------
               Total South Africa                                                                               1,462,706
=========================================================================================================================

South Korea (1.1%)
-------------------------------------------------------------------------------------------------------------------------
      36,500   Hyundai Motor Company GDR                                                                          988,431
     165,600   Kookmin Bank ADR(c)                                                                              7,394,040
       5,490   Samsung Electronics Company, Ltd.(b)                                                             2,705,997
-------------------------------------------------------------------------------------------------------------------------
               Total South Korea                                                                               11,088,468
=========================================================================================================================

Spain (5.1%)
-------------------------------------------------------------------------------------------------------------------------
     949,104   Banco Bilbao Vizcaya Argentaria SA(b,c)                                                         15,487,147
     200,934   Banco Santander Central Hispano SA(b)                                                            2,451,504
      64,720   Endesa SA(b,c)                                                                                   1,460,810
      52,860   Gas Natural SDG SA(b,c)                                                                          1,524,132
     416,000   Iberdrola SA(b,c)                                                                               10,903,482
      49,200   Industria de Diseno Textil SA
               (Inditex)(b,c)                                                                                   1,474,715
     481,534   Repsol YPF SA(b,c)                                                                              12,789,878
     151,782   Telefonica SA(b)                                                                                 2,642,455
      21,733   Telefonica SA ADR                                                                                1,129,464
-------------------------------------------------------------------------------------------------------------------------
               Total Spain                                                                                     49,863,587
=========================================================================================================================

Sweden (2.0%)
-------------------------------------------------------------------------------------------------------------------------
     185,000   Atlas Copco AB(b,c)                                                                              8,899,624
      94,700   Electrolux AB(b,c)                                                                               2,212,319
      66,240   Hennes & Mauritz AB(b,c)                                                                         2,285,937
     272,860   Securitas AB(b,c)                                                                                4,380,648
      37,650   Tele2 AB(b,c)                                                                                    1,250,654
     329,164   Telefonaktiebolaget LM Ericsson(b,c,d)                                                             932,247
-------------------------------------------------------------------------------------------------------------------------
               Total Sweden                                                                                    19,961,429
=========================================================================================================================

Switzerland (6.1%)
-------------------------------------------------------------------------------------------------------------------------
      69,473   Adecco SA(b)                                                                                     3,830,883
      93,920   Credit Suisse Group(b,c,d)                                                                       4,031,712
      15,250   Givaudan SA(b,c)                                                                                 9,832,499
     163,857   Holcim, Ltd.(b,c)                                                                               10,116,682
      54,454   Nestle SA(b,c)                                                                                  14,974,046
      17,079   Roche Holding AG(b,c)                                                                            1,837,717
      63,500   Swatch Group AG(b,c)                                                                             8,773,085
      81,368   UBS AG(b,c)                                                                                      6,898,216
-------------------------------------------------------------------------------------------------------------------------
               Total Switzerland                                                                               60,294,840
=========================================================================================================================

Taiwan (0.4%)
-------------------------------------------------------------------------------------------------------------------------
   1,334,000   E. Sun Financial Holdings Company, Ltd.(b)                                                       1,084,496
      77,100   Far EasTone Telecommunications Company,
               Ltd.                                                                                             1,464,622
     912,811   Taiwan Semiconductor Manufacturing
               Company, Ltd.(b)                                                                                 1,488,850
-------------------------------------------------------------------------------------------------------------------------
               Total Taiwan                                                                                     4,037,968
=========================================================================================================================

Thailand (0.3%)
-------------------------------------------------------------------------------------------------------------------------
     392,700   Bangkok Bank Public Company, Ltd.(b)                                                             1,012,488
     694,800   Kasikornbank Public Company, Ltd.(b)                                                               966,164
   3,699,100   True Corporation Public Company, Ltd.(b,d)                                                         851,483
-------------------------------------------------------------------------------------------------------------------------
               Total Thailand                                                                                   2,830,135
=========================================================================================================================

Turkey (0.3%)
-------------------------------------------------------------------------------------------------------------------------
     257,400   Turkiye Garanti Bankasi AS(b,d)                                                                    973,374
     275,500   Turkiye Is Bankasi (Isbank)(b)                                                                   1,588,618
-------------------------------------------------------------------------------------------------------------------------
               Total Turkey                                                                                     2,561,992
=========================================================================================================================

United Kingdom (15.6%)
-------------------------------------------------------------------------------------------------------------------------
      96,599   AstraZeneca plc(b)                                                                               3,810,148
      23,758   Autonomy Corporation plc(b,d)                                                                       82,605
     121,413   British Sky Broadcasting Group plc(b)                                                            1,331,482
      88,738   Cadbury Schweppes plc(b)                                                                           890,197
      83,100   Capita Group plc(b)                                                                                589,866
      15,888   Carnival plc(b)                                                                                    871,991
     270,360   Centricia plc(b)                                                                                 1,179,581
     776,050   Compass Group plc(b)                                                                             3,540,471
     185,777   Diageo plc(b)                                                                                    2,621,028
      80,674   DS Smith plc(b)                                                                                    239,949
     196,810   Electrocomponents plc(b)                                                                           920,604
      53,500   EMAP plc(b)                                                                                        840,037
     938,870   GlaxoSmithKline plc(b)                                                                          21,536,175
   1,438,100   Group 4 Securicor plc(b,d)                                                                       3,724,059
     502,500   Hanson plc(b)                                                                                    4,754,094
     881,998   Hays plc(b)                                                                                      2,218,328
     129,977   Hilton Group plc(b)                                                                                739,164
   2,330,738   Kingfisher plc(b)                                                                               12,713,357
     970,000   Lloyds TSB Group plc(b)                                                                          8,728,534
   1,324,600   Marks and Spencer Group plc(b)                                                                   8,657,708
     402,800   MFI Furniture Group plc                                                                            890,544
     353,000   O2 plc(b,d)                                                                                        795,451
     739,000   Pearson plc(b,c)                                                                                 9,008,343
     354,751   Reed Elsevier plc(b)                                                                             3,674,676
      83,668   Rio Tinto plc(b)                                                                                 2,704,728
     561,378   Royal Bank of Scotland Group plc(b)                                                             17,859,076
     723,824   Shell Transport & Trading Company plc(b)                                                         6,511,954
      37,600   Standard Chartered plc(b)                                                                          676,224
     425,740   Tesco plc(b)                                                                                     2,546,154
     201,778   Tomkins plc(b)                                                                                   1,007,937
     232,362   Unilever plc(b)                                                                                  2,298,241
     119,529   United Busines Media plc(b)                                                                      1,200,959
   7,190,505   Vodafone Group plc(b)                                                                           19,094,514
     350,300   William Morrison Supermarkets plc(b)                                                             1,298,665
     306,040   WPP Group plc(b)                                                                                 3,479,383
-------------------------------------------------------------------------------------------------------------------------
               Total United Kingdom                                                                           153,036,227
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $677,889,261)                                                         738,700,464
=========================================================================================================================


   Shares or
   Principal
      Amount   Collateral Held for Securities Loaned (21.2%)         Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
 207,479,275   Thrivent Financial Securities Lending
               Trust                                                            2.740%              N/A      $207,479,275
     $90,000   U.S. Treasury Bonds                                              7.500        11/15/2016           115,413
      27,567   U.S. Treasury Bonds                                              5.375         2/15/2031            30,244
       1,216   U.S. Treasury Notes                                              7.000         7/15/2006             1,286
     563,512   U.S. Treasury Notes                                              2.875        11/30/2006           561,341
       3,041   U.S. Treasury Notes                                              5.625         5/15/2008             3,251
       5,270   U.S. Treasury Notes                                              3.500         1/15/2011             6,505
      16,216   U.S. Treasury Notes                                              3.000         7/15/2012            19,052
     405,404   U.S. Treasury Notes                                              1.875         7/15/2013           430,428
         608   U.S. Treasury Notes                                              4.250         8/15/2014               600
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $208,647,395)                                                                     208,647,395
=========================================================================================================================

   Shares or
   Principal
      Amount   Short-Term Investments (3.7%)                         Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $3,825,000   Chariot Funding, LLC                                             2.850%         4/1/2005        $3,825,000
   4,800,000   Harley-Davidson Funding Corporation                              2.750         4/11/2005         4,796,333
   5,000,000   Kitty Hawk Funding Corporation                                   2.810         4/18/2005         4,993,483
   8,070,000   New Center Asset Trust                                           2.840          4/1/2005         8,070,000
   5,000,000   Ranger Funding Company, LLC                                      2.770         4/12/2005         4,995,768
   9,480,610   Thrivent Money Market Portfolio                                  2.310               N/A         9,480,610
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized
               cost)                                                                                           36,161,194
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $922,697,850)                                                         $983,509,053
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Security is fair valued.

(c) All or a portion of the security is on loan.

(d) Non-income producing security.

(e) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(f) Miscellaneous footnotes:

ADR -- American Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing U.S.
depository bank.

GDR -- Global Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing depository bank from more than one country.

At March 31, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments, based on cost for federal income tax purposes, were $92,350,066 and $(31,538,863), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.




Thrivent Series Fund, Inc.
Notes to Schedules of Investments
March 31, 2005 (unaudited)


SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield Portfolio and High Yield Portfolio II invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Partner All Cap Portfolio

Schedule of Investments

As of March 31, 2005
(unaudited)




Partner All Cap Portfolio
Schedule of Investments as of March 31, 2005 (unaudited)(a)

      Shares   Common Stock (91.6%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (10.6%)
-------------------------------------------------------------------------------------------------------------------------
      17,050   Aeropostale, Inc.(b)                                                                              $558,388
      16,800   American Eagle Outfitters, Inc.                                                                    496,440
       2,500   Autoliv, Inc.                                                                                      119,125
       3,100   Boyd Gaming Corporation                                                                            161,665
      11,300   Carnival Corporation                                                                               585,453
       5,600   D.R. Horton, Inc.                                                                                  163,744
       9,300   Federated Department Stores, Inc.                                                                  591,852
       1,800   Hovnanian Enterprises, Inc.(b)                                                                      91,800
       2,400   KB Home                                                                                            281,904
      13,200   McDonald's Corporation                                                                             411,048
         100   MGM MIRAGE(b)                                                                                        7,082
      19,788   News Corporation                                                                                   334,813
       9,400   News Corporation ADR(c)                                                                            165,534
       6,400   Pacific Sunwear of California, Inc.(b)                                                             179,072
       6,100   Pennsylvania National Gaming, Inc.(b)                                                              179,218
      31,000   Pinnacle Entertainment, Inc.(b)                                                                    517,700
       6,700   Polo Ralph Lauren Corporation                                                                      259,960
       9,100   Royal Caribbean Cruises, Ltd.                                                                      406,679
      21,800   Staples, Inc.                                                                                      685,174
       3,400   Timberland Company(b)                                                                              241,162
      11,900   Urban Outfitters, Inc.(b)                                                                          570,843
       7,100   Viacom, Inc.                                                                                       247,293
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     7,255,949
=========================================================================================================================

Consumer Staples (9.6%)
-------------------------------------------------------------------------------------------------------------------------
      30,300   Altria Group, Inc.                                                                               1,981,317
      13,000   Avon Products, Inc.                                                                                558,220
       6,200   BJ's Wholesale Club, Inc.(b)                                                                       192,572
      10,600   Coca-Cola Company                                                                                  441,702
       7,500   Colgate-Palmolive Company                                                                          391,275
      13,600   Corn Products International, Inc.                                                                  353,464
      14,500   CVS Corporation                                                                                    762,990
       5,900   Molson Coors Brewing Company                                                                       455,303
       7,500   PepsiCo, Inc.                                                                                      397,725
       3,300   Procter & Gamble Company                                                                           174,900
      15,000   Smithfield Foods, Inc.(b)                                                                          473,250
       8,100   Wal-Mart Stores, Inc.                                                                              405,891
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           6,588,609
=========================================================================================================================

Energy (8.2%)
-------------------------------------------------------------------------------------------------------------------------
      21,100   Exxon Mobil Corporation                                                                          1,257,560
      13,000   Holly Corporation(c)                                                                               484,510
      36,600   Lone Star Technologies, Inc.(b)                                                                  1,443,138
       4,600   Premcor, Inc.                                                                                      274,528
      12,700   Quicksilver Resources, Inc.(b,c)                                                                   618,871
      11,700   Transocean, Inc.(b)                                                                                602,082
      13,000   Valero Energy Corporation                                                                          952,510
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     5,633,199
=========================================================================================================================

Financials (18.1%)
-------------------------------------------------------------------------------------------------------------------------
       9,200   ACE, Ltd.                                                                                          379,684
      13,100   Ambac Financial Group, Inc.                                                                        979,225
      13,200   American International Group, Inc.                                                                 731,412
      41,000   Bank of America Corporation                                                                      1,808,100
         350   Berkshire Hathaway, Inc.(b)                                                                        999,600
       9,800   Citigroup, Inc.                                                                                    440,412
      36,198   Countrywide Financial Corporation                                                                1,174,987
      10,900   Endurance Specialty Holdings, Ltd.(b,c)                                                            412,456
       9,902   Fidelity National Financial, Inc.                                                                  326,172
      11,200   First American Corporation                                                                         368,928
       9,800   Golden West Financial Corporation                                                                  592,900
      28,764   J.P. Morgan Chase & Company                                                                        995,234
      36,200   MBNA Corporation                                                                                   888,710
       8,100   PartnerRe, Ltd.                                                                                    523,260
       4,600   PMI Group, Inc.                                                                                    174,846
       3,900   PXRE Group, Ltd.(b)                                                                                100,035
       6,900   Radian Group, Inc.                                                                                 329,406
       3,400   Torchmark Corporation                                                                              177,480
      12,000   W.R. Berkley Corporation                                                                           595,200
       2,100   Wachovia Corporation                                                                               106,911
       7,000   Westcorp(c)                                                                                        295,750
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                12,400,708
=========================================================================================================================

Health Care (11.6%)
-------------------------------------------------------------------------------------------------------------------------
       1,800   Aetna, Inc.                                                                                        134,910
         300   Affymetrix, Inc.(b,c)                                                                               12,852
      36,200   American Medical Systems Holdings, Inc.(b)                                                         621,916
       5,500   Amgen, Inc.(b)                                                                                     320,155
       3,600   Bausch & Lomb, Inc.                                                                                263,880
       3,200   Becton, Dickinson and Company                                                                      186,944
       6,800   Biogen Idec, Inc.(b)                                                                               234,668
       4,500   Connetics Corporation(b,c)                                                                         113,805
       6,700   Cooper Companies, Inc.                                                                             488,430
       9,100   Cyberonics, Inc.(b,c)                                                                              401,947
       9,400   Cytyc Corporation(b)                                                                               216,294
       6,200   Dade Behring Holdings, Inc.(b)                                                                     365,366
       5,000   Eli Lilly and Company                                                                              260,500
      17,300   Genzyme Corporation(b)                                                                             990,252
      21,100   Gilead Sciences, Inc.(b)                                                                           755,380
       3,100   Haemonetics Corporation(b)                                                                         130,696
       3,700   Mentor Corporation(c)                                                                              118,770
       7,500   Millennium Pharmaceuticals, Inc.(b)                                                                 63,150
      13,070   Pfizer, Inc.                                                                                       343,349
       4,800   ResMed, Inc.(b)                                                                                    270,720
      15,600   Serologicals Corporation(b,c)                                                                      381,264
       7,600   Sierra Health Services, Inc.(b,c)                                                                  485,184
       4,900   UnitedHealth Group, Inc.                                                                           467,362
       6,300   Waters Corporation(b)                                                                              225,477
      14,700   WebMD Corporation(b,c)                                                                             124,950
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                7,978,221
=========================================================================================================================

Industrials (10.8%)
-------------------------------------------------------------------------------------------------------------------------
       2,100   BE Aerospace, Inc.(b,c)                                                                             25,200
      11,000   Bucyrus International, Inc.                                                                        429,660
       6,400   Burlington Northern Santa Fe Corporation                                                           345,152
       6,000   Caterpillar, Inc.                                                                                  548,640
       3,200   Cummins, Inc.                                                                                      225,120
       9,200   Deere & Company                                                                                    617,596
      11,400   Dryships, Inc.(b)                                                                                  222,186
       7,700   Dycom Industries, Inc.(b)                                                                          177,023
      12,800   EGL, Inc.(b)                                                                                       291,840
      22,300   Excel Maritime Carriers, Ltd.(b,c)                                                                 411,435
      35,500   General Electric Company                                                                         1,280,130
      12,800   Honeywell International, Inc.                                                                      476,288
      14,700   Joy Global, Inc.                                                                                   515,382
      10,700   Manitowoc Company, Inc.                                                                            432,173
       8,400   Norfolk Southern Corporation                                                                       311,220
      10,400   Precision Castparts Corporation                                                                    800,904
      15,200   Shaw Group, Inc.(b,c)                                                                              331,360
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                7,441,309
=========================================================================================================================

Information Technology (13.9%)
-------------------------------------------------------------------------------------------------------------------------
      35,200   Akamai Technologies, Inc.(b,c)                                                                     448,096
      36,800   Apple Computer, Inc.(b)                                                                          1,533,456
      23,100   Citrix Systems, Inc.(b)                                                                            550,242
      10,500   Comverse Technology, Inc.(b)                                                                       264,810
       5,000   Dolby Laboratories, Inc.(b)                                                                        117,500
       5,400   DST Systems, Inc.(b)                                                                               249,372
       3,800   Google, Inc.(b)                                                                                    685,938
      12,800   Hewlett-Packard Company                                                                            280,832
      16,900   Macromedia, Inc.(b)                                                                                566,150
      17,600   Marvell Technology Group, Ltd.(b)                                                                  674,784
      20,200   Microsoft Corporation                                                                              488,234
      32,700   NVIDIA Corporation(b)                                                                              776,952
      27,800   Oracle Corporation(b)                                                                              346,944
      21,600   QUALCOMM, Inc.                                                                                     791,640
       9,100   Sigmatel, Inc.(b,c)                                                                                340,613
      15,800   Silicon Image, Inc.(b)                                                                             158,948
       7,200   Storage Technology Corporation(b)                                                                  221,760
      10,900   Tessera Technologies, Inc.(b)                                                                      471,207
      21,800   Trident Microsystems, Inc.(b,c)                                                                    385,424
       5,400   Yahoo!, Inc.(b)                                                                                    183,060
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                     9,535,962
=========================================================================================================================

Materials (3.1%)
-------------------------------------------------------------------------------------------------------------------------
       8,500   Carpenter Technology Corporation                                                                   504,985
       5,800   Dow Chemical Company                                                                               289,130
       4,500   Georgia-Pacific Corporation                                                                        159,705
      19,900   Nalco Holding Company(b)                                                                           374,717
      13,100   Owens-Illinois, Inc.(b)                                                                            329,334
      21,500   PolyOne Corporation(b)                                                                             190,920
       4,800   Reliance Steel & Aluminum Company                                                                  192,048
       1,900   Texas Industries, Inc.                                                                             102,125
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  2,142,964
=========================================================================================================================

Telecommunications Services (2.8%)
-------------------------------------------------------------------------------------------------------------------------
      33,400   BellSouth Corporation                                                                              878,086
     117,800   Level 3 Communications, Inc.(b,c)                                                                  242,668
      27,900   Nextel Communications, Inc.(b)                                                                     792,918
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                                1,913,672
=========================================================================================================================

Utilities (2.9%)
-------------------------------------------------------------------------------------------------------------------------
       7,500   Dominion Resources, Inc.                                                                           558,225
      11,200   Sempra Energy                                                                                      446,208
       6,900   TXU Corporation                                                                                    549,447
      24,300   Xcel Energy, Inc.                                                                                  417,474
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  1,971,354
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $56,474,792)                                                           62,861,947
=========================================================================================================================


      Shares   Collateral Held for Securities Loaned (6.8%)          Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   4,681,848   Thrivent Financial Securities Lending
               Trust                                                            2.740%              N/A        $4,681,848
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $4,681,848)                                                                         4,681,848
=========================================================================================================================

   Principal
      Amount   Short-Term Investments (1.6%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $1,067,000   State Street Bank Repurchase Agreement(e)                        1.850%         4/1/2005        $1,067,000
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized
               cost)                                                                                            1,067,000
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $62,223,640)                                                           $68,610,795
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield.

(e) Repurchase agreement dated March 31, 2004,
    $1,067,055 maturing April 1, 2005,
    collateralized by $1,088,963 of Federal
    National Mortgage Association Medium Term
    Notes, 3.250% due February 15, 2009.

(f) Miscellaneous footnote:

ADR -- American Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing U.S.
depository bank.

At March 31, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments, based on cost for federal income tax purposes, were $7,770,908 and $(1,383,753), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.




Thrivent Series Fund, Inc.
Notes to Schedules of Investments
March 31, 2005 (unaudited)


SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield Portfolio and High Yield Portfolio II invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Large Cap Growth Portfolio

Schedule of Investments

As of March 31, 2005
(unaudited)




Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2005 (unaudited)(a)

      Shares   Common Stock (94.0%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (15.7%)
-------------------------------------------------------------------------------------------------------------------------
     125,800   Advance Auto Parts, Inc.(b)                                                                     $6,346,610
     116,700   Bed Bath & Beyond, Inc.(b)                                                                       4,264,218
     152,800   Best Buy Company, Inc.                                                                           8,252,728
      58,100   Boyd Gaming Corporation                                                                          3,029,915
      39,100   Brunswick Corporation                                                                            1,831,835
     313,700   Carnival Corporation                                                                            16,252,797
     104,700   Cheesecake Factory, Inc.(b,c)                                                                    3,711,615
     152,200   Coach, Inc.(b)                                                                                   8,619,086
     319,195   Comcast Corporation(b)                                                                          10,661,113
      56,800   DreamWorks Animation SKG, Inc.(b)                                                                2,312,328
     844,900   eBay, Inc.(b)                                                                                   31,480,974
     195,800   Gap, Inc.                                                                                        4,276,272
     122,000   Gravity Company, Ltd. ADR(b)                                                                     1,151,680
     112,000   Harley-Davidson, Inc.(c)                                                                         6,469,120
      32,200   Harrah's Entertainment, Inc.                                                                     2,079,476
     237,400   Hilton Hotels Corporation                                                                        5,305,890
     488,695   Home Depot, Inc.                                                                                18,687,697
     198,200   IAC/InterActiveCorp(b,c)                                                                         4,413,914
      59,900   KB Home(d)                                                                                       7,035,854
     254,932   Kohl's Corporation(b)                                                                           13,162,139
      78,200   Las Vegas Sands Corporation(b,c)                                                                 3,519,000
      80,500   Lennar Corporation(c)                                                                            4,562,740
     372,700   Liberty Media Corporation(b)                                                                     3,864,899
     390,000   Lowe's Companies, Inc.                                                                          22,265,100
      87,900   McGraw-Hill Companies, Inc.                                                                      7,669,275
     455,200   News Corporation ADR(c)                                                                          8,016,072
     120,400   NIKE, Inc.                                                                                      10,030,524
      88,900   Omnicom Group, Inc.                                                                              7,869,428
      75,600   Outback Steakhouse, Inc.(c)                                                                      3,461,724
     118,200   PETCO Animal Supplies, Inc.(b)                                                                   4,350,942
      71,900   Pulte Homes, Inc.                                                                                5,293,997
     218,700   Ross Stores, Inc.                                                                                6,372,918
      25,432   Sears Holdings Corporation(b)                                                                    3,386,719
     404,000   Staples, Inc.                                                                                   12,697,720
     305,400   Starbucks Corporation(b)                                                                        15,776,964
     227,600   Starwood Hotels & Resorts Worldwide, Inc.                                                       13,662,828
      75,800   Station Casinos, Inc.                                                                            5,120,290
     482,100   Target Corporation                                                                              24,114,642
     922,805   Time Warner, Inc.(b)                                                                            16,195,228
     243,650   Univision Communications, Inc.(b)                                                                6,746,668
     289,345   Viacom, Inc.                                                                                    10,077,886
     408,500   Walt Disney Company                                                                             11,736,205
     254,700   XM Satellite Radio Holdings, Inc.(b,c)                                                           8,023,050
      81,000   Yum! Brands, Inc.                                                                                4,196,610
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                   378,356,690
=========================================================================================================================

Consumer Staples (7.7%)
-------------------------------------------------------------------------------------------------------------------------
     123,300   Altria Group, Inc.                                                                               8,062,587
     181,700   Avon Products, Inc.                                                                              7,802,198
     188,550   Coca-Cola Company                                                                                7,856,878
     219,900   Colgate-Palmolive Company                                                                       11,472,183
      84,400   Costco Wholesale Corporation                                                                     3,728,792
     264,200   CVS Corporation                                                                                 13,902,204
     357,600   Gillette Company                                                                                18,051,648
     579,950   PepsiCo, Inc.                                                                                   30,754,748
     575,200   Procter & Gamble Company                                                                        30,485,600
     243,700   SYSCO Corporation                                                                                8,724,460
     583,900   Wal-Mart Stores, Inc.                                                                           29,259,229
     215,200   Walgreen Company                                                                                 9,559,184
      81,700   William Wrigley Jr. Company                                                                      5,357,069
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                         185,016,780
=========================================================================================================================

Energy (4.5%)
-------------------------------------------------------------------------------------------------------------------------
      46,100   Amerada Hess Corporation                                                                         4,435,281
     130,894   Apache Corporation                                                                               8,014,640
      68,300   Baker Hughes, Inc.                                                                               3,038,667
      80,200   Burlington Resources, Inc.                                                                       4,015,614
     117,000   Chesapeake Energy Corporation(c)                                                                 2,566,980
     104,100   EOG Resources, Inc.                                                                              5,073,834
      91,900   Exxon Mobil Corporation                                                                          5,477,240
     184,600   Halliburton Company                                                                              7,983,950
      87,600   Nabors Industries, Ltd.(b)                                                                       5,180,664
      83,100   National Oilwell Varco, Inc.(b,c)                                                                3,880,770
      80,900   Noble Corporation                                                                                4,547,389
     139,000   Petroleo Brasileiro SA ADR(c)                                                                    6,141,020
     254,000   Schlumberger, Ltd.                                                                              17,901,920
     112,365   Smith International, Inc.                                                                        7,048,656
     143,400   Transocean, Inc.(b)                                                                              7,379,364
     142,900   Veritas DGC, Inc.(b,c)                                                                           4,281,284
      82,300   Weatherford International, Ltd.(b)                                                               4,768,462
     200,533   XTO Energy, Inc.(c)                                                                              6,585,515
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                   108,321,250
=========================================================================================================================

Financials (9.6%)
-------------------------------------------------------------------------------------------------------------------------
      56,600   A.G. Edwards, Inc.                                                                               2,535,680
     100,700   Alliance Capital Management Holding,
               LP(b,c)                                                                                          4,748,005
     330,950   American Express Company                                                                        17,000,902
     447,700   American International Group, Inc.                                                              24,807,057
     325,100   Ameritrade Holding Corporation(b)                                                                3,319,271
      42,900   Aspen Insurance Holdings, Ltd.(c)                                                                1,081,509
     102,600   Capital One Financial Corporation                                                                7,671,402
      23,200   Chicago Mercantile Exchange                                                                      4,501,496
     551,100   Citigroup, Inc.                                                                                 24,766,434
     228,500   Countrywide Financial Corporation                                                                7,417,110
      97,200   Federal Home Loan Mortgage Corporation                                                           6,143,040
      84,700   Franklin Resources, Inc.                                                                         5,814,655
      90,100   Golden West Financial Corporation                                                                5,451,050
     230,700   Goldman Sachs Group, Inc.                                                                       25,374,693
     101,700   Investors Financial Services
               Corporation(c)                                                                                   4,974,147
      39,550   Legg Mason, Inc.                                                                                 3,090,437
      76,000   Lehman Brothers Holdings, Inc.                                                                   7,156,160
     291,600   MBNA Corporation                                                                                 7,158,780
     170,800   Merrill Lynch & Company, Inc.                                                                    9,667,280
      51,200   Moody's Corporation                                                                              4,140,032
     138,300   Morgan Stanley and Company                                                                       7,917,675
     128,800   Prudential Financial, Inc.                                                                       7,393,120
     297,450   SLM Corporation                                                                                 14,824,908
     142,000   State Street Corporation                                                                         6,208,240
     178,800   U.S. Bancorp                                                                                     5,153,016
     116,500   Wachovia Corporation                                                                             5,931,015
     109,100   Wells Fargo & Company                                                                            6,524,180
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                               230,771,294
=========================================================================================================================

Health Care (19.2%)
-------------------------------------------------------------------------------------------------------------------------
     306,450   Abbott Laboratories                                                                             14,286,699
     130,400   Aetna, Inc.                                                                                      9,773,480
     147,800   Alcon, Inc.                                                                                     13,197,062
     564,900   Amgen, Inc.(b)                                                                                  32,882,829
      57,900   Bausch & Lomb, Inc.                                                                              4,244,070
      97,700   Biogen Idec, Inc.(b)                                                                             3,371,627
      76,000   Biomet, Inc.                                                                                     2,758,800
     185,500   Boston Scientific Corporation(b)                                                                 5,433,295
      76,400   C.R. Bard, Inc.                                                                                  5,201,312
      89,900   Cardinal Health, Inc.                                                                            5,016,420
     348,764   Caremark Rx, Inc.(b)                                                                            13,873,832
      81,500   Celgene Corporation(b)                                                                           2,775,075
     175,800   Eli Lilly and Company                                                                            9,159,180
      52,900   Express Scripts, Inc.(b,c)                                                                       4,612,351
     124,200   Fisher Scientific International, Inc.(b)                                                         7,069,464
     529,200   Genentech, Inc.(b)                                                                              29,958,012
     177,800   Genzyme Corporation(b)                                                                          10,177,272
     519,900   Gilead Sciences, Inc.(b)                                                                        18,612,420
     846,700   Johnson & Johnson                                                                               56,864,372
      55,300   Laboratory Corporation of America
               Holdings(b,c)                                                                                    2,665,460
     632,200   Medtronic, Inc.                                                                                 32,210,590
     164,200   Novartis AG ADR                                                                                  7,681,276
   1,314,455   Pfizer, Inc.                                                                                    34,530,733
      49,200   Quest Diagnostics, Inc.                                                                          5,172,396
     211,500   Schering-Plough Corporation                                                                      3,838,725
      81,000   Sepracor, Inc.(b,c)                                                                              4,650,210
     259,900   St. Jude Medical, Inc.(b)                                                                        9,356,400
      72,250   Stryker Corporation                                                                              3,223,072
     465,400   Teva Pharmaceutical Industries, Ltd.(c)                                                         14,427,400
     491,900   UnitedHealth Group, Inc.                                                                        46,917,422
     158,000   Watson Pharmaceuticals, Inc.(b,c)                                                                4,855,340
     130,000   WellPoint, Inc.(b)                                                                              16,295,500
     266,300   Wyeth                                                                                           11,232,534
     201,900   Zimmer Holdings, Inc.(b)                                                                        15,709,839
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                              462,034,469
=========================================================================================================================

Industrials (9.5%)
-------------------------------------------------------------------------------------------------------------------------
     217,200   3M Company                                                                                      18,611,868
     475,900   AMR Corporation(b,c)                                                                             5,092,130
      67,400   Apollo Group, Inc.(b)                                                                            4,991,644
     126,400   Boeing Company                                                                                   7,389,344
      51,500   Burlington Northern Santa Fe Corporation                                                         2,777,395
      99,600   Canadian Pacific Railway, Ltd.                                                                   3,582,612
     117,900   Caterpillar, Inc.                                                                               10,780,776
     264,600   Cendant Corporation                                                                              5,434,884
      53,400   CNF, Inc.                                                                                        2,498,586
     270,500   Danaher Corporation                                                                             14,447,405
     157,600   FedEx Corporation                                                                               14,806,520
      71,700   General Dynamics Corporation                                                                     7,675,485
   1,393,900   General Electric Company                                                                        50,264,034
     161,400   Honeywell International, Inc.                                                                    6,005,694
      92,000   Illinois Tool Works, Inc.                                                                        8,236,760
      58,700   Ingersoll-Rand Company                                                                           4,675,455
     135,300   L-3 Communications Holdings, Inc.                                                                9,609,006
     599,000   Northwest Airlines Corporation(b,c)                                                              4,007,310
     146,100   Robert Half International, Inc.                                                                  3,938,856
     709,300   Tyco International, Ltd.                                                                        23,974,340
     136,400   United Parcel Service, Inc.                                                                      9,921,736
     105,300   United Technologies Corporation                                                                 10,704,798
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                              229,426,638
=========================================================================================================================

Information Technology (24.4%)
-------------------------------------------------------------------------------------------------------------------------
     321,300   Accenture, Ltd.(b)                                                                               7,759,395
     164,900   Adobe Systems, Inc.                                                                             11,076,333
     137,100   Altera Corporation(b)                                                                            2,711,838
     227,000   Analog Devices, Inc.                                                                             8,203,780
     400,200   Apple Computer, Inc.(b)                                                                         16,676,334
     733,050   Applied Materials, Inc.(b)                                                                      11,912,062
     165,800   ASML Holding NV ADR(b,c)                                                                         2,780,466
     141,400   ATI Technologies, Inc.(b)                                                                        2,440,564
      85,300   Automatic Data Processing, Inc.                                                                  3,834,235
      86,200   Business Objects SA ADR(b,c)                                                                     2,317,918
   2,312,900   Cisco Systems, Inc.(b)                                                                          41,377,781
     106,400   Cognizant Technology Solutions
               Corporation(b)                                                                                   4,915,680
     994,200   Compuware Corporation(b)                                                                         7,158,240
     246,300   Comverse Technology, Inc.(b)                                                                     6,211,686
     221,400   Corning, Inc.(b)                                                                                 2,464,182
   1,446,200   Dell, Inc.(b)                                                                                   55,563,004
     268,370   Electronic Arts, Inc.(b)                                                                        13,896,199
     988,600   EMC Corporation(b)                                                                              12,179,552
     203,350   First Data Corporation                                                                           7,993,688
      45,002   Google, Inc.(b)                                                                                  8,123,311
      58,300   Hyperion Solutions Corporation(b,c)                                                              2,571,613
      25,600   Infosys Technologies, Ltd. ADR(c)                                                                1,887,488
   1,658,850   Intel Corporation                                                                               38,535,086
     111,900   International Business Machines
               Corporation                                                                                     10,225,422
     272,800   Juniper Networks, Inc.(b)                                                                        6,017,968
     130,850   KLA-Tencor Corporation(b)                                                                        6,020,408
     321,800   Linear Technology Corporation                                                                   12,328,158
   1,543,900   Lucent Technologies, Inc.(b,c)                                                                   4,245,725
     248,800   Marvell Technology Group, Ltd.(b)                                                                9,538,992
     257,500   Maxim Integrated Products, Inc.                                                                 10,524,025
     148,400   Mercury Interactive Corporation(b)                                                               7,031,192
   2,512,200   Microsoft Corporation                                                                           60,719,875
     393,300   Motorola, Inc.                                                                                   5,887,701
     146,400   Network Appliance, Inc.(b)                                                                       4,049,424
     373,420   Nokia Oyj ADR(b)                                                                                 5,761,871
   1,319,600   Oracle Corporation(b)                                                                           16,468,608
     794,500   Parametric Technology Corporation(b)                                                             4,441,255
     285,400   Paychex, Inc.                                                                                    9,366,828
     854,000   QUALCOMM, Inc.                                                                                  31,299,100
     285,600   Quest Software, Inc.(b)                                                                          3,952,704
     113,300   Research in Motion, Ltd.(b)                                                                      8,658,386
     668,200   Sanmina-SCI Corporation(b)                                                                       3,488,004
     160,000   SAP AG(c)                                                                                        6,412,800
     310,700   Skyworks Solutions, Inc.(b,c)                                                                    1,972,945
     702,700   Symantec Corporation(b)                                                                         14,988,591
     643,500   Texas Instruments, Inc.                                                                         16,402,815
     231,600   TIBCO Software, Inc.(b)                                                                          1,725,420
     305,900   VeriSign, Inc.(b)                                                                                8,779,330
     321,300   Xilinx, Inc.                                                                                     9,391,599
     994,800   Yahoo!, Inc.(b)                                                                                 33,723,720
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                   586,013,301
=========================================================================================================================

Materials (1.6%)
-------------------------------------------------------------------------------------------------------------------------
      87,900   Arch Coal, Inc.(c)                                                                               3,780,579
     105,200   Dow Chemical Company                                                                             5,244,220
     100,600   Monsanto Company                                                                                 6,488,700
     112,500   Newmont Mining Corporation                                                                       4,753,125
      69,200   Peabody Energy Corporation(c)                                                                    3,208,112
     135,800   Praxair, Inc.                                                                                    6,499,388
      60,200   United States Steel Corporation                                                                  3,061,170
      73,800   Weyerhaeuser Company                                                                             5,055,300
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                 38,090,594
=========================================================================================================================

Miscellaneous (0.7%)
-------------------------------------------------------------------------------------------------------------------------
     144,800   Midcap SPDR Trust Series 1(c)                                                                   17,428,128
-------------------------------------------------------------------------------------------------------------------------
               Total Miscellaneous                                                                             17,428,128
=========================================================================================================================

Telecommunications Services (1.1%)
-------------------------------------------------------------------------------------------------------------------------
      77,400   ALLTEL Corporation(c)                                                                            4,245,390
      60,000   America Movil SA de CV ADR                                                                       3,096,000
     199,900   Nextel Communications, Inc.(b)                                                                   5,681,158
     352,800   Sprint Corporation                                                                               8,026,200
     188,450   Vodafone Group plc ADR(c)                                                                        5,005,232
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                               26,053,980
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $2,125,629,158)                                                     2,261,513,124
=========================================================================================================================


      Shares   Collateral Held for Securities Loaned (4.9%)          Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
 117,629,520   Thrivent Financial Securities Lending
               Trust                                                            2.740%              N/A      $117,629,520
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $117,629,520)                                                                     117,629,520
=========================================================================================================================

   Shares or
   Principal
      Amount   Short-Term Investments (1.1%)                         Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
 $10,000,000   Delaware Funding Corporation                                     2.770%        4/15/2005        $9,989,228
   5,000,000   Ranger Funding Company, LLC                                      2.770         4/12/2005         4,995,768
   3,838,080   Thrivent Money Market Portfolio                                  2.310               N/A         3,838,080
   8,050,000   Wal-Mart Stores, Inc.                                            2.750          4/4/2005         8,048,155
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized
               cost)                                                                                           26,871,231
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $2,270,129,909)                                                     $2,406,013,875
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) At March 31, 2005, 10,600 shares of KB
    Home common stock valued at $1,245,076
    were earmarked as collateral to cover call options written as follows:

                         Number of        Exercise        Expiration                           Unrealized
Call Options             Contracts          Price             Date               Value            Loss
-----------------------------------------------------------------------------------------------------------
KB Home                  106              $120           April 2005             $(24,910)        $4,914

(e) The interest rate shown reflects the yieldor, for securities purchased at a discount, the discount rate at the date of purchase.

(f) Miscellaneous footnote:

ADR -- American Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing U.S.
depository bank.

At March 31, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments, based on cost for federal income tax purposes, were $271,341,891 and $(135,457,925), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.




Thrivent Series Fund, Inc.
Notes to Schedules of Investments
March 31, 2005 (unaudited)


SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield Portfolio and High Yield Portfolio II invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Large Cap Growth Portfolio II

Schedule of Investments

As of March 31, 2005
(unaudited)




Large Cap Growth Portfolio II
Schedule of Investments as of March 31, 2005 (unaudited)(a)

      Shares   Common Stock (95.4%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (16.0%)
-------------------------------------------------------------------------------------------------------------------------
       2,300   Advance Auto Parts, Inc.(b)                                                                       $116,035
       2,100   Bed Bath & Beyond, Inc.(b)                                                                          76,734
       2,770   Best Buy Company, Inc.                                                                             149,608
       1,000   Boyd Gaming Corporation                                                                             52,150
         700   Brunswick Corporation                                                                               32,795
       5,700   Carnival Corporation                                                                               295,317
       1,850   Cheesecake Factory, Inc.(b)                                                                         65,582
       2,700   Coach, Inc.(b)                                                                                     152,901
       5,710   Comcast Corporation(b)                                                                             190,714
       1,000   DreamWorks Animation SKG, Inc.(b)                                                                   40,710
      15,260   eBay, Inc.(b)                                                                                      568,588
       3,550   Gap, Inc.                                                                                           77,532
       2,050   Gravity Company, Ltd. ADR(b)                                                                        19,352
       2,000   Harley-Davidson, Inc.                                                                              115,520
         600   Harrah's Entertainment, Inc.                                                                        38,748
       4,300   Hilton Hotels Corporation                                                                           96,105
       8,790   Home Depot, Inc.                                                                                   336,130
       3,580   IAC/InterActiveCorp(b)                                                                              79,727
       1,100   KB Home(d)                                                                                         129,206
       4,655   Kohl's Corporation(b)                                                                              240,338
       1,400   Las Vegas Sands Corporation(b,c)                                                                    63,000
       1,500   Lennar Corporation                                                                                  85,020
       6,700   Liberty Media Corporation(b)                                                                        69,479
       7,100   Lowe's Companies, Inc.                                                                             405,339
       1,550   McGraw-Hill Companies, Inc.                                                                        135,238
       8,200   News Corporation ADR(c)                                                                            144,402
       2,190   NIKE, Inc.                                                                                         182,449
       1,600   Omnicom Group, Inc.                                                                                141,632
       1,400   Outback Steakhouse, Inc.                                                                            64,106
       2,100   PETCO Animal Supplies, Inc.(b)                                                                      77,301
       1,300   Pulte Homes, Inc.                                                                                   95,719
       4,000   Ross Stores, Inc.                                                                                  116,560
         472   Sears Holdings Corporation(b)                                                                       62,872
       7,320   Staples, Inc.                                                                                      230,068
       5,600   Starbucks Corporation(b)                                                                           289,296
       4,160   Starwood Hotels & Resorts Worldwide, Inc.                                                          249,725
       1,400   Station Casinos, Inc.                                                                               94,570
       8,720   Target Corporation                                                                                 436,174
      16,520   Time Warner, Inc.(b)                                                                               289,926
       4,360   Univision Communications, Inc.(b)                                                                  120,728
       5,270   Viacom, Inc.                                                                                       183,554
       7,410   Walt Disney Company                                                                                212,889
       4,600   XM Satellite Radio Holdings, Inc.(b,c)                                                             144,900
       1,500   Yum! Brands, Inc.                                                                                   77,715
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     6,846,454
=========================================================================================================================

Consumer Staples (7.8%)
-------------------------------------------------------------------------------------------------------------------------
       2,250   Altria Group, Inc.                                                                                 147,128
       3,310   Avon Products, Inc.                                                                                142,131
       3,400   Coca-Cola Company                                                                                  141,678
       3,900   Colgate-Palmolive Company                                                                          203,463
       1,500   Costco Wholesale Corporation                                                                        66,270
       4,800   CVS Corporation                                                                                    252,576
       6,400   Gillette Company                                                                                   323,072
      10,420   PepsiCo, Inc.                                                                                      552,573
      10,320   Procter & Gamble Company                                                                           546,960
       4,360   SYSCO Corporation                                                                                  156,088
      10,540   Wal-Mart Stores, Inc.                                                                              528,159
       3,840   Walgreen Company                                                                                   170,573
       1,500   William Wrigley Jr. Company                                                                         98,355
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           3,329,026
=========================================================================================================================

Energy (4.5%)
-------------------------------------------------------------------------------------------------------------------------
         800   Amerada Hess Corporation                                                                            76,968
       2,350   Apache Corporation                                                                                 143,890
       1,250   Baker Hughes, Inc.                                                                                  55,612
       1,400   Burlington Resources, Inc.                                                                          70,098
       2,150   Chesapeake Energy Corporation                                                                       47,171
       1,900   EOG Resources, Inc.                                                                                 92,606
       1,650   Exxon Mobil Corporation                                                                             98,340
       3,200   Halliburton Company                                                                                138,400
       1,600   Nabors Industries, Ltd.(b)                                                                          94,624
       1,500   National Oilwell Varco, Inc.(b)                                                                     70,050
       1,500   Noble Corporation                                                                                   84,315
       2,400   Petroleo Brasileiro SA ADR(c)                                                                      106,032
       4,600   Schlumberger, Ltd.                                                                                 324,208
       2,000   Smith International, Inc.                                                                          125,460
       2,600   Transocean, Inc.(b)                                                                                133,796
       2,600   Veritas DGC, Inc.(b)                                                                                77,896
       1,500   Weatherford International, Ltd.(b)                                                                  86,910
       3,667   XTO Energy, Inc.                                                                                   120,413
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     1,946,789
=========================================================================================================================

Financials (9.7%)
-------------------------------------------------------------------------------------------------------------------------
       1,000   A.G. Edwards, Inc.                                                                                  44,800
       1,800   Alliance Capital Management Holding,
               LP(b,c)                                                                                             84,870
       6,030   American Express Company                                                                           309,761
       8,130   American International Group, Inc.                                                                 450,483
       5,900   Ameritrade Holding Corporation(b)                                                                   60,239
         800   Aspen Insurance Holdings, Ltd.(c)                                                                   20,168
       1,900   Capital One Financial Corporation                                                                  142,063
         400   Chicago Mercantile Exchange                                                                         77,612
      10,000   Citigroup, Inc.                                                                                    449,400
       4,100   Countrywide Financial Corporation                                                                  133,086
       1,800   Federal Home Loan Mortgage Corporation                                                             113,760
       1,500   Franklin Resources, Inc.                                                                           102,975
       1,600   Golden West Financial Corporation                                                                   96,800
       4,200   Goldman Sachs Group, Inc.                                                                          461,958
       1,850   Investors Financial Services
               Corporation(c)                                                                                      90,484
         750   Legg Mason, Inc.                                                                                    58,605
       1,350   Lehman Brothers Holdings, Inc.                                                                     127,116
       5,280   MBNA Corporation                                                                                   129,624
       3,050   Merrill Lynch & Company, Inc.                                                                      172,630
         900   Moody's Corporation                                                                                 72,774
       2,500   Morgan Stanley and Company                                                                         143,125
       2,300   Prudential Financial, Inc.                                                                         132,020
       5,410   SLM Corporation                                                                                    269,634
       2,600   State Street Corporation                                                                           113,672
       3,150   U.S. Bancorp                                                                                        90,783
       2,100   Wachovia Corporation                                                                               106,911
       2,000   Wells Fargo & Company                                                                              119,600
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                 4,174,953
=========================================================================================================================

Health Care (19.5%)
-------------------------------------------------------------------------------------------------------------------------
       5,540   Abbott Laboratories                                                                                258,275
       2,400   Aetna, Inc.                                                                                        179,880
       2,700   Alcon, Inc.                                                                                        241,083
      10,160   Amgen, Inc.(b)                                                                                     591,414
       1,000   Bausch & Lomb, Inc.                                                                                 73,300
       1,750   Biogen Idec, Inc.(b)                                                                                60,392
       1,400   Biomet, Inc.                                                                                        50,820
       3,300   Boston Scientific Corporation(b)                                                                    96,657
       1,400   C.R. Bard, Inc.                                                                                     95,312
       1,600   Cardinal Health, Inc.                                                                               89,280
       6,305   Caremark Rx, Inc.(b)                                                                               250,813
       1,500   Celgene Corporation(b)                                                                              51,075
       3,140   Eli Lilly and Company                                                                              163,594
       1,000   Express Scripts, Inc.(b)                                                                            87,190
       2,200   Fisher Scientific International, Inc.(b)                                                           125,224
       9,600   Genentech, Inc.(b)                                                                                 543,456
       3,210   Genzyme Corporation(b)                                                                             183,740
       9,400   Gilead Sciences, Inc.(b)                                                                           336,520
      15,330   Johnson & Johnson                                                                                1,029,563
       1,000   Laboratory Corporation of America
               Holdings(b)                                                                                         48,200
      11,420   Medtronic, Inc.                                                                                    581,849
       3,000   Novartis AG ADR                                                                                    140,340
      23,670   Pfizer, Inc.                                                                                       621,811
         900   Quest Diagnostics, Inc.                                                                             94,617
       3,800   Schering-Plough Corporation                                                                         68,970
       1,450   Sepracor, Inc.(b)                                                                                   83,244
       4,700   St. Jude Medical, Inc.(b)                                                                          169,200
       1,300   Stryker Corporation                                                                                 57,993
       8,400   Teva Pharmaceutical Industries, Ltd.                                                               260,400
       8,900   UnitedHealth Group, Inc.                                                                           848,882
       2,800   Watson Pharmaceuticals, Inc.(b)                                                                     86,044
       2,350   WellPoint, Inc.(b)                                                                                 294,572
       4,830   Wyeth                                                                                              203,729
       3,650   Zimmer Holdings, Inc.(b)                                                                           284,006
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                8,351,445
=========================================================================================================================

Industrials (9.7%)
-------------------------------------------------------------------------------------------------------------------------
       3,890   3M Company                                                                                         333,334
       8,600   AMR Corporation(b,c)                                                                                92,020
       1,190   Apollo Group, Inc.(b)                                                                               88,131
       2,300   Boeing Company                                                                                     134,458
         900   Burlington Northern Santa Fe Corporation                                                            48,537
       1,800   Canadian Pacific Railway, Ltd.                                                                      64,746
       2,200   Caterpillar, Inc.                                                                                  201,168
       4,760   Cendant Corporation                                                                                 97,770
       1,000   CNF, Inc.                                                                                           46,790
       4,920   Danaher Corporation                                                                                262,777
       2,820   FedEx Corporation                                                                                  264,939
       1,250   General Dynamics Corporation                                                                       133,812
      25,210   General Electric Company                                                                           909,073
       2,900   Honeywell International, Inc.                                                                      107,909
       1,700   Illinois Tool Works, Inc.                                                                          152,201
       1,100   Ingersoll-Rand Company                                                                              87,615
       2,400   L-3 Communications Holdings, Inc.                                                                  170,448
      10,800   Northwest Airlines Corporation(b,c)                                                                 72,252
       2,600   Robert Half International, Inc.                                                                     70,096
      12,790   Tyco International, Ltd.                                                                           432,302
       2,420   United Parcel Service, Inc.                                                                        176,031
       1,900   United Technologies Corporation                                                                    193,154
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                4,139,563
=========================================================================================================================

Information Technology (24.8%)
-------------------------------------------------------------------------------------------------------------------------
       5,750   Accenture, Ltd.(b)                                                                                 138,862
       2,950   Adobe Systems, Inc.                                                                                198,152
       2,500   Altera Corporation(b)                                                                               49,450
       4,110   Analog Devices, Inc.                                                                               148,535
       7,300   Apple Computer, Inc.(b)                                                                            304,191
      13,220   Applied Materials, Inc.(b)                                                                         214,825
       3,000   ASML Holding NV ADR(b)                                                                              50,310
       2,600   ATI Technologies, Inc.(b)                                                                           44,876
       1,500   Automatic Data Processing, Inc.                                                                     67,425
       1,600   Business Objects SA ADR(b,c)                                                                        43,024
      41,870   Cisco Systems, Inc.(b)                                                                             749,054
       1,950   Cognizant Technology Solutions
               Corporation(b)                                                                                      90,090
      17,900   Compuware Corporation(b)                                                                           128,880
       4,400   Comverse Technology, Inc.(b)                                                                       110,968
       3,980   Corning, Inc.(b)                                                                                    44,297
      26,170   Dell, Inc.(b)                                                                                    1,005,451
       4,900   Electronic Arts, Inc.(b)                                                                           253,722
      17,900   EMC Corporation(b)                                                                                 220,528
       3,650   First Data Corporation                                                                             143,482
         850   Google, Inc.(b)                                                                                    153,434
       1,000   Hyperion Solutions Corporation(b)                                                                   44,110
         500   Infosys Technologies, Ltd. ADR(c)                                                                   36,865
      29,950   Intel Corporation                                                                                  695,738
       2,000   International Business Machines
               Corporation                                                                                        182,760
       4,950   Juniper Networks, Inc.(b)                                                                          109,197
       2,400   KLA-Tencor Corporation(b)                                                                          110,424
       5,830   Linear Technology Corporation                                                                      223,347
      27,600   Lucent Technologies, Inc.(b,c)                                                                      75,900
       4,500   Marvell Technology Group, Ltd.(b)                                                                  172,530
       4,680   Maxim Integrated Products, Inc.                                                                    191,272
       2,700   Mercury Interactive Corporation(b)                                                                 127,926
      45,270   Microsoft Corporation                                                                            1,094,179
       7,100   Motorola, Inc.                                                                                     106,287
       2,600   Network Appliance, Inc.(b)                                                                          71,916
       6,730   Nokia Oyj ADR(b)                                                                                   103,844
      23,800   Oracle Corporation(b)                                                                              297,024
      14,400   Parametric Technology Corporation(b)                                                                80,496
       5,200   Paychex, Inc.                                                                                      170,664
      15,400   QUALCOMM, Inc.                                                                                     564,410
       5,200   Quest Software, Inc.(b)                                                                             71,968
       2,100   Research in Motion, Ltd.(b)                                                                        160,482
      12,100   Sanmina-SCI Corporation(b)                                                                          63,162
       2,900   SAP AG                                                                                             116,232
       5,600   Skyworks Solutions, Inc.(b)                                                                         35,560
      12,720   Symantec Corporation(b)                                                                            271,318
      11,650   Texas Instruments, Inc.                                                                            296,958
       4,200   TIBCO Software, Inc.(b)                                                                             31,290
       5,500   VeriSign, Inc.(b)                                                                                  157,850
       5,850   Xilinx, Inc.                                                                                       170,996
      18,000   Yahoo!, Inc.(b)                                                                                    610,200
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    10,604,461
=========================================================================================================================

Materials (1.6%)
-------------------------------------------------------------------------------------------------------------------------
       1,600   Arch Coal, Inc.                                                                                     68,816
       1,900   Dow Chemical Company                                                                                94,715
       1,800   Monsanto Company                                                                                   116,100
       2,000   Newmont Mining Corporation                                                                          84,500
       1,200   Peabody Energy Corporation                                                                          55,632
       2,500   Praxair, Inc.                                                                                      119,650
       1,050   United States Steel Corporation                                                                     53,392
       1,300   Weyerhaeuser Company                                                                                89,050
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                    681,855
=========================================================================================================================

Miscellaneous (0.7%)
-------------------------------------------------------------------------------------------------------------------------
       2,450   Midcap SPDR Trust Series 1(c)                                                                      294,882
-------------------------------------------------------------------------------------------------------------------------
               Total Miscellaneous                                                                                294,882
=========================================================================================================================

Telecommunications Services (1.1%)
-------------------------------------------------------------------------------------------------------------------------
       1,400   ALLTEL Corporation                                                                                  76,790
       1,100   America Movil SA de CV ADR                                                                          56,760
       3,650   Nextel Communications, Inc.(b)                                                                     103,733
       6,400   Sprint Corporation                                                                                 145,600
       3,400   Vodafone Group plc ADR                                                                              90,304
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                                  473,187
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $39,252,089)                                                           40,842,615
=========================================================================================================================


      Shares   Collateral Held for Securities Loaned (3.1%)          Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   1,306,663   Thrivent Financial Securities Lending
               Trust                                                            2.740%              N/A        $1,306,663
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $1,306,663)                                                                         1,306,663
=========================================================================================================================

      Shares   Short-Term Investments (1.5%)                         Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
     648,394   Thrivent Money Market Portfolio                                  2.310%              N/A          $648,394
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized
               cost)                                                                                              648,394
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $41,207,146)                                                           $42,797,672
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(e) The interest rate shown reflects the yield.

(d) At March 31, 2005, 300 shares of KB Home common stock valued at $35,238 were earmarked as collateral to cover call options written as follows:

                         Number of        Exercise        Expiration                           Unrealized
Call Options             Contracts          Price             Date               Value            Loss
-----------------------------------------------------------------------------------------------------------
KB Home                   3              $120             April 2005             $(705)           $139

(f) Miscellaneous footnote:

ADR -- American Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing U.S.
depository bank.

At March 31, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments, based on cost for federal income tax purposes, were $3,479,837 and $(1,889,311), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.




Thrivent Series Fund, Inc.
Notes to Schedules of Investments
March 31, 2005 (unaudited)


SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield Portfolio and High Yield Portfolio II invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Partner Growth Stock Portolio

Schedule of Investments

As of March 31, 2005
(unaudited)




Partner Growth Stock Portolio
Schedule of Investments as of March 31, 2005 (unaudited)(a)

      Shares   Common Stock (92.5%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (17.0%)
-------------------------------------------------------------------------------------------------------------------------
      18,850   Best Buy Company, Inc.                                                                          $1,018,088
      26,800   Carnival Corporation                                                                             1,388,508
      42,100   Comcast Corporation(b)                                                                           1,406,140
      12,600   E.W. Scripps Company                                                                               614,250
      11,800   eBay, Inc.(b)                                                                                      439,668
      19,500   EchoStar Communications Corporation                                                                570,375
      14,000   Family Dollar Stores, Inc.                                                                         425,040
       6,900   Harley-Davidson, Inc.                                                                              398,544
       1,578   Hermes International(b,c,d)                                                                        318,382
      27,600   Home Depot, Inc.                                                                                 1,055,424
      26,600   IAC/InterActiveCorp(b)                                                                             592,382
      21,400   Industria de Diseno Textil SA
               (Inditex)(b,d)                                                                                     641,441
      35,400   International Game Technology                                                                      943,764
      46,800   Kingfisher plc(b,d)                                                                                255,278
      20,900   Kohl's Corporation(b)                                                                            1,079,067
     166,632   Liberty Media Corporation(b)                                                                     1,727,974
       3,300   MGM MIRAGE(b)                                                                                      233,706
      78,300   News Corporation                                                                                 1,324,836
      19,100   PETsMART, Inc.                                                                                     549,125
      30,000   Target Corporation                                                                               1,500,600
      63,600   Time Warner, Inc.(b)                                                                             1,116,180
      26,300   Univision Communications, Inc.(b)                                                                  728,247
      24,200   Viacom, Inc.                                                                                       842,886
       8,300   Wal-Mart de Mexico                                                                                 290,981
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    19,460,886
=========================================================================================================================

Consumer Staples (5.6%)
-------------------------------------------------------------------------------------------------------------------------
      12,900   Coca-Cola Company                                                                                  537,543
      61,400   Compass Group plc(b,d)                                                                             280,117
      14,000   Gillette Company                                                                                   706,720
       8,300   PepsiCo, Inc.                                                                                      440,149
      23,500   SYSCO Corporation                                                                                  841,300
      52,000   Wal-Mart de Mexico SA de CV(b)                                                                     182,301
      50,000   Wal-Mart Stores, Inc.                                                                            2,505,500
      21,800   Walgreen Company                                                                                   968,356
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           6,461,986
=========================================================================================================================

Energy (4.5%)
-------------------------------------------------------------------------------------------------------------------------
      27,500   Baker Hughes, Inc.                                                                               1,223,475
      19,800   ChevronTexaco Corporation                                                                        1,154,538
      23,400   Exxon Mobil Corporation                                                                          1,394,640
      19,000   Schlumberger, Ltd.                                                                               1,339,120
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     5,111,773
=========================================================================================================================

Financials (17.2%)
-------------------------------------------------------------------------------------------------------------------------
      12,000   ACE, Ltd.(c)                                                                                       495,240
      23,700   American Express Company                                                                         1,217,469
      45,300   American International Group, Inc.                                                               2,510,073
      50,800   Ameritrade Holding Corporation(b,c)                                                                518,668
      21,800   Anglo Irish Bank Corporation plc(b,d)                                                              546,519
      48,500   Charles Schwab Corporation                                                                         509,735
      77,300   Citigroup, Inc.                                                                                  3,473,862
       8,200   Countrywide Financial Corporation                                                                  266,172
      10,900   Credit Suisse Group(b,c,d)                                                                         467,905
      11,100   Genworth Financial, Inc.(c)                                                                        305,472
       4,900   Goldman Sachs Group, Inc.                                                                          538,951
      17,400   Hartford Financial Services Group, Inc.                                                          1,192,944
      10,900   Marsh & McLennan Companies, Inc.                                                                   331,578
      18,100   Mellon Financial Corporation                                                                       516,574
      18,400   Merrill Lynch & Company, Inc.                                                                    1,041,440
      13,400   Northern Trust Corporation                                                                         582,096
      19,600   SLM Corporation                                                                                    976,864
      42,000   State Street Corporation                                                                         1,836,240
      29,800   U.S. Bancorp                                                                                       858,836
      17,500   UBS AG(b,c,d)                                                                                    1,483,615
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                19,670,253
=========================================================================================================================

Health Care (11.7%)
-------------------------------------------------------------------------------------------------------------------------
      23,500   Amgen, Inc.(b)                                                                                   1,367,935
       5,500   Biogen Idec, Inc.(b)                                                                               189,805
      14,700   Biomet, Inc.                                                                                       533,610
      11,300   Elan Corporation plc ADR(b,c)                                                                       36,612
       3,900   Forest Laboratories, Inc.(b)                                                                       144,105
       9,300   Genentech, Inc.(b)                                                                                 526,473
      24,900   Gilead Sciences, Inc.(b)                                                                           891,420
      17,300   Johnson & Johnson                                                                                1,161,868
      21,300   Medtronic, Inc.                                                                                  1,085,235
      32,140   Pfizer, Inc.                                                                                       844,318
      12,300   Stryker Corporation                                                                                548,703
      19,100   Teva Pharmaceutical Industries, Ltd.                                                               592,100
      30,600   UnitedHealth Group, Inc.                                                                         2,918,628
      15,500   WellPoint, Inc.(b)                                                                               1,942,925
      15,100   Wyeth                                                                                              636,918
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               13,420,655
=========================================================================================================================

Industrials (9.0%)
-------------------------------------------------------------------------------------------------------------------------
      15,800   Apollo Group, Inc.(b)                                                                            1,170,148
      55,700   Cendant Corporation                                                                              1,144,078
      32,800   Danaher Corporation                                                                              1,751,848
      13,900   Deere & Company                                                                                    933,107
      80,900   General Electric Company                                                                         2,917,254
      55,100   Tyco International, Ltd.                                                                         1,862,380
       7,800   United Parcel Service, Inc.                                                                        567,372
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               10,346,187
=========================================================================================================================

Information Technology (22.1%)
-------------------------------------------------------------------------------------------------------------------------
      60,500   Accenture, Ltd.(b)                                                                               1,461,075
       7,400   Adobe Systems, Inc.                                                                                497,058
      26,600   Affiliated Computer Services, Inc.(b)                                                            1,416,184
      29,900   Analog Devices, Inc.                                                                             1,080,586
      38,700   ASML Holding NV(b,c,d)                                                                             654,183
      15,300   Automatic Data Processing, Inc.                                                                    687,735
      33,900   Cisco Systems, Inc.(b)                                                                             606,471
     110,100   Corning, Inc.(b)                                                                                 1,225,413
      49,100   Dell, Inc.(b)                                                                                    1,886,422
      40,900   EMC Corporation(b)                                                                                 503,888
      21,200   First Data Corporation                                                                             833,372
      20,800   Fiserv, Inc.(b)                                                                                    827,840
       1,900   Google, Inc.(b)                                                                                    342,969
      74,100   Intel Corporation                                                                                1,721,343
      13,000   Intuit, Inc.(b)                                                                                    569,010
      17,700   Juniper Networks, Inc.(b)                                                                          390,462
      12,900   Maxim Integrated Products, Inc.                                                                    527,223
       9,600   Mercury Interactive Corporation(b)                                                                 454,848
     132,500   Microsoft Corporation                                                                            3,202,525
      39,200   Nokia Oyj(b,d)                                                                                     606,250
      70,400   Oracle Corporation(b)                                                                              878,592
      16,000   QUALCOMM, Inc.                                                                                     586,400
      25,600   Red Hat, Inc.(b,c)                                                                                 279,296
       7,300   Research in Motion, Ltd.(b)                                                                        557,866
       1,520   Samsung Electronics Company, Ltd.(b,d)                                                             749,201
      21,700   Symantec Corporation(b)                                                                            462,861
      14,600   Texas Instruments, Inc.                                                                            372,154
      25,000   Xilinx, Inc.                                                                                       730,750
      33,800   Yahoo!, Inc.(b)                                                                                  1,145,820
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    25,257,797
=========================================================================================================================

Materials (1.9%)
-------------------------------------------------------------------------------------------------------------------------
      79,500   BHP Billiton, Ltd.(b,d)                                                                          1,110,245
       3,200   Nucor Corporation(c)                                                                               184,192
      26,300   Rio Tinto plc(b,d)                                                                                 850,198
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  2,144,635
=========================================================================================================================

Telecommunications Services (3.5%)
-------------------------------------------------------------------------------------------------------------------------
       9,900   America Movil SA de CV ADR                                                                         510,840
      34,800   Crown Castle International Corporation(b)                                                          558,888
      28,000   Nextel Communications, Inc.(b)                                                                     795,760
      32,900   Sprint Corporation                                                                                 748,475
       6,800   Telus Corporation                                                                                  209,508
       7,400   Telus Corporation                                                                                  237,859
     241,400   Vodafone Group plc(b,d)                                                                            641,042
      12,500   Vodafone Group plc ADR(c)                                                                          332,000
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                                4,034,372
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $95,374,542)                                                          105,908,544
=========================================================================================================================


      Shares   Collateral Held for Securities Loaned (4.5%)          Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   5,134,525   Thrivent Financial Securities Lending
               Trust                                                            2.740%              N/A        $5,134,525
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $5,134,525)                                                                         5,134,525
=========================================================================================================================

   Principal
      Amount   Short-Term Investments (3.0%)                         Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $3,394,000   State Street Bank Repurchase Agreement(f)                        1.850%         4/1/2005        $3,394,000
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized
               cost)                                                                                            3,394,000
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $103,903,067)                                                         $114,437,069
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) Security is fair valued as discussed in the notes to the financial statements.

(e) The interest rate shown reflects the yield.

(f) Repurchase agreement dated March 31, 2004,
    $3,394,174 maturing April 1, 2005,
    collateralized by $3,464,444 of Federal
    National Mortgage Association Medium Term
    Notes, 3.250% due February 15, 2009.

(g) Miscellaneous footnote:

ADR -- American Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing U.S.
depository bank.

At March 31, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments, based on cost for federal income tax purposes, were $13,905,373 and $(3,371,371), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.



Thrivent Series Fund, Inc.
Notes to Schedules of Investments
March 31, 2005 (unaudited)


SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield Portfolio and High Yield Portfolio II invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Large Cap Value Portfolio

Schedule of Investments

As of March 31, 2005
(unaudited)




Large Cap Value Portfolio
Schedule of Investments as of March 31, 2005 (unaudited)(a)

      Shares   Common Stock (92.2%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (8.8%)
-------------------------------------------------------------------------------------------------------------------------
      67,500   Barnes & Noble, Inc.(b)                                                                         $2,328,075
      22,100   Carnival Corporation                                                                             1,145,001
      57,200   Comcast Corporation(b)                                                                           1,932,216
      41,700   Home Depot, Inc.                                                                                 1,594,608
      47,200   J.C. Penney Company, Inc. (Holding
               Company)                                                                                         2,450,624
      35,400   Johnson Controls, Inc.                                                                           1,973,904
     191,500   Liberty Media Corporation(b)                                                                     1,985,855
     118,800   McDonald's Corporation                                                                           3,699,432
      21,800   McGraw-Hill Companies, Inc.                                                                      1,902,050
      68,200   Sherwin-Williams Company                                                                         3,000,118
      38,355   Target Corporation                                                                               1,918,517
     397,900   Time Warner, Inc.(b)                                                                             6,983,145
      21,000   Viacom, Inc.                                                                                       731,430
     128,500   Walt Disney Company                                                                              3,691,805
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    35,336,780
=========================================================================================================================

Consumer Staples (6.9%)
-------------------------------------------------------------------------------------------------------------------------
      88,000   Altria Group, Inc.                                                                               5,754,320
      43,500   Archer-Daniels-Midland Company                                                                   1,069,230
      90,600   Costco Wholesale Corporation                                                                     4,002,708
      82,310   CVS Corporation                                                                                  4,331,152
      36,900   General Mills, Inc.                                                                              1,813,635
      40,900   Kellogg Company                                                                                  1,769,743
      78,345   Kimberly-Clark Corporation                                                                       5,149,617
      35,400   PepsiCo, Inc.                                                                                    1,877,262
      26,700   Reynolds American, Inc.(c)                                                                       2,151,753
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                          27,919,420
=========================================================================================================================

Energy (11.1%)
-------------------------------------------------------------------------------------------------------------------------
      34,040   Apache Corporation                                                                               2,084,269
      52,300   BP plc                                                                                           3,263,520
     102,166   ChevronTexaco Corporation                                                                        5,957,299
      60,679   ConocoPhillips                                                                                   6,543,623
      47,400   Devon Energy Corporation                                                                         2,263,350
     247,400   Exxon Mobil Corporation                                                                         14,745,040
      68,100   Halliburton Company                                                                              2,945,325
      51,200   National Oilwell Varco, Inc.(b,c)                                                                2,391,040
      21,800   Precision Drilling Corporation(b)                                                                1,627,588
      61,400   Transocean, Inc.(b)                                                                              3,159,644
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    44,980,698
=========================================================================================================================

Financials (24.5%)
-------------------------------------------------------------------------------------------------------------------------
      44,200   A.G. Edwards, Inc.(c)                                                                            1,980,160
      74,700   Allstate Corporation                                                                             4,038,282
      99,300   American International Group, Inc.                                                               5,502,213
      55,700   Associated Banc-Corp                                                                             1,739,511
     280,250   Bank of America Corporation                                                                     12,359,025
      24,900   Capital One Financial Corporation                                                                1,861,773
      24,100   Chubb Corporation                                                                                1,910,407
      46,200   CIT Group, Inc.                                                                                  1,755,600
     275,245   Citigroup, Inc.                                                                                 12,369,510
      29,100   Equity Office Properties Trust                                                                     876,783
      23,300   Everest Re Group, Ltd.                                                                           1,983,063
      48,475   Federal Home Loan Mortgage Corporation                                                           3,063,620
      26,100   Goldman Sachs Group, Inc.                                                                        2,870,739
      25,315   Hartford Financial Services Group, Inc.                                                          1,735,596
     148,952   J.P. Morgan Chase & Company                                                                      5,153,739
      59,500   Marsh & McLennan Companies, Inc.                                                                 1,809,990
      64,800   Mellon Financial Corporation                                                                     1,849,392
      65,300   Merrill Lynch & Company, Inc.                                                                    3,695,980
      55,800   Morgan Stanley and Company                                                                       3,194,550
      40,400   Northern Trust Corporation                                                                       1,754,976
      17,300   PMI Group, Inc.                                                                                    657,573
      74,300   Principal Financial Group, Inc.                                                                  2,859,807
     117,600   Providian Financial Corporation(b)                                                               2,018,016
      56,100   Prudential Financial, Inc.                                                                       3,220,140
      21,000   Simon Property Group, Inc.(c)                                                                    1,272,180
      51,400   St. Paul Travelers Companies, Inc.                                                               1,887,922
      56,900   State Street Corporation                                                                         2,487,668
      65,700   U.S. Bancorp                                                                                     1,893,474
      91,016   Wachovia Corporation                                                                             4,633,625
      71,895   Wells Fargo & Company                                                                            4,299,321
      29,000   Zions Bancorporation                                                                             2,001,580
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                98,736,215
=========================================================================================================================

Health Care (8.3%)
-------------------------------------------------------------------------------------------------------------------------
      46,200   Abbott Laboratories                                                                              2,153,844
      26,500   Aetna, Inc.                                                                                      1,986,175
      84,800   HCA, Inc.                                                                                        4,542,736
      98,125   Johnson & Johnson                                                                                6,590,075
     132,744   Medco Health Solutions, Inc.(b)                                                                  6,580,120
      46,700   Merck & Company, Inc.                                                                            1,511,679
     116,600   Pfizer, Inc.                                                                                     3,063,082
      98,100   Sanofi-Aventis ADR(c)                                                                            4,153,554
      23,600   WellPoint, Inc.(b)                                                                               2,958,260
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               33,539,525
=========================================================================================================================

Industrials (11.9%)
-------------------------------------------------------------------------------------------------------------------------
      66,500   AMR Corporation(b,c)                                                                               711,550
      21,000   Boeing Company                                                                                   1,227,660
      55,300   Canadian National Railway Company                                                                3,501,043
      23,100   Caterpillar, Inc.                                                                                2,112,264
      68,600   Emerson Electric Company                                                                         4,454,198
       9,200   FedEx Corporation                                                                                  864,340
       9,500   General Dynamics Corporation                                                                     1,016,975
     175,100   General Electric Company                                                                         6,314,106
      61,880   Honeywell International, Inc.                                                                    2,302,555
      19,000   Lockheed Martin Corporation                                                                      1,160,140
      31,000   Northrop Grumman Corporation                                                                     1,673,380
      63,500   Parker-Hannifin Corporation                                                                      3,868,420
      23,000   Raytheon Company                                                                                   890,100
      96,400   Republic Services, Inc.                                                                          3,227,472
      53,000   Textron, Inc.                                                                                    3,954,860
     217,975   Tyco International, Ltd.                                                                         7,367,555
      33,400   United Technologies Corporation                                                                  3,395,444
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               48,042,062
=========================================================================================================================

Information Technology (9.0%)
-------------------------------------------------------------------------------------------------------------------------
      64,600   Amdocs, Ltd.(b)                                                                                  1,834,640
      57,040   Applied Materials, Inc.(b)                                                                         926,900
     108,300   ASML Holding NV ADR(b,c)                                                                         1,816,191
     413,200   Cisco Systems, Inc.(b)                                                                           7,392,148
      96,000   Comverse Technology, Inc.(b)                                                                     2,421,120
      36,050   First Data Corporation                                                                           1,417,126
     139,400   Hewlett-Packard Company                                                                          3,058,436
      41,300   Intel Corporation                                                                                  959,399
      19,400   International Business Machines
               Corporation                                                                                      1,772,772
      20,100   Lexmark International, Inc.(b)                                                                   1,607,397
     177,800   Microsoft Corporation                                                                            4,297,426
     563,090   Nokia Oyj ADR(b)                                                                                 8,688,479
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    36,192,034
=========================================================================================================================

Materials (5.1%)
-------------------------------------------------------------------------------------------------------------------------
      21,000   Alcan, Inc.                                                                                        796,320
      64,295   Alcoa, Inc.                                                                                      1,953,925
      36,600   BASF AG(c)                                                                                       2,582,130
      68,600   Dow Chemical Company                                                                             3,419,710
      81,200   E.I. du Pont de Nemours and Company                                                              4,160,688
      47,140   International Paper Company                                                                      1,734,281
      60,000   MeadWestvaco Corporation                                                                         1,909,200
       3,840   Novelis, Inc.                                                                                       84,173
      48,800   Praxair, Inc.                                                                                    2,335,568
      25,000   Weyerhaeuser Company                                                                             1,712,500
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                 20,688,495
=========================================================================================================================

Telecommunications Services (3.7%)
-------------------------------------------------------------------------------------------------------------------------
      61,750   BellSouth Corporation                                                                            1,623,408
      29,100   Nextel Communications, Inc.(b)                                                                     827,022
      64,540   SBC Communications, Inc.                                                                         1,528,953
      83,100   Sprint Corporation                                                                               1,890,525
     171,855   Verizon Communications, Inc.                                                                     6,100,852
     108,500   Vodafone Group plc ADR(c)                                                                        2,881,760
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                               14,852,520
=========================================================================================================================

Utilities (2.9%)
-------------------------------------------------------------------------------------------------------------------------
      26,585   Dominion Resources, Inc.                                                                         1,978,722
      27,400   Entergy Corporation                                                                              1,936,084
      81,500   Exelon Corporation                                                                               3,740,035
      48,100   FirstEnergy Corporation                                                                          2,017,795
      17,600   PPL Corporation                                                                                    950,224
      13,800   TXU Corporation                                                                                  1,098,894
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 11,721,754
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $323,580,193)                                                         372,009,503
=========================================================================================================================


      Shares   Collateral Held for Securities Loaned (3.4%)          Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  13,591,385   Thrivent Financial Securities Lending
               Trust                                                            2.740%              N/A       $13,591,385
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $13,591,385)                                                                       13,591,385
=========================================================================================================================

   Shares or
   Principal
      Amount   Short-Term Investments (4.4%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $4,000,000   Nestle Capital Corporation                                       2.730%        4/12/2005        $3,996,663
   4,515,000   New Center Asset Trust                                           2.840          4/1/2005         4,515,000
   9,365,158   Thrivent Money Market Portfolio                                  2.310               N/A         9,365,158
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized
               cost)                                                                                           17,876,821
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $355,048,399)                                                         $403,477,709
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yieldor, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Miscellaneous footnote:

ADR -- American Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing U.S.
depository bank.

At March 31, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments, based on cost for federal income tax purposes, were $54,795,761 and $(6,366,451), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.




Thrivent Series Fund, Inc.
Notes to Schedules of Investments
March 31, 2005 (unaudited)


SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield Portfolio and High Yield Portfolio II invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Large Cap Stock Portfolio

Schedule of Investments

As of March 31, 2005
(unaudited)




Large Cap Stock Portfolio
Schedule of Investments as of March 31, 2005 (unaudited)(a)

      Shares   Common Stock (91.9%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (13.6%)
-------------------------------------------------------------------------------------------------------------------------
      21,800   American Eagle Outfitters, Inc.                                                                   $644,190
      11,000   Autoliv, Inc.                                                                                      524,150
      20,400   Best Buy Company, Inc.                                                                           1,101,804
      15,900   Black & Decker Corporation                                                                       1,255,941
      67,700   Brunswick Corporation                                                                            3,171,745
      49,800   Carnival Corporation                                                                             2,580,138
     200,200   Comcast Corporation(b)                                                                           6,686,680
      78,866   D.R. Horton, Inc.                                                                                2,306,042
      42,200   eBay, Inc.(b)                                                                                    1,572,372
      45,800   Fortune Brands, Inc.                                                                             3,692,854
      61,900   Harley-Davidson, Inc.                                                                            3,575,344
      83,200   Home Depot, Inc.                                                                                 3,181,568
      36,300   J.C. Penney Company, Inc. (Holding
               Company)                                                                                         1,884,696
      47,600   Kohl's Corporation(b)                                                                            2,457,588
      38,200   Lowe's Companies, Inc.                                                                           2,180,838
     126,300   McDonald's Corporation                                                                           3,932,982
      20,200   McGraw-Hill Companies, Inc.                                                                      1,762,450
      50,500   MGM MIRAGE(b)                                                                                    3,576,410
       5,200   Mohawk Industries, Inc.(b)                                                                         438,360
      47,000   Nordstrom, Inc.                                                                                  2,602,860
      25,400   Pulte Homes, Inc.                                                                                1,870,202
      42,900   Staples, Inc.                                                                                    1,348,347
      49,900   Starwood Hotels & Resorts Worldwide, Inc.                                                        2,995,497
      74,500   Target Corporation                                                                               3,726,490
     145,400   Time Warner, Inc.(b)                                                                             2,551,770
     109,400   Walt Disney Company                                                                              3,143,062
      30,300   Yum! Brands, Inc.                                                                                1,569,843
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    66,334,223
=========================================================================================================================

Consumer Staples (8.2%)
-------------------------------------------------------------------------------------------------------------------------
      96,500   Altria Group, Inc.                                                                               6,310,135
      36,200   Anheuser-Busch Companies, Inc.                                                                   1,715,518
     161,500   Archer-Daniels-Midland Company                                                                   3,969,670
      20,700   Avon Products, Inc.                                                                                888,858
      42,000   Coca-Cola Company                                                                                1,750,140
      35,300   General Mills, Inc.                                                                              1,734,995
      24,400   Kellogg Company                                                                                  1,055,788
      53,700   Kimberly-Clark Corporation                                                                       3,529,701
      27,700   Kraft Foods, Inc.(c)                                                                               915,485
      51,900   PepsiCo, Inc.                                                                                    2,752,257
     148,700   Procter & Gamble Company                                                                         7,881,100
      30,300   SUPERVALU, Inc.                                                                                  1,010,505
     129,400   Wal-Mart Stores, Inc.                                                                            6,484,234
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                          39,998,386
=========================================================================================================================

Energy (8.0%)
-------------------------------------------------------------------------------------------------------------------------
      28,900   Apache Corporation                                                                               1,769,547
      27,400   BJ Services Company                                                                              1,421,512
      50,500   Burlington Resources, Inc.                                                                       2,528,535
      28,400   Chesapeake Energy Corporation(c)                                                                   623,096
     122,500   ChevronTexaco Corporation                                                                        7,142,975
      28,800   ConocoPhillips                                                                                   3,105,792
      22,500   EOG Resources, Inc.                                                                              1,096,650
     267,400   Exxon Mobil Corporation                                                                         15,937,040
      18,800   Halliburton Company                                                                                813,100
      10,800   Nabors Industries, Ltd.(b)                                                                         638,712
      27,900   Patterson-UTI Energy, Inc.                                                                         698,058
       8,900   Precision Drilling Corporation(b)                                                                  664,474
      16,600   Schlumberger, Ltd.                                                                               1,169,968
       8,400   Smith International, Inc.                                                                          526,932
      13,400   Unocal Corporation                                                                                 826,646
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    38,963,037
=========================================================================================================================

Financials (15.4%)
-------------------------------------------------------------------------------------------------------------------------
      27,300   American Capital Strategies, Ltd.(c)                                                               857,493
     150,600   American Express Company                                                                         7,736,322
     158,100   American International Group, Inc.                                                               8,760,321
     194,900   Bank of America Corporation                                                                      8,595,090
      23,100   Bear Stearns Companies, Inc.                                                                     2,307,690
      55,600   Cincinnati Financial Corporation                                                                 2,424,716
      22,600   CIT Group, Inc.                                                                                    858,800
     256,100   Citigroup, Inc.                                                                                 11,509,134
      22,600   Federal National Mortgage Corporation                                                            1,230,570
      20,200   Franklin Resources, Inc.                                                                         1,386,730
      52,200   Goldman Sachs Group, Inc.                                                                        5,741,478
     122,496   J.P. Morgan Chase & Company                                                                      4,238,362
      42,600   Merrill Lynch & Company, Inc.                                                                    2,411,160
      56,800   MetLife, Inc.                                                                                    2,220,880
      66,700   Morgan Stanley and Company                                                                       3,818,575
      24,500   Progressive Corporation                                                                          2,248,120
      49,100   Prudential Financial, Inc.                                                                       2,818,340
      24,800   Wachovia Corporation                                                                             1,262,568
      84,600   Wells Fargo & Company                                                                            5,059,080
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                75,485,429
=========================================================================================================================

Health Care (12.8%)
-------------------------------------------------------------------------------------------------------------------------
      44,500   Abbott Laboratories                                                                              2,074,590
      71,400   Amgen, Inc.(b)                                                                                   4,156,194
      19,300   Bausch & Lomb, Inc.                                                                              1,414,690
      15,700   Becton, Dickinson and Company                                                                      917,194
      51,300   C.R. Bard, Inc.                                                                                  3,492,504
      41,000   Caremark Rx, Inc.(b)                                                                             1,630,980
         200   Dentsply International, Inc.(c)                                                                     10,882
      33,700   Eli Lilly and Company                                                                            1,755,770
      33,300   Genzyme Corporation(b)                                                                           1,906,092
      19,000   Guidant Corporation                                                                              1,404,100
      25,700   Henry Schein, Inc.(b,c)                                                                            921,088
     150,900   Johnson & Johnson                                                                               10,134,444
      18,900   Laboratory Corporation of America
               Holdings(b,c)                                                                                      910,980
      69,700   Medtronic, Inc.                                                                                  3,551,215
      63,300   Merck & Company, Inc.                                                                            2,049,021
     319,100   Pfizer, Inc.                                                                                     8,382,757
      41,800   St. Jude Medical, Inc.(b)                                                                        1,504,800
      78,000   Teva Pharmaceutical Industries, Ltd.(c)                                                          2,418,000
      44,500   UnitedHealth Group, Inc.                                                                         4,244,410
      36,000   WellPoint, Inc.(b)                                                                               4,512,600
      61,800   Wyeth                                                                                            2,606,724
      34,300   Zimmer Holdings, Inc.(b)                                                                         2,668,883
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               62,667,918
=========================================================================================================================

Industrials (10.7%)
-------------------------------------------------------------------------------------------------------------------------
      34,000   3M Company                                                                                       2,913,460
      17,700   Caterpillar, Inc.                                                                                1,618,488
     131,700   Cendant Corporation                                                                              2,705,118
      44,300   Danaher Corporation                                                                              2,366,063
      64,600   Eaton Corporation                                                                                4,224,840
      42,600   General Dynamics Corporation                                                                     4,560,330
     350,300   General Electric Company                                                                        12,631,818
      39,500   Ingersoll-Rand Company                                                                           3,146,175
     117,400   Norfolk Southern Corporation                                                                     4,349,670
      37,600   PACCAR, Inc.                                                                                     2,721,864
      10,700   Parker-Hannifin Corporation                                                                        651,844
     168,400   Tyco International, Ltd.                                                                         5,691,920
      48,200   United Technologies Corporation                                                                  4,900,012
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               52,481,602
=========================================================================================================================

Information Technology (14.7%)
-------------------------------------------------------------------------------------------------------------------------
      47,600   Adobe Systems, Inc.                                                                              3,197,292
      24,300   Affiliated Computer Services, Inc.(b)                                                            1,293,732
      11,100   Alliance Data Systems Corporation(b)                                                               448,440
      30,500   Analog Devices, Inc.                                                                             1,102,270
      32,300   Apple Computer, Inc.(b)                                                                          1,345,941
     104,900   Applied Materials, Inc.(b)                                                                       1,704,625
      24,700   ATI Technologies, Inc.(b)                                                                          426,322
     367,000   Cisco Systems, Inc.(b)                                                                           6,565,630
      54,200   Corning, Inc.(b)                                                                                   603,246
     146,800   Dell, Inc.(b)                                                                                    5,640,056
     113,500   EMC Corporation(b)                                                                               1,398,320
      89,900   First Data Corporation                                                                           3,533,969
      64,400   Hewlett-Packard Company                                                                          1,412,936
     260,700   Intel Corporation                                                                                6,056,061
      50,200   International Business Machines
               Corporation                                                                                      4,587,276
     459,100   JDS Uniphase Corporation(b)                                                                        766,697
      10,700   Lexmark International, Inc.(b)                                                                     855,679
      18,500   Linear Technology Corporation                                                                      708,735
      96,500   LSI Logic Corporation(b,c)                                                                         539,435
      13,900   Maxim Integrated Products, Inc.                                                                    568,093
     581,200   Microsoft Corporation                                                                           14,047,604
     184,500   Motorola, Inc.                                                                                   2,761,965
     140,900   Nortel Networks Corporation(b)                                                                     384,657
      20,000   NVIDIA Corporation(b)                                                                              475,200
     284,900   Oracle Corporation(b)                                                                            3,555,552
      86,400   QUALCOMM, Inc.                                                                                   3,166,560
      75,000   Texas Instruments, Inc.                                                                          1,911,750
     153,300   Xerox Corporation(b)                                                                             2,322,495
      14,600   Xilinx, Inc.                                                                                       426,758
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    71,807,296
=========================================================================================================================

Materials (3.2%)
-------------------------------------------------------------------------------------------------------------------------
      20,300   Ball Corporation                                                                                   842,044
      60,300   Dow Chemical Company                                                                             3,005,955
      14,600   Eastman Chemical Company                                                                           861,400
      25,400   Georgia-Pacific Corporation                                                                        901,446
      19,700   Nucor Corporation(c)                                                                             1,133,932
      40,100   Peabody Energy Corporation                                                                       1,859,036
      17,500   Phelps Dodge Corporation                                                                         1,780,275
      17,300   PPG Industries, Inc.                                                                             1,237,296
      44,600   Praxair, Inc.                                                                                    2,134,556
      27,000   Weyerhaeuser Company                                                                             1,849,500
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                 15,605,440
=========================================================================================================================

Miscellaneous (1.9%)
-------------------------------------------------------------------------------------------------------------------------
      78,100   S&P 500 Large Index Depository Receipts(c)                                                       9,215,800
-------------------------------------------------------------------------------------------------------------------------
               Total Miscellaneous                                                                              9,215,800
=========================================================================================================================

Telecommunications Services (1.9%)
-------------------------------------------------------------------------------------------------------------------------
      99,000   Nextel Communications, Inc.(b)                                                                   2,813,580
      76,700   SBC Communications, Inc.                                                                         1,817,023
      84,500   Sprint Corporation                                                                               1,922,375
      81,000   Verizon Communications, Inc.                                                                     2,875,500
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                                9,428,478
=========================================================================================================================

Utilities (1.5%)
-------------------------------------------------------------------------------------------------------------------------
      15,100   Edison International, Inc.                                                                         524,272
      40,500   Entergy Corporation                                                                              2,861,730
      11,500   Exelon Corporation                                                                                 527,735
      40,800   TXU Corporation                                                                                  3,248,904
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  7,162,641
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $418,870,247)                                                         449,150,250
=========================================================================================================================


   Shares or
   Principal
      Amount   Collateral Held for Securities Loaned (3.1%)          Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  14,572,525   Thrivent Financial Securities Lending
               Trust                                                            2.740%              N/A       $14,572,525
    $233,477   U.S. Treasury Bonds                                              9.000        11/15/2018           340,556
         476   U.S. Treasury Bonds                                              6.125        11/15/2027               568
     102,539   U.S. Treasury Bonds                                              5.500         8/15/2028           112,175
      14,295   U.S. Treasury Bonds                                              5.250         2/15/2029            15,153
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $15,040,977)                                                                       15,040,977
=========================================================================================================================

   Shares or
   Principal
      Amount   Short-Term Investments (5.0%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $7,900,000   New Center Asset Trust                                           2.840%         4/1/2005        $7,900,000
   7,000,000   Ranger Funding Company, LLC                                      2.770         4/12/2005         6,994,075
   9,503,171   Thrivent Money Market Portfolio                                  2.310               N/A         9,503,171
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized
               cost)                                                                                           24,397,246
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $458,308,470)                                                         $488,588,473
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At March 31, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments, based on cost for federal income tax purposes, were $45,641,170 and $(15,361,167), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.



Thrivent Series Fund, Inc.
Notes to Schedules of Investments
March 31, 2005 (unaudited)


SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield Portfolio and High Yield Portfolio II invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Large Cap Index Portfolio

Schedule of Investments

As of March 31, 2005
(unaudited)




Large Cap Index Portfolio
Schedule of Investments as of March 31, 2005 (unaudited)(a)

      Shares   Common Stock (94.9%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (10.8%)
-------------------------------------------------------------------------------------------------------------------------
      13,900   AutoNation, Inc.(b)                                                                               $263,266
       4,300   AutoZone, Inc.(b)                                                                                  368,510
      23,000   Bed Bath & Beyond, Inc.(b)                                                                         840,420
      20,150   Best Buy Company, Inc.                                                                           1,088,302
       8,600   Big Lots, Inc.(b)                                                                                  103,372
       6,200   Black & Decker Corporation                                                                         489,738
       7,400   Brunswick Corporation                                                                              346,690
      31,600   Carnival Corporation                                                                             1,637,196
       9,700   Centex Corporation                                                                                 555,519
      14,600   Circuit City Stores, Inc.                                                                          234,330
      36,600   Clear Channel Communications, Inc.                                                               1,261,602
      14,400   Coach, Inc.(b)                                                                                     815,472
     167,777   Comcast Corporation(b)                                                                           5,667,507
       5,400   Cooper Tire & Rubber Company                                                                        99,144
      11,566   Dana Corporation(c)                                                                                147,929
      10,350   Darden Restaurants, Inc.                                                                           317,538
      43,494   Delphi Corporation(c)                                                                              194,853
       4,400   Dillard's, Inc.(c)                                                                                 118,360
      20,715   Dollar General Corporation(c)                                                                      453,866
       4,500   Dow Jones & Company, Inc.(c)                                                                       168,165
      21,400   Eastman Kodak Company                                                                              696,570
      82,100   eBay, Inc.(b)                                                                                    3,059,046
      13,000   Family Dollar Stores, Inc.                                                                         394,680
      12,600   Federated Department Stores, Inc.                                                                  801,864
     141,300   Ford Motor Company                                                                               1,600,929
      11,000   Fortune Brands, Inc.                                                                               886,930
      18,900   Gannett Company, Inc.                                                                            1,494,612
      45,462   Gap, Inc.                                                                                          992,890
      43,700   General Motors Corporation(c)                                                                    1,284,343
      13,300   Genuine Parts Company                                                                              578,417
      13,400   Goodyear Tire & Rubber Company(b,c)                                                                178,890
      22,200   Harley-Davidson, Inc.                                                                            1,282,272
       8,700   Harrah's Entertainment, Inc.                                                                       561,846
      11,850   Hasbro, Inc.                                                                                       242,332
      29,000   Hilton Hotels Corporation                                                                          648,150
     165,900   Home Depot, Inc.                                                                                 6,344,016
      26,400   International Game Technology                                                                      703,824
      31,200   Interpublic Group of Companies, Inc.(b,c)                                                          383,136
      21,700   J.C. Penney Company, Inc. (Holding
               Company)                                                                                         1,126,664
      14,600   Johnson Controls, Inc.                                                                             814,096
       9,300   Jones Apparel Group, Inc.                                                                          311,457
       2,700   KB Home                                                                                            317,142
       5,700   Knight-Ridder, Inc.                                                                                383,325
      23,300   Kohl's Corporation(b)                                                                            1,202,979
      14,500   Leggett & Platt, Inc.                                                                              418,760
      27,304   Limited Brands, Inc.                                                                               663,487
       8,300   Liz Claiborne, Inc.                                                                                333,079
      58,600   Lowe's Companies, Inc.                                                                           3,345,474
      13,500   Marriott International, Inc.                                                                       902,610
      31,950   Mattel, Inc.                                                                                       682,132
      21,900   May Department Stores Company                                                                      810,738
       6,100   Maytag Corporation(c)                                                                               85,217
      97,700   McDonald's Corporation                                                                           3,042,378
      14,300   McGraw-Hill Companies, Inc.                                                                      1,247,675
       3,200   Meredith Corporation                                                                               149,600
      11,100   New York Times Company                                                                             406,038
      20,873   Newell Rubbermaid, Inc.(c)                                                                         457,954
     188,500   News Corporation                                                                                 3,189,420
      14,500   NIKE, Inc.                                                                                       1,207,995
       8,400   Nordstrom, Inc.                                                                                    465,192
      23,300   Office Depot, Inc.(b)                                                                              516,794
       7,100   OfficeMax, Inc.(c)                                                                                 237,850
      13,900   Omnicom Group, Inc.                                                                              1,230,428
       8,100   Pulte Homes, Inc.                                                                                  596,403
      12,200   RadioShack Corporation                                                                             298,900
       4,000   Reebok International, Ltd.                                                                         177,200
       7,732   Sears Holdings Corporation(b,c)                                                                  1,029,719
       8,600   Sherwin-Williams Company                                                                           378,314
       4,500   Snap-On, Inc.                                                                                      143,055
       5,100   Stanley Works(c)                                                                                   230,877
      38,650   Staples, Inc.                                                                                    1,214,770
      30,200   Starbucks Corporation(b)                                                                         1,560,132
      16,100   Starwood Hotels & Resorts Worldwide, Inc.                                                          966,483
      67,700   Target Corporation                                                                               3,386,354
      10,800   Tiffany & Company                                                                                  372,816
     338,150   Time Warner, Inc.(b)                                                                             5,934,532
      36,400   TJX Companies, Inc.                                                                                896,532
      15,400   Toys 'R' Us, Inc.(b)                                                                               396,704
      21,300   Tribune Company                                                                                    849,231
      19,000   Univision Communications, Inc.(b)                                                                  526,110
       6,600   VF Corporation                                                                                     390,324
     126,344   Viacom, Inc.                                                                                     4,400,562
      10,093   Visteon Corporation(c)                                                                              57,631
     156,347   Walt Disney Company                                                                              4,491,849
       8,700   Wendy's International, Inc.                                                                        339,648
       5,100   Whirlpool Corporation                                                                              345,423
      22,340   Yum! Brands, Inc.                                                                                1,157,435
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    90,996,014
=========================================================================================================================

Consumer Staples (9.4%)
-------------------------------------------------------------------------------------------------------------------------
       6,350   Alberto-Culver Company                                                                             303,911
      28,077   Albertson's, Inc.(c)                                                                               579,790
     155,500   Altria Group, Inc.                                                                              10,168,145
      58,600   Anheuser-Busch Companies, Inc.                                                                   2,777,054
      44,168   Archer-Daniels-Midland Company                                                                   1,085,649
      36,300   Avon Products, Inc.                                                                              1,558,722
       4,500   Brown-Forman Corporation                                                                           246,375
      17,800   Campbell Soup Company                                                                              516,556
      11,600   Clorox Company                                                                                     730,684
     158,300   Coca-Cola Company                                                                                6,596,361
      17,600   Coca-Cola Enterprises, Inc.                                                                        361,152
      39,900   Colgate-Palmolive Company                                                                        2,081,583
      38,900   ConAgra Foods, Inc.                                                                              1,051,078
      36,100   Costco Wholesale Corporation                                                                     1,594,898
      29,600   CVS Corporation                                                                                  1,557,552
      28,100   General Mills, Inc.                                                                              1,381,115
      75,000   Gillette Company                                                                                 3,786,000
      26,500   H.J. Heinz Company                                                                                 976,260
      14,100   Hershey Foods Corporation                                                                          852,486
      21,900   Kellogg Company                                                                                    947,613
      36,392   Kimberly-Clark Corporation                                                                       2,392,046
      53,800   Kroger Company(b)                                                                                  862,414
      10,400   McCormick & Company, Inc.                                                                          358,072
       5,500   Molson Coors Brewing Company(c)                                                                    424,435
      11,200   Pepsi Bottling Group, Inc.                                                                         311,920
     126,470   PepsiCo, Inc.                                                                                    6,706,704
     190,900   Procter & Gamble Company                                                                        10,117,700
       6,500   Reynolds American, Inc.(c)                                                                         523,835
      33,800   Safeway, Inc.(b)                                                                                   626,314
      59,000   Sara Lee Corporation                                                                             1,307,440
      10,200   SUPERVALU, Inc.                                                                                    340,170
      48,600   SYSCO Corporation                                                                                1,739,880
      12,500   UST, Inc.                                                                                          646,250
     188,400   Wal-Mart Stores, Inc.                                                                            9,440,724
      75,900   Walgreen Company                                                                                 3,371,478
      12,500   William Wrigley Jr. Company                                                                        819,625
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                          79,141,991
=========================================================================================================================

Energy (8.3%)
-------------------------------------------------------------------------------------------------------------------------
       5,900   Amerada Hess Corporation(c)                                                                        567,639
      17,386   Anadarko Petroleum Corporation                                                                   1,323,075
      24,220   Apache Corporation                                                                               1,482,991
       4,600   Ashland, Inc.                                                                                      310,362
      25,900   Baker Hughes, Inc.                                                                               1,152,291
      12,200   BJ Services Company                                                                                632,936
      28,470   Burlington Resources, Inc.                                                                       1,425,493
     156,846   ChevronTexaco Corporation                                                                        9,145,690
      51,840   ConocoPhillips                                                                                   5,590,426
      35,000   Devon Energy Corporation                                                                         1,671,250
      48,418   El Paso Corporation(c)                                                                             512,262
      17,600   EOG Resources, Inc.                                                                                857,824
     473,408   Exxon Mobil Corporation                                                                         28,215,117
      37,500   Halliburton Company                                                                              1,621,875
      12,124   Kerr-McGee Corporation                                                                             949,673
       7,400   Kinder Morgan, Inc.                                                                                560,180
      25,600   Marathon Oil Corporation                                                                         1,201,152
      10,000   Nabors Industries, Ltd.(b)                                                                         591,400
      12,500   National Oilwell Varco, Inc.(b)                                                                    583,750
      10,300   Noble Corporation(c)                                                                               578,963
      29,300   Occidental Petroleum Corporation                                                                 2,085,281
       8,200   Rowan Companies, Inc.                                                                              245,426
      45,000   Schlumberger, Ltd.                                                                               3,171,600
       5,100   Sunoco, Inc.                                                                                       527,952
      23,611   Transocean, Inc.(b)                                                                              1,215,022
      20,100   Unocal Corporation                                                                               1,239,969
      18,700   Valero Energy Corporation                                                                        1,370,149
      41,700   Williams Companies, Inc.(c)                                                                        784,377
      26,000   XTO Energy, Inc.                                                                                   853,840
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    70,467,965
=========================================================================================================================

Financials (19.0%)
-------------------------------------------------------------------------------------------------------------------------
      21,800   ACE, Ltd.                                                                                          899,686
      37,900   AFLAC, Inc.                                                                                      1,412,154
      51,882   Allstate Corporation                                                                             2,804,741
       8,300   Ambac Financial Group, Inc.                                                                        620,425
      83,400   American Express Company                                                                         4,284,258
     203,740   American International Group, Inc.                                                              11,289,233
      26,550   AmSouth Bancorporation(c)                                                                          688,972
      24,225   Aon Corporation                                                                                    553,299
       7,300   Apartment Investment & Management Company                                                          271,560
      15,000   Archstone-Smith Trust                                                                              511,650
     306,638   Bank of America Corporation                                                                     13,522,736
      59,200   Bank of New York Company, Inc.(b)                                                                1,719,760
      41,200   BB&T Corporation                                                                                 1,610,096
       8,431   Bear Stearns Companies, Inc.                                                                       842,257
      18,700   Capital One Financial Corporation                                                                1,398,199
      72,825   Charles Schwab Corporation                                                                         765,391
      14,500   Chubb Corporation                                                                                1,149,415
      11,370   Cincinnati Financial Corporation                                                                   495,846
      15,700   CIT Group, Inc.                                                                                    596,600
     396,139   Citigroup, Inc.                                                                                 17,802,487
      12,950   Comerica, Inc.                                                                                     713,286
       9,400   Compass Bancshares, Inc.(c)                                                                        426,760
      44,200   Countrywide Financial Corporation                                                                1,434,732
      27,900   E*TRADE Financial Corporation(b)                                                                   334,800
      30,100   Equity Office Properties Trust                                                                     906,913
      21,200   Equity Residential REIT                                                                            682,852
      52,300   Federal Home Loan Mortgage Corporation                                                           3,305,360
      76,400   Federal National Mortgage Corporation                                                            4,159,980
       6,400   Federated Investors, Inc.                                                                          181,184
      36,194   Fifth Third Bancorp(c)                                                                           1,555,618
       9,400   First Horizon National Corporation(c)                                                              383,426
      11,000   Franklin Resources, Inc.                                                                           755,150
      19,000   Golden West Financial Corporation                                                                1,149,500
      31,200   Goldman Sachs Group, Inc.                                                                        3,431,688
      22,400   Hartford Financial Services Group, Inc.                                                          1,535,744
      17,571   Huntington Bancshares, Inc.(c)                                                                     419,947
     269,393   J.P. Morgan Chase & Company                                                                      9,320,998
      18,000   Janus Capital Group, Inc.(c)                                                                       251,100
      10,400   Jefferson-Pilot Corporation(c)                                                                     510,120
      30,800   KeyCorp                                                                                            999,460
      20,400   Lehman Brothers Holdings, Inc.                                                                   1,920,864
      13,300   Lincoln National Corporation                                                                       600,362
      10,100   Loews Corporation                                                                                  742,754
       6,400   M&T Bank Corporation                                                                               653,184
      40,000   Marsh & McLennan Companies, Inc.                                                                 1,216,800
      14,600   Marshall & Ilsley Corporation                                                                      609,550
      10,750   MBIA, Inc.(c)                                                                                      562,010
      96,202   MBNA Corporation                                                                                 2,361,759
      32,500   Mellon Financial Corporation                                                                       927,550
      70,800   Merrill Lynch & Company, Inc.                                                                    4,007,280
      55,300   MetLife, Inc.                                                                                    2,162,230
       7,500   MGIC Investment Corporation                                                                        462,525
       9,500   Moody's Corporation                                                                                768,170
      85,350   Morgan Stanley and Company                                                                       4,886,288
      41,700   National City Corporation                                                                        1,396,950
      35,400   North Fork Bancorporation, Inc.                                                                    981,996
      14,200   Northern Trust Corporation                                                                         616,848
      13,800   Plum Creek Timber Company, Inc.                                                                    492,660
      21,300   PNC Financial Services Group, Inc.                                                               1,096,524
      22,600   Principal Financial Group, Inc.                                                                    869,874
      15,300   Progressive Corporation                                                                          1,403,928
      14,000   ProLogis Trust                                                                                     519,400
      22,100   Providian Financial Corporation(b)                                                                 379,236
      39,300   Prudential Financial, Inc.                                                                       2,255,820
      34,809   Regions Financial Corporation                                                                    1,127,812
       9,700   SAFECO Corporation                                                                                 472,487
      16,400   Simon Property Group, Inc.(c)                                                                      993,512
      31,900   SLM Corporation                                                                                  1,589,896
      28,400   Sovereign Bancorp, Inc.                                                                            629,344
      50,881   St. Paul Travelers Companies, Inc.                                                               1,868,859
      25,200   State Street Corporation                                                                         1,101,744
      23,900   SunTrust Banks, Inc.                                                                             1,722,473
      23,500   Synovus Financial Corporation                                                                      654,710
       8,934   T. Rowe Price Group, Inc.                                                                          530,501
       8,100   Torchmark Corporation                                                                              422,820
     140,885   U.S. Bancorp                                                                                     4,060,306
      21,824   UnumProvident Corporation(c)                                                                       371,444
     119,892   Wachovia Corporation                                                                             6,103,702
      65,643   Washington Mutual, Inc.                                                                          2,592,898
     128,000   Wells Fargo & Company                                                                            7,654,400
      10,600   XL Capital, Ltd.                                                                                   767,122
       6,900   Zions Bancorporation                                                                               476,238
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                               160,732,213
=========================================================================================================================

Health Care (12.5%)
-------------------------------------------------------------------------------------------------------------------------
     120,200   Abbott Laboratories                                                                              5,603,724
      21,998   Aetna, Inc.                                                                                      1,648,750
      10,000   Allergan, Inc.                                                                                     694,700
       8,200   AmerisourceBergen Corporation(c)                                                                   469,778
      93,140   Amgen, Inc.(b)                                                                                   5,421,679
      14,900   Applera Corporation (Applied Biosystems
               Group)                                                                                             294,126
       4,100   Bausch & Lomb, Inc.(c)                                                                             300,530
      46,100   Baxter International, Inc.                                                                       1,566,478
      18,900   Becton, Dickinson and Company                                                                    1,104,138
      24,500   Biogen Idec, Inc.(b)                                                                               845,495
      18,550   Biomet, Inc.                                                                                       673,365
      50,600   Boston Scientific Corporation(b)                                                                 1,482,074
     148,300   Bristol-Myers Squibb Company                                                                     3,775,718
       7,900   C.R. Bard, Inc.                                                                                    537,832
      32,775   Cardinal Health, Inc.                                                                            1,828,845
      34,500   Caremark Rx, Inc.(b)                                                                             1,372,410
       8,200   Chiron Corporation(b,c)                                                                            287,492
       9,800   CIGNA Corporation                                                                                  875,140
      85,500   Eli Lilly and Company                                                                            4,454,550
       5,800   Express Scripts, Inc.(b,c)                                                                         505,702
       8,900   Fisher Scientific International, Inc.(b)                                                           506,588
      27,100   Forest Laboratories, Inc.(b)                                                                     1,001,345
      18,800   Genzyme Corporation(b)                                                                           1,076,112
      32,500   Gilead Sciences, Inc.(b)                                                                         1,163,500
      24,400   Guidant Corporation                                                                              1,803,160
      29,600   HCA, Inc.                                                                                        1,585,672
      18,400   Health Management Associates, Inc.                                                                 481,712
      11,780   Hospira, Inc.(b)                                                                                   380,141
      12,200   Humana, Inc.(b)                                                                                    389,668
      17,300   IMS Health, Inc.                                                                                   421,947
     225,040   Johnson & Johnson                                                                               15,113,686
      18,900   King Pharmaceuticals, Inc.(b)                                                                      157,059
      10,000   Laboratory Corporation of America
               Holdings(b)                                                                                        482,000
       6,600   Manor Care, Inc.                                                                                   239,976
      22,042   McKesson Corporation                                                                               832,086
      21,043   Medco Health Solutions, Inc.(b)                                                                  1,043,102
      18,800   MedImmune, Inc.(b)                                                                                 447,628
      90,900   Medtronic, Inc.                                                                                  4,631,355
     166,800   Merck & Company, Inc.                                                                            5,399,316
       3,900   Millipore Corporation(b)                                                                           169,260
      20,300   Mylan Laboratories, Inc.(c)                                                                        359,716
       9,900   PerkinElmer, Inc.                                                                                  204,237
     564,953   Pfizer, Inc.                                                                                    14,841,315
       6,000   Quest Diagnostics, Inc.                                                                            630,780
     110,800   Schering-Plough Corporation                                                                      2,011,020
      27,184   St. Jude Medical, Inc.(b)                                                                          978,624
      25,700   Stryker Corporation                                                                              1,146,477
      35,100   Tenet Healthcare Corporation(b)                                                                    404,703
      12,200   Thermo Electron Corporation(b)                                                                     308,538
      47,700   UnitedHealth Group, Inc.                                                                         4,549,626
       9,100   Waters Corporation(b)                                                                              325,689
       8,300   Watson Pharmaceuticals, Inc.(b)                                                                    255,059
      22,800   WellPoint, Inc.(b)                                                                               2,857,980
     101,100   Wyeth                                                                                            4,264,398
      18,350   Zimmer Holdings, Inc.(b)                                                                         1,427,814
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                              105,633,815
=========================================================================================================================

Industrials (11.4%)
-------------------------------------------------------------------------------------------------------------------------
      58,400   3M Company                                                                                       5,004,296
      16,700   Allied Waste Industries, Inc.(b,c)                                                                 122,077
      12,700   American Power Conversion Corporation                                                              331,597
      11,100   American Standard Companies, Inc.                                                                  515,928
      10,900   Apollo Group, Inc.(b)                                                                              807,254
       7,000   Avery Dennison Corporation                                                                         433,510
      62,760   Boeing Company                                                                                   3,668,950
      27,792   Burlington Northern Santa Fe Corporation                                                         1,498,823
      25,800   Caterpillar, Inc.                                                                                2,359,152
      80,260   Cendant Corporation                                                                              1,648,540
       9,600   Cintas Corporation                                                                                 396,576
       7,000   Cooper Industries, Ltd.                                                                            500,640
      16,100   CSX Corporation                                                                                    670,565
       3,100   Cummins, Inc.(c)                                                                                   218,085
      18,200   Danaher Corporation                                                                                972,062
      18,500   Deere & Company                                                                                  1,241,905
      11,100   Delta Air Lines, Inc.(b,c)                                                                          44,955
      15,500   Dover Corporation                                                                                  585,745
      11,700   Eaton Corporation                                                                                  765,180
      31,500   Emerson Electric Company                                                                         2,045,295
      10,300   Equifax, Inc.                                                                                      316,107
      22,760   FedEx Corporation                                                                                2,138,302
       6,500   Fluor Corporation                                                                                  360,295
      15,100   General Dynamics Corporation                                                                     1,616,455
     809,800   General Electric Company                                                                        29,201,388
       9,200   Goodrich Corporation                                                                               352,268
      12,400   H&R Block, Inc.                                                                                    627,192
      63,775   Honeywell International, Inc.                                                                    2,373,068
      19,400   Illinois Tool Works, Inc.                                                                        1,736,882
      13,050   Ingersoll-Rand Company                                                                           1,039,432
       7,100   ITT Industries, Inc.                                                                               640,704
       8,700   L-3 Communications Holdings, Inc.                                                                  617,874
      27,200   Lockheed Martin Corporation                                                                      1,660,832
      34,100   Masco Corporation                                                                                1,182,247
       9,000   Monster Worldwide, Inc.(b)                                                                         252,450
       4,700   Navistar International Corporation(b,c)                                                            171,080
      29,600   Norfolk Southern Corporation                                                                     1,096,680
      27,498   Northrop Grumman Corporation                                                                     1,484,342
      13,150   PACCAR, Inc.                                                                                       951,928
       9,500   Pall Corporation                                                                                   257,640
       9,050   Parker-Hannifin Corporation                                                                        551,326
      17,500   Pitney Bowes, Inc.                                                                                 789,600
      16,400   R.R. Donnelley & Sons Company                                                                      518,568
      33,800   Raytheon Company                                                                                 1,308,060
      10,900   Robert Half International, Inc.                                                                    293,864
      12,200   Rockwell Automation, Inc.                                                                          691,008
      13,400   Rockwell Collins, Inc.                                                                             637,706
       5,000   Ryder System, Inc.                                                                                 208,500
      51,000   Southwest Airlines Company                                                                         726,240
      10,400   Textron, Inc.                                                                                      776,048
     151,707   Tyco International, Ltd.                                                                         5,127,697
      19,300   Union Pacific Corporation                                                                        1,345,210
      84,400   United Parcel Service, Inc.                                                                      6,139,256
      38,400   United Technologies Corporation                                                                  3,903,744
       5,800   W.W. Grainger, Inc.                                                                                361,166
      43,199   Waste Management, Inc.                                                                           1,246,291
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               96,532,585
=========================================================================================================================

Information Technology (14.3%)
-------------------------------------------------------------------------------------------------------------------------
      63,900   ADC Telecommunications, Inc.(b,c)                                                                  127,161
      18,200   Adobe Systems, Inc.                                                                              1,222,494
      29,600   Advanced Micro Devices, Inc.(b,c)                                                                  477,152
       9,500   Affiliated Computer Services, Inc.(b,c)                                                            505,780
      28,015   Agilent Technologies, Inc.(b)                                                                      621,933
      28,100   Altera Corporation(b)                                                                              555,818
      28,000   Analog Devices, Inc.                                                                             1,011,920
      12,375   Andrew Corporation(b,c)                                                                            144,911
      60,200   Apple Computer, Inc.(b)                                                                          2,508,534
     125,200   Applied Materials, Inc.(b)                                                                       2,034,500
      22,600   Applied Micro Circuits Corporation(b)                                                               74,354
      17,000   Autodesk, Inc.                                                                                     505,920
      43,800   Automatic Data Processing, Inc.                                                                  1,968,810
      36,576   Avaya, Inc.(b)                                                                                     427,208
      16,600   BMC Software, Inc.(b)                                                                              249,000
      18,600   Broadcom Corporation(b)                                                                            556,512
      44,400   CIENA Corporation(b,c)                                                                              76,368
     489,800   Cisco Systems, Inc.(b)                                                                           8,762,522
      13,000   Citrix Systems, Inc.(b)                                                                            309,660
      34,612   Computer Associates International, Inc.                                                            937,985
      14,400   Computer Sciences Corporation(b)                                                                   660,240
      29,200   Compuware Corporation(b)                                                                           210,240
      15,000   Comverse Technology, Inc.(b)                                                                       378,300
      10,800   Convergys Corporation(b)                                                                           161,244
     105,100   Corning, Inc.(b)                                                                                 1,169,763
     188,300   Dell, Inc.(b)                                                                                    7,234,486
      22,900   Electronic Arts, Inc.(b)                                                                         1,185,762
      39,100   Electronic Data Systems Corporation                                                                808,197
     176,586   EMC Corporation(b)                                                                               2,175,540
      60,380   First Data Corporation                                                                           2,373,538
      14,600   Fiserv, Inc.(b)                                                                                    581,080
      29,969   Freescale Semiconductor, Inc.(b)                                                                   516,965
      16,600   Gateway, Inc.(b,c)                                                                                  66,898
     217,186   Hewlett-Packard Company                                                                          4,765,061
     473,500   Intel Corporation                                                                               10,999,405
     124,500   International Business Machines
               Corporation                                                                                     11,376,810
      13,800   Intuit, Inc.(b)                                                                                    604,026
      12,400   Jabil Circuit, Inc.(b)                                                                             353,648
     111,700   JDS Uniphase Corporation(b)                                                                        186,539
      14,800   KLA-Tencor Corporation(b)                                                                          680,948
       9,800   Lexmark International, Inc.(b)                                                                     783,706
      23,200   Linear Technology Corporation                                                                      888,792
      28,800   LSI Logic Corporation(b,c)                                                                         160,992
     335,022   Lucent Technologies, Inc.(b,c)                                                                     921,310
      24,800   Maxim Integrated Products, Inc.                                                                  1,013,576
       6,400   Mercury Interactive Corporation(b)                                                                 303,232
      46,100   Micron Technology, Inc.(b)                                                                         476,674
     701,900   Microsoft Corporation                                                                           16,964,923
      10,800   Molex, Inc.(c)                                                                                     284,688
     186,490   Motorola, Inc.                                                                                   2,791,755
      26,600   National Semiconductor Corporation                                                                 548,226
      14,200   NCR Corporation(b)                                                                                 479,108
      27,700   Network Appliance, Inc.(b)                                                                         766,182
      28,100   Novell, Inc.(b,c)                                                                                  167,476
      10,400   Novellus Systems, Inc.(b)                                                                          277,992
      12,600   NVIDIA Corporation(b,c)                                                                            299,376
     281,448   Oracle Corporation(b)                                                                            3,512,471
      20,900   Parametric Technology Corporation(b)                                                               116,831
      25,200   Paychex, Inc.                                                                                      827,064
      13,500   PMC-Sierra, Inc.(b,c)                                                                              118,800
       7,000   QLogic Corporation(b)                                                                              283,500
     127,500   QUALCOMM, Inc.                                                                                   4,672,875
       9,949   Sabre Holdings Corporation                                                                         217,684
      40,100   Sanmina-SCI Corporation(b)                                                                         209,322
      11,600   Scientific-Atlanta, Inc.                                                                           327,352
      38,100   Siebel Systems, Inc.(b)                                                                            347,853
      72,400   Solectron Corporation(b)                                                                           251,228
     253,000   Sun Microsystems, Inc.(b)                                                                        1,022,120
      21,800   SunGard Data Systems, Inc.(b)                                                                      752,100
      54,300   Symantec Corporation(b)                                                                          1,158,219
      18,200   Symbol Technologies, Inc.                                                                          263,718
       6,900   Tektronix, Inc.                                                                                    169,257
      35,100   Tellabs, Inc.(b)                                                                                   256,230
      14,500   Teradyne, Inc.(b)                                                                                  211,700
     129,200   Texas Instruments, Inc.                                                                          3,293,308
      25,700   Unisys Corporation(b)                                                                              181,442
      32,200   VERITAS Software Corporation(b,c)                                                                  747,684
      72,000   Xerox Corporation(b)                                                                             1,090,800
      26,300   Xilinx, Inc.                                                                                       768,749
      91,100   Yahoo!, Inc.(b)                                                                                  3,088,290
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                   120,583,837
=========================================================================================================================

Materials (3.1%)
-------------------------------------------------------------------------------------------------------------------------
      17,100   Air Products and Chemicals, Inc.                                                                 1,082,259
      65,464   Alcoa, Inc.                                                                                      1,989,451
       6,169   Allegheny Technologies, Inc.                                                                       148,735
       8,300   Ball Corporation                                                                                   344,284
       8,200   Bemis Company, Inc.                                                                                255,184
      71,193   Dow Chemical Company                                                                             3,548,971
      75,611   E.I. du Pont de Nemours and Company                                                              3,874,308
       6,000   Eastman Chemical Company                                                                           354,000
      13,900   Ecolab, Inc.                                                                                       459,395
       9,000   Engelhard Corporation                                                                              270,270
      13,300   Freeport-McMoRan Copper & Gold, Inc.(c)                                                            526,813
      19,524   Georgia-Pacific Corporation                                                                        692,907
       4,000   Great Lakes Chemical Corporation                                                                   128,480
       8,400   Hercules, Inc.(b)                                                                                  121,632
       6,300   International Flavors & Fragrances, Inc.                                                           248,850
      36,871   International Paper Company                                                                      1,356,484
       8,400   Louisiana-Pacific Corporation                                                                      211,176
      15,181   MeadWestvaco Corporation                                                                           483,059
      19,489   Monsanto Company                                                                                 1,257,040
      33,748   Newmont Mining Corporation                                                                       1,425,853
      11,800   Nucor Corporation(c)                                                                               679,208
      10,800   Pactiv Corporation(b)                                                                              252,180
       7,170   Phelps Dodge Corporation                                                                           729,404
      13,100   PPG Industries, Inc.                                                                               936,912
      23,900   Praxair, Inc.                                                                                    1,143,854
      11,913   Rohm and Haas Company                                                                              571,824
       6,276   Sealed Air Corporation(b)                                                                          325,975
       5,300   Sigma-Aldrich Corporation                                                                          324,625
       4,200   Temple-Inland, Inc.                                                                                304,710
       8,400   United States Steel Corporation                                                                    427,140
       7,800   Vulcan Materials Company                                                                           443,274
      18,200   Weyerhaeuser Company                                                                             1,246,700
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                 26,164,957
=========================================================================================================================

Telecommunications Services (3.0%)
-------------------------------------------------------------------------------------------------------------------------
      22,700   ALLTEL Corporation                                                                               1,245,095
      60,232   AT&T Corporation(c)                                                                              1,129,350
     139,100   BellSouth Corporation                                                                            3,656,939
      10,300   CenturyTel, Inc.                                                                                   338,252
      25,800   Citizens Communications Company                                                                    333,852
      84,000   Nextel Communications, Inc.(b)                                                                   2,387,280
     116,372   Qwest Communications International,
               Inc.(b,c)                                                                                          430,576
     249,960   SBC Communications, Inc.                                                                         5,921,552
     110,850   Sprint Corporation                                                                               2,521,838
     210,196   Verizon Communications, Inc.                                                                     7,461,958
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                               25,426,692
=========================================================================================================================

Utilities (3.1%)
-------------------------------------------------------------------------------------------------------------------------
      49,000   AES Corporation(b)                                                                                 802,620
      10,500   Allegheny Energy, Inc.(b,c)                                                                        216,930
      14,800   Ameren Corporation(c)                                                                              725,348
      28,860   American Electric Power Company, Inc.(c)                                                           982,972
      41,800   Calpine Corporation(b,c)                                                                           117,040
      20,173   CenterPoint Energy, Inc.(c)                                                                        242,681
      14,500   Cinergy Corporation                                                                                587,540
      16,400   CMS Energy Corporation(b,c,d)                                                                      213,856
      18,400   Consolidated Edison, Inc.(c)                                                                       776,112
      13,300   Constellation Energy Group, Inc.                                                                   687,610
      25,247   Dominion Resources, Inc.                                                                         1,879,134
      13,400   DTE Energy Company(c)                                                                              609,432
      70,116   Duke Energy Corporation(c)                                                                       1,963,949
      20,900   Dynegy, Inc.(b,c)                                                                                   81,719
      24,400   Edison International, Inc.                                                                         847,168
      16,300   Entergy Corporation                                                                              1,151,758
      50,124   Exelon Corporation                                                                               2,300,190
      24,900   FirstEnergy Corporation                                                                          1,044,555
      29,300   FPL Group, Inc.                                                                                  1,176,395
      12,200   KeySpan Corporation                                                                                475,434
       3,400   Nicor, Inc.(c)                                                                                     126,106
      20,309   NiSource, Inc.                                                                                     462,842
       2,900   Peoples Energy Corporation(c)                                                                      121,568
      27,100   PG&E Corporation(c)                                                                                924,110
       7,000   Pinnacle West Capital Corporation                                                                  297,570
      14,400   PPL Corporation                                                                                    777,456
      18,720   Progress Energy, Inc.(c)                                                                           785,304
      18,000   Public Service Enterprise Group, Inc.(c)                                                           979,020
      17,875   Sempra Energy(c)                                                                                   712,140
      55,400   Southern Company                                                                                 1,763,382
      15,500   TECO Energy, Inc.(c)                                                                               243,040
      17,917   TXU Corporation                                                                                  1,426,731
      30,305   Xcel Energy, Inc.(c)                                                                               520,640
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 26,022,352
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $696,273,785)                                                         801,702,421
=========================================================================================================================


      Shares   Collateral Held for Securities Loaned (3.5%)          Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  29,879,366   Thrivent Financial Securities Lending
               Trust                                                            2.740%              N/A       $29,879,366
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $29,879,366)                                                                       29,879,366
=========================================================================================================================

   Shares or
   Principal
      Amount   Short-Term Investments (1.6%)                         Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $4,495,000   Edison Asset Securitization, LLC(d)                              2.830%         4/1/2005        $4,495,000
   9,316,902   Thrivent Money Market Portfolio(d)                               2.310               N/A         9,316,902
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized
               cost)                                                                                           13,811,902
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $739,965,053)                                                         $845,393,689
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) At March 31, 2005, $756,000 in cash was
    pledged as the initial margin deposit for open financial futures contracts. In addition, 16,400 shares of CMS Energy
    Corporation common stock valued at
    $213,856 and $13,811,902 of Short-Term
    Investments were earmarked as collateral to cover open financial futures contracts as follows:

                                                                                            Notional
                           Number of        Expiration                                      Principal      Unrealized
Type                       Contracts          Date          Position       Value             Amount           Loss
-------------------------------------------------------------------------------------------------------------------------
S&P 500 Futures              48          June 2005           Long        $14,206,800        $14,475,138       $268,338

(e) The interest rate shown reflects the yield.

At March 31, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments, based on cost for federal income tax purposes, were $200,556,691 and $(95,128,055), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.




Thrivent Series Fund, Inc.
Notes to Schedules of Investments
March 31, 2005 (unaudited)


SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield Portfolio and High Yield Portfolio II invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Real Estate Securities Portfolio

Schedule of Investments

As of March 31, 2005
(unaudited)




Real Estate Securities Portfolio
Schedule of Investments as of March 31, 2005 (unaudited)(a)

      Shares   Common Stock (90.7%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (5.1%)
-------------------------------------------------------------------------------------------------------------------------
       5,000   Fairmont Hotels & Resorts, Inc.                                                                   $165,700
     104,500   Hilton Hotels Corporation                                                                        2,335,575
       3,000   KB Home                                                                                            352,380
      86,200   La Quinta Corporation(b)                                                                           732,700
       7,500   Marriott International, Inc.                                                                       501,450
      10,300   Orient Express Hotels, Ltd.                                                                        268,830
       2,500   Standard Pacific Corporation                                                                       180,475
      88,300   Starwood Hotels & Resorts Worldwide, Inc.                                                        5,300,649
       4,500   Vail Resorts, Inc.(b)                                                                              113,625
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     9,951,384
=========================================================================================================================

Financials (85.6%)
-------------------------------------------------------------------------------------------------------------------------
       7,700   Affordable Residential Communities(c)                                                               97,405
      38,400   Alexandria Real Estate Equities, Inc.                                                            2,472,192
      67,200   AMB Property Corporation                                                                         2,540,160
      11,000   American Campus Communities, Inc.                                                                  231,000
      53,900   American Financial Realty Trust                                                                    788,557
       6,500   Amli Residential Properties Trust                                                                  178,035
      52,200   Apartment Investment & Management Company                                                        1,941,840
     156,300   Archstone-Smith Trust                                                                            5,331,393
      58,400   Arden Realty Group, Inc.                                                                         1,976,840
      10,400   Ashford Hospitality Trust(c)                                                                       106,080
      67,400   Avalonbay Communities, Inc.                                                                      4,508,386
      30,200   BioMed Realty Trust, Inc.                                                                          622,120
      94,500   Boston Properties, Inc.                                                                          5,691,735
      43,300   Brandywine Realty Trust                                                                          1,229,720
      47,000   BRE Properties, Inc.                                                                             1,659,100
      91,200   Brookfield Properties Corporation                                                                3,511,200
      37,300   Camden Property Trust                                                                            1,754,219
      27,400   Capital Automotive REIT(c)                                                                         907,488
      62,700   CarrAmerica Realty Corporation                                                                   1,978,185
      81,600   Catellus Development Corporation                                                                 2,174,640
      22,700   CBL & Associates Properties, Inc.                                                                1,623,277
       9,000   Cedar Shopping Centers, Inc.(c)                                                                    128,160
      35,400   CenterPoint Properties Trust                                                                     1,451,400
       5,200   Colonial Properties Trust(c)                                                                       199,732
       5,200   Commercial Net Lease Realty, Inc.(c)                                                                95,940
       5,200   Cornerstone Realty Income Trust(c)                                                                  51,584
      59,200   Corporate Office Properties Trust                                                                1,567,616
       4,700   Correctional Properties Trust                                                                      118,675
      26,100   Cousins Properties, Inc.                                                                           675,207
      29,600   Crescent Real Estate Equities Company                                                              483,664
       8,600   CRT Properties, Inc.                                                                               187,308
     114,900   Developers Diversified Realty Corporation                                                        4,567,275
      99,000   Duke Realty Corporation                                                                          2,955,150
      15,600   EastGroup Properties, Inc.(c)                                                                      588,120
      29,450   Education Realty Trust, Inc.(b)                                                                    489,754
      13,100   Entertainment Properties Trust(c)                                                                  542,733
      14,500   Equity Inns, Inc.                                                                                  159,935
      15,900   Equity Lifestyle Properties, Inc.(c)                                                               560,475
     156,700   Equity Office Properties Trust                                                                   4,721,371
      13,300   Equity One, Inc.                                                                                   273,847
     205,300   Equity Residential REIT                                                                          6,612,713
      22,400   Essex Property Trust, Inc.                                                                       1,544,256
      20,700   Extra Space Storage, Inc.(c)                                                                       279,450
      42,700   Federal Realty Investment Trust                                                                  2,064,545
       5,500   FelCor Lodging Trust, Inc.(b)                                                                       68,365
       7,300   Feldman Mall Properties, Inc.                                                                       88,403
      13,100   First Potomac Realty Trust(c)                                                                      299,335
      12,700   Forest City Enterprises                                                                            810,260
       5,000   Gables Residential Trust(c)                                                                        166,500
     201,800   General Growth Properties, Inc.                                                                  6,881,380
      30,200   Glenborough Realty Trust, Inc.                                                                     577,424
       5,000   Glimcher Realty Trust(c)                                                                           118,500
       8,500   GMH Communities Trust(c)                                                                            99,535
      10,000   Gramercy Capital Corporation                                                                       195,000
       7,900   Health Care REIT, Inc.(c)                                                                          252,800
       7,600   Healthcare Realty Trust, Inc.                                                                      276,944
       5,000   Heritage Property Investment Trust(c)                                                              148,400
      29,900   Highwoods Properties, Inc.                                                                         801,918
      26,900   Home Properties, Inc.                                                                            1,043,720
       6,800   Hospitality Properties Trust                                                                       274,584
     268,300   Host Marriott Corporation                                                                        4,443,048
      40,700   HRPT Properties Trust                                                                              484,737
      46,000   Inland Real Estate Corporation                                                                     691,380
       8,000   Innkeepers USA Trust(c)                                                                            103,280
      37,700   iStar Financial, Inc.                                                                            1,552,486
      23,700   Kilroy Realty Corporation                                                                          969,567
      60,400   Kimco Realty Corporation                                                                         3,255,560
      38,300   Kite Realty Group Trust(c)                                                                         551,520
      15,200   LaSalle Hotel Properties                                                                           441,560
      18,000   Lexington Corporate Properties Trust(c)                                                            394,920
      60,500   Liberty Property Trust                                                                           2,362,525
      67,900   Macerich Company                                                                                 3,617,712
      32,800   Mack-Cali Realty Corporation                                                                     1,389,080
      15,600   Maguire Properties, Inc.                                                                           372,528
     104,500   MeriStar Hospitality Corporation(b,c)                                                              731,500
       2,500   Mid-America Apartment Communities, Inc.                                                             91,250
      42,400   Mills Corporation                                                                                2,242,960
       7,000   National Health Investors, Inc.                                                                    181,860
      16,100   Nationwide Health Properties, Inc.(c)                                                              325,381
      10,600   New Plan Excel Realty Trust, Inc.                                                                  266,166
      13,100   Omega Healthcare Investors, Inc.                                                                   143,838
      43,200   Pan Pacific Retail Properties, Inc.                                                              2,451,600
       6,000   Parkway Properties, Inc.                                                                           280,200
      15,400   Penn Real Estate Investment Trust                                                                  620,928
      20,900   Plum Creek Timber Company, Inc.                                                                    746,130
      18,100   Post Properties, Inc.                                                                              561,824
      41,700   Prentiss Properties Trust                                                                        1,424,472
     203,700   ProLogis Trust                                                                                   7,557,270
      15,100   PS Business Parks, Inc.                                                                            608,530
      68,000   Public Storage, Inc.                                                                             3,871,920
      15,200   Ramco-Gershenson Properties Trust(c)                                                               412,680
       4,000   Rayonier, Inc. REIT(c)                                                                             198,120
       9,800   Realty Income Corporation(c)                                                                       224,224
      88,000   Reckson Associates Realty Corporation(c)                                                         2,701,600
      90,400   Regency Centers Corporation                                                                      4,305,752
       2,500   Saul Centers, Inc.(c)                                                                               80,000
       5,900   Senior Housing Property Trust                                                                       98,412
      46,000   Shurgard Storage Centers, Inc.(c)                                                                1,885,080
     184,200   Simon Property Group, Inc.                                                                      11,158,836
      68,700   SL Green Realty Corporation(c)                                                                   3,862,314
       2,000   Sovran Self Storage, Inc.(c)                                                                        79,260
       8,600   Spirit Finance Corporation(b)                                                                       93,396
       5,000   St. Joe Company                                                                                    339,128
      16,100   Strategic Hotel Capital, Inc.(c)                                                                   236,670
       8,700   Sun Communities, Inc.                                                                              311,460
      19,300   Sunstone Hotel Investors, Inc.(c)                                                                  413,985
      17,500   Tanger Factory Outlet Centers, Inc.                                                                385,000
      35,800   Taubman Centers, Inc.                                                                              993,092
       3,000   Town & Country Trust(c)                                                                             79,350
      91,600   Trizec Properties, Inc.                                                                          1,740,400
      17,400   U-Store-It Trust(c)                                                                                302,760
     151,600   United Dominion Realty Trust, Inc.                                                               3,163,892
      12,600   Urstadt Biddle Properties(c)                                                                       192,150
      32,200   Ventas, Inc.                                                                                       803,712
      96,900   Vornado Realty Trust                                                                             6,712,263
      18,500   Weingarten Realty Investors                                                                        638,435
       5,000   Windrose Medical Properties Trust(c)                                                                68,550
      15,100   Winston Hotels, Inc.(c)                                                                            176,670
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                               168,138,473
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $166,665,854)                                                         178,089,857
=========================================================================================================================


      Shares   Collateral Held for Securities Loaned (5.8%)          Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  11,466,912   Thrivent Financial Securities Lending
               Trust                                                            2.740%              N/A       $11,466,912
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $11,466,912)                                                                       11,466,912
=========================================================================================================================

      Shares   Short-Term Investments (3.5%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   6,871,086   Thrivent Money Market Portfolio                                  2.310%              N/A        $6,871,086
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized
               cost)                                                                                            6,871,086
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $185,003,852)                                                         $196,427,855
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield.

At March 31, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments, based on cost for federal income tax purposes, were $12,815,895 and $(1,391,892), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.




Thrivent Series Fund, Inc.
Notes to Schedules of Investments
March 31, 2005 (unaudited)


SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield Portfolio and High Yield Portfolio II invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Balanced Portfolio

Schedule of Investments

As of March 31, 2005
(unaudited)




Balanced Portfolio
Schedule of Investments as of March 31, 2005 (unaudited)(a)

      Shares   Common Stock (52.2%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (5.9%)
-------------------------------------------------------------------------------------------------------------------------
       8,000   AutoNation, Inc.(b)                                                                               $151,520
       2,400   AutoZone, Inc.(b)                                                                                  205,680
      13,100   Bed Bath & Beyond, Inc.(b)                                                                         478,674
      11,450   Best Buy Company, Inc.                                                                             618,414
       5,000   Big Lots, Inc.(b)                                                                                   60,100
       3,500   Black & Decker Corporation                                                                         276,465
       4,100   Brunswick Corporation                                                                              192,085
      18,000   Carnival Corporation                                                                               932,580
       5,500   Centex Corporation                                                                                 314,985
       8,400   Circuit City Stores, Inc.                                                                          134,820
      20,800   Clear Channel Communications, Inc.                                                                 716,976
       8,200   Coach, Inc.(b)                                                                                     464,366
      95,577   Comcast Corporation(b)                                                                           3,228,591
       3,100   Cooper Tire & Rubber Company(c)                                                                     56,916
       6,579   Dana Corporation                                                                                    84,145
       5,900   Darden Restaurants, Inc.                                                                           181,012
      24,776   Delphi Corporation                                                                                 110,996
       2,600   Dillard's, Inc.(c)                                                                                  69,940
      11,722   Dollar General Corporation                                                                         256,829
       2,600   Dow Jones & Company, Inc.                                                                           97,162
      12,300   Eastman Kodak Company(c)                                                                           400,365
      46,800   eBay, Inc.(b)                                                                                    1,743,768
       7,400   Family Dollar Stores, Inc.                                                                         224,664
       7,300   Federated Department Stores, Inc.                                                                  464,572
      80,500   Ford Motor Company                                                                                 912,065
       6,300   Fortune Brands, Inc.                                                                               507,969
      10,800   Gannett Company, Inc.                                                                              854,064
      25,900   Gap, Inc.                                                                                          565,656
      24,900   General Motors Corporation(c)                                                                      731,811
       7,600   Genuine Parts Company                                                                              330,524
       7,600   Goodyear Tire & Rubber Company(b,c)                                                                101,460
      12,600   Harley-Davidson, Inc.                                                                              727,776
       4,900   Harrah's Entertainment, Inc.(c)                                                                    316,442
       6,800   Hasbro, Inc.                                                                                       139,060
      16,600   Hilton Hotels Corporation                                                                          371,010
      94,500   Home Depot, Inc.                                                                                 3,613,680
      15,000   International Game Technology                                                                      399,900
      17,800   Interpublic Group of Companies, Inc.(b,c)                                                          218,584
      12,400   J.C. Penney Company, Inc. (Holding
               Company)                                                                                           643,808
       8,200   Johnson Controls, Inc.                                                                             457,232
       5,300   Jones Apparel Group, Inc.                                                                          177,497
       1,500   KB Home                                                                                            176,190
       3,400   Knight-Ridder, Inc.                                                                                228,650
      13,300   Kohl's Corporation(b,d)                                                                            686,679
       8,300   Leggett & Platt, Inc.                                                                              239,704
      15,562   Limited Brands, Inc.                                                                               378,157
       4,800   Liz Claiborne, Inc.                                                                                192,624
      33,400   Lowe's Companies, Inc.                                                                           1,906,806
       7,600   Marriott International, Inc.                                                                       508,136
      18,125   Mattel, Inc.                                                                                       386,969
      12,600   May Department Stores Company                                                                      466,452
       3,500   Maytag Corporation(c)                                                                               48,895
      55,700   McDonald's Corporation(d)                                                                        1,734,498
       8,200   McGraw-Hill Companies, Inc.                                                                        715,450
       1,900   Meredith Corporation                                                                                88,825
       6,300   New York Times Company                                                                             230,454
      11,826   Newell Rubbermaid, Inc.(c)                                                                         259,462
     107,400   News Corporation                                                                                 1,817,208
       8,200   NIKE, Inc.                                                                                         683,142
       4,800   Nordstrom, Inc.                                                                                    265,824
      13,400   Office Depot, Inc.(b)                                                                              297,212
       4,100   OfficeMax, Inc.                                                                                    137,350
       8,000   Omnicom Group, Inc.                                                                                708,160
       4,600   Pulte Homes, Inc.                                                                                  338,698
       6,900   RadioShack Corporation                                                                             169,050
       2,300   Reebok International, Ltd.                                                                         101,890
       4,381   Sears Holdings Corporation(b)                                                                      583,408
       5,000   Sherwin-Williams Company                                                                           219,950
       2,600   Snap-On, Inc.                                                                                       82,654
       3,000   Stanley Works                                                                                      135,810
      22,000   Staples, Inc.                                                                                      691,460
      17,200   Starbucks Corporation(b)                                                                           888,552
       9,200   Starwood Hotels & Resorts Worldwide, Inc.                                                          552,276
      38,500   Target Corporation(d)                                                                            1,925,770
       6,100   Tiffany & Company(c)                                                                               210,572
     192,650   Time Warner, Inc.(b)                                                                             3,381,008
      20,700   TJX Companies, Inc.                                                                                509,841
       8,800   Toys 'R' Us, Inc.(b)                                                                               226,688
      12,100   Tribune Company                                                                                    482,427
      10,800   Univision Communications, Inc.(b)                                                                  299,052
       3,800   VF Corporation                                                                                     224,732
      71,925   Viacom, Inc.                                                                                     2,505,148
       5,756   Visteon Corporation(c)                                                                              32,867
      88,987   Walt Disney Company(d)                                                                           2,556,597
       5,000   Wendy's International, Inc.                                                                        195,200
       3,000   Whirlpool Corporation                                                                              203,190
      12,660   Yum! Brands, Inc.                                                                                  655,915
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    51,863,765
=========================================================================================================================

Consumer Staples (5.1%)
-------------------------------------------------------------------------------------------------------------------------
       3,600   Alberto-Culver Company                                                                             172,296
      15,922   Albertson's, Inc.(c)                                                                               328,789
      88,600   Altria Group, Inc.(d)                                                                            5,793,554
      33,400   Anheuser-Busch Companies, Inc.(d)                                                                1,582,826
      25,141   Archer-Daniels-Midland Company                                                                     617,966
      20,600   Avon Products, Inc.                                                                                884,564
       2,600   Brown-Forman Corporation                                                                           142,350
      10,200   Campbell Soup Company(d)                                                                           296,004
       6,600   Clorox Company                                                                                     415,734
      90,200   Coca-Cola Company(d)                                                                             3,758,634
       9,900   Coca-Cola Enterprises, Inc.                                                                        203,148
      22,800   Colgate-Palmolive Company                                                                        1,189,476
      22,100   ConAgra Foods, Inc.                                                                                597,142
      20,500   Costco Wholesale Corporation                                                                       905,690
      16,900   CVS Corporation                                                                                    889,278
      16,000   General Mills, Inc.                                                                                786,400
      42,700   Gillette Company(d)                                                                              2,155,496
      15,050   H.J. Heinz Company                                                                                 554,442
       8,000   Hershey Foods Corporation                                                                          483,680
      12,400   Kellogg Company                                                                                    536,548
      20,680   Kimberly-Clark Corporation                                                                       1,359,296
      30,600   Kroger Company(b)                                                                                  490,518
       6,000   McCormick & Company, Inc.                                                                          206,580
       3,100   Molson Coors Brewing Company                                                                       239,227
       6,500   Pepsi Bottling Group, Inc.                                                                         181,025
      72,020   PepsiCo, Inc.                                                                                    3,819,221
     108,800   Procter & Gamble Company                                                                         5,766,400
       3,600   Reynolds American, Inc.                                                                            290,124
      19,300   Safeway, Inc.(b)                                                                                   357,629
      33,600   Sara Lee Corporation                                                                               744,576
       5,900   SUPERVALU, Inc.                                                                                    196,765
      27,700   SYSCO Corporation                                                                                  991,660
       7,100   UST, Inc.                                                                                          367,070
     107,300   Wal-Mart Stores, Inc.(d)                                                                         5,376,803
      43,200   Walgreen Company                                                                                 1,918,944
       7,100   William Wrigley Jr. Company                                                                        465,547
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                          45,065,402
=========================================================================================================================

Energy (4.6%)
-------------------------------------------------------------------------------------------------------------------------
       3,400   Amerada Hess Corporation(c)                                                                        327,114
       9,918   Anadarko Petroleum Corporation                                                                     754,760
      13,768   Apache Corporation                                                                                 843,015
       2,700   Ashland, Inc.                                                                                      182,169
      14,720   Baker Hughes, Inc.                                                                                 654,893
       7,000   BJ Services Company                                                                                363,160
      16,234   Burlington Resources, Inc.                                                                         812,836
      89,296   ChevronTexaco Corporation(d)                                                                     5,206,850
      29,540   ConocoPhillips                                                                                   3,185,594
      19,900   Devon Energy Corporation(d)                                                                        950,225
      27,686   El Paso Corporation                                                                                292,918
      10,000   EOG Resources, Inc.                                                                                487,400
     269,672   Exxon Mobil Corporation(d)                                                                      16,072,451
      21,300   Halliburton Company                                                                                921,225
       6,880   Kerr-McGee Corporation                                                                             538,910
       4,300   Kinder Morgan, Inc.                                                                                325,510
      14,600   Marathon Oil Corporation                                                                           685,032
       5,600   Nabors Industries, Ltd.(b)                                                                         331,184
       7,100   National Oilwell Varco, Inc.(b)                                                                    331,570
       5,900   Noble Corporation                                                                                  331,639
      16,700   Occidental Petroleum Corporation                                                                 1,188,539
       4,700   Rowan Companies, Inc.                                                                              140,671
      25,600   Schlumberger, Ltd.                                                                               1,804,288
       3,000   Sunoco, Inc.                                                                                       310,560
      13,436   Transocean, Inc.(b)                                                                                691,417
      11,400   Unocal Corporation                                                                                 703,266
      10,700   Valero Energy Corporation                                                                          783,989
      23,700   Williams Companies, Inc.                                                                           445,797
      14,800   XTO Energy, Inc.                                                                                   486,032
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    40,153,014
=========================================================================================================================

Financials (10.5%)
-------------------------------------------------------------------------------------------------------------------------
      12,400   ACE, Ltd.                                                                                          511,748
      21,600   AFLAC, Inc.                                                                                        804,816
      29,496   Allstate Corporation(d)                                                                          1,594,554
       4,750   Ambac Financial Group, Inc.                                                                        355,062
      47,500   American Express Company                                                                         2,440,075
     116,002   American International Group, Inc.(d)                                                            6,427,671
      15,100   AmSouth Bancorporation                                                                             391,845
      13,850   Aon Corporation                                                                                    316,334
       4,200   Apartment Investment & Management Company                                                          156,240
       8,600   Archstone-Smith Trust                                                                              293,346
     174,712   Bank of America Corporation(d)                                                                   7,704,799
      33,700   Bank of New York Company, Inc.(b)                                                                  978,985
      23,500   BB&T Corporation(d)                                                                                918,380
       4,778   Bear Stearns Companies, Inc.                                                                       477,322
      10,600   Capital One Financial Corporation                                                                  792,562
      41,425   Charles Schwab Corporation                                                                         435,377
       8,200   Chubb Corporation                                                                                  650,014
       6,525   Cincinnati Financial Corporation                                                                   284,555
       9,000   CIT Group, Inc.(d)                                                                                 342,000
     225,689   Citigroup, Inc.                                                                                 10,142,464
       7,400   Comerica, Inc.                                                                                     407,592
       5,400   Compass Bancshares, Inc.                                                                           245,160
      25,098   Countrywide Financial Corporation                                                                  814,681
      16,000   E*TRADE Financial Corporation(b)                                                                   192,000
      17,100   Equity Office Properties Trust                                                                     515,223
      12,100   Equity Residential REIT                                                                            389,741
      29,800   Federal Home Loan Mortgage Corporation                                                           1,883,360
      43,500   Federal National Mortgage Corporation                                                            2,368,575
       3,700   Federated Investors, Inc.                                                                          104,747
      20,616   Fifth Third Bancorp(c)                                                                             886,076
       5,400   First Horizon National Corporation(c)                                                              220,266
       6,200   Franklin Resources, Inc.                                                                           425,630
      10,900   Golden West Financial Corporation                                                                  659,450
      17,800   Goldman Sachs Group, Inc.                                                                        1,957,822
      12,800   Hartford Financial Services Group, Inc.                                                            877,568
      10,016   Huntington Bancshares, Inc.(c)                                                                     239,382
     153,498   J.P. Morgan Chase & Company                                                                      5,311,031
      10,300   Janus Capital Group, Inc.                                                                          143,685
       6,000   Jefferson-Pilot Corporation                                                                        294,300
      17,500   KeyCorp                                                                                            567,875
      11,600   Lehman Brothers Holdings, Inc.                                                                   1,092,256
       7,600   Lincoln National Corporation                                                                       343,064
       5,700   Loews Corporation                                                                                  419,178
       3,700   M&T Bank Corporation                                                                               377,622
      22,800   Marsh & McLennan Companies, Inc.                                                                   693,576
       8,400   Marshall & Ilsley Corporation                                                                      350,700
       6,100   MBIA, Inc.                                                                                         318,908
      54,805   MBNA Corporation                                                                                 1,345,463
      18,400   Mellon Financial Corporation                                                                       525,136
      40,300   Merrill Lynch & Company, Inc.                                                                    2,280,980
      31,500   MetLife, Inc.                                                                                    1,231,650
       4,200   MGIC Investment Corporation                                                                        259,014
       5,400   Moody's Corporation                                                                                436,644
      48,590   Morgan Stanley and Company                                                                       2,781,778
      23,800   National City Corporation                                                                          797,300
      20,250   North Fork Bancorporation, Inc.                                                                    561,735
       8,100   Northern Trust Corporation                                                                         351,864
       8,000   Plum Creek Timber Company, Inc.                                                                    285,600
      12,000   PNC Financial Services Group, Inc.                                                                 617,760
      12,800   Principal Financial Group, Inc.                                                                    492,672
       8,700   Progressive Corporation                                                                            798,312
       8,000   ProLogis Trust                                                                                     296,800
      12,600   Providian Financial Corporation(b)                                                                 216,216
      22,400   Prudential Financial, Inc.                                                                       1,285,760
      19,787   Regions Financial Corporation                                                                      641,099
       5,500   SAFECO Corporation                                                                                 267,905
       9,300   Simon Property Group, Inc.                                                                         563,394
      18,100   SLM Corporation                                                                                    902,104
      16,100   Sovereign Bancorp, Inc.                                                                            356,776
      28,925   St. Paul Travelers Companies, Inc.                                                               1,062,415
      14,400   State Street Corporation                                                                           629,568
      13,600   SunTrust Banks, Inc.                                                                               980,152
      13,450   Synovus Financial Corporation                                                                      374,717
       5,100   T. Rowe Price Group, Inc.                                                                          302,838
       4,600   Torchmark Corporation                                                                              240,120
      80,221   U.S. Bancorp                                                                                     2,311,969
      12,358   UnumProvident Corporation(c)                                                                       210,333
      68,315   Wachovia Corporation                                                                             3,477,917
      37,375   Washington Mutual, Inc.                                                                          1,476,312
      72,960   Wells Fargo & Company                                                                            4,363,008
       6,100   XL Capital, Ltd.                                                                                   441,457
       4,000   Zions Bancorporation                                                                               276,080
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                91,560,465
=========================================================================================================================

Health Care (6.9%)
-------------------------------------------------------------------------------------------------------------------------
      68,500   Abbott Laboratories(d)                                                                           3,193,470
      12,628   Aetna, Inc.                                                                                        946,469
       5,700   Allergan, Inc.                                                                                     395,979
       4,600   AmerisourceBergen Corporation(c)                                                                   263,534
      53,052   Amgen, Inc.(b)                                                                                   3,088,157
       8,400   Applera Corporation (Applied Biosystems
               Group)                                                                                             165,816
       2,300   Bausch & Lomb, Inc.                                                                                168,590
      26,300   Baxter International, Inc.                                                                         893,674
      10,900   Becton, Dickinson and Company                                                                      636,778
      13,930   Biogen Idec, Inc.(b)                                                                               480,724
      10,550   Biomet, Inc.                                                                                       382,965
      28,800   Boston Scientific Corporation(b)                                                                   843,552
      84,500   Bristol-Myers Squibb Company                                                                     2,151,370
       4,500   C.R. Bard, Inc.                                                                                    306,360
      18,575   Cardinal Health, Inc.                                                                            1,036,485
      19,600   Caremark Rx, Inc.(b)                                                                               779,688
       4,700   Chiron Corporation(b)                                                                              164,782
       5,600   CIGNA Corporation                                                                                  500,080
      48,700   Eli Lilly and Company                                                                            2,537,270
       3,300   Express Scripts, Inc.(b,c)                                                                         287,727
       5,000   Fisher Scientific International, Inc.(b)                                                           284,600
      15,400   Forest Laboratories, Inc.(b)                                                                       569,030
      10,700   Genzyme Corporation(b)                                                                             612,468
      18,600   Gilead Sciences, Inc.(b)                                                                           665,880
      13,900   Guidant Corporation                                                                              1,027,210
      16,850   HCA, Inc.                                                                                          902,654
      10,500   Health Management Associates, Inc.                                                                 274,890
       6,730   Hospira, Inc.(b)                                                                                   217,177
       7,000   Humana, Inc.(b)                                                                                    223,580
       9,800   IMS Health, Inc.                                                                                   239,022
     128,206   Johnson & Johnson                                                                                8,610,315
      10,733   King Pharmaceuticals, Inc.(b)                                                                       89,191
       5,700   Laboratory Corporation of America
               Holdings(b)                                                                                        274,740
       3,800   Manor Care, Inc.                                                                                   138,168
      12,680   McKesson Corporation                                                                               478,670
      11,955   Medco Health Solutions, Inc.(b)                                                                    592,609
      10,700   MedImmune, Inc.(b)                                                                                 254,767
      51,800   Medtronic, Inc.                                                                                  2,639,210
      95,000   Merck & Company, Inc.                                                                            3,075,150
       2,200   Millipore Corporation(b)                                                                            95,480
      11,600   Mylan Laboratories, Inc.(c)                                                                        205,552
       5,600   PerkinElmer, Inc.                                                                                  115,528
     321,851   Pfizer, Inc.                                                                                     8,455,026
       3,400   Quest Diagnostics, Inc.                                                                            357,442
      63,100   Schering-Plough Corporation                                                                      1,145,265
      15,480   St. Jude Medical, Inc.(b)                                                                          557,280
      14,600   Stryker Corporation                                                                                651,306
      20,050   Tenet Healthcare Corporation(b)                                                                    231,176
       6,900   Thermo Electron Corporation(b)                                                                     174,501
      27,200   UnitedHealth Group, Inc.                                                                         2,594,336
       5,200   Waters Corporation(b)                                                                              186,108
       4,700   Watson Pharmaceuticals, Inc.(b)                                                                    144,431
      13,000   WellPoint, Inc.(b)                                                                               1,629,550
      57,600   Wyeth                                                                                            2,429,568
      10,390   Zimmer Holdings, Inc.(b)                                                                           808,446
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               60,173,796
=========================================================================================================================

Industrials (6.3%)
-------------------------------------------------------------------------------------------------------------------------
      33,200   3M Company                                                                                       2,844,908
       9,500   Allied Waste Industries, Inc.(b,c)                                                                  69,445
       7,200   American Power Conversion Corporation                                                              187,992
       6,300   American Standard Companies, Inc.                                                                  292,824
       6,300   Apollo Group, Inc.(b)                                                                              466,578
       4,000   Avery Dennison Corporation                                                                         247,720
      35,728   Boeing Company(d)                                                                                2,088,659
      15,792   Burlington Northern Santa Fe Corporation                                                           851,663
      14,700   Caterpillar, Inc.                                                                                1,344,168
      45,660   Cendant Corporation(d)                                                                             937,856
       5,400   Cintas Corporation                                                                                 223,074
       4,100   Cooper Industries, Ltd.                                                                            293,232
       9,200   CSX Corporation                                                                                    383,180
       1,800   Cummins, Inc.(c)                                                                                   126,630
      10,400   Danaher Corporation                                                                                555,464
      10,500   Deere & Company                                                                                    704,865
       6,300   Delta Air Lines, Inc.(b,c)                                                                          25,515
       8,900   Dover Corporation                                                                                  336,331
       6,600   Eaton Corporation                                                                                  431,640
      18,100   Emerson Electric Company(d)                                                                      1,175,233
       5,900   Equifax, Inc.                                                                                      181,071
      12,940   FedEx Corporation                                                                                1,215,713
       3,600   Fluor Corporation                                                                                  199,548
       8,600   General Dynamics Corporation                                                                       920,630
     461,400   General Electric Company                                                                        16,638,093
       5,200   Goodrich Corporation                                                                               199,108
       7,100   H&R Block, Inc.                                                                                    359,118
      36,337   Honeywell International, Inc.                                                                    1,352,100
      11,100   Illinois Tool Works, Inc.                                                                          993,783
       7,400   Ingersoll-Rand Company                                                                             589,410
       4,100   ITT Industries, Inc.                                                                               369,984
       5,000   L-3 Communications Holdings, Inc.                                                                  355,100
      15,600   Lockheed Martin Corporation                                                                        952,536
      19,400   Masco Corporation                                                                                  672,598
       5,100   Monster Worldwide, Inc.(b)                                                                         143,055
       2,700   Navistar International Corporation(b)                                                               98,280
      16,800   Norfolk Southern Corporation                                                                       622,440
      15,806   Northrop Grumman Corporation                                                                       853,208
       7,500   PACCAR, Inc.                                                                                       542,925
       5,400   Pall Corporation                                                                                   146,448
       5,100   Parker-Hannifin Corporation                                                                        310,692
       9,900   Pitney Bowes, Inc.                                                                                 446,688
       9,400   R.R. Donnelley & Sons Company                                                                      297,228
      19,200   Raytheon Company                                                                                   743,040
       6,300   Robert Half International, Inc.                                                                    169,848
       7,100   Rockwell Automation, Inc.(c)                                                                       402,144
       7,600   Rockwell Collins, Inc.                                                                             361,684
       2,900   Ryder System, Inc.                                                                                 120,930
      29,180   Southwest Airlines Company                                                                         415,523
       5,900   Textron, Inc.                                                                                      440,258
      86,363   Tyco International, Ltd.                                                                         2,919,069
      11,000   Union Pacific Corporation                                                                          766,700
      48,200   United Parcel Service, Inc.                                                                      3,506,068
      21,800   United Technologies Corporation                                                                  2,216,188
       3,400   W.W. Grainger, Inc.                                                                                211,718
      24,630   Waste Management, Inc.                                                                             710,576
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               55,030,479
=========================================================================================================================

Information Technology (7.8%)
-------------------------------------------------------------------------------------------------------------------------
      36,400   ADC Telecommunications, Inc.(b,c)                                                                   72,436
      10,300   Adobe Systems, Inc.                                                                                691,851
      16,800   Advanced Micro Devices, Inc.(b,c)                                                                  270,816
       5,500   Affiliated Computer Services, Inc.(b)                                                              292,820
      15,963   Agilent Technologies, Inc.(b)                                                                      354,379
      16,000   Altera Corporation(b)                                                                              316,480
      16,000   Analog Devices, Inc.                                                                               578,240
       7,000   Andrew Corporation(b,c)                                                                             81,970
      34,300   Apple Computer, Inc.(b)                                                                          1,429,281
      71,300   Applied Materials, Inc.(b)                                                                       1,158,625
      12,900   Applied Micro Circuits Corporation(b)                                                               42,441
       9,800   Autodesk, Inc.                                                                                     291,648
      24,900   Automatic Data Processing, Inc.(d)                                                               1,119,255
      20,839   Avaya, Inc.(b)                                                                                     243,400
       9,400   BMC Software, Inc.(b)                                                                              141,000
      10,600   Broadcom Corporation(b)                                                                            317,152
      25,300   CIENA Corporation(b,c)                                                                              43,516
     279,100   Cisco Systems, Inc.(b,d)                                                                         4,993,099
       7,400   Citrix Systems, Inc.(b)                                                                            176,268
      19,675   Computer Associates International, Inc.                                                            533,192
       8,200   Computer Sciences Corporation(b)                                                                   375,970
      16,700   Compuware Corporation(b)                                                                           120,240
       8,600   Comverse Technology, Inc.(b)                                                                       216,892
       6,200   Convergys Corporation(b)                                                                            92,566
      59,900   Corning, Inc.(b)                                                                                   666,687
     107,300   Dell, Inc.(b,d)                                                                                  4,122,466
      13,100   Electronic Arts, Inc.(b)                                                                           678,318
      22,300   Electronic Data Systems Corporation                                                                460,941
     100,624   EMC Corporation(b)                                                                               1,239,688
      34,362   First Data Corporation(d)                                                                        1,350,770
       8,250   Fiserv, Inc.(b)                                                                                    328,350
      17,030   Freescale Semiconductor, Inc.(b)                                                                   293,768
       9,600   Gateway, Inc.(b,c)                                                                                  38,688
     123,761   Hewlett-Packard Company                                                                          2,715,316
     269,700   Intel Corporation                                                                                6,265,131
      70,900   International Business Machines
               Corporation                                                                                      6,478,842
       7,900   Intuit, Inc.(b)                                                                                    345,783
       7,000   Jabil Circuit, Inc.(b)                                                                             199,640
      63,600   JDS Uniphase Corporation(b)                                                                        106,212
       8,400   KLA-Tencor Corporation(b)                                                                          386,484
       5,600   Lexmark International, Inc.(b)                                                                     447,832
      13,200   Linear Technology Corporation                                                                      505,692
      16,400   LSI Logic Corporation(b,c)                                                                          91,676
     190,875   Lucent Technologies, Inc.(b,c)                                                                     524,906
      14,100   Maxim Integrated Products, Inc.                                                                    576,267
       3,600   Mercury Interactive Corporation(b)                                                                 170,568
      26,200   Micron Technology, Inc.(b)                                                                         270,908
     399,900   Microsoft Corporation(d)                                                                         9,665,583
       6,250   Molex, Inc.(c)                                                                                     164,750
     106,221   Motorola, Inc.                                                                                   1,590,128
      15,200   National Semiconductor Corporation                                                                 313,272
       8,100   NCR Corporation(b)                                                                                 273,294
      15,700   Network Appliance, Inc.(b)                                                                         434,262
      16,000   Novell, Inc.(b,c)                                                                                   95,360
       6,000   Novellus Systems, Inc.(b)                                                                          160,380
       7,200   NVIDIA Corporation(b,c)                                                                            171,072
     160,300   Oracle Corporation(b)                                                                            2,000,544
      11,900   Parametric Technology Corporation(b)                                                                66,521
      14,350   Paychex, Inc.                                                                                      470,967
       7,700   PMC-Sierra, Inc.(b)                                                                                 67,760
       4,000   QLogic Corporation(b)                                                                              162,000
      72,600   QUALCOMM, Inc.                                                                                   2,660,790
       5,685   Sabre Holdings Corporation                                                                         124,388
      22,800   Sanmina-SCI Corporation(b)                                                                         119,016
       6,600   Scientific-Atlanta, Inc.                                                                           186,252
      21,700   Siebel Systems, Inc.(b)                                                                            198,121
      41,200   Solectron Corporation(b)                                                                           142,964
     144,100   Sun Microsystems, Inc.(b)                                                                          582,164
      12,400   SunGard Data Systems, Inc.(b)                                                                      427,800
      30,900   Symantec Corporation(b)                                                                            659,097
      10,400   Symbol Technologies, Inc.                                                                          150,696
       4,000   Tektronix, Inc.                                                                                     98,120
      20,000   Tellabs, Inc.(b)                                                                                   146,000
       8,400   Teradyne, Inc.(b)                                                                                  122,640
      73,600   Texas Instruments, Inc.                                                                          1,876,064
      14,600   Unisys Corporation(b)                                                                              103,076
      18,300   VERITAS Software Corporation(b)                                                                    424,926
      41,000   Xerox Corporation(b)                                                                               621,150
      15,000   Xilinx, Inc.                                                                                       438,450
      51,900   Yahoo!, Inc.(b)                                                                                  1,759,410
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    68,695,487
=========================================================================================================================

Materials (1.7%)
-------------------------------------------------------------------------------------------------------------------------
       9,800   Air Products and Chemicals, Inc.                                                                   620,242
      37,264   Alcoa, Inc.(d)                                                                                   1,132,453
       3,381   Allegheny Technologies, Inc.                                                                        81,516
       4,600   Ball Corporation                                                                                   190,808
       4,700   Bemis Company, Inc.                                                                                146,264
      40,577   Dow Chemical Company(d)                                                                          2,022,763
      43,019   E.I. du Pont de Nemours and Company                                                              2,204,294
       3,500   Eastman Chemical Company                                                                           206,500
       7,900   Ecolab, Inc.                                                                                       261,095
       5,150   Engelhard Corporation                                                                              154,654
       7,500   Freeport-McMoRan Copper & Gold, Inc.                                                               297,075
      11,083   Georgia-Pacific Corporation                                                                        393,336
       2,300   Great Lakes Chemical Corporation                                                                    73,876
       4,900   Hercules, Inc.(b)                                                                                   70,952
       3,600   International Flavors & Fragrances, Inc.                                                           142,200
      21,021   International Paper Company                                                                        773,363
       4,800   Louisiana-Pacific Corporation                                                                      120,672
       8,680   MeadWestvaco Corporation                                                                           276,198
      11,033   Monsanto Company                                                                                   711,628
      19,217   Newmont Mining Corporation                                                                         811,918
       6,800   Nucor Corporation                                                                                  391,408
       6,200   Pactiv Corporation(b)                                                                              144,770
       4,120   Phelps Dodge Corporation                                                                           419,128
       7,400   PPG Industries, Inc.                                                                               529,248
      13,600   Praxair, Inc.                                                                                      650,896
       6,711   Rohm and Haas Company                                                                              322,128
       3,564   Sealed Air Corporation(b)                                                                          185,114
       3,100   Sigma-Aldrich Corporation                                                                          189,875
       2,400   Temple-Inland, Inc.                                                                                174,120
       4,900   United States Steel Corporation                                                                    249,165
       4,500   Vulcan Materials Company                                                                           255,735
      10,400   Weyerhaeuser Company                                                                               712,400
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                 14,915,794
=========================================================================================================================

Telecommunications Services (1.7%)
-------------------------------------------------------------------------------------------------------------------------
      12,900   ALLTEL Corporation                                                                                 707,565
      34,313   AT&T Corporation                                                                                   643,369
      79,200   BellSouth Corporation                                                                            2,082,168
       5,750   CenturyTel, Inc.                                                                                   188,830
      14,700   Citizens Communications Company                                                                    190,218
      47,900   Nextel Communications, Inc.(b)                                                                   1,361,318
      66,318   Qwest Communications International,
               Inc.(b,c)                                                                                          245,377
     142,362   SBC Communications, Inc.                                                                         3,372,556
      63,150   Sprint Corporation                                                                               1,436,662
     119,770   Verizon Communications, Inc.                                                                     4,251,835
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                               14,479,898
=========================================================================================================================

Utilities (1.7%)
-------------------------------------------------------------------------------------------------------------------------
      27,900   AES Corporation(b)                                                                                 457,002
       5,900   Allegheny Energy, Inc.(b,c)                                                                        121,894
       8,500   Ameren Corporation(c)                                                                              416,585
      16,440   American Electric Power Company, Inc.                                                              559,946
      23,800   Calpine Corporation(b,c)                                                                            66,640
      11,624   CenterPoint Energy, Inc.(c)                                                                        139,837
       8,300   Cinergy Corporation                                                                                336,316
       9,300   CMS Energy Corporation(b,c)                                                                        121,272
      10,500   Consolidated Edison, Inc.                                                                          442,890
       7,600   Constellation Energy Group, Inc.                                                                   392,920
      14,315   Dominion Resources, Inc.                                                                         1,065,465
       7,600   DTE Energy Company                                                                                 345,648
      39,922   Duke Energy Corporation                                                                          1,118,215
      11,900   Dynegy, Inc.(b,c)                                                                                   46,529
      14,000   Edison International, Inc.                                                                         486,080
       9,200   Entergy Corporation                                                                                650,072
      28,474   Exelon Corporation(d)                                                                            1,306,672
      14,200   FirstEnergy Corporation                                                                            595,690
      16,700   FPL Group, Inc.                                                                                    670,505
       7,000   KeySpan Corporation                                                                                272,790
       2,000   Nicor, Inc.(c)                                                                                      74,180
      11,734   NiSource, Inc.                                                                                     267,418
       1,700   Peoples Energy Corporation                                                                          71,264
      15,400   PG&E Corporation                                                                                   525,140
       4,000   Pinnacle West Capital Corporation                                                                  170,040
       8,100   PPL Corporation                                                                                    437,319
      10,691   Progress Energy, Inc.                                                                              448,487
      10,200   Public Service Enterprise Group, Inc.                                                              554,778
      10,187   Sempra Energy                                                                                      405,850
      31,600   Southern Company                                                                                 1,005,828
       8,800   TECO Energy, Inc.(c)                                                                               137,984
      10,170   TXU Corporation                                                                                    809,837
      17,310   Xcel Energy, Inc.                                                                                  297,386
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 14,818,479
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $392,644,689)                                                         456,756,579
=========================================================================================================================


   Principal
      Amount   Long-Term Fixed Income (30.6%)                           Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------

Asset-Backed Securities (1.0%)
-------------------------------------------------------------------------------------------------------------------------
  $1,000,000   California Infrastructure PG&E Company                           6.480%       12/26/2009        $1,046,328
   1,000,000   Chase Funding Mortgage Loan Asset Backed
               Certificates                                                     2.734         9/25/2024           989,782
   2,500,000   GMAC Mortgage Corporation Loan Trust(e)                          2.940         4/25/2005         2,498,500
     400,000   GMAC Mortgage Corporation Loan Trust(e)                          2.980         4/25/2005           400,776
     775,000   Honda Auto Receivables Owner Trust                               3.820         5/21/2010           761,768
     400,000   Massachusetts RRB Special Purpose Trust                          3.780         9/15/2010           395,420
     400,000   MBNA Credit Card Master Note Trust(e)                            2.920         4/15/2005           400,761
   2,000,000   Structured Asset Investment Loan Trust(e)                        2.930         4/25/2005         2,000,000
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed Securities                                                                    8,493,335
=========================================================================================================================

Basic Materials (0.2%)
-------------------------------------------------------------------------------------------------------------------------
     300,000   Codelco, Inc.                                                    6.375        11/30/2012           321,293
     450,000   Dow Chemical Company(c)                                          5.750        11/15/2009           469,359
     550,000   Weyerhaeuser Company                                             6.750         3/15/2012           604,085
-------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                            1,394,737
=========================================================================================================================

Capital Goods (0.6%)
-------------------------------------------------------------------------------------------------------------------------
     850,000   Boeing Capital Corporation(c)                                    6.100          3/1/2011           904,549
     225,000   Caterpillar, Inc.                                                4.500         6/15/2009           223,460
   1,050,000   General Electric Company                                         5.000          2/1/2013         1,048,474
     250,000   Honeywell International, Inc.                                    8.625         4/15/2006           261,237
     225,000   Hutchison Whampoa International, Ltd.                            5.450        11/24/2010           227,965
     225,000   Hutchison Whampoa International, Ltd.                            6.250         1/24/2014           233,986
     300,000   John Deere Capital Corporation(d)                                7.000         3/15/2012           336,891
     475,000   Lockheed Martin Corporation(c)                                   8.200         12/1/2009           544,010
     225,000   Northrop Grumman Corporation                                     7.125         2/15/2011           250,917
     425,000   Raytheon Company                                                 5.500        11/15/2012           438,955
     500,000   Tyco International Group SA                                      6.375        10/15/2011           533,775
-------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                              5,004,219
=========================================================================================================================

Commercial Mortgage-Backed Securities (1.2%)
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Banc of America Commercial Mortgage, Inc.                        5.118         7/11/2043         1,012,120
     400,000   Bear Stearns Commercial Mortgage
               Securities, Inc.                                                 3.869         2/11/2041           387,791
     500,000   Credit Suisse First Boston Mortgage
               Securities Corporation                                           4.829        11/15/2037           489,958
     200,000   General Electric Commercial Mortgage
               Corporation                                                      4.641         9/10/2013           196,545
   1,500,000   GMAC Commercial Mortgage Securities, Inc.                        4.547        12/10/2041         1,470,926
   1,000,000   Greenwich Capital Commercial Funding
               Corporation                                                      5.317         6/10/2036         1,017,379
     400,000   J.P. Morgan Chase Comercial Mortgage
               Securities Corporation                                           4.654         1/12/2037           392,742
   1,000,000   LB-UBS Commercial Mortgage Trust                                 3.086         5/15/2027           960,043
   1,779,112   Nationslink Funding Corporation                                  6.316         1/20/2031         1,866,981
   2,500,000   Wachovia Bank Commercial Mortgage
               Trust(e,f)                                                       2.910         4/15/2005         2,500,391
-------------------------------------------------------------------------------------------------------------------------
               Total Commercial Mortgage-Backed
               Securities                                                                                      10,294,876
=========================================================================================================================

Communications Services (0.8%)
-------------------------------------------------------------------------------------------------------------------------
     450,000   AT&T Wireless Services, Inc.(d)                                  7.875          3/1/2011           511,827
     225,000   British Telecom plc                                              8.375        12/15/2010           261,405
     450,000   Cingular Wireless, Inc.(d)                                       6.500        12/15/2011           484,606
     200,000   Comcast Corporation                                              5.500         3/15/2011           203,682
     500,000   Cox Communications, Inc.                                         7.750         11/1/2010           555,328
     225,000   Deutsche Telekom International Finance BV                        8.500         6/15/2010           258,768
     400,000   Deutsche Telekom International Finance BV                        5.250         7/22/2013           401,141
     225,000   France Telecom SA                                                9.250          3/1/2011           257,453
     500,000   News America, Inc.(c)                                            4.750         3/15/2010           497,758
     500,000   SBC Communications, Inc.                                         5.875          2/1/2012           521,290
     600,000   Sprint Capital Corporation                                       7.625         1/30/2011           667,867
     450,000   Sprint Capital Corporation                                       6.900          5/1/2019           487,380
     425,000   Tele-Communications, Inc. (TCI Group)                            7.875          8/1/2013           495,751
     550,000   Telecom Italia Capital SA                                        5.250        11/15/2013           543,377
   1,000,000   Verizon Global Funding Corporation                               7.250         12/1/2010         1,109,771
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                    7,257,404
=========================================================================================================================

Consumer Cyclical (0.8%)
-------------------------------------------------------------------------------------------------------------------------
     650,000   AOL Time Warner, Inc.                                            6.875          5/1/2012           709,855
     500,000   DaimlerChrysler North American Holdings
               Corporation(d)                                                   6.500        11/15/2013           519,988
     750,000   Ford Motor Credit Company                                        5.800         1/12/2009           716,307
   1,025,000   Ford Motor Credit Company(d)                                     7.250        10/25/2011         1,011,498
   1,675,000   General Motors Acceptance Corporation                            5.625         5/15/2009         1,528,057
     500,000   Johnson Controls, Inc.                                           7.125         7/15/2017           569,379
     850,000   Target Corporation(c)                                            6.350         1/15/2011           917,878
     475,000   Toyota Motor Credit Corporation(c)                               2.875          8/1/2008           454,246
     450,000   Wal-Mart Stores, Inc.                                            7.550         2/15/2030           579,514
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                          7,006,722
=========================================================================================================================

Consumer Non-Cyclical (0.5%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   Bunge Limited Finance Corporation                                4.375        12/15/2008           492,806
     425,000   Coca-Cola HBC Finance BV                                         5.125         9/17/2013           426,868
     600,000   ConAgra Foods, Inc.                                              6.000         9/15/2006           614,807
     750,000   General Mills, Inc.                                              6.000         2/15/2012           797,520
     250,000   GlaxoSmithKline Capital, Inc.(c)                                 5.375         4/15/2034           246,560
     500,000   Kraft Foods, Inc.                                                6.250          6/1/2012           537,512
     500,000   Kroger Company(d)                                                4.950         1/15/2015           480,078
     450,000   Safeway, Inc.                                                    4.125         11/1/2008           436,534
     500,000   WellPoint, Inc.                                                  5.000        12/15/2014           490,554
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                      4,523,239
=========================================================================================================================

Energy (0.3%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   Burlington Resources, Inc.                                       6.500         12/1/2011           546,305
     800,000   ConocoPhillips(c)                                                4.750        10/15/2012           794,880
     250,000   PennzEnergy Company                                             10.125        11/15/2009           298,186
     500,000   Union Oil Company of California                                  5.050         10/1/2012           503,068
     500,000   Valero Energy Corporation                                        4.750         6/15/2013           487,302
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     2,629,741
=========================================================================================================================

Financials (2.5%)
-------------------------------------------------------------------------------------------------------------------------
     450,000   Allstate Corporation(c)                                          5.000         8/15/2014           441,534
     250,000   Associates Corporation of North America(d)                       6.250         11/1/2008           264,792
     725,000   Bank of America Corporation(c)                                   3.875         1/15/2008           715,653
     675,000   Bank of America Corporation(c)                                   4.750         8/15/2013           662,188
     425,000   Bank One Corporation                                             5.900        11/15/2011           445,972
     700,000   BB&T Corporation(c)                                              6.500          8/1/2011           763,873
     650,000   CIT Group, Inc.                                                  4.750        12/15/2010           644,353
   1,000,000   Citigroup, Inc.                                                  3.500          2/1/2008           976,435
   2,500,000   Commercial Mortgage Pass-Through
               Certificates(e)                                                  2.910         4/15/2005         2,500,000
     800,000   Countrywide Home Loans, Inc.(d)                                  4.000         3/22/2011           757,418
     650,000   Credit Suisse First Boston USA, Inc.(c)                          3.875         1/15/2009           632,385
   2,500,000   CS First Boston Mortgage Securities
               Corporation(e,f)                                                 2.950         4/15/2005         2,500,000
     450,000   EOP Operating, LP(c)                                             4.750         3/15/2014           421,986
     675,000   Goldman Sachs Group, Inc.                                        6.600         1/15/2012           730,446
     425,000   Household Finance Corporation                                    4.750         5/15/2009           425,557
     525,000   Household Finance Corporation                                    6.375        11/27/2012           567,645
     625,000   International Lease Finance Corporation                          5.875          5/1/2013           644,145
   1,075,000   J.P. Morgan Chase & Company(c)                                   4.500        11/15/2010         1,058,532
     650,000   Lehman Brothers Holdings, Inc.                                   3.950        11/10/2009           626,595
     450,000   Merrill Lynch & Company, Inc.                                    5.000          2/3/2014           440,856
   1,100,000   Morgan Stanley Dean Witter & Company                             6.750         4/15/2011         1,198,914
     675,000   ProLogis Trust                                                   5.500          3/1/2013           676,841
     900,000   RBS Capital Trust I(g)                                           4.709          7/1/2013           869,105
     450,000   Student Loan Marketing Corporation                               4.000         1/15/2010           436,513
     450,000   Union Planters Corporation                                       4.375         12/1/2010           437,613
     425,000   Wachovia Bank NA                                                 4.875          2/1/2015           413,495
     500,000   Washington Mutual Bank FA                                        5.500         1/15/2013           510,251
     900,000   Wells Fargo & Company(d)                                         4.200         1/15/2010           879,996
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                21,643,093
=========================================================================================================================

Foreign (1.0%)
-------------------------------------------------------------------------------------------------------------------------
   1,500,000   Canadian Government                                              5.250         11/5/2008         1,551,532
     625,000   European Investment Bank(c)                                      3.000         6/16/2008           604,592
     450,000   Export-Import Bank of Korea                                      4.125         2/10/2009           438,251
   1,200,000   Inter-American Development Bank                                  5.375        11/18/2008         1,246,068
   1,000,000   Ontario Electricity Financial Corporation                        7.450         3/31/2013         1,174,362
     425,000   Pemex Project Funding Master Trust                               9.125        10/13/2010           490,875
     250,000   Petro-Canada, Ltd.                                               8.600         1/15/2010           298,028
     500,000   Province of Newfoundland                                         8.650        10/22/2022           695,793
     600,000   Province of Quebec(c)                                            4.875          5/5/2014           595,589
     750,000   Republic of Italy(c)                                             4.375         6/15/2013           733,735
     875,000   United Mexican States(c)                                         7.500         1/14/2012           966,000
-------------------------------------------------------------------------------------------------------------------------
               Total Foreign                                                                                    8,794,825
=========================================================================================================================

Mortgage-Backed Securities (9.6%)
-------------------------------------------------------------------------------------------------------------------------
      21,271   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         6.500          4/1/2009            21,998
      17,983   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         7.500          8/1/2010            18,885
      17,846   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         7.000         11/1/2010            18,697
     104,976   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         7.000          2/1/2011           109,983
      62,865   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         6.000          5/1/2012            64,962
      23,811   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         7.000          8/1/2012            25,030
      48,948   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         6.500         11/1/2012            51,206
      19,460   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         6.500          8/1/2013            20,360
     163,214   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         6.000          2/1/2014           168,728
     222,351   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         5.500          4/1/2014           227,272
     219,012   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         6.000          4/1/2014           226,414
      75,764   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         6.500          6/1/2014            79,281
     100,434   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         7.500          9/1/2014           105,815
     261,488   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         6.500          7/1/2016           273,532
   2,259,302   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         5.500         12/1/2017         2,307,780
   7,000,000   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Conventional(f)                                      5.000          4/1/2035         6,846,875
   7,150,000   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Conventional(f)                                      6.000          4/1/2035         7,315,344
       9,560   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         8.000          6/1/2012            10,099
      25,316   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.500          4/1/2024            26,423
     115,288   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         9.000         11/1/2024           127,140
       6,288   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         9.000          4/1/2025             6,941
       9,217   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.000          9/1/2025             9,750
      10,681   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         8.500          9/1/2025            11,659
      19,858   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         8.000          1/1/2026            21,420
       7,101   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.500          5/1/2026             7,404
      21,256   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.000          5/1/2026            22,471
      32,912   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.000          7/1/2026            33,834
       4,108   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.500          7/1/2026             4,414
       1,886   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.500          8/1/2026             2,027
      14,422   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         8.000         11/1/2026            15,547
       8,762   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.500          1/1/2027             9,416
      23,649   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.500          2/1/2027            24,643
      22,803   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.000          2/1/2027            24,063
      39,480   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         8.000          3/1/2027            42,559
      16,954   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.500          4/1/2027            18,212
      23,199   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.000          5/1/2027            24,481
      44,347   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         8.000          6/1/2027            47,785
      16,803   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         8.500          7/1/2027            18,341
      18,563   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.000          9/1/2027            19,589
      21,946   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         8.000         10/1/2027            23,647
      22,580   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.500         11/1/2027            24,255
      20,375   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.500         12/1/2027            21,231
      34,922   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.500         12/1/2027            37,513
      47,729   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.000          3/1/2028            50,337
      17,495   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.500          5/1/2028            18,792
      93,507   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.500          6/1/2028            97,386
      43,652   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.000         10/1/2028            46,037
      68,355   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.500         11/1/2028            71,191
      21,064   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.500          1/1/2029            21,938
     159,479   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.000          3/1/2029           163,681
      87,590   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.500          4/1/2029            91,172
     145,330   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.000          5/1/2029           149,159
     131,927   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.000          5/1/2029           139,106
      70,440   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.500          7/1/2029            73,320
      86,907   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.500          8/1/2029            90,461
      29,272   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.000          9/1/2029            30,865
      37,357   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.000         10/1/2029            39,390
      30,412   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.500         11/1/2029            32,589
       9,806   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.000          1/1/2030            10,337
      66,736   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.500          1/1/2030            71,477
      28,516   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         8.000          8/1/2030            30,689
     156,116   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.000          3/1/2031           159,991
     416,218   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.000          6/1/2031           426,551
     359,840   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.000          1/1/2032           368,774
   1,122,201   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.000         10/1/2032         1,150,034
      89,336   Federal Home Loan Mortgage Corporation
               Gold 7-Yr. Balloon                                               6.000          4/1/2006            90,791
   9,150,000   Federal National Mortgage Association
               15-Yr. Conventional(f)                                           4.500          4/1/2020         8,944,125
  10,800,000   Federal National Mortgage Association
               15-Yr. Conventional(f)                                           5.000          4/1/2020        10,789,870
  31,400,000   Federal National Mortgage Association
               30-Yr. Conventional(f)                                           5.500          4/1/2035        31,439,250
      10,202   Federal National Mortgage
               Association 30-Yr. Pass Through                                  7.500          7/1/2026            10,954
   1,055,776   Federal National Mortgage
               Association 30-Yr. Pass Through                                  6.500          7/1/2032         1,097,684
     472,236   Federal National Mortgage
               Association 30-Yr. Pass Through                                  6.500         12/1/2032           490,981
       4,163   Federal National Mortgage Association
               Conventional 15-Yr. Pass Through                                 9.000          4/1/2010             4,466
       4,179   Federal National Mortgage Association
               Conventional 15-Yr. Pass Through                                 9.000          4/1/2010             4,484
      10,764   Federal National Mortgage Association
               Conventional 15-Yr. Pass Through                                 6.000          2/1/2011            11,105
      15,610   Federal National Mortgage Association
               Conventional 15-Yr. Pass Through                                 8.000          5/1/2011            16,525
      21,795   Federal National Mortgage Association
               Conventional 15-Yr. Pass Through                                 7.000          6/1/2011            22,838
      10,355   Federal National Mortgage Association
               Conventional 15-Yr. Pass Through                                 6.500          7/1/2011            10,816
      12,270   Federal National Mortgage Association
               Conventional 15-Yr. Pass Through                                 7.500          7/1/2011            12,902
      79,451   Federal National Mortgage Association
               Conventional 15-Yr. Pass Through                                 6.500          5/1/2012            83,000
      36,356   Federal National Mortgage Association
               Conventional 15-Yr. Pass Through                                 6.500          7/1/2012            37,980
      72,233   Federal National Mortgage Association
               Conventional 15-Yr. Pass Through                                 7.000         10/1/2012            75,853
      16,621   Federal National Mortgage Association
               Conventional 15-Yr. Pass Through                                 7.000         12/1/2012            17,453
      68,815   Federal National Mortgage Association
               Conventional 15-Yr. Pass Through                                 6.500          6/1/2013            71,899
     233,195   Federal National Mortgage Association
               Conventional 15-Yr. Pass Through                                 5.500         12/1/2013           238,031
     191,704   Federal National Mortgage Association
               Conventional 15-Yr. Pass Through                                 6.000         12/1/2013           198,055
      49,985   Federal National Mortgage Association
               Conventional 15-Yr. Pass Through                                 7.500          4/1/2015            52,736
     125,201   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.000         11/1/2013           129,410
      11,671   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                10.500          8/1/2020            13,186
       6,562   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 9.500          4/1/2025             7,339
       3,705   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.500          9/1/2025             3,980
      12,238   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 8.500         11/1/2025            13,355
       9,884   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.000          1/1/2026            10,467
       1,865   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 8.000          1/1/2026             2,010
      28,956   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.500          2/1/2026            30,197
      11,702   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.000          3/1/2026            12,386
      16,672   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.500          4/1/2026            17,387
      36,144   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.000          5/1/2026            37,105
       3,831   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 8.500          5/1/2026             4,180
      43,900   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.500          8/1/2026            47,139
       4,306   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 8.000          8/1/2026             4,640
      36,843   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 9.000          9/1/2026            40,616
      17,095   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.000         11/1/2026            18,095
       7,663   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 8.000         11/1/2026             8,257
       4,808   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.500         12/1/2026             5,163
       4,822   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.500          2/1/2027             5,178
      15,410   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.000          3/1/2027            16,311
      15,062   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.500          5/1/2027            16,165
      23,156   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.500          7/1/2027            24,136
      14,499   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.000          7/1/2027            15,318
       5,253   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 8.000          7/1/2027             5,660
      28,866   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.500          8/1/2027            30,980
      84,457   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 8.000          9/1/2027            90,990
      22,056   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.000         10/1/2027            23,301
      74,912   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.500         12/1/2027            80,399
      16,881   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 8.000         12/1/2027            18,186
      65,126   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.500          2/1/2028            67,884
      31,240   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.000          2/1/2028            33,004
     250,441   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.500          7/1/2028           260,903
      55,662   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.000          8/1/2028            58,774
     148,540   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.500         11/1/2028           154,745
       8,439   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.000         11/1/2028             8,911
     430,095   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.000         12/1/2028           441,062
      77,010   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.000         12/1/2028            81,316
      91,245   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.000          3/1/2029            93,519
     101,648   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.500          6/1/2029           105,834
     155,614   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.000          7/1/2029           159,493
      57,588   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.500          7/1/2029            59,960
     182,878   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.500          8/1/2029           195,806
     187,002   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.000         11/1/2029           191,663
     120,142   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.000         11/1/2029           126,822
      55,295   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 8.500          4/1/2030            60,202
      17,535   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.500          8/1/2030            18,765
     139,066   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.000          4/1/2031           142,328
     301,130   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.000          5/1/2031           308,193
     273,409   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.500          7/1/2031           284,368
     129,611   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.500         10/1/2031           134,806
     149,420   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.500         12/1/2031           155,409
     184,377   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.500          5/1/2032           191,696
      14,382   Government National Mortgage
               Association 15-Yr. Pass Through                                  6.500         5/15/2009            14,930
      35,821   Government National Mortgage
               Association 15-Yr. Pass Through                                  6.000         4/15/2011            37,187
      10,263   Government National Mortgage
               Association 15-Yr. Pass Through                                  6.500         6/15/2011            10,727
      15,116   Government National Mortgage
               Association 15-Yr. Pass Through                                  7.500         7/15/2011            15,956
      40,167   Government National Mortgage
               Association 15-Yr. Pass Through                                  7.000         4/15/2012            42,338
     202,889   Government National Mortgage
               Association 15-Yr. Pass Through                                  6.000         7/15/2014           210,671
     115,903   Government National Mortgage Association
               30-Yr. Conventional                                              7.000         7/15/2028           122,728
     143,803   Government National Mortgage Association
               30-Yr. Conventional                                              6.500         1/15/2029           150,445
       4,441   Government National Mortgage
               Association 30-Yr. Pass Through                                  9.500        12/15/2024             4,971
      17,996   Government National Mortgage
               Association 30-Yr. Pass Through                                  9.500         1/15/2025            20,161
     117,655   Government National Mortgage
               Association 30-Yr. Pass Through                                  9.000         3/15/2025           129,846
       3,133   Government National Mortgage
               Association 30-Yr. Pass Through                                  7.500         8/15/2025             3,371
      62,952   Government National Mortgage
               Association 30-Yr. Pass Through                                  7.000         1/15/2026            66,755
       9,537   Government National Mortgage
               Association 30-Yr. Pass Through                                  6.500         3/15/2026             9,998
      38,650   Government National Mortgage
               Association 30-Yr. Pass Through                                  7.000         4/15/2026            40,985
       7,493   Government National Mortgage
               Association 30-Yr. Pass Through                                  8.000         4/15/2026             8,083
      38,287   Government National Mortgage
               Association 30-Yr. Pass Through                                  6.000         5/15/2026            39,463
      33,996   Government National Mortgage
               Association 30-Yr. Pass Through                                  7.000         5/15/2026            36,050
      16,757   Government National Mortgage
               Association 30-Yr. Pass Through                                  7.500         5/15/2026            18,016
      60,628   Government National Mortgage
               Association 30-Yr. Pass Through                                  7.000         6/15/2026            64,291
      37,173   Government National Mortgage
               Association 30-Yr. Pass Through                                  8.500         6/15/2026            40,518
       3,819   Government National Mortgage
               Association 30-Yr. Pass Through                                  8.500         7/15/2026             4,163
      53,966   Government National Mortgage
               Association 30-Yr. Pass Through                                  8.000         9/15/2026            58,215
      25,259   Government National Mortgage
               Association 30-Yr. Pass Through                                  7.500        10/15/2026            27,156
      21,621   Government National Mortgage
               Association 30-Yr. Pass Through                                  8.000        11/15/2026            23,323
       3,400   Government National Mortgage
               Association 30-Yr. Pass Through                                  8.500        11/15/2026             3,706
       9,225   Government National Mortgage
               Association 30-Yr. Pass Through                                  9.000        12/15/2026            10,187
       2,782   Government National Mortgage
               Association 30-Yr. Pass Through                                  7.500         1/15/2027             2,989
      61,995   Government National Mortgage
               Association 30-Yr. Pass Through                                  7.500         4/15/2027            66,612
      18,036   Government National Mortgage
               Association 30-Yr. Pass Through                                  8.000         6/20/2027            19,364
       7,856   Government National Mortgage
               Association 30-Yr. Pass Through                                  8.000         8/15/2027             8,471
     129,807   Government National Mortgage
               Association 30-Yr. Pass Through                                  6.500        10/15/2027           135,932
      74,259   Government National Mortgage
               Association 30-Yr. Pass Through                                  7.000        10/15/2027            78,666
      73,541   Government National Mortgage
               Association 30-Yr. Pass Through                                  7.000        11/15/2027            77,905
      67,465   Government National Mortgage
               Association 30-Yr. Pass Through                                  6.500         7/15/2028            70,626
      66,357   Government National Mortgage
               Association 30-Yr. Pass Through                                  7.500         7/15/2028            71,242
     173,066   Government National Mortgage
               Association 30-Yr. Pass Through                                  6.500         9/15/2028           181,175
     154,084   Government National Mortgage
               Association 30-Yr. Pass Through                                  6.000        12/15/2028           158,767
     283,355   Government National Mortgage
               Association 30-Yr. Pass Through                                  6.500         3/15/2029           296,441
     118,821   Government National Mortgage
               Association 30-Yr. Pass Through                                  6.500         4/15/2029           124,308
      91,590   Government National Mortgage
               Association 30-Yr. Pass Through                                  7.000         4/15/2029            96,956
     270,306   Government National Mortgage
               Association 30-Yr. Pass Through                                  6.000         6/15/2029           278,474
     127,936   Government National Mortgage
               Association 30-Yr. Pass Through                                  7.000         6/15/2029           135,431
      31,702   Government National Mortgage
               Association 30-Yr. Pass Through                                  7.500         8/15/2029            34,015
      27,127   Government National Mortgage
               Association 30-Yr. Pass Through                                  8.500         9/15/2029            29,522
     122,910   Government National Mortgage
               Association 30-Yr. Pass Through                                  8.000         5/15/2030           132,519
     108,614   Government National Mortgage
               Association 30-Yr. Pass Through                                  7.000         9/15/2031           114,840
     226,920   Government National Mortgage
               Association 30-Yr. Pass Through                                  6.500         2/15/2032           237,298
     126,869   Government National Mortgage
               Association 30-Yr. Pass Through                                  6.500         7/15/2032           132,671
   1,000,000   Government National Mortgage
               Association 30-Yr. Pass Through(f)                               6.500          4/1/2035         1,043,750
-------------------------------------------------------------------------------------------------------------------------
               Total Mortgage-Backed Securities                                                                84,381,314
=========================================================================================================================

Technology (0.1%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   International Business Machines
               Corporation                                                      7.500         6/15/2013           582,782
-------------------------------------------------------------------------------------------------------------------------
               Total Technology                                                                                   582,782
=========================================================================================================================

Transportation (0.2%)
-------------------------------------------------------------------------------------------------------------------------
     425,000   CSX Corporation(d)                                               5.500          8/1/2013           433,203
     450,000   FedEx Corporation                                                3.500          4/1/2009           432,779
     500,000   Union Pacific Corporation                                        6.500         4/15/2012           541,910
-------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                             1,407,892
=========================================================================================================================

U.S. Government (11.3%)
-------------------------------------------------------------------------------------------------------------------------
   1,020,000   Federal Home Loan Bank                                           6.625         8/27/2007         1,079,065
   1,000,000   Federal Home Loan Bank(c)                                        2.750         3/14/2008           961,434
   1,000,000   Federal Home Loan Bank                                           5.925          4/9/2008         1,050,091
   1,000,000   Federal Home Loan Bank(c)                                        3.750         8/18/2009           976,123
  10,000,000   Federal Home Loan Mortgage Corporation(e)                        2.925          6/9/2005         9,999,650
   4,000,000   Federal Home Loan Mortgage Corporation(c)                        2.875        12/15/2006         3,931,816
   3,000,000   Federal Home Loan Mortgage Corporation(c)                        5.750         4/15/2008         3,131,451
   1,500,000   Federal Home Loan Mortgage Corporation                           5.125         7/15/2012         1,536,568
   3,300,000   Federal National Mortgage Association                            5.500         2/15/2006         3,351,427
   2,000,000   Federal National Mortgage Association                            7.120          7/3/2006         2,079,700
     600,000   Federal National Mortgage Association                            3.250         1/15/2008           585,053
   1,000,000   Federal National Mortgage Association                            5.250         1/15/2009         1,030,663
     850,000   Federal National Mortgage Association(c)                         6.250          2/1/2011           908,254
   1,500,000   Federal National Mortgage Association                            5.625         4/17/2028         1,582,916
   1,000,000   Federal National Mortgage Association                            7.125         1/15/2030         1,268,032
   1,000,000   Resolution Funding Corporation                                   8.625         1/15/2021         1,388,137
   2,000,000   Tennessee Valley Authority                                       6.375         6/15/2005         2,012,788
   1,750,000   U.S. Treasury Bonds                                              7.250         5/15/2016         2,146,006
     925,000   U.S. Treasury Bonds(c)                                           8.875         2/15/2019         1,309,164
     450,000   U.S. Treasury Bonds(c)                                           8.125         8/15/2019           605,408
     650,000   U.S. Treasury Bonds(c)                                           7.875         2/15/2021           868,004
     600,000   U.S. Treasury Bonds(c)                                           8.000        11/15/2021           814,781
     400,000   U.S. Treasury Bonds(c)                                           7.250         8/15/2022           511,328
     250,000   U.S. Treasury Bonds                                              7.625        11/15/2022           331,123
     625,000   U.S. Treasury Bonds(c)                                           7.125         2/15/2023           791,699
     750,000   U.S. Treasury Bonds(c)                                           6.250         8/15/2023           873,252
   1,100,000   U.S. Treasury Bonds                                              7.500        11/15/2024         1,461,539
     500,000   U.S. Treasury Bonds(c)                                           6.875         8/15/2025           627,480
   6,625,000   U.S. Treasury Bonds(c)                                           5.250        11/15/2028         6,967,380
   2,750,000   U.S. Treasury Bonds(c)                                           6.125         8/15/2029         3,239,093
   1,500,000   U.S. Treasury Notes                                              5.875        11/15/2005         1,524,024
   1,100,000   U.S. Treasury Notes(c)                                           5.625         2/15/2006         1,121,527
   2,000,000   U.S. Treasury Notes(c)                                           6.875         5/15/2006         2,072,890
   2,350,000   U.S. Treasury Notes(c)                                           7.000         7/15/2006         2,449,325
   6,000,000   U.S. Treasury Notes(c)                                           2.750         7/31/2006         5,932,734
   2,625,000   U.S. Treasury Notes(c)                                           6.500        10/15/2006         2,734,615
   2,700,000   U.S. Treasury Notes(c)                                           3.500        11/15/2006         2,691,562
  10,250,000   U.S. Treasury Notes(c)                                           4.375         5/15/2007        10,364,513
   1,700,000   U.S. Treasury Notes(c)                                           6.125         8/15/2007         1,787,191
   2,250,000   U.S. Treasury Notes(c)                                           3.375         2/15/2008         2,216,250
   2,800,000   U.S. Treasury Notes(c)                                           5.500         2/15/2008         2,919,328
   1,000,000   U.S. Treasury Notes(c)                                           3.250         8/15/2008           975,938
     900,000   U.S. Treasury Notes(c)                                           5.500         5/15/2009           948,094
     550,000   U.S. Treasury Notes                                              6.000         8/15/2009           591,035
   2,325,000   U.S. Treasury Notes(c)                                           4.250         8/15/2013         2,292,759
     750,000   U.S. Treasury Notes(c)                                           4.750         5/15/2014           764,062
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Government                                                                           98,805,272
=========================================================================================================================

Utilities (0.5%)
-------------------------------------------------------------------------------------------------------------------------
     242,000   Alliant Energy Resources, Inc.(d)                                7.375         11/9/2009           267,825
     250,000   Columbia Energy Group                                            7.320        11/28/2010           255,287
     450,000   Duke Capital Corporation                                         7.500         10/1/2009           495,768
     450,000   FirstEnergy Corporation                                          6.450        11/15/2011           474,770
     750,000   Niagara Mohawk Power Corporation                                 7.750         10/1/2008           828,373
     425,000   Oncor Electric Delivery Company(c)                               6.375         1/15/2015           457,924
     700,000   Public Service Company of Colorado                               7.875         10/1/2012           827,017
   1,000,000   Public Service Electric & Gas Company                            6.375          5/1/2008         1,055,225
     225,000   Southern California Edison Company                               5.000         1/15/2014           222,999
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  4,885,188
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost
               $265,280,967)                                                                                  267,104,639
=========================================================================================================================


      Shares   Collateral Held for Securities Loaned (9.5%)          Interest Rate(h)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  83,248,712   Thrivent Financial Securities Lending
               Trust                                                            2.740%              N/A       $83,248,712
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $83,248,712)                                                                       83,248,712
=========================================================================================================================

   Shares or
   Principal
      Amount   Short-Term Investments (7.7%)                         Interest Rate(h)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
 $12,000,000   Federal Home Loan Mortgage Corporation                           2.732%        4/13/2005       $11,989,240
   7,650,000   Fountain Square Commercial Funding
               Corporation                                                      2.830          4/1/2005         7,650,000
  10,000,000   Jupiter Securitization Corporation                               2.700         4/11/2005         9,992,500
   6,000,000   Kitty Hawk Funding Corporation                                   2.810         4/18/2005         5,992,123
   8,500,000   Ranger Funding Company, LLC                                      2.680          4/7/2005         8,496,203
  14,000,000   Shell Finance (UK) plc                                           2.820          4/1/2005        14,000,000
   9,441,354   Thrivent Money Market Portfolio                                  2.310               N/A         9,441,354
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized
               cost)                                                                                           67,561,420
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $808,735,788)                                                         $874,671,350
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) Earmarked as collateral for long settling trades.

(e) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(f) Denotes investments purchased on a
    when-issued basis.

(g) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(h) The interest rate shown reflects the yieldor, for securities purchased at a discount, the discount rate at the date of purchase.

At March 31, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments, based on cost for federal income tax purposes, were $112,541,764 and $(46,606,202), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.




Thrivent Series Fund, Inc.
Notes to Schedules of Investments
March 31, 2005 (unaudited)


SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield Portfolio and High Yield Portfolio II invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

High Yield Portfolio

Schedule of Investments

As of March 31, 2005
(unaudited)




High Yield Portfolio
Schedule of Investments as of March 31, 2005 (unaudited)(a)

   Principal
      Amount   Long-Term Fixed Income (84.8%)                           Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities (1.0%)
-------------------------------------------------------------------------------------------------------------------------
  $3,600,000   CSAM Funding Corporation(b)                                     12.780%       10/15/2016        $3,654,000
   2,550,000   Katonah, Ltd.(b)                                                12.015         2/20/2015         2,613,750
   3,000,000   Venture CDO 2002, Ltd.(b)                                       13.060         3/15/2015         3,090,000
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed Securities                                                                    9,357,750
=========================================================================================================================

Basic Materials (12.2%)
-------------------------------------------------------------------------------------------------------------------------
   4,010,000   Abitibi-Consolidated, Inc.(c)                                    6.000         6/20/2013         3,468,650
   1,490,000   Ainsworth Lumber Company, Ltd.(d)                                6.800         6/30/2005         1,512,350
   3,340,000   Ainsworth Lumber Company, Ltd.                                   6.750         3/15/2014         3,131,250
   2,260,000   Appleton Papers, Inc.                                            8.125         6/15/2011         2,333,450
   2,820,000   Appleton Papers, Inc.                                            9.750         6/15/2014         2,946,900
   3,450,000   Arch Western Finance, LLC                                        6.750          7/1/2013         3,467,250
   2,430,000   BCP Caylux Holdings Luxembourg SCA                               9.625         6/15/2014         2,770,200
   2,250,000   Buckeye Technologies, Inc.(c)                                    8.000        10/15/2010         2,227,500
   1,400,000   Buckeye Technologies, Inc.                                       8.500         10/1/2013         1,470,000
   3,400,000   Cellu Tissue Holdings, Inc.                                      9.750         3/15/2010         3,502,000
   3,810,000   Crystal US Holdings 3, LLC/Crystal US Sub
               3 Corporation(e)                                                10.500         10/1/2009         2,667,000
   3,675,000   Equistar Chemicals, LP                                          10.125          9/1/2008         4,060,875
   1,480,000   Equistar Chemicals, LP                                           7.550         2/15/2026         1,424,500
   3,400,000   Georgia-Pacific Corporation                                      8.125         5/15/2011         3,748,500
   3,250,000   Georgia-Pacific Corporation                                      9.375          2/1/2013         3,631,875
   3,150,000   Graphic Packaging International
               Corporation                                                      9.500         8/15/2013         3,339,000
   2,480,000   Hudbay Mining and Smelting Company, Ltd.                         9.625         1/15/2012         2,480,000
   3,217,000   Huntsman International, LLC(c)                                  10.125          7/1/2009         3,345,680
   1,644,000   Huntsman, LLC                                                   11.500         7/15/2012         1,923,480
   2,850,000   IMCO Recycling, Inc.                                            10.375        10/15/2010         3,163,500
   1,800,000   ISP Chemco, Inc.                                                10.250          7/1/2011         1,948,500
   3,900,000   ISP Holdings, Inc.                                              10.625        12/15/2009         4,173,000
   1,700,000   Ispat Inland ULC(d)                                              9.310          7/1/2005         1,853,000
   1,196,000   Ispat Inland ULC                                                 9.750          4/1/2014         1,399,320
     832,000   Lyondell Chemical Company(c)                                     9.875          5/1/2007           852,800
   2,300,000   Lyondell Chemical Company                                        9.500        12/15/2008         2,461,000
   4,780,000   Lyondell Chemical Company(c)                                    10.500          6/1/2013         5,497,000
   4,200,000   MacDermid, Inc.                                                  9.125         7/15/2011         4,504,500
   4,000,000   MDP Acquisitions plc                                             9.625         10/1/2012         4,300,000
   3,000,000   Methanex Corporation                                             8.750         8/15/2012         3,465,000
   4,300,000   Nalco Company                                                    7.750        11/15/2011         4,472,000
   4,000,000   NOVA Chemicals Corporation(c)                                    6.500         1/15/2012         4,100,000
   3,200,000   Novelis, Inc.                                                    7.250         2/15/2015         3,136,000
   4,050,000   Polypore, Inc.                                                   8.750         5/15/2012         3,786,750
   2,850,000   Rockwood Specialties, Inc.                                      10.625         5/15/2011         3,163,500
   3,460,000   Ryerson Tull, Inc.                                               8.250        12/15/2011         3,287,000
   1,800,000   Steel Dynamics, Inc.(c)                                          9.500         3/15/2009         1,939,500
   1,600,000   Steel Dynamics, Inc.                                             9.500         3/15/2009         1,724,000
   2,280,000   Stone Container Finance(c)                                       7.375         7/15/2014         2,257,200
-------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                          114,934,030
=========================================================================================================================

Capital Goods (9.2%)
-------------------------------------------------------------------------------------------------------------------------
   4,830,000   Allied Waste North America, Inc.                                 7.875         4/15/2013         4,817,925
   4,550,000   Amsted Industries, Inc.                                         10.250        10/15/2011         4,959,500
   1,980,000   Builders Firstsource, Inc.(d)                                    7.044         5/16/2005         1,950,300
   2,940,000   Case New Holland, Inc.                                           9.250          8/1/2011         3,131,100
   2,300,000   Case New Holland, Inc.                                           9.250          8/1/2011         2,449,500
   4,080,000   Consolidated Container Company, LLC(e)                          10.750         6/15/2007         3,529,200
   4,000,000   Crown Cork & Seal Finance plc                                    7.000        12/15/2006         4,090,000
   2,300,000   Crown Euro Holdings SA                                          10.875          3/1/2013         2,668,000
   3,400,000   Da-Lite Screen Company, Inc.                                     9.500         5/15/2011         3,689,000
   2,850,000   Erico International Corporation                                  8.875          3/1/2012         2,995,527
   4,000,000   Euramax International plc                                        8.500         8/15/2011         4,120,000
   2,850,000   Fastentech, Inc.                                                11.500          5/1/2011         3,063,750
   2,470,000   Graham Packaging Company, Inc.                                   9.875        10/15/2014         2,470,000
     490,000   IMCO Recycling Escrow, Inc.                                      9.000        11/15/2014           514,500
   1,480,000   K&F Acquisition, Inc.                                            7.750        11/15/2014         1,435,600
   2,850,000   Legrand SA                                                      10.500         2/15/2013         3,220,500
   1,150,000   Legrand SA                                                       8.500         2/15/2025         1,385,750
   1,700,000   Mueller Group, Inc.                                             10.000          5/1/2012         1,836,000
   3,450,000   Mueller Holdings, Inc.(e)                                       14.750         4/15/2009         2,380,500
   3,450,000   NationsRent, Inc.                                                9.500        10/15/2010         3,691,500
   4,000,000   Norcraft Companies, LP/Norcraft Finance                          9.000         11/1/2011         4,140,000
   2,665,000   Owens-Brockway Glass Container, Inc.(c)                          8.875         2/15/2009         2,844,888
   1,400,000   Owens-Brockway Glass Container, Inc.                             8.250         5/15/2013         1,480,500
   3,150,000   Owens-Illinois, Inc.(c)                                          7.500         5/15/2010         3,244,500
   3,700,000   Plastipak Holdings, Inc.                                        10.750          9/1/2011         4,107,000
   1,490,000   Standard Aero Holdings, Inc.                                     8.250          9/1/2014         1,542,150
   3,400,000   Texas Industries, Inc.                                          10.250         6/15/2011         3,850,500
   3,310,000   TransDigm, Inc.(c)                                               8.375         7/15/2011         3,396,888
   3,000,000   United Rentals North America, Inc.                               6.500         2/15/2012         2,917,500
-------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                             85,922,078
=========================================================================================================================

Communications Services (18.4%)
-------------------------------------------------------------------------------------------------------------------------
   2,470,000   ACC Escrow Corporation                                          10.000          8/1/2011         2,272,400
     740,000   AirGate PCS, Inc.(d)                                             6.450         4/15/2005           754,800
   4,000,000   Alamosa Delaware, Inc.                                           8.500         1/31/2012         4,145,000
   3,960,000   American Tower Corporation                                       7.125        10/15/2012         3,940,200
   2,300,000   American Towers, Inc.                                            7.250         12/1/2011         2,374,750
   1,970,000   AT&T Corporation                                                 9.050        11/15/2011         2,238,412
   6,000,000   Block Communications, Inc.                                       9.250         4/15/2009         6,390,000
   4,524,001   CanWest Media, Inc.                                              8.000         9/15/2012         4,761,511
   2,480,000   Century Communications Corporation(c,f)                    Zero Coupon         1/15/2008         1,463,200
   2,880,000   Charter Communications Holdings, LLC                            10.750         10/1/2009         2,361,600
   2,570,000   Charter Communications Holdings, LLC(c)                          8.750        11/15/2013         2,570,000
   2,970,000   Charter Communications Operating, LLC                            8.000         4/30/2012         2,955,150
   3,460,000   Citizens Communications Company                                  6.250         1/15/2013         3,252,400
   4,000,000   Crown Castle International Corporation                           9.375          8/1/2011         4,350,000
   4,620,000   CSC Holdings, Inc.                                               7.625          4/1/2011         4,804,800
   1,430,000   Dex Media East, LLC/Dex Media East Finance
               Company                                                         12.125        11/15/2012         1,694,550
   1,660,000   Dex Media West, LLC/Dex Media West Finance
               Company(c)                                                       9.875         8/15/2013         1,850,900
   1,700,000   Dex Media, Inc.(c,e)                                             9.000        11/15/2008         1,292,000
   3,400,000   Dex Media, Inc.                                                  8.000        11/15/2013         3,519,000
   3,960,000   Dobson Cellular Systems(c)                                       9.875         11/1/2012         4,039,200
   3,450,000   EchoStar DBS Corporation                                         6.375         10/1/2011         3,381,000
   2,550,000   Eircom Funding(c)                                                8.250         8/15/2013         2,773,125
   1,967,000   Houghton Mifflin Company(c)                                      9.875          2/1/2013         2,026,010
   2,960,000   Intelsat Bermuda, Ltd.(c)                                        8.625         1/15/2015         3,019,200
   2,900,000   IPCS Escrow Company                                             11.500          5/1/2012         3,262,500
   4,060,000   Kabel Deutschland GmbH                                          10.625          7/1/2014         4,486,300
   1,650,000   Liberty Media Corporation, Convertible                           3.250         3/15/2031         1,408,688
     990,000   MCI, Inc.                                                        7.735          5/1/2014         1,089,000
   3,950,000   Nebraska Book Company, Inc.                                      8.625         3/15/2012         3,821,625
   4,175,000   Nexstar Finance, Inc.(c)                                         7.000         1/15/2014         3,945,375
   4,000,000   Nextel Communications, Inc.                                      6.875        10/31/2013         4,170,000
   2,460,000   Nextel Communications, Inc.                                      5.950         3/15/2014         2,447,700
   3,140,000   Nextel Communications, Inc.                                      7.375          8/1/2015         3,316,625
   4,000,000   Nextel Partners, Inc.                                            8.125          7/1/2011         4,250,000
   2,800,000   NTL Cable plc(c,d)                                               7.660         4/15/2005         2,884,000
   1,130,000   NTL Cable plc(c)                                                 8.750         4/15/2014         1,217,575
   2,470,000   PanAmSat Corporation                                             9.000         8/15/2014         2,605,850
   2,955,000   PanAmSat Holding Corporation(e)                                 10.375         11/1/2009         1,920,750
   1,870,000   Paxson Communications Corporation(e)                            12.250         1/15/2006         1,739,100
   2,900,000   PRIMEDIA, Inc.(d)                                                8.165         5/16/2005         3,074,000
   2,470,000   Qwest Communications International,
               Inc.(c,d)                                                        6.310         5/15/2005         2,488,525
   4,150,000   Qwest Communications International, Inc.                         7.250         2/15/2011         4,056,625
   4,950,000   Qwest Corporation                                                7.875          9/1/2011         5,098,500
   7,330,000   Qwest Services Corporation                                      13.500        12/15/2010         8,484,475
   1,480,000   Radio One, Inc.                                                  6.375         2/15/2013         1,454,100
   1,480,000   Rainbow National Services, LLC                                   8.750          9/1/2012         1,591,000
   3,460,000   Rainbow National Services, LLC                                  10.375          9/1/2014         3,866,550
   2,470,000   Rogers Wireless, Inc.(c)                                         8.000        12/15/2012         2,537,925
     990,000   Rogers Wireless, Inc.                                            7.500         3/15/2015         1,022,175
   3,150,000   Spectrasite, Inc.(c)                                             8.250         5/15/2010         3,283,875
   1,975,000   UbiquiTel Operating Company                                      9.875          3/1/2011         2,177,438
   3,150,000   US Unwired, Inc.(c)                                             10.000         6/15/2012         3,488,625
   1,730,000   Valor Telecommunications Enterprises, LLC                        7.750         2/15/2015         1,721,350
   3,950,000   Videotron Ltee(c)                                                6.875         1/15/2014         3,969,750
   3,220,000   WDAC Subsidiary Corporation(c)                                   8.375         12/1/2014         2,994,600
   3,500,000   XM Satellite Radio, Inc.(d)                                      8.242          5/3/2005         3,552,500
   3,950,000   Zues Special Subsidiary, Ltd.(e)                                 9.250          2/1/2010         2,498,375
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                  172,154,684
=========================================================================================================================

Consumer Cyclical (14.2%)
-------------------------------------------------------------------------------------------------------------------------
   1,980,000   Allied Security Escrow Corporation                              11.375         7/15/2011         2,029,500
   4,300,000   American Casino & Entertainment
               Properties, LLC                                                  7.850          2/1/2012         4,461,250
   2,960,000   ArvinMeritor, Inc.(c)                                            8.750          3/1/2012         3,078,400
   2,970,000   Aztar Corporation(c)                                             7.875         6/15/2014         3,155,625
   4,750,000   Beazer Homes USA, Inc.                                           8.625         5/15/2011         5,035,000
   6,360,000   Blockbuster, Inc.(c)                                             9.000          9/1/2012         6,169,200
     570,000   Boyd Gaming Corporation                                          7.750        12/15/2012           597,075
   4,400,000   Buffets, Inc.                                                   11.250         7/15/2010         4,642,000
   2,960,000   Buhrmann US, Inc.                                                7.875          3/1/2015         2,960,000
   2,850,000   Caesars Entertainment, Inc.                                      8.125         5/15/2011         3,156,375
     570,000   Circus & Eldorado Joint Venture/Silver
               Legacy Capital Corporation                                      10.125          3/1/2012           611,325
   4,940,000   D.R. Horton, Inc.                                                4.875         1/15/2010         4,735,163
   3,515,000   Dura Operating Corporation(c)                                    8.625         4/15/2012         3,242,588
   3,400,000   Gaylord Entertainment Company                                    8.000        11/15/2013         3,519,000
   1,970,000   Gaylord Entertainment Company                                    6.750        11/15/2014         1,866,575
   5,120,000   Group 1 Automotive, Inc.                                         8.250         8/15/2013         5,171,200
   4,930,000   IAAI Finance Corporation                                        11.000          4/1/2013         4,898,798
   1,980,000   Jean Coutu Group (PJC), Inc.(c)                                  8.500          8/1/2014         1,923,075
   4,700,000   John Q. Hammons Hotels, LP                                       8.875         5/15/2012         5,040,750
   3,710,000   MGM MIRAGE                                                       5.875         2/27/2014         3,501,312
   4,550,000   Mohegan Tribal Gaming Authority(c)                               6.375         7/15/2009         4,515,875
   5,200,000   NCL Corporation                                                 10.625         7/15/2014         5,375,500
   1,480,000   Norcraft Holdings, LP/Norcraft Capital
               Corporation(e)                                                   9.750          9/1/2008         1,050,800
   2,370,000   Penn National Gaming, Inc.(c)                                    6.875         12/1/2011         2,375,925
     990,000   Penn National Gaming, Inc.                                       6.750          3/1/2015           975,150
   2,800,000   Perry Ellis International, Inc.                                  8.875         9/15/2013         2,884,000
   2,960,000   Poster Financial Group, Inc.                                     8.750         12/1/2011         3,078,400
   3,000,000   Premier Entertainment Biloxi, LLC/Premier
               BiloxiFinance Corporation                                       10.750          2/1/2012         3,060,000
   5,340,000   Rent-Way, Inc.                                                  11.875         6/15/2010         5,914,050
   2,710,000   Rite Aid Corporation                                             7.500         1/15/2015         2,601,600
   2,500,000   TravelCenters of America, Inc.                                  12.750          5/1/2009         2,762,500
   4,020,000   TRW Automotive, Inc.                                             9.375         2/15/2013         4,321,500
   1,162,000   TRW Automotive, Inc.(c)                                         11.000         2/15/2013         1,301,440
   2,475,000   Universal City Florida Holding Company
               I/II(d)                                                          7.492          5/3/2005         2,561,625
     580,000   Universal City Florida Holding Company
               I/II                                                             8.375          5/1/2010           591,600
   3,000,000   Vicar Operating, Inc.                                            9.875         12/1/2009         3,247,500
   3,400,000   VICORP Restaurants, Inc.                                        10.500         4/15/2011         3,468,000
   3,350,000   Warnaco, Inc.                                                    8.875         6/15/2013         3,592,875
   2,243,000   William Carter Company                                          10.875         8/15/2011         2,478,515
   2,970,000   WMG Holdings Corporation(d)                                      7.385         6/15/2005         3,044,250
   3,950,000   WMG Holdings Corporation(e)                                      9.500        12/15/2009         2,725,500
   1,480,000   Wynn Las Vegas, LLC/Wynn Las Vegas Capital
               Corporation                                                      6.625         12/1/2014         1,406,000
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                        133,126,816
=========================================================================================================================

Consumer Non-Cyclical (8.0%)
-------------------------------------------------------------------------------------------------------------------------
   1,960,000   Ardent Health Services, Inc.                                    10.000         8/15/2013         2,322,600
   3,000,000   Beverly Enterprises, Inc.                                        7.875         6/15/2014         3,315,000
   5,190,000   CDRV Investors, Inc.(e)                                          9.625          1/1/2010         3,126,975
   2,460,000   DaVita, Inc.                                                     6.625         3/15/2013         2,435,400
   2,470,000   DaVita, Inc.                                                     7.250         3/15/2015         2,420,600
   2,470,000   Del Laboratories, Inc.                                           8.000          2/1/2012         2,371,200
   1,980,000   Elan Finance Corporation, Ltd.(c)                                7.750        11/15/2011         1,480,050
   6,300,000   Fisher Scientific International, Inc.                            8.000          9/1/2013         6,851,250
   3,700,000   HCA, Inc.                                                        6.300         10/1/2012         3,696,470
   4,500,000   IASIS Healthcare, LLC (IASIS Capital
               Corporation)                                                     8.750         6/15/2014         4,691,250
   2,150,000   Jafra Cosmetics                                                 10.750         5/15/2011         2,472,500
   5,800,000   Jostens Holding Corporation(e)                                  10.250         12/1/2008         4,234,000
   3,950,000   Michael Foods, Inc.                                              8.000        11/15/2013         4,108,000
     740,000   PerkinElmer, Inc.                                                8.875         1/15/2013           828,800
   6,905,000   Roundy's, Inc.                                                   8.875         6/15/2012         7,388,350
   4,550,000   Seminis Vegetable Seeds, Inc.                                   10.250         10/1/2013         5,369,000
     980,000   Smithfield Foods, Inc.                                           8.000        10/15/2009         1,048,600
   4,510,000   Stater Brothers Holdings, Inc.                                   8.125         6/15/2012         4,352,150
   2,500,000   Tenet Healthcare Corporation                                     9.875          7/1/2014         2,600,000
   3,700,000   US Oncology Holdings, Inc.(c,d)                                  8.509         9/15/2005         3,487,250
   2,230,000   US Oncology, Inc.                                                9.000         8/15/2012         2,352,650
   1,230,000   Vanguard Health Holding Company I, LLC(e)                       11.250         10/1/2009           821,025
     990,000   Ventas Realty, LP/Ventas Capital
               Corporation                                                      6.625        10/15/2014           982,575
   2,100,000   Warner Chilcott Corporation                                      8.750          2/1/2015         2,110,500
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                     74,866,195
=========================================================================================================================

Energy (4.4%)
-------------------------------------------------------------------------------------------------------------------------
   3,340,000   Chesapeake Energy Corporation                                    9.000         8/15/2012         3,686,525
   1,980,000   Chesapeake Energy Corporation                                    6.375         6/15/2015         1,955,250
   3,000,000   Compton Petroleum Corporation                                    9.900         5/15/2009         3,255,000
   2,300,000   EXCO Resources, Inc.                                             7.250         1/15/2011         2,334,500
   3,470,000   Harvest Operations Corporation                                   7.875        10/15/2011         3,426,625
   3,140,000   Hornbeck Offshore Services, Inc.                                 6.125         12/1/2014         3,092,900
   1,755,000   Magnum Hunter Resources, Inc.                                    9.600         3/15/2012         1,965,600
   3,380,000   Petroleum Geo-Services ASA                                      10.000         11/5/2010         3,794,050
   3,455,000   Pogo Producing Company                                           6.625         3/15/2015         3,455,000
   4,538,160   Port Arthur Finance Corporation                                 12.500         1/15/2009         5,264,266
   3,480,000   Pride International, Inc.(c)                                     7.375         7/15/2014         3,688,800
     990,000   Stone Energy Corporation                                         6.750        12/15/2014           960,300
   3,800,000   Western Oil Sands, Inc.                                          8.375          5/1/2012         4,326,346
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    41,205,162
=========================================================================================================================

Financials (1.8%)
-------------------------------------------------------------------------------------------------------------------------
   3,464,000   American Financial Group, Inc.,
               Convertible(e)                                             Zero Coupon          6/2/2008         1,402,920
   2,890,000   Dollar Financial Group, Inc.                                     9.750        11/15/2011         3,077,850
   3,470,000   Fairfax Financial Holdings, Ltd.                                 7.750         4/26/2012         3,348,550
   2,488,500   FINOVA Group, Inc.                                               7.500        11/15/2009         1,076,276
   1,425,000   Goldman Sachs Group, Inc., Convertible(d)                        1.296         9/21/2005         1,372,774
   3,460,000   Refco Finance Holdings, LLC                                      9.000          8/1/2012         3,667,600
   2,500,000   Riggs Capital Trust II                                           8.875         3/15/2027         2,800,000
   9,000,000   SIG Capital Trust I(g,h)                                         9.500         8/15/2027                 9
  10,060,000   United Companies Financial Corporation(f)                        8.375          7/1/2005            75,450
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                16,821,429
=========================================================================================================================

Foreign (0.2%)
-------------------------------------------------------------------------------------------------------------------------
   1,650,000   Federal Republic of Brazil(c)                                   11.000         1/11/2012         1,864,500
-------------------------------------------------------------------------------------------------------------------------
               Total Foreign                                                                                    1,864,500
=========================================================================================================================

Technology (3.3%)
-------------------------------------------------------------------------------------------------------------------------
   2,210,000   AMI Semiconductor, Inc.                                         10.750          2/1/2013         2,646,475
   1,980,000   Freescale Semiconductor, Inc.                                    6.875         7/15/2011         2,036,925
   1,980,000   Freescale Semiconductor, Inc.                                    7.125         7/15/2014         2,069,100
   2,880,000   Itron, Inc.                                                      7.750         5/15/2012         2,865,600
     740,000   MagnaChip Semiconductor SA/MagnaChip
               Semiconductor Finance Company                                    6.875        12/15/2011           747,400
   1,500,000   MagnaChip Semiconductor SA/MagnaChip
               Semiconductor Finance Company                                    8.000        12/15/2014         1,533,750
   2,750,000   Sanmina-SCI Corporation                                         10.375         1/15/2010         3,080,000
   3,090,000   Sanmina-SCI Corporation                                          6.750          3/1/2013         2,896,875
   1,480,000   Telcordia Technologies, Inc.                                    10.000         3/15/2013         1,468,900
   1,700,000   Thomas & Betts Corporation(c)                                    7.250          6/1/2013         1,805,352
   4,600,000   UGS Corporation                                                 10.000          6/1/2012         5,083,000
   4,550,000   Xerox Corporation                                                7.625         6/15/2013         4,754,750
-------------------------------------------------------------------------------------------------------------------------
               Total Technology                                                                                30,988,127
=========================================================================================================================

Transportation (1.9%)
-------------------------------------------------------------------------------------------------------------------------
   1,980,000   H-Lines Finance Holding Corporation(e)                          11.000          4/1/2008         1,544,400
   3,100,000   Horizon Lines, LLC                                               9.000         11/1/2012         3,301,500
   1,346,651   Northwest Airlines, Inc.                                         8.304          9/1/2010         1,109,192
   3,450,000   Progress Rail Services Corporation                               7.750          4/1/2012         3,450,000
   2,998,470   United Air Lines, Inc.(f)                                        7.730          7/1/2010         2,760,835
   5,200,000   Windsor Petroleum Transport Corporation                          7.840         1/15/2021         5,446,464
-------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                            17,612,391
=========================================================================================================================

Utilities (10.2%)
-------------------------------------------------------------------------------------------------------------------------
   1,700,000   AES Corporation(c)                                               8.875         2/15/2011         1,840,250
   3,900,000   AES Corporation                                                  8.750         5/15/2013         4,251,000
   3,400,000   Calpine Generating Company, LLC(d)                               8.310          5/1/2005         3,315,000
   5,868,875   CE Generation, LLC                                               7.416        12/15/2018         6,246,208
   2,470,000   Consumers Energy Company                                         6.300          2/1/2012         2,390,646
   4,000,000   Dynegy Holdings, Inc.                                            9.875         7/15/2010         4,285,000
   2,460,000   Dynegy Holdings, Inc.(c)                                         6.875          4/1/2011         2,183,250
   7,500,000   Edison Mission Energy(c)                                         9.875         4/15/2011         8,662,500
   5,850,000   El Paso Corporation(c)                                           7.000         5/15/2011         5,616,000
   3,460,000   El Paso Corporation                                              7.800          8/1/2031         3,252,400
   4,250,000   El Paso Production Holding Company                               7.750          6/1/2013         4,303,125
     290,000   Ferrellgas Partners, LP                                          8.750         6/15/2012           301,600
   2,600,000   Ferrellgas Partners, LP(c)                                       6.750          5/1/2014         2,535,000
   1,221,734   Midland Funding Corporation II                                  11.750         7/23/2005         1,246,117
   4,450,000   Midland Funding Corporation II                                  13.250         7/23/2006         4,792,014
   2,350,000   Midwest Generation, LLC                                          8.750          5/1/2034         2,620,250
   4,460,000   Mission Energy Holding Company                                  13.500         7/15/2008         5,352,000
   3,286,000   NRG Energy, Inc.                                                 8.000        12/15/2013         3,474,945
   3,400,000   Orion Power Holdings, Inc.                                      12.000          5/1/2010         4,131,000
   2,250,000   Pacific Energy Partners, LP/Pacific Energy
               Finance Corporation                                              7.125         6/15/2014         2,328,750
   2,000,000   Southern Natural Gas Company                                     8.875         3/15/2010         2,168,600
   2,850,000   Southern Star Central Corporation                                8.500          8/1/2010         3,035,250
   2,720,000   Texas Genco, LLC/Texas Genco Financing
               Corporation                                                      6.875        12/15/2014         2,726,800
   2,270,000   TNP Enterprises, Inc.                                           10.250          4/1/2010         2,394,850
   8,500,000   Williams Companies, Inc.(c)                                      8.125         3/15/2012         9,307,501
   2,470,000   Williams Companies, Inc.                                   Zero Coupon         3/15/2032         2,933,125
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 95,693,181
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost
               $782,104,783)                                                                                  794,546,343
=========================================================================================================================

      Shares   Preferred Stock (2.1%)                                                                               Value
-------------------------------------------------------------------------------------------------------------------------
      50,000   CenterPoint Energy, Inc., Convertible                                                           $1,746,850
     105,000   Chevy Chase Preferred Capital Corporation,
               Convertible                                                                                      6,132,000
      18,500   PRIMEDIA, Inc.                                                                                   1,882,375
      23,000   PRIMEDIA, Inc.                                                                                   2,208,000
       5,000   Sovereign Real Estate Investment
               Corporation                                                                                      7,650,000
-------------------------------------------------------------------------------------------------------------------------
               Total Preferred Stock (cost $15,214,941)                                                        19,619,225
=========================================================================================================================

      Shares   Common Stock (0.1%)                                                                                  Value
-------------------------------------------------------------------------------------------------------------------------
       5,000   Aavid Thermal Technology, Inc., Stock
               Warrants (i)                                                                                       $50,000
       4,600   ASAT Finance, LLC, Stock Warrants (b,h,i)                                                                0
       5,856   Ionex Telecommunication, Inc. (h,i)                                                                      1
       3,450   Mueller Holdings, Inc., Stock Warrants
               (b,i)                                                                                              276,000
       6,000   Pliant Corporation, Stock Warrants (b,i)                                                                60
      23,840   Protection One, Inc., Stock Warrants (h,i)                                                               2
     121,520   TVMAX Holdings, Inc. (i)                                                                           121,520
       2,506   USA Mobility, Inc. (c,i)                                                                            81,194
      27,227   XO Communications, Inc., Stock Warrants
               (c,i)                                                                                                9,529
      20,420   XO Communications, Inc., Stock Warrants
               (c,i)                                                                                                3,369
      20,420   XO Communications, Inc., Stock Warrants
               (c,i)                                                                                                4,288
      80,000   ZSC Specialty Chemical plc, Preferred
               Stock                                                                                                    8
      80,000   ZSC Specialty Chemical plc, Stock Warrants
               (b,h,i)                                                                                                  8
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $10,032,650)                                                              545,979
=========================================================================================================================


      Shares   Collateral Held for Securities Loaned (10.6%)         Interest Rate(j)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  99,385,105   Thrivent Financial Securities Lending
               Trust                                                            2.740%              N/A       $99,385,105
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $99,385,105)                                                                       99,385,105
=========================================================================================================================

   Shares or
   Principal
      Amount   Short-Term Investments (2.4%)                         Interest Rate(j)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $5,000,000   Delaware Funding Corporation                                     2.770%        4/15/2005        $4,994,614
   5,000,000   Kitty Hawk Funding Corporation                                   2.810         4/18/2005         4,993,483
   4,170,000   New Center Asset Trust                                           2.840          4/1/2005         4,170,000
   8,823,685   Thrivent Money Market Portfolio                                  2.310               N/A         8,823,685
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized
               cost)                                                                                           22,981,782
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $929,719,261)                                                         $937,078,434
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the
    Securities Act of 1933. These securities have been valued from the date of acquisition through March 31, 2005, by obtaining quotations from brokers active with these securities. The following table indicates the acquisition date and cost of restricted securities the Fund owned as of March 31, 2005.

                                                      Acquisition
 Security                                                    Date           Cost
--------------------------------------------------------------------------------
ASAT Finance, LLC, Stock Warrants                      10/20/1999       $111,508
CSAM Funding Corporation                                5/10/2002      3,590,880
Katonah, Ltd.                                            2/7/2003      2,434,485
Mueller Holdings, Inc., Stock Warrants(k)               4/22/2004        166,238
Pliant Corporation, Stock Warrants                      5/25/2000        136,483
Venture CDO 2002, Ltd.                                  3/13/2002      3,000,000
ZSC Specialty Chemical plc, Preferred Warrants          6/24/1999         47,568
ZSC Specialty Chemical plc, Stock Warrants              6/24/1999        111,712

(c) All or a portion of the security is on loan.

(d) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(e) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(f) In bankruptcy.

(g) In default.

(h) Security is fair valued.

(i) Non-income producing security.

(j) The interest rate shown reflects the yieldor, for securities purchased at a discount, the discount rate at the date of purchase.

(k) On April 22, 2004, the Portfolio held
    $2,300,000 par of Mueller Holding Bonds
    valued at $497.15 per $1,000 Bond.

At March 31, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments, based on cost for federal income tax purposes, were $43,739,453 and $(36,380,280), respectively.

The accompanying notes to the financial statements are an integral part of this schedule.




Thrivent Series Fund, Inc.
Notes to Schedules of Investments
March 31, 2005 (unaudited)


SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield Portfolio and High Yield Portfolio II invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

High Yield Portfolio II

Schedule of Investments

As of March 31, 2005
(unaudited)




High Yield Portfolio II
Schedule of Investments as of March 31, 2005 (unaudited)(a)

   Principal
      Amount   Long-Term Fixed Income (83.8%)                           Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
Basic Materials (10.2%)
-------------------------------------------------------------------------------------------------------------------------
    $400,000   Abitibi-Consolidated, Inc.                                       6.950%       12/15/2006          $402,000
     475,000   Abitibi-Consolidated, Inc.(b)                                    8.550          8/1/2010           482,125
     160,000   Ainsworth Lumber Company, Ltd.(c)                                6.800         6/30/2005           162,400
     360,000   Ainsworth Lumber Company, Ltd.                                   6.750         3/15/2014           337,500
     100,000   Appleton Papers, Inc.                                            8.125         6/15/2011           103,250
     130,000   Appleton Papers, Inc.                                            9.750         6/15/2014           135,850
     410,000   Arch Western Finance, LLC                                        6.750          7/1/2013           412,050
      70,000   ARCO Chemical Company(b)                                        10.250         11/1/2010            79,450
     291,000   BCP Caylux Holdings Luxembourg SCA                               9.625         6/15/2014           331,740
     190,000   Buckeye Technologies, Inc.                                       8.000        10/15/2010           188,100
     190,000   Buckeye Technologies, Inc.(b)                                    8.500         10/1/2013           199,500
     436,000   Crystal US Holdings 3, LLC/Crystal US Sub
               3 Corporation(d)                                                10.500         10/1/2009           305,200
     130,000   Equistar Chemicals, LP                                          10.125          9/1/2008           143,650
     170,000   Equistar Chemicals, LP(b)                                        8.750         2/15/2009           182,325
     150,000   Equistar Chemicals, LP                                          10.625          5/1/2011           168,375
     180,000   Equistar Chemicals, LP                                           7.550         2/15/2026           173,250
     480,000   Georgia-Pacific Corporation                                      8.125         5/15/2011           529,200
     480,000   Georgia-Pacific Corporation                                      9.375          2/1/2013           536,400
     100,000   Georgia-Pacific Corporation                                      8.000         1/15/2024           111,500
     290,000   Hudbay Mining and Smelting Company, Ltd.                         9.625         1/15/2012           290,000
     467,000   Huntsman International, LLC(b)                                  10.125          7/1/2009           485,680
     172,000   Huntsman, LLC                                                   11.500         7/15/2012           201,240
     350,000   ISP Holdings, Inc.                                              10.625        12/15/2009           374,500
     400,000   Ispat Inland ULC(c)                                              9.310          7/1/2005           436,000
      71,000   Ispat Inland ULC                                                 9.750          4/1/2014            83,070
     325,000   JohnsonDiversey, Inc.                                            9.625         5/15/2012           349,375
     350,000   Kappa Beheer BV                                                 10.625         7/15/2009           368,375
     760,000   Lyondell Chemical Company(b)                                    10.500          6/1/2013           874,000
     650,000   MDP Acquisitions plc                                             9.625         10/1/2012           698,750
     450,000   Nalco Company                                                    7.750        11/15/2011           468,000
     400,000   NOVA Chemicals Corporation                                       6.500         1/15/2012           410,000
     380,000   Novelis, Inc.                                                    7.250         2/15/2015           372,400
     550,000   Peabody Energy Corporation(b)                                    6.875         3/15/2013           566,500
     400,000   Ryerson Tull, Inc.                                               8.250        12/15/2011           380,000
     375,000   Stone Container Corporation                                      8.375          7/1/2012           387,188
-------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                           11,728,943
=========================================================================================================================

Capital Goods (8.5%)
-------------------------------------------------------------------------------------------------------------------------
     550,000   Allied Waste North America, Inc.                                 8.500         12/1/2008           563,750
     220,000   Allied Waste North America, Inc.                                 7.875         4/15/2013           219,450
     390,000   Amsted Industries, Inc.                                         10.250        10/15/2011           425,100
     230,000   Builders Firstsource, Inc.(c)                                    7.044         5/16/2005           226,550
     100,000   Building Materials Corporation                                   7.750         7/15/2005           100,500
     400,000   Case New Holland, Inc.                                           9.250          8/1/2011           426,000
     150,000   Case New Holland, Inc.                                           9.250          8/1/2011           159,750
     450,000   Crown Euro Holdings SA                                           9.500          3/1/2011           493,875
     150,000   Crown Euro Holdings SA                                          10.875          3/1/2013           174,000
     480,000   Da-Lite Screen Company, Inc.                                     9.500         5/15/2011           520,800
     400,000   Euramax International plc                                        8.500         8/15/2011           412,000
     390,000   Fastentech, Inc.                                                11.500          5/1/2011           419,250
     325,000   Graham Packaging Company, Inc.                                   9.875        10/15/2014           325,000
      60,000   IMCO Recycling Escrow, Inc.                                      9.000        11/15/2014            63,000
     260,000   Invensys plc(b)                                                  9.875         3/15/2011           264,550
     170,000   K&F Acquisition, Inc.                                            7.750        11/15/2014           164,900
     640,000   Legrand SA                                                      10.500         2/15/2013           723,200
     100,000   Legrand SA                                                       8.500         2/15/2025           120,500
     290,000   Mueller Group, Inc.                                             10.000          5/1/2012           313,200
     390,000   NationsRent, Inc.                                                9.500        10/15/2010           417,300
      60,000   Owens-Brockway Glass Container, Inc.                             7.750         5/15/2011            62,850
     375,000   Owens-Brockway Glass Container, Inc.                             8.750        11/15/2012           409,688
     180,000   Owens-Brockway Glass Container, Inc.                             8.250         5/15/2013           190,350
     210,000   Owens-Illinois, Inc.(b)                                          7.500         5/15/2010           216,300
     390,000   Plastipak Holdings, Inc.                                        10.750          9/1/2011           432,900
     160,000   Standard Aero Holdings, Inc.                                     8.250          9/1/2014           165,600
     480,000   Texas Industries, Inc.                                          10.250         6/15/2011           543,600
     390,000   TransDigm, Inc.                                                  8.375         7/15/2011           400,238
     375,000   Trinity Industries, Inc.                                         6.500         3/15/2014           361,875
     390,000   United Rentals North America, Inc.                               6.500         2/15/2012           379,275
-------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                              9,695,351
=========================================================================================================================

Communications Services (19.7%)
-------------------------------------------------------------------------------------------------------------------------
     300,000   ACC Escrow Corporation                                          10.000          8/1/2011           276,000
      80,000   AirGate PCS, Inc.(c)                                             6.450         4/15/2005            81,600
     390,000   Alamosa Delaware, Inc.                                           8.500         1/31/2012           404,138
     460,000   American Tower Corporation                                       7.125        10/15/2012           457,700
     270,000   American Towers, Inc.                                            7.250         12/1/2011           278,775
     230,000   AT&T Corporation                                                 9.050        11/15/2011           261,338
     480,000   Block Communications, Inc.                                       9.250         4/15/2009           511,200
     386,118   Calpoint Receivable Structured Trust 2001                        7.440        12/10/2006           386,118
     565,000   CanWest Media, Inc.                                             10.625         5/15/2011           615,850
     270,000   Century Communications Corporation(b,e)                    Zero Coupon         1/15/2008           159,300
     150,000   CF Cable TV, Inc.                                                9.125         7/15/2007           152,207
     420,000   Charter Communications Holdings, LLC                             8.750        11/15/2013           420,000
     130,000   Charter Communications Operating, LLC                            8.000         4/30/2012           129,350
     200,000   Charter Communications Operating, LLC                            8.375         4/30/2014           201,000
     410,000   Citizens Communications Company                                  6.250         1/15/2013           385,400
     260,000   Crown Castle International Corporation                           9.375          8/1/2011           282,750
     240,000   Crown Castle International Corporation                          10.750          8/1/2011           256,200
     700,000   CSC Holdings, Inc.                                               7.625          4/1/2011           728,000
     325,000   Dex Media West, LLC/Dex Media West Finance
               Company                                                          8.500         8/15/2010           346,938
     420,000   Dex Media West, LLC/Dex Media West Finance
               Company                                                          9.875         8/15/2013           468,300
     390,000   Dex Media, Inc.                                                  8.000        11/15/2013           403,650
     535,000   DIRECTV Holdings, LLC                                            8.375         3/15/2013           579,138
     470,000   Dobson Cellular Systems(b)                                       9.875         11/1/2012           479,400
     150,000   EchoStar DBS Corporation                                         5.750         10/1/2008           147,750
     350,000   Eircom Funding                                                   8.250         8/15/2013           380,625
     220,000   General Cable Corporation                                        9.500        11/15/2010           242,000
     236,000   Houghton Mifflin Company(b)                                      9.875          2/1/2013           243,080
     350,000   Intelsat Bermuda, Ltd.                                           8.625         1/15/2015           357,000
     390,000   IPCS Escrow Company                                             11.500          5/1/2012           438,750
       1,000   MCI, Inc.                                                        6.908          5/1/2007             1,018
       1,000   MCI, Inc.                                                        7.688          5/1/2009             1,040
     110,000   MCI, Inc.(b)                                                     7.735          5/1/2014           121,000
     390,000   Nebraska Book Company, Inc.                                      8.625         3/15/2012           377,325
     520,000   Nexstar Finance, Inc.                                            7.000         1/15/2014           491,400
      21,428   Nextel Communications, Inc.(b)                                   9.500          2/1/2011            23,785
   1,015,000   Nextel Communications, Inc.                                      6.875        10/31/2013         1,058,138
     300,000   Nextel Communications, Inc.                                      5.950         3/15/2014           298,500
     235,000   Nextel Communications, Inc.                                      7.375          8/1/2015           248,219
     390,000   Nextel Partners, Inc.                                            8.125          7/1/2011           414,375
     400,000   NTL Cable plc(b,c)                                               7.660         4/15/2005           412,000
      50,000   NTL Cable plc(b)                                                 8.750         4/15/2014            53,875
     280,000   PanAmSat Corporation                                             9.000         8/15/2014           295,400
     372,000   PanAmSat Holding Corporation(d)                                 10.375         11/1/2009           241,800
     180,000   Paxson Communications Corporation(b,d)                          12.250         1/15/2006           167,400
     125,000   PRIMEDIA, Inc.(c)                                                8.165         5/16/2005           132,500
     350,000   PRIMEDIA, Inc.                                                   8.000         5/15/2013           357,000
     330,000   Quebecor Media, Inc.                                            11.125         7/15/2011           364,650
     280,000   Qwest Communications International,
               Inc.(c)                                                          6.310         5/15/2005           282,100
     300,000   Qwest Communications International, Inc.                         7.250         2/15/2011           293,250
     760,000   Qwest Communications International, Inc.                         7.500         2/15/2014           742,900
     570,000   Qwest Corporation                                                7.875          9/1/2011           587,100
     500,000   Qwest Corporation                                                8.875         3/15/2012           543,750
     500,000   Qwest Services Corporation                                      13.500        12/15/2010           578,750
     180,000   Radio One, Inc.                                                  6.375         2/15/2013           176,850
     170,000   Rainbow National Services, LLC                                   8.750          9/1/2012           182,750
     390,000   Rainbow National Services, LLC                                  10.375          9/1/2014           435,825
     290,000   Rogers Wireless, Inc.(b)                                         8.000        12/15/2012           297,975
     115,000   Rogers Wireless, Inc.                                            7.500         3/15/2015           118,738
     200,000   Sheridan Group, Inc.                                            10.250         8/15/2011           212,500
     355,000   Spectrasite, Inc.                                                8.250         5/15/2010           370,088
     275,000   Superior Essex Communications LLC/Essex
               Group, Inc.                                                      9.000         4/15/2012           279,125
     270,000   UbiquiTel Operating Company                                      9.875          3/1/2011           297,675
     250,000   US Unwired, Inc.(b)                                             10.000         6/15/2012           276,875
     200,000   Valor Telecommunications Enterprises, LLC                        7.750         2/15/2015           199,000
     460,000   Videotron Ltee                                                   6.875         1/15/2014           462,300
     380,000   WDAC Subsidiary Corporation                                      8.375         12/1/2014           353,400
     390,000   XM Satellite Radio, Inc.(c)                                      8.242          5/3/2005           395,850
     470,000   Zues Special Subsidiary, Ltd.(d)                                 9.250          2/1/2010           297,275
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                   22,517,058
=========================================================================================================================

Consumer Cyclical (14.7%)
-------------------------------------------------------------------------------------------------------------------------
     300,000   Aearo Company I                                                  8.250         4/15/2012           316,500
     220,000   Allied Security Escrow Corporation                              11.375         7/15/2011           225,500
     175,000   AmeriGas Partners, LP/AmeriGas Eagle
               Finance Corporation                                             10.000         4/15/2006           183,750
     375,000   ArvinMeritor, Inc.                                               6.625         6/15/2007           376,875
     340,000   ArvinMeritor, Inc.(b)                                            8.750          3/1/2012           353,600
     360,000   Aztar Corporation                                                7.875         6/15/2014           382,500
     450,000   Beazer Homes USA, Inc.                                           8.625         5/15/2011           477,000
     710,000   Blockbuster, Inc.(b)                                             9.000          9/1/2012           688,700
     290,000   Boyd Gaming Corporation                                          7.750        12/15/2012           303,775
     580,000   Buffets, Inc.                                                   11.250         7/15/2010           611,900
     360,000   Buhrmann US, Inc.                                                7.875          3/1/2015           360,000
     190,000   Caesars Entertainment, Inc.                                      8.875         9/15/2008           208,288
     375,000   Caesars Entertainment, Inc.                                      7.875         3/15/2010           408,750
     200,000   Circus & Eldorado Joint Venture/Silver
               Legacy Capital Corporation                                      10.125          3/1/2012           214,500
     580,000   D.R. Horton, Inc.                                                4.875         1/15/2010           555,950
   1,000,000   D.R. Horton, Inc.                                                5.625         9/15/2014           949,320
     450,000   Dura Operating Corporation(b)                                    8.625         4/15/2012           415,125
     250,000   Gaylord Entertainment Company                                    8.000        11/15/2013           258,750
     250,000   Gaylord Entertainment Company(b)                                 6.750        11/15/2014           236,875
     380,000   Group 1 Automotive, Inc.                                         8.250         8/15/2013           383,800
      93,000   HMH Properties, Inc.(b)                                          7.875          8/1/2008            94,860
      75,000   Host Marriott, LP                                                9.500         1/15/2007            79,125
     125,000   Host Marriott, LP                                                9.250         10/1/2007           133,750
      75,000   Host Marriott, LP                                                7.125         11/1/2013            74,438
     590,000   IAAI Finance Corporation                                        11.000          4/1/2013           586,266
     220,000   Jean Coutu Group (PJC), Inc.(b)                                  8.500          8/1/2014           213,675
     580,000   John Q. Hammons Hotels, LP                                       8.875         5/15/2012           622,050
     500,000   MGM MIRAGE                                                       5.875         2/27/2014           471,875
     610,000   NCL Corporation                                                 10.625         7/15/2014           630,588
     170,000   Norcraft Holdings, LP/Norcraft Capital
               Corporation(d)                                                   9.750          9/1/2008           120,700
     240,000   Penn National Gaming, Inc.(b)                                    6.875         12/1/2011           240,600
     120,000   Penn National Gaming, Inc.                                       6.750          3/1/2015           118,200
     360,000   Poster Financial Group, Inc.                                     8.750         12/1/2011           374,400
     480,000   Rent-Way, Inc.                                                  11.875         6/15/2010           531,600
     330,000   Rite Aid Corporation                                             7.500         1/15/2015           316,800
     230,000   Seneca Gaming Corporation                                        7.250          5/1/2012           228,850
     400,000   Station Casinos, Inc.                                            6.000          4/1/2012           397,000
     190,000   TravelCenters of America, Inc.                                  12.750          5/1/2009           209,950
     653,000   TRW Automotive, Inc.                                             9.375         2/15/2013           701,975
     325,000   Universal City Development Services                             11.750          4/1/2010           370,500
     290,000   Universal City Florida Holding Company
               I/II(c)                                                          7.492          5/3/2005           300,150
     400,000   VICORP Restaurants, Inc.(b)                                     10.500         4/15/2011           408,000
     400,000   Warnaco, Inc.                                                    8.875         6/15/2013           429,000
     300,000   Warner Music Group                                               7.375         4/15/2014           309,000
     360,000   WMG Holdings Corporation(c)                                      7.385         6/15/2005           369,000
     530,000   WMG Holdings Corporation(d)                                      9.500        12/15/2009           365,700
     180,000   Wynn Las Vegas, LLC/Wynn Las Vegas Capital
               Corporation                                                      6.625         12/1/2014           171,000
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                         16,780,510
=========================================================================================================================

Consumer Non-Cyclical (8.0%)
-------------------------------------------------------------------------------------------------------------------------
     240,000   Ardent Health Services, Inc.                                    10.000         8/15/2013           284,400
     300,000   Beverly Enterprises, Inc.                                        7.875         6/15/2014           331,500
     610,000   CDRV Investors, Inc.(d)                                          9.625          1/1/2010           367,525
      75,000   Commonwealth Brands, Inc.                                        9.750         4/15/2008            80,250
     300,000   DaVita, Inc.                                                     6.625         3/15/2013           297,000
     290,000   DaVita, Inc.                                                     7.250         3/15/2015           284,200
     300,000   Del Laboratories, Inc.                                           8.000          2/1/2012           288,000
     450,000   Delhaize America, Inc.                                           8.125         4/15/2011           500,184
     230,000   Elan Finance Corporation, Ltd.(b)                                7.750        11/15/2011           171,925
     150,000   Extendicare Health Services, Inc.                                9.500          7/1/2010           164,062
     350,000   Fisher Scientific International, Inc.                            8.000          9/1/2013           380,625
     690,000   Fisher Scientific International, Inc.                            6.750         8/15/2014           700,350
     325,000   Fresenius Medical Care Capital Trust II                          7.875          2/1/2008           340,844
     440,000   HCA, Inc.                                                        6.300         10/1/2012           439,580
     220,000   IASIS Healthcare, LLC (IASIS Capital
               Corporation)                                                     8.750         6/15/2014           229,350
     540,000   Jostens Holding Corporation(d)                                  10.250         12/1/2008           394,200
     400,000   Michael Foods, Inc.                                              8.000        11/15/2013           416,000
      90,000   PerkinElmer, Inc.                                                8.875         1/15/2013           100,800
     855,000   Roundy's, Inc.                                                   8.875         6/15/2012           914,850
     120,000   Smithfield Foods, Inc.                                           8.000        10/15/2009           128,400
     210,000   Stater Brothers Holdings, Inc.                                   8.125         6/15/2012           202,650
     290,000   Tenet Healthcare Corporation                                     9.875          7/1/2014           301,600
     440,000   US Oncology Holdings, Inc.(b,c)                                  8.509         9/15/2005           414,700
     250,000   US Oncology, Inc.                                                9.000         8/15/2012           263,750
     150,000   Vanguard Health Holding Company I, LLC(d)                       11.250         10/1/2009           100,125
     475,000   Ventas Realty, LP/Ventas Capital
               Corporation                                                      8.750          5/1/2009           516,562
     110,000   Ventas Realty, LP/Ventas Capital
               Corporation                                                      6.625        10/15/2014           109,175
     250,000   VWR International, Inc.(b)                                       8.000         4/15/2014           253,125
     250,000   Warner Chilcott Corporation                                      8.750          2/1/2015           251,250
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                      9,226,982
=========================================================================================================================

Energy (6.4%)
-------------------------------------------------------------------------------------------------------------------------
     360,000   Chesapeake Energy Corporation                                    9.000         8/15/2012           397,350
     230,000   Chesapeake Energy Corporation                                    6.375         6/15/2015           227,125
     650,000   Dresser, Inc.                                                    9.375         4/15/2011           689,000
     400,000   EXCO Resources, Inc.                                             7.250         1/15/2011           406,000
     675,000   Hanover Equipment Trust                                          8.500          9/1/2008           703,688
     390,000   Harvest Operations Corporation                                   7.875        10/15/2011           385,125
     370,000   Hornbeck Offshore Services, Inc.                                 6.125         12/1/2014           364,450
     440,000   Petroleum Geo-Services ASA                                      10.000         11/5/2010           493,900
     410,000   Pogo Producing Company                                           6.625         3/15/2015           410,000
     152,800   Port Arthur Finance Corporation                                 12.500         1/15/2009           177,248
   1,060,000   Premcor Refining Group, Inc.                                     6.750          5/1/2014         1,060,000
     370,000   Pride International, Inc.(b)                                     7.375         7/15/2014           392,200
     300,000   SESI, LLC                                                        8.875         5/15/2011           320,250
     120,000   Stone Energy Corporation                                         6.750        12/15/2014           116,400
     200,000   Valero Energy Corporation(f)                                     7.800         6/14/2010           212,667
     325,000   Vintage Petroleum, Inc.(b)                                       7.875         5/15/2011           344,500
     150,000   Vintage Petroleum, Inc.                                          8.250          5/1/2012           162,375
     390,000   Western Oil Sands, Inc.                                          8.375          5/1/2012           444,020
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     7,306,298
=========================================================================================================================

Financials (4.7%)
-------------------------------------------------------------------------------------------------------------------------
     387,000   American Financial Group, Inc.,
               Convertible(d)                                             Zero Coupon          6/2/2008           156,735
   4,000,000   Dow Jones CDX(b)                                                 7.750        12/29/2009         3,904,993
     410,000   Fairfax Financial Holdings, Ltd.                                 7.750         4/26/2012           395,650
     252,000   FINOVA Group, Inc.                                               7.500        11/15/2009           108,990
     390,000   Refco Finance Holdings, LLC                                      9.000          8/1/2012           413,400
     125,000   Riggs Capital Trust II                                           8.875         3/15/2027           140,000
     205,000   Riggs Capital Trust II                                           8.875         3/15/2027           229,600
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                 5,349,368
=========================================================================================================================

Technology (1.9%)
-------------------------------------------------------------------------------------------------------------------------
     220,000   Freescale Semiconductor, Inc.                                    6.875         7/15/2011           226,325
     220,000   Freescale Semiconductor, Inc.                                    7.125         7/15/2014           229,900
     110,000   MagnaChip Semiconductor SA/MagnaChip
               Semiconductor Finance Company                                    6.875        12/15/2011           111,100
     250,000   MagnaChip Semiconductor SA/MagnaChip
               Semiconductor Finance Company                                    8.000        12/15/2014           255,625
     400,000   Sanmina-SCI Corporation                                         10.375         1/15/2010           448,000
     360,000   Sanmina-SCI Corporation                                          6.750          3/1/2013           337,500
     175,000   Telcordia Technologies, Inc.                                    10.000         3/15/2013           173,688
     400,000   Xerox Corporation                                                7.625         6/15/2013           418,000
-------------------------------------------------------------------------------------------------------------------------
               Total Technology                                                                                 2,200,138
=========================================================================================================================

Transportation (1.2%)
-------------------------------------------------------------------------------------------------------------------------
     230,000   H-Lines Finance Holding Corporation(d)                          11.000          4/1/2008           179,400
     330,000   Horizon Lines, LLC                                               9.000         11/1/2012           351,450
     158,109   Northwest Airlines, Inc.                                         8.304          9/1/2010           130,229
     410,000   Progress Rail Services Corporation                               7.750          4/1/2012           410,000
     149,923   United Air Lines, Inc.(e)                                        7.730          7/1/2010           138,042
     145,742   United Air Lines, Inc.(e)                                        6.602          9/1/2013           139,104
      42,316   United Air Lines, Inc.(e)                                        7.783          1/1/2014            38,670
-------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                             1,386,895
=========================================================================================================================

Utilities (8.5%)
-------------------------------------------------------------------------------------------------------------------------
     200,000   AES Corporation(b)                                               8.875         2/15/2011           216,500
     880,000   AES Corporation                                                  8.750         5/15/2013           959,200
     175,000   AmeriGas Partners, LP/AmeriGas Eagle
               Finance Corporation                                              8.875         5/20/2011           185,500
     396,655   CE Generation, LLC                                               7.416        12/15/2018           422,158
     211,950   Cedar Brakes II, LLC                                             9.875          9/1/2013           253,537
      50,000   Coastal Corporation                                              9.625         5/15/2012            54,500
     300,000   Consumers Energy Company                                         6.300          2/1/2012           290,362
     440,000   Dynegy Holdings, Inc.                                            9.875         7/15/2010           471,350
     290,000   Dynegy Holdings, Inc.(b)                                         6.875          4/1/2011           257,375
     850,000   Edison Mission Energy(b)                                         9.875         4/15/2011           981,750
     450,000   El Paso Corporation(b)                                           7.375        12/15/2012           435,375
     410,000   El Paso Corporation                                              7.800          8/1/2031           385,400
     175,000   El Paso Natural Gas Corporation                                  7.625          8/1/2010           183,507
     500,000   El Paso Production Holding Company                               7.750          6/1/2013           506,250
      80,000   Ferrellgas Partners, LP                                          8.750         6/15/2012            83,200
     200,000   Ferrellgas Partners, LP                                          6.750          5/1/2014           195,000
     400,000   Ipalco Enterprises, Inc.                                         8.375        11/14/2008           436,000
     160,000   Ipalco Enterprises, Inc.                                         8.625        11/14/2011           183,600
     275,000   Midwest Generation, LLC                                          8.750          5/1/2034           306,625
     150,000   Mission Energy Holding Company                                  13.500         7/15/2008           180,000
     548,000   NRG Energy, Inc.                                                 8.000        12/15/2013           579,510
     110,000   Pacific Energy Partners, LP/Pacific Energy
               Finance Corporation                                              7.125         6/15/2014           113,850
     350,000   Sonat, Inc.                                                      7.625         7/15/2011           345,625
     500,000   Southern Star Central Corporation                                8.500          8/1/2010           532,500
     320,000   Texas Genco, LLC/Texas Genco Financing
               Corporation                                                      6.875        12/15/2014           320,800
     210,000   Williams Companies, Inc.                                         7.625         7/15/2019           227,325
     225,000   Williams Companies, Inc.                                         7.875          9/1/2021           245,250
     290,000   Williams Companies, Inc.                                   Zero Coupon         3/15/2032           344,375
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  9,696,424
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost
               $94,822,523)                                                                                    95,887,967
=========================================================================================================================

      Shares   Preferred Stock (0.8%)                                                                               Value
-------------------------------------------------------------------------------------------------------------------------
         582   Sovereign Real Estate Investment
               Corporation                                                                                       $890,460
-------------------------------------------------------------------------------------------------------------------------
               Total Preferred Stock (cost $858,450)                                                              890,460
=========================================================================================================================

      Shares   Common Stock(g)                                                                                      Value
-------------------------------------------------------------------------------------------------------------------------
           1   Orion Refining Corporation (f,h,i)                                                                      $0
           1   Pathmark Stores, Inc.(h)                                                                                 6
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $17)                                                                            6
=========================================================================================================================

      Shares   Collateral Held for Securities Loaned (13.1%)         Interest Rate(j)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  14,989,348   Thrivent Financial Securities Lending
               Trust                                                            2.740%              N/A       $14,989,348
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $14,989,348)                                                                       14,989,348
=========================================================================================================================

      Shares   Short-Term Investments (2.3%)                         Interest Rate(j)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   2,590,845   Thrivent Money Market Portfolio                                  2.310%              N/A        $2,590,845
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized
               cost)                                                                                            2,590,845
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $113,261,183)                                                         $114,358,626
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) All or a portion of the security is on loan.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(e) In bankruptcy.

(f) Security is fair valued.

(g) The market value of the denoted categories of investments represents less than 0.1% of the total investments of the Thrivent
    High Yield II Portfolio.

(h) Non-income producing security.

(i) Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the
    Securities Act of 1933. These securities have been valued from the date of acquisition through March 31, 2005, by obtaining quotations from brokers active with these securities. The following table indicates the acquisition date and cost of restricted securities the Fund owned as of March 31, 2005.

                                            Acquisition
Security                                       Date               Cost
-------------------------------------------------------------------------
Orion Refining Corporation                  8/3/2001            $0

(j) The interest rate shown reflects the yield.

At March 31, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments, based on cost for federal income tax purposes, were $2,374,535 and $(1,277,092), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.




Thrivent Series Fund, Inc.
Notes to Schedules of Investments
March 31, 2005 (unaudited)


SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield Portfolio and High Yield Portfolio II invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Income Portfolio

Schedule of Investments

As of March 31, 2005
(unaudited)




Income Portfolio
Schedule of Investments as of March 31, 2005 (unaudited)(a)

   Principal
      Amount   Long-Term Fixed Income (85.9%)                           Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities (10.6%)
-------------------------------------------------------------------------------------------------------------------------
  $3,000,000   Bank One Issuance Trust(b,c)                                     2.860%        4/15/2005        $3,000,990
  13,000,000   Chase Credit Card Master Trust(b,d)                              5.500        11/17/2008        13,260,572
  10,000,000   Chase Funding Mortgage Loan Asset Backed
               Certificates(b,e)                                                2.734         9/25/2024         9,897,820
   3,500,000   Countrywide Asset-Backed Certificates(e)                         3.683         8/25/2024         3,451,178
   7,000,000   Countrywide Asset-Backed Certificates(e)                         3.903         1/25/2031         6,903,491
   9,000,000   CPL Transition Funding, LLC(e)                                   5.010         1/15/2010         9,097,515
   3,500,000   Credit Based Asset Servicing and
               Securitization(e)                                                3.887        10/25/2034         3,444,318
   4,000,000   DaimlerChrysler Master Owner Trust(c)                            2.860         4/15/2005         4,001,320
   5,000,000   First National Master Note Trust(c,e)                            2.910         4/15/2005         5,004,185
  10,000,000   GMAC Mortgage Corporation Loan Trust(c,d)                        2.940         4/25/2005         9,994,000
   4,500,000   GMAC Mortgage Corporation Loan Trust(c,e)                        2.980         4/25/2005         4,508,730
   5,000,000   Honda Auto Receivables Owner Trust(e)                            2.960         4/20/2009         4,877,595
   8,000,000   MBNA Credit Card Master Note Trust(b,c)                          2.920         4/15/2005         8,015,224
   7,500,000   Nissan Auto Lease Trust(e)                                       3.180         6/15/2010         7,345,402
   8,000,000   PG&E Energy Recovery Funding, LLC                                3.870         6/25/2011         7,924,064
   4,000,000   Popular ABS Mortgage Pass-Through Trust                          4.000        12/25/2034         3,940,284
   5,500,000   Renaissance Home Equity Loan Trust                               3.856         1/25/2035         5,442,102
   4,000,000   Residential Asset Securities
               Corporation(e)                                                   3.250         5/25/2029         3,976,660
   9,000,000   Structured Asset Investment Loan Trust(c)                        2.930         4/25/2005         9,000,000
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed Securities                                                                  123,085,450
=========================================================================================================================

Basic Materials (2.5%)
-------------------------------------------------------------------------------------------------------------------------
   6,000,000   Georgia-Pacific Corporation(b)                                   8.875          2/1/2010         6,697,500
   6,500,000   Glencore Funding, LLC(e)                                         6.000         4/15/2014         6,181,468
   2,500,000   Lubrizol Corporation                                             5.500         10/1/2014         2,503,642
   4,000,000   Newmont USA, Ltd.                                                5.875          4/1/2035         3,919,696
   3,250,000   NOVA Chemicals Corporation(e)                                    6.500         1/15/2012         3,331,250
   2,625,000   Peabody Energy Corporation                                       6.875         3/15/2013         2,703,750
   3,500,000   Precision Castparts Corporation                                  5.600        12/15/2013         3,516,415
-------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                           28,853,721
=========================================================================================================================

Capital Goods (2.7%)
-------------------------------------------------------------------------------------------------------------------------
   3,000,000   Crown Euro Holdings SA                                           9.500          3/1/2011         3,292,500
   4,000,000   Goodrich Corporation                                             7.625        12/15/2012         4,641,076
   3,000,000   Hutchison Whampoa International, Ltd.                            6.500         2/13/2013         3,166,320
   4,730,000   L-3 Communications Holdings, Inc.,
               Convertible                                                      5.875         1/15/2015         4,540,800
   4,500,000   Lockheed Martin Corporation                                      7.650          5/1/2016         5,379,332
   5,250,000   Oakmont Asset Trust(e)                                           4.514        12/22/2008         5,195,043
   4,552,852   Systems 2001 Asset Trust, LLC(b)                                 6.664         9/15/2013         4,935,064
-------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                             31,150,135
=========================================================================================================================

Commercial Mortgage-Backed Securities (5.1%)
-------------------------------------------------------------------------------------------------------------------------
   5,395,000   Banc of America Commercial Mortgage,
               Inc.(b,d,e)                                                      4.037        11/10/2039         5,225,570
   5,250,000   Banc of America Commercial Mortgage,
               Inc.(d,e)                                                        4.561        11/10/2041         5,151,783
   1,548,721   Banc of America Commercial Mortgage,
               Inc.(d)                                                          3.366         7/11/2043         1,532,682
   3,000,000   Banc of America Commercial Mortgage,
               Inc.(b,d)                                                        5.118         7/11/2043         3,036,360
   9,000,000   Credit Suisse First Boston Mortgage
               Securities Corporation(b,d,e)                                    2.843         5/15/2038         8,584,965
   2,841,696   J.P. Morgan Chase Commercial Mortgage
               Securities Corporation(c,e)                                      3.150         4/14/2005         2,842,114
   5,500,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corporation(e)                                        4.302         1/15/2038         5,334,769
   4,250,000   LB-UBS Commercial Mortgage Trust(b,e)                            3.323         3/15/2027         4,120,014
   2,000,000   LB-UBS Commercial Mortgage Trust(b)                              6.653        11/15/2027         2,189,250
   5,727,315   Lehman Brothers "CALSTRS" Mortgage
               Trust(d)                                                         3.988        11/20/2012         5,688,787
   6,250,000   Merrill Lynch Mortgage Trust                                     4.099        11/15/2010         6,212,891
  10,000,000   Wachovia Bank Commercial Mortgage
               Trust(c,f)                                                       2.910         4/15/2005        10,001,562
-------------------------------------------------------------------------------------------------------------------------
               Total Commercial Mortgage-Backed
               Securities                                                                                      59,920,747
=========================================================================================================================

Communications Services (7.0%)
-------------------------------------------------------------------------------------------------------------------------
   5,000,000   America Movil SA de CV ADR(d)                                    6.375          3/1/2035         4,523,920
   4,500,000   AT&T Wireless Services, Inc.                                     8.125          5/1/2012         5,257,017
   4,000,000   Citizens Communications Company                                  6.250         1/15/2013         3,760,000
   4,000,000   Clear Channel Communications, Inc.                               4.500         1/15/2010         3,847,260
   3,000,000   Clear Channel Communications, Inc.                               5.000         3/15/2012         2,851,794
   7,250,000   Cox Communications, Inc.                                         6.750         3/15/2011         7,727,782
   2,600,000   CSC Holdings, Inc.                                               7.625          4/1/2011         2,704,000
   1,250,000   CSC Holdings, Inc.(b,e)                                          6.750         4/15/2012         1,240,625
   2,500,000   EchoStar DBS Corporation(b)                                      5.750         10/1/2008         2,462,500
   3,750,000   Interpublic Group of Companies, Inc.                             6.250        11/15/2014         3,543,750
   3,000,000   New York Times Company                                           5.000         3/15/2015         2,976,750
   5,000,000   Nextel Communications, Inc.                                      5.950         3/15/2014         4,975,000
   1,225,000   PanAmSat Corporation                                             9.000         8/15/2014         1,292,375
   3,000,000   Qwest Corporation                                                8.875         3/15/2012         3,262,500
   9,000,000   Sprint Capital Corporation(e)                                    6.900          5/1/2019         9,747,603
   5,000,000   TCI Communications, Inc.                                         8.750          8/1/2015         6,252,795
   5,000,000   Telecom Italia Capital SA                                        4.000         1/15/2010         4,780,095
   3,500,000   Telecom Italia Capital SA                                        5.250        11/15/2013         3,457,856
   2,500,000   Telefonos de Mexico SA                                           4.750         1/27/2010         2,429,705
   4,500,000   Verizon Global Funding Corporation(g)                            4.375          6/1/2013         4,271,004
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                   81,364,331
=========================================================================================================================

Consumer Cyclical (4.5%)
-------------------------------------------------------------------------------------------------------------------------
   9,000,000   AOL Time Warner, Inc.(e)                                         6.875          5/1/2012         9,828,756
   4,250,000   Caesars Entertainment, Inc.                                      8.125         5/15/2011         4,706,875
   7,500,000   D.R. Horton, Inc.                                                4.875         1/15/2010         7,189,012
   4,500,000   DaimlerChrysler North American Holdings
               Corporation(e)                                                   4.750         1/15/2008         4,478,692
   5,000,000   DaimlerChrysler North American Holdings
               Corporation(e)                                                   6.500        11/15/2013         5,199,875
   5,000,000   Ford Motor Credit Company                                        7.375          2/1/2011         4,967,675
   3,600,000   Host Marriott, LP                                                6.375         3/15/2015         3,438,000
     750,000   ITT Corporation                                                  7.375        11/15/2015           806,250
   3,300,000   Mohegan Tribal Gaming Authority                                  6.375         7/15/2009         3,275,250
   3,000,000   Nissan Motor Acceptance Corporation(b)                           4.625          3/8/2010         2,957,736
   2,700,000   Royal Caribbean Cruises, Ltd.                                    8.000         5/15/2010         2,966,625
   3,400,000   Station Casinos, Inc.(g)                                         6.500          2/1/2014         3,374,500
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                         53,189,246
=========================================================================================================================

Consumer Non-Cyclical (2.4%)
-------------------------------------------------------------------------------------------------------------------------
   7,000,000   Bunge Limited Finance Corporation(e)                             7.800        10/15/2012         8,104,271
   2,750,000   Fisher Scientific International, Inc.                            8.125          5/1/2012         2,983,750
   1,000,000   Fisher Scientific International, Inc.                            6.750         8/15/2014         1,015,000
   4,500,000   Hospira, Inc.(e)                                                 4.950         6/15/2009         4,528,454
   3,000,000   Kraft Foods, Inc.(b)                                             4.125        11/12/2009         2,920,758
   3,250,000   Smithfield Foods, Inc.                                           7.750         5/15/2013         3,445,000
   2,500,000   Ventas Realty, LP/Ventas Capital
               Corporation                                                      8.750          5/1/2009         2,718,750
   2,500,000   WellPoint, Inc.                                                  5.000        12/15/2014         2,452,772
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                     28,168,755
=========================================================================================================================

Energy (7.6%)
-------------------------------------------------------------------------------------------------------------------------
   4,400,000   Amerada Hess Corporation                                         6.650         8/15/2011         4,711,973
   2,250,000   ANR Pipeline Company(b,e)                                        8.875         3/15/2010         2,433,175
   3,750,000   Chesapeake Energy Corporation(b)                                 7.000         8/15/2014         3,862,500
   3,500,000   Consolidated Natural Gas Company                                 5.000         12/1/2014         3,422,226
   6,000,000   Enterprise Products Operating, LP                                5.600        10/15/2014         5,921,580
   7,500,000   Gazprom International SA(e)                                      7.201          2/1/2020         7,650,000
   5,000,000   Kerr-McGee Corporation                                           6.950          7/1/2024         5,133,350
   4,000,000   Kinder Morgan Energy Partners, LP(b)                             7.500         11/1/2010         4,458,064
   3,500,000   Kinder Morgan Energy Partners, LP(g)                             5.125        11/15/2014         3,405,353
   3,000,000   LG-Caltex Oil Corporation                                        5.500         8/25/2014         2,978,991
   6,000,000   Magellan Midstream Partners, LP                                  5.650        10/15/2016         5,974,776
   3,250,000   Newfield Exploration Company                                     6.625          9/1/2014         3,290,625
   2,000,000   Pacific Energy Partners, LP/Pacific Energy
               Finance Corporation                                              7.125         6/15/2014         2,070,000
   6,000,000   Pioneer Natural Resources Company(e)                             5.875         7/15/2016         6,135,996
   4,500,000   Plains All American Pipeline, LP/PAA
               Finance Corporation                                              7.750        10/15/2012         5,179,302
   1,500,000   Plains All American Pipeline, LP/PAA
               Finance Corporation                                              5.875         8/15/2016         1,532,943
   3,500,000   Premcor Refining Group, Inc.                                     6.125          5/1/2011         3,482,500
   4,000,000   Sempra Energy(b)                                                 6.000          2/1/2013         4,191,128
   2,250,000   Southern Natural Gas Company                                     8.875         3/15/2010         2,439,675
   1,500,000   TGT Pipeline, LLC                                                5.500          2/1/2017         1,492,095
   3,000,000   Transcontinental Gas Pipe Corporation(e)                         8.875         7/15/2012         3,517,500
   2,000,000   Valero Energy Corporation                                        4.750         6/15/2013         1,949,206
   3,000,000   XTO Energy, Inc.                                                 5.000         1/31/2015         2,936,052
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    88,169,010
=========================================================================================================================

Financials (12.5%)
-------------------------------------------------------------------------------------------------------------------------
   3,500,000   Barnett Capital I(b)                                             8.060         12/1/2026         3,792,334
   2,400,000   Capital One Financial Corporation(b)                             6.250        11/15/2013         2,537,095
   5,600,000   Capital One Financial Corporation(b,d)                           5.250         2/21/2017         5,338,945
  10,000,000   Commercial Mortgage Pass-Through
               Certificates(c,d)                                                2.910         4/15/2005        10,000,000
   3,000,000   Corestates Capital Trust I(e)                                    8.000        12/15/2026         3,255,414
   4,000,000   Countrywide Home Loans, Inc.(e)                                  4.000         3/22/2011         3,787,088
  10,000,000   CS First Boston Mortgage Securities
               Corporation(c,f)                                                 2.970         2/20/2020        10,000,000
  10,000,000   Equitable Life Assurance Society USA(e)                          6.950         12/1/2005        10,200,380
   6,000,000   General Electric Capital
               Corporation(b,c,e)                                               2.100          6/2/2005         5,892,000
   5,500,000   Goldman Sachs Group, Inc.                                        5.125         1/15/2015         5,369,727
   7,000,000   HSBC Capital Funding, LP(e,h)                                    9.547         6/30/2010         8,443,743
   2,000,000   ING Capital Funding Trust III                                    8.439        12/31/2010         2,341,696
   4,250,000   International Lease Finance Corporation(g)                       5.625          6/1/2007         4,361,154
   5,000,000   iStar Financial, Inc.(e)                                         5.125          4/1/2011         4,880,590
  25,472,243   Lehman Brothers, Inc.(b,e)                                       6.539         8/15/2008        26,272,071
   7,000,000   Montpelier Re Holdings, Ltd.                                     6.125         8/15/2013         7,148,442
   3,000,000   Morgan Stanley and Company                                       4.750          4/1/2014         2,856,357
   4,250,000   National City Bank                                               4.500         3/15/2010         4,205,808
   4,500,000   Skandinaviska Enskilda                                           5.471         3/23/2015         4,501,539
   1,500,000   Stingray Pass-Through Trust                                      5.902         1/12/2015         1,481,250
   5,500,000   Wachovia Bank NA                                                 4.875          2/1/2015         5,351,110
   6,000,000   Washington Mutual, Inc.                                          8.250          4/1/2010         6,806,262
   6,000,000   Wells Fargo Capital(e)                                           7.730         12/1/2026         6,543,360
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                               145,366,365
=========================================================================================================================

Foreign (1.2%)
-------------------------------------------------------------------------------------------------------------------------
     916,667   Pemex Finance, Ltd.                                              8.450         2/15/2007           951,436
   6,000,000   Pemex Finance, Ltd.(b)                                           9.030         2/15/2011         6,738,420
   4,000,000   United Mexican States(g)                                         9.875          2/1/2010         4,760,000
   1,500,000   United Mexican States(e)                                         6.375         1/16/2013         1,556,250
-------------------------------------------------------------------------------------------------------------------------
               Total Foreign                                                                                   14,006,106
=========================================================================================================================

Mortgage-Backed Securities (6.6%)
-------------------------------------------------------------------------------------------------------------------------
  23,500,000   Federal National Mortgage Association
               15-Yr. Conventional(f)                                           5.500          4/1/2020        23,940,625
  25,500,000   Federal National Mortgage Association
               30-Yr. Conventional(f)                                           5.500          4/1/2035        25,531,875
  26,500,000   Federal National Mortgage Association
               30-Yr. Conventional(f)                                           6.000          4/1/2035        27,079,688
-------------------------------------------------------------------------------------------------------------------------
               Total Mortgage-Backed Securities                                                                76,552,188
=========================================================================================================================

Technology (0.2%)
-------------------------------------------------------------------------------------------------------------------------
   2,500,000   Anixter International, Inc.(e)                                   5.950          3/1/2015         2,469,335
-------------------------------------------------------------------------------------------------------------------------
               Total Technology                                                                                 2,469,335
=========================================================================================================================

Transportation (3.0%)
-------------------------------------------------------------------------------------------------------------------------
   5,500,000   CNF, Inc.(e)                                                     8.875          5/1/2010         6,341,516
   2,000,000   FedEx Corporation(e)                                             3.500          4/1/2009         1,923,464
   4,172,986   FedEx Corporation                                                6.845         1/15/2019         4,512,041
   4,180,256   FedEx Corporation                                                6.720         1/15/2022         4,704,209
   3,500,000   MISC Capital, Ltd.                                               5.000          7/1/2009         3,506,881
   6,500,000   Southwest Airlines Company                                       5.496         11/1/2006         6,612,404
   5,000,000   Union Pacific Corporation(b)                                     4.875         1/15/2015         4,838,565
   2,944,730   United Air Lines, Inc. (i)                                       7.186          4/1/2011         2,758,329
-------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                            35,197,409
=========================================================================================================================

U.S. Government (14.3%)
-------------------------------------------------------------------------------------------------------------------------
  15,000,000   Federal Home Loan Mortgage
               Corporation(b,c,e)                                               2.925          6/9/2005        14,999,475
  17,780,000   U.S. Treasury Bonds(g)                                           6.125         8/15/2029        20,942,209
  24,278,880   U.S. Treasury Inflation Indexed Bonds(g)                         2.375         1/15/2025        26,115,140
   2,000,000   U.S. Treasury Notes(g)                                           1.500         7/31/2005         1,990,782
  39,250,000   U.S. Treasury Notes(g)                                           3.375         2/15/2008        38,661,256
  10,500,000   U.S. Treasury Notes(g)                                           3.250         8/15/2008        10,247,349
   7,000,000   U.S. Treasury Notes(g)                                           3.500        12/15/2009         6,799,569
   2,350,000   U.S. Treasury Notes(g)                                           4.000         3/15/2010         2,331,642
   6,700,000   U.S. Treasury Notes(g)                                           5.000         2/15/2011         6,958,841
  13,000,000   U.S. Treasury Notes(g)                                           4.250        11/15/2014        12,731,368
  38,000,000   U.S. Treasury Principal Strips                             Zero Coupon        11/15/2022        15,806,670
  12,750,000   U.S. Treasury Strips(g)                                    Zero Coupon         2/15/2013         8,961,146
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Government                                                                          166,545,447
=========================================================================================================================

Utilities (5.7%)
-------------------------------------------------------------------------------------------------------------------------
   2,500,000   Carolina Power & Light, Inc.(d)                                  5.150          4/1/2015         2,487,262
   3,000,000   Centerpoint Energy, Inc.                                         7.250          9/1/2010         3,279,885
   7,000,000   FirstEnergy Corporation(e)                                       6.450        11/15/2011         7,385,315
   8,500,000   MidAmerican Energy Holdings Company(b,e)                         7.630        10/15/2007         9,123,994
   2,250,000   NiSource Finance Corporation                                     7.875        11/15/2010         2,565,850
   2,500,000   Potomac Edison Company                                           5.350        11/15/2014         2,482,070
   1,117,488   Power Contract Financing, LLC                                    5.200          2/1/2006         1,126,417
   3,000,000   Power Contract Financing, LLC                                    6.256          2/1/2010         3,073,980
   4,480,958   Power Receivables Finance, LLC                                   6.290          1/1/2012         4,610,502
   7,000,000   PSEG Power LLC                                                   5.500         12/1/2015         7,040,950
   2,750,000   Public Service Company of New Mexico(e)                          4.400         9/15/2008         2,722,274
   3,750,000   TECO Energy, Inc.(b)                                             7.200          5/1/2011         3,951,562
   4,500,000   Texas Genco, LLC/Texas Genco Financing
               Corporation                                                      6.875        12/15/2014         4,511,250
   5,500,000   Texas-New Mexico Power Company(e)                                6.125          6/1/2008         5,624,536
   4,000,000   TXU Corporation                                                  4.800        11/15/2009         3,875,080
   2,500,000   Westar Energy, Inc.                                              5.150          1/1/2017         2,446,815
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 66,307,742
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost
               $999,755,449)                                                                                1,000,345,987
=========================================================================================================================

   Contracts   Put Options on U.S. Treasury Bond Futures(j)            Exercise Price   Expiration Date             Value
-------------------------------------------------------------------------------------------------------------------------
         146   U.S. Treasury Bond Futures                                        $109         4/22/2005           $36,500
-------------------------------------------------------------------------------------------------------------------------
               Total Put Options on U.S. Treasury Bond
               Futures (cost $52,907)                                                                              36,500
=========================================================================================================================

      Shares   Collateral Held for Securities Loaned (10.8%)         Interest Rate(k)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
 125,845,444   Thrivent Financial Securities Lending
               Trust                                                            2.740%              N/A      $125,845,444
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $125,845,444)                                                                     125,845,444
=========================================================================================================================

   Shares or
   Principal
      Amount   Short-Term Investments (3.3%)                         Interest Rate(k)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
 $10,000,000   Delaware Funding Corporation(b)                                  2.770%        4/15/2005        $9,989,228
  10,000,000   Kitty Hawk Funding Corporation                                   2.810         4/18/2005         9,986,967
  10,000,000   Nestle Capital Corporation(b)                                    2.730         4/12/2005         9,991,658
   8,327,469   Thrivent Money Market Portfolio                                  2.310               N/A         8,327,469
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized
               cost)                                                                                           38,295,322
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $1,163,949,122)                                                     $1,164,523,253
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Earmarked as collateral for long settling trades.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d) At March 31, 2005, all or a portion of the denoted securities, valued at $55,396,785, were pledged as the initial margin deposit or earmarked as collateral to cover put options purchased or call options written:


                                       Number of      Exercise        Expiration                             Unrealized
Call Options Written                   Contracts        Price            Date                  Value            Gain
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond Futures 20 yr.        288              $113           April 2005              $0              $89,280

(e) At March 31, 2005, all or a portion of the denoted securities, valued at
    $236,995,245, were pledged as the initial margin deposit or earmarked as collateral to cover open financial futures contracts as follows:


                                                                                                     Notional
                                      Number of      Expiration                                      Principal      Unrealized
Type                                  Contracts         Date        Position      Value               Amount        Gain/(Loss)
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond Futures 10 yr.        1,550       June 2005        Short      $(169,361,727)    $(170,207,15        $845,432
U.S. Treasury Bond Futures 30 yr.          595       June 2005        Long          66,268,126        66,664,09        (395,972)

(f) Denotes investments purchased on a
    when-issued basis.

(g) All or a portion of the security is on loan.

(h) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(i) In bankruptcy.

(j) The market value of the denoted categories of investments represents less than 0.1% of the total investments of the Thrivent
    Income Portfolio.

(k) The interest rate shown reflects the yieldor, for securities purchased at a discount, the discount rate at the date of purchase.

At March 31, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments, based on cost for federal income tax purposes, were $7,843,386 and $(7,269,255), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.




Thrivent Series Fund, Inc.
Notes to Schedules of Investments
March 31, 2005 (unaudited)


SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield Portfolio and High Yield Portfolio II invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Bond Index Portfolio

Schedule of Investments

As of March 31, 2005
(unaudited)




Bond Index Portfolio
Schedule of Investments as of March 31, 2005 (unaudited)(a)

   Principal
      Amount   Long-Term Fixed Income (66.6%)                           Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities (1.9%)
-------------------------------------------------------------------------------------------------------------------------
  $1,000,000   Chase Funding Mortgage Loan Asset Backed
               Certificates(b)                                                  2.734%        9/25/2024          $989,782
   2,500,000   GMAC Mortgage Corporation Loan Trust(c)                          2.940         4/25/2005         2,498,500
     450,000   GMAC Mortgage Corporation Loan Trust(c)                          2.980         4/25/2005           450,873
      72,011   Green Tree Financial Corporation                                 6.330         11/1/2029            73,830
     725,000   Honda Auto Receivables Owner Trust(b)                            3.820         5/21/2010           712,622
     700,000   Massachusetts RRB Special Purpose Trust(b)                       3.780         9/15/2010           691,986
     450,000   MBNA Credit Card Master Note Trust(c)                            2.920         4/15/2005           450,856
     250,000   PECO Energy Transition Trust(b)                                  6.050          3/1/2009           256,371
   2,000,000   Structured Asset Investment Loan Trust(c)                        2.930         4/25/2005         2,000,000
     112,150   Vanderbilt Mortgage Finance Corporation                          7.820         11/7/2017           113,720
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed Securities                                                                    8,238,540
=========================================================================================================================

Basic Materials (0.5%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   Alcan, Inc.                                                      5.200         1/15/2014           503,462
     300,000   Codelco, Inc.                                                    6.375        11/30/2012           321,293
     350,000   Dow Chemical Company(b)                                          5.750        11/15/2009           365,057
     650,000   International Paper Company(b)                                   5.850        10/30/2012           677,401
     300,000   Potash Corporation of Saskatchewan,
               Inc.(b)                                                          7.750         5/31/2011           344,128
-------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                            2,211,341
=========================================================================================================================

Capital Goods (1.4%)
-------------------------------------------------------------------------------------------------------------------------
     975,000   Boeing Capital Corporation(d)                                    6.100          3/1/2011         1,037,571
     275,000   Caterpillar, Inc.(b)                                             4.500         6/15/2009           273,117
   1,400,000   General Electric Company(b)                                      5.000          2/1/2013         1,397,966
     250,000   Hanson plc(b)                                                    6.750         9/15/2005           253,509
     225,000   Hutchison Whampoa International, Ltd.(b)                         5.450        11/24/2010           227,965
     250,000   Hutchison Whampoa International, Ltd.                            6.250         1/24/2014           259,984
     350,000   John Deere Capital Corporation(b)                                7.000         3/15/2012           393,039
     525,000   Lockheed Martin Corporation(b,d)                                 8.200         12/1/2009           601,274
     200,000   Northrop Grumman Corporation                                     7.125         2/15/2011           223,037
     450,000   Raytheon Company                                                 5.500        11/15/2012           464,776
     500,000   Textron, Inc.                                                    4.500          8/1/2010           493,154
     500,000   Tyco International Group SA                                      6.375        10/15/2011           533,775
-------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                              6,159,167
=========================================================================================================================

Commercial Mortgage-Backed Securities (2.6%)
-------------------------------------------------------------------------------------------------------------------------
     700,000   Banc of America Commercial Mortgage,
               Inc.(b)                                                          5.118         7/11/2043           708,484
     400,000   Bear Stearns Commercial Mortgage
               Securities, Inc.                                                 3.869         2/11/2041           387,791
   1,000,000   Credit Suisse First Boston Mortgage
               Securities Corporation(b)                                        3.861         3/15/2036           981,698
     500,000   Credit Suisse First Boston Mortgage
               Securities Corporation                                           4.829        11/15/2037           489,958
     250,000   Credit Suisse First Boston Mortgage
               Securities Corporation                                           2.843         5/15/2038           238,471
     600,000   General Electric Commercial Mortgage
               Corporation(b)                                                   4.641         9/10/2013           589,634
     400,000   GMAC Commercial Mortgage Securities, Inc.                        6.175         5/15/2033           421,588
     500,000   GMAC Commercial Mortgage Securities, Inc.                        4.547        12/10/2041           490,308
   1,000,000   Greenwich Capital Commercial Funding
               Corporation(b)                                                   5.317         6/10/2036         1,017,379
     500,000   J.P. Morgan Chase Comercial Mortgage
               Securities Corporation                                           4.654         1/12/2037           490,927
     473,616   J.P. Morgan Chase Commercial Mortgage
               Securities Corporation(b,c)                                      3.150         4/14/2005           473,686
   1,000,000   LB-UBS Commercial Mortgage Trust(b)                              3.086         5/15/2027           960,043
     700,000   LB-UBS Commercial Mortgage Trust                                 4.786        10/15/2029           683,175
     203,234   Morgan Stanley Capital I, Inc.                                   6.120         3/15/2031           207,196
     421,369   Nationslink Funding Corporation                                  6.316         1/20/2031           442,180
   2,500,000   Wachovia Bank Commercial Mortgage
               Trust(c,e)                                                       2.910         4/15/2005         2,500,391
-------------------------------------------------------------------------------------------------------------------------
               Total Commercial Mortgage-Backed
               Securities                                                                                      11,082,909
=========================================================================================================================

Communications Services (1.7%)
-------------------------------------------------------------------------------------------------------------------------
     700,000   AT&T Wireless Services, Inc.(b)                                  7.875          3/1/2011           796,175
     200,000   British Telecom plc(b)                                           8.375        12/15/2010           232,360
     400,000   Cingular Wireless, Inc.                                          6.500        12/15/2011           430,761
     225,000   Comcast Corporation                                              5.500         3/15/2011           229,142
     500,000   Cox Communications, Inc.                                         7.750         11/1/2010           555,328
     200,000   Deutsche Telekom International Finance
               BV(f)                                                            8.500         6/15/2010           230,016
     500,000   Deutsche Telekom International Finance
               BV(b)                                                            5.250         7/22/2013           501,426
     200,000   France Telecom SA                                                9.250          3/1/2011           228,847
     400,000   SBC Communications, Inc.                                         5.875          2/1/2012           417,032
     600,000   Sprint Capital Corporation(b)                                    7.625         1/30/2011           667,867
     550,000   Sprint Capital Corporation                                       6.900          5/1/2019           595,687
     425,000   Tele-Communications, Inc. (TCI Group)(b)                         7.875          8/1/2013           495,751
     600,000   Telecom Italia Capital SA                                        5.250        11/15/2013           592,775
   1,000,000   Verizon Global Funding Corporation                               7.375          9/1/2012         1,134,441
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                    7,107,608
=========================================================================================================================

Consumer Cyclical (1.8%)
-------------------------------------------------------------------------------------------------------------------------
     750,000   AOL Time Warner, Inc.(b)                                         6.875          5/1/2012           819,063
   1,000,000   DaimlerChrysler North American Holdings
               Corporation                                                      4.750         1/15/2008           995,265
     750,000   Ford Motor Credit Company(b)                                     5.800         1/12/2009           716,307
   1,300,000   Ford Motor Credit Company(b)                                     7.250        10/25/2011         1,282,875
   1,875,000   General Motors Acceptance Corporation                            5.625         5/15/2009         1,710,512
     910,000   Target Corporation(b)                                            6.350         1/15/2011           982,669
     525,000   Toyota Motor Credit Corporation(b)                               2.875          8/1/2008           502,062
     500,000   Wal-Mart Stores, Inc.(b)                                         7.550         2/15/2030           643,904
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                          7,652,657
=========================================================================================================================

Consumer Non-Cyclical (1.3%)
-------------------------------------------------------------------------------------------------------------------------
     650,000   Bunge Limited Finance Corporation(b)                             7.800        10/15/2012           752,539
     475,000   Coca-Cola HBC Finance BV                                         5.125         9/17/2013           477,088
     650,000   ConAgra Foods, Inc.(b)                                           6.000         9/15/2006           666,041
     750,000   General Mills, Inc.                                              6.000         2/15/2012           797,520
     300,000   GlaxoSmithKline Capital, Inc.(b)                                 5.375         4/15/2034           295,872
     250,000   Kimberly-Clark Corporation                                       6.375          1/1/2028           282,383
     650,000   Kraft Foods, Inc.                                                6.250          6/1/2012           698,766
     500,000   Kroger Company(b)                                                4.950         1/15/2015           480,078
     475,000   Safeway, Inc.(b)                                                 4.125         11/1/2008           460,786
     500,000   WellPoint, Inc.                                                  5.000        12/15/2014           490,554
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                      5,401,627
=========================================================================================================================

Energy (0.9%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   Anadarko Finance Company(b)                                      6.750          5/1/2011           550,348
     500,000   Burlington Resources, Inc.(b)                                    6.500         12/1/2011           546,305
     250,000   Columbia Energy Group(b)                                         7.320        11/28/2010           255,287
     850,000   ConocoPhillips(b)                                                4.750        10/15/2012           844,560
     500,000   Consolidated Natural Gas Company                                 6.850         4/15/2011           551,827
     650,000   Union Oil Company of California(b)                               5.050         10/1/2012           653,989
     500,000   Valero Energy Corporation                                        4.750         6/15/2013           487,302
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     3,889,618
=========================================================================================================================

Financials (6.4%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   AIG SunAmerica Global Financing VI                               6.300         5/10/2011           537,167
     500,000   Allstate Corporation                                             5.000         8/15/2014           490,593
     250,000   Associates Corporation of North America(b)                       6.250         11/1/2008           264,792
   1,075,000   Bank of America Corporation                                      3.875         1/15/2008         1,061,140
     650,000   Bank of America Corporation(d)                                   4.750         8/15/2013           637,663
     425,000   Bank One Corporation                                             5.900        11/15/2011           445,972
     600,000   BB&T Corporation(b)                                              6.500          8/1/2011           654,748
     725,000   CIT Group, Inc.(b)                                               4.750        12/15/2010           718,701
     450,000   Citigroup, Inc.                                                  3.500          2/1/2008           439,396
     590,000   Citigroup, Inc.                                                  5.000         9/15/2014           579,248
   2,500,000   Commercial Mortgage Pass-Through
               Certificates(b,c)                                                2.910         4/15/2005         2,500,000
     900,000   Countrywide Home Loans, Inc.(b)                                  4.000         3/22/2011           852,095
     725,000   Credit Suisse First Boston USA, Inc.(b)                          3.875         1/15/2009           705,352
   2,500,000   CS First Boston Mortgage Securities
               Corporation(c,e)                                                 2.970         2/20/2020         2,500,000
     475,000   EOP Operating, LP(b)                                             4.750         3/15/2014           445,430
     950,000   Goldman Sachs Group, Inc.(b)                                     6.600         1/15/2012         1,028,035
     500,000   Household Finance Corporation                                    4.750         5/15/2009           500,656
     650,000   Household Finance Corporation                                    6.375        11/27/2012           702,799
     850,000   International Lease Finance Corporation                          5.875          5/1/2013           876,037
   1,225,000   J.P. Morgan Chase & Company(b)                                   4.500        11/15/2010         1,206,234
     775,000   Lehman Brothers Holdings, Inc.                                   3.950        11/10/2009           747,095
     475,000   Merrill Lynch & Company, Inc.                                    5.000          2/3/2014           465,348
     500,000   MetLife, Inc.                                                    6.125         12/1/2011           532,800
   1,856,000   Morgan Stanley and Company                                       5.878          3/1/2007         1,890,039
     567,000   Morgan Stanley and Company                                       7.700          3/1/2032           673,290
   1,250,000   Morgan Stanley Dean Witter & Company(b)                          6.750         4/15/2011         1,362,402
     300,000   PNC Funding Corporation(b)                                       6.875         7/15/2007           316,482
     600,000   ProLogis Trust(b)                                                5.500          3/1/2013           601,636
   1,000,000   RBS Capital Trust I(f)                                           4.709          7/1/2013           965,672
     500,000   Student Loan Marketing Corporation                               4.000         1/15/2010           485,014
     475,000   Union Planters Corporation                                       4.375         12/1/2010           461,925
     500,000   Wachovia Bank NA                                                 4.875          2/1/2015           486,464
     500,000   Washington Mutual Bank FA                                        5.500         1/15/2013           510,251
   1,000,000   Wells Fargo & Company(b)                                         4.200         1/15/2010           977,773
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                27,622,249
=========================================================================================================================

Foreign (1.4%)
-------------------------------------------------------------------------------------------------------------------------
     250,000   African Development Bank(b)                                      6.875        10/15/2015           284,356
     350,000   Canadian Government(b)                                           5.250         11/5/2008           362,024
     650,000   European Investment Bank(d)                                      3.000         6/16/2008           628,776
     475,000   Export-Import Bank of Korea(b)                                   4.125         2/10/2009           462,598
     350,000   Inter-American Development Bank                                  5.375        11/18/2008           363,436
     750,000   International Bank for Reconstruction and
               Development                                                      5.000         3/28/2006           760,118
     250,000   Province of Nova Scotia                                          7.250         7/27/2013           291,996
     250,000   Province of Ontario                                              6.000         2/21/2006           254,839
     400,000   Province of Quebec(d)                                            4.875          5/5/2014           397,060
     300,000   Province of Quebec                                               7.500         7/15/2023           378,016
     500,000   Republic of Italy                                                6.000         2/22/2011           535,786
     200,000   Republic of Italy(d)                                             4.375         6/15/2013           195,663
   1,175,000   United Mexican States(b)                                         7.500         1/14/2012         1,297,200
-------------------------------------------------------------------------------------------------------------------------
               Total Foreign                                                                                    6,211,868
=========================================================================================================================

Mortgage-Backed Securities (22.2%)
-------------------------------------------------------------------------------------------------------------------------
      21,161   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         7.500         12/1/2009            22,112
      19,459   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         7.000          1/1/2011            20,387
      19,135   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         6.500         10/1/2012            20,018
      18,465   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         6.500          1/1/2013            19,319
      31,268   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         6.000          9/1/2013            32,325
     103,582   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         5.500          3/1/2014           105,874
      74,749   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         6.000          4/1/2014            77,275
      23,052   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         7.000         10/1/2014            24,224
     183,752   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         7.500          1/1/2015           193,597
      41,474   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         6.500          3/1/2016            43,380
      91,471   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         6.000          9/1/2016            94,521
     207,291   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         6.500         10/1/2016           216,839
     577,007   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         7.000          6/1/2017           606,256
     785,506   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         6.000          7/1/2017           811,738
   1,129,651   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         5.500         12/1/2017         1,153,890
   9,000,000   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Conventional(e)                                      5.000          4/1/2035         8,803,125
  12,800,000   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Conventional(e)                                      6.000          4/1/2035        13,096,000
      64,471   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.000          6/1/2016            66,621
      13,623   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.500          4/1/2024            14,215
      16,873   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.000          5/1/2024            17,859
       6,311   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.500          8/1/2025             6,784
      23,619   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         8.500         11/1/2025            25,783
       6,442   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         8.000          1/1/2026             6,949
         707   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.000          6/1/2026               748
      10,804   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.000          4/1/2027            11,401
      78,285   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         8.000          5/1/2027            84,442
      11,103   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.500          7/1/2027            11,933
      22,028   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.000          8/1/2027            23,245
      10,028   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.500         10/1/2027            10,772
      13,129   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.000          5/1/2028            13,847
      44,816   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.000          8/1/2028            46,022
      34,815   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.500         10/1/2028            36,260
      25,428   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.500          2/1/2029            26,483
      62,684   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.000          3/1/2029            64,336
      11,699   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.000          7/1/2029            12,336
      39,893   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.500         10/1/2029            42,747
      24,913   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.500         11/1/2029            26,695
      47,899   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.500          5/1/2031            49,795
     141,514   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.000          6/1/2031           145,027
      72,255   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.000          6/1/2031            76,146
     153,199   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.000          7/1/2031           157,003
      38,816   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.000          9/1/2031            40,906
      97,807   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.500         10/1/2031           101,677
     679,780   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.000          1/1/2032           696,657
     107,521   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.000          5/1/2032           113,277
     758,534   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.500          7/1/2032           788,344
     484,094   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.000          8/1/2032           510,010
     527,376   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.500         10/1/2032           548,101
     911,552   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         6.000         11/1/2032           934,160
   7,900,000   Federal National Mortgage Association
               15-Yr. Conventional(e)                                           4.500          4/1/2020         7,722,250
  14,000,000   Federal National Mortgage Association
               15-Yr. Conventional(e)                                           5.000          4/1/2020        13,986,872
  32,000,000   Federal National Mortgage Association
               30-Yr. Conventional(e)                                           5.500          4/1/2035        32,040,000
      16,518   Federal National Mortgage
               Association 30-Yr. Pass Through                                  6.500          5/1/2026            17,226
      10,641   Federal National Mortgage Association
               30-Yr. Pass Through                                              8.000          9/1/2026            11,466
   1,012,803   Federal National Mortgage Association
               30-Yr. Pass Through(b)                                           6.500         12/1/2032         1,053,005
       8,995   Federal National Mortgage Association
               Conventional 15-Yr. Pass Through                                 6.000          4/1/2011             9,279
      12,039   Federal National Mortgage Association
               Conventional 15-Yr. Pass Through                                 7.500          7/1/2011            12,704
      10,909   Federal National Mortgage Association
               Conventional 15-Yr. Pass Through                                 8.000          7/1/2012            11,544
      17,778   Federal National Mortgage Association
               Conventional 15-Yr. Pass Through                                 6.500         12/1/2012            18,572
      39,053   Federal National Mortgage Association
               Conventional 15-Yr. Pass Through                                 6.500          6/1/2013            40,804
      61,873   Federal National Mortgage Association
               Conventional 15-Yr. Pass Through                                 6.000         12/1/2013            63,954
      11,671   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                10.500          8/1/2020            13,186
      14,358   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 8.000         12/1/2024            15,508
      19,264   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.000         10/1/2025            20,401
      67,358   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.500         11/1/2025            70,313
       6,082   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 8.500         12/1/2025             6,637
      20,520   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.500          1/1/2026            22,040
      14,733   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.000          2/1/2026            15,594
      16,291   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.500          2/1/2027            17,493
       6,034   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.000          3/1/2027             6,387
      17,525   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.500          8/1/2027            18,267
       5,276   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.500         11/1/2027             5,663
      19,332   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 9.000         11/1/2027            21,296
       4,614   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.000          1/1/2028             4,874
     161,927   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.500          2/1/2028           173,787
      26,009   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.000          5/1/2028            26,673
      15,943   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.500          9/1/2028            16,609
      34,125   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.000         10/1/2028            36,033
     101,855   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.500         11/1/2028           109,371
     112,067   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.000         12/1/2028           114,925
      20,117   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.000         12/1/2028            21,242
      27,302   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.500          2/1/2029            28,443
      89,982   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.000          3/1/2029            92,276
      39,367   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.000          3/1/2029            41,556
     116,073   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.500          4/1/2029           120,854
      19,435   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.500          8/1/2029            20,236
      36,576   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.500          8/1/2029            39,161
      46,740   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.000         10/1/2029            49,339
      30,301   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.500         12/1/2029            32,443
      21,694   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 8.000          4/1/2030            23,356
      11,301   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.500         12/1/2030            12,093
     200,621   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.000          5/1/2031           205,327
     418,405   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.500          4/1/2032           435,013
     368,754   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.500          5/1/2032           383,391
     215,069   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 7.000          5/1/2032           226,840
   1,529,101   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.500          7/1/2032         1,589,797
     503,252   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.500          8/1/2032           523,228
      21,271   Government National Mortgage
               Association 15-Yr. Pass Through                                  6.500         6/15/2009            22,081
      50,433   Government National Mortgage
               Association 15-Yr. Pass Through                                  7.000         9/15/2013            53,336
       6,471   Government National Mortgage
               Association 30-Yr. Pass Through                                  7.500         3/15/2023             6,986
      14,165   Government National Mortgage
               Association 30-Yr. Pass Through                                  7.000         1/15/2024            15,044
       8,209   Government National Mortgage
               Association 30-Yr. Pass Through                                  9.000         9/15/2024             9,051
      10,400   Government National Mortgage
               Association 30-Yr. Pass Through                                  8.000         6/15/2025            11,220
      42,856   Government National Mortgage
               Association 30-Yr. Pass Through                                  8.000         7/15/2026            46,230
       4,273   Government National Mortgage
               Association 30-Yr. Pass Through                                  8.000         9/15/2026             4,610
      10,580   Government National Mortgage
               Association 30-Yr. Pass Through                                  8.000        10/15/2026            11,413
      26,180   Government National Mortgage
               Association 30-Yr. Pass Through                                  7.500         3/15/2027            28,129
       8,988   Government National Mortgage
               Association 30-Yr. Pass Through                                  7.500        10/15/2027             9,657
      54,657   Government National Mortgage
               Association 30-Yr. Pass Through                                  7.000        11/15/2027            57,900
      25,255   Government National Mortgage
               Association 30-Yr. Pass Through                                  7.000         1/15/2028            26,742
       5,860   Government National Mortgage
               Association 30-Yr. Pass Through                                  8.000         4/15/2028             6,319
      29,032   Government National Mortgage
               Association 30-Yr. Pass Through                                  6.500         7/15/2028            30,392
      30,260   Government National Mortgage
               Association 30-Yr. Pass Through                                  7.000         8/15/2028            32,042
      54,246   Government National Mortgage
               Association 30-Yr. Pass Through                                  7.500        11/15/2028            58,239
      23,378   Government National Mortgage
               Association 30-Yr. Pass Through                                  6.500        12/15/2028            24,473
      99,049   Government National Mortgage
               Association 30-Yr. Pass Through                                  6.500         3/15/2029           103,624
      42,919   Government National Mortgage
               Association 30-Yr. Pass Through                                  6.500         4/15/2029            44,901
      32,211   Government National Mortgage
               Association 30-Yr. Pass Through                                  8.000        10/15/2030            34,729
      44,877   Government National Mortgage
               Association 30-Yr. Pass Through                                  7.500         1/15/2031            48,128
      18,199   Government National Mortgage
               Association 30-Yr. Pass Through                                  7.000         4/15/2031            19,242
      97,040   Government National Mortgage
               Association 30-Yr. Pass Through                                  6.500         6/15/2031           101,477
      83,148   Government National Mortgage
               Association 30-Yr. Pass Through                                  6.500         7/15/2031            86,950
     122,091   Government National Mortgage
               Association 30-Yr. Pass Through                                  7.000         9/15/2031           129,089
     688,281   Government National Mortgage
               Association 30-Yr. Pass Through                                  6.500         1/15/2032           719,758
     138,221   Government National Mortgage
               Association 30-Yr. Pass Through                                  6.500         4/15/2032           144,542
     761,214   Government National Mortgage
               Association 30-Yr. Pass Through                                  6.500         7/15/2032           796,026
   3,350,000   Government National Mortgage
               Association 30-Yr. Pass Through(e)                               6.500          4/1/2035         3,496,562
-------------------------------------------------------------------------------------------------------------------------
               Total Mortgage-Backed Securities                                                                95,777,681
=========================================================================================================================

Technology (0.1%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   International Business Machines
               Corporation                                                      4.250         9/15/2009           495,400
-------------------------------------------------------------------------------------------------------------------------
               Total Technology                                                                                   495,400
=========================================================================================================================

Transportation (0.4%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   CSX Corporation                                                  5.500          8/1/2013           509,650
     475,000   FedEx Corporation(b)                                             3.500          4/1/2009           456,823
     500,000   Union Pacific Corporation(b)                                     7.000          2/1/2016           565,630
-------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                             1,532,103
=========================================================================================================================

U.S. Government (23.2%)
-------------------------------------------------------------------------------------------------------------------------
     250,000   Federal Home Loan Bank                                           6.500        11/29/2005           254,945
     600,000   Federal Home Loan Bank(d)                                        5.250         8/15/2006           611,096
     500,000   Federal Home Loan Bank                                           6.625         8/27/2007           528,954
   2,000,000   Federal Home Loan Bank(b)                                        3.375         2/15/2008         1,955,434
     500,000   Federal Home Loan Bank                                           2.750         3/14/2008           480,717
     700,000   Federal Home Loan Bank(b)                                        5.925          4/9/2008           735,064
     500,000   Federal Home Loan Bank                                           4.500        11/15/2012           495,842
     850,000   Federal Home Loan Bank(d)                                        4.500         9/16/2013           836,250
   4,300,000   Federal Home Loan Mortgage Corporation(d)                        2.875        12/15/2006         4,226,702
     500,000   Federal Home Loan Mortgage Corporation                           7.100         4/10/2007           530,004
   1,000,000   Federal Home Loan Mortgage Corporation(d)                        3.500         9/15/2007           987,902
   2,150,000   Federal Home Loan Mortgage Corporation(d)                        5.750         4/15/2008         2,244,207
   1,050,000   Federal Home Loan Mortgage Corporation                           6.000         6/15/2011         1,126,232
   1,750,000   Federal Home Loan Mortgage Corporation                           5.125         7/15/2012         1,792,663
   1,000,000   Federal Home Loan Mortgage Corporation(d)                        4.500         1/15/2013           983,196
   3,700,000   Federal National Mortgage Association(b)                         5.500         2/15/2006         3,757,661
   1,000,000   Federal National Mortgage Association(d)                         4.250         7/15/2007         1,003,333
   3,100,000   Federal National Mortgage Association(d)                         3.250         1/15/2008         3,022,776
   1,500,000   Federal National Mortgage Association                            5.250         1/15/2009         1,545,994
   1,000,000   Federal National Mortgage Association(d)                         6.250          2/1/2011         1,068,534
   2,000,000   Federal National Mortgage Association                            6.125         3/15/2012         2,164,106
     500,000   Federal National Mortgage Association                            5.960         9/11/2028           550,405
     100,000   Federal National Mortgage Association                            6.250         5/15/2029           114,633
     425,000   Pemex Project Funding Master Trust(b)                            9.125        10/13/2010           490,875
     200,000   Resolution Funding Corporation(b)                                8.125        10/15/2019           263,761
     250,000   Tennessee Valley Authority(b)                                    6.000         3/15/2013           271,401
   1,800,000   U.S. Treasury Bonds                                              7.500        11/15/2016         2,256,750
     350,000   U.S. Treasury Bonds(d)                                           8.750         5/15/2017           480,936
     400,000   U.S. Treasury Bonds(d)                                           8.875         2/15/2019           566,125
     475,000   U.S. Treasury Bonds(d)                                           8.125         8/15/2019           639,042
     250,000   U.S. Treasury Bonds(d)                                           8.125         8/15/2021           342,344
     290,000   U.S. Treasury Bonds                                              7.625        11/15/2022           384,103
   1,000,000   U.S. Treasury Bonds(d)                                           6.250         8/15/2023         1,164,336
     260,000   U.S. Treasury Bonds                                              7.500        11/15/2024           345,455
     350,000   U.S. Treasury Bonds(d)                                           6.875         8/15/2025           439,236
     465,000   U.S. Treasury Bonds(d)                                           6.625         2/15/2027           572,967
     500,000   U.S. Treasury Bonds(d)                                           6.375         8/15/2027           600,722
   1,000,000   U.S. Treasury Bonds(d)                                           5.500         8/15/2028         1,086,328
  10,025,000   U.S. Treasury Bonds(d)                                           5.250        11/15/2028        10,543,092
   1,500,000   U.S. Treasury Bonds(d)                                           5.250         2/15/2029         1,579,512
   3,800,000   U.S. Treasury Bonds(d)                                           6.125         8/15/2029         4,475,838
     700,000   U.S. Treasury Notes                                              5.875        11/15/2005           711,211
     500,000   U.S. Treasury Notes(d)                                           5.625         2/15/2006           509,785
   5,000,000   U.S. Treasury Notes(d)                                           2.000         5/15/2006         4,917,190
   3,800,000   U.S. Treasury Notes(d)                                           7.000         7/15/2006         3,960,611
   7,200,000   U.S. Treasury Notes(d)                                           2.750         7/31/2006         7,119,281
   2,050,000   U.S. Treasury Notes(d)                                           6.500        10/15/2006         2,135,604
   5,425,000   U.S. Treasury Notes(d)                                           3.500        11/15/2006         5,408,047
  12,150,000   U.S. Treasury Notes(d)                                           4.375         5/15/2007        12,285,740
     450,000   U.S. Treasury Notes(d)                                           6.125         8/15/2007           473,080
     250,000   U.S. Treasury Notes(d)                                           3.375         2/15/2008           246,250
     350,000   U.S. Treasury Notes(d)                                           5.500         2/15/2008           364,916
     200,000   U.S. Treasury Notes(d)                                           5.500         5/15/2009           210,688
   3,350,000   U.S. Treasury Notes(d)                                           6.000         8/15/2009         3,599,940
     375,000   U.S. Treasury Notes(d)                                           4.250         8/15/2013           369,800
     250,000   U.S. Treasury Notes(d)                                           4.750         5/15/2014           254,688
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Government                                                                          100,086,304
=========================================================================================================================

Utilities (0.8%)
-------------------------------------------------------------------------------------------------------------------------
     268,000   Alliant Energy Resources, Inc.                                   7.375         11/9/2009           296,600
     400,000   CenterPoint Energy Houston Electric,
               LLC(b)                                                           5.600          7/1/2023           399,237
     475,000   Duke Capital Corporation                                         7.500         10/1/2009           523,311
     475,000   FirstEnergy Corporation                                          6.450        11/15/2011           501,146
     400,000   Niagara Mohawk Power Corporation(b)                              7.750         10/1/2008           441,799
     375,000   Oncor Electric Delivery Company                                  6.375         1/15/2015           404,050
     600,000   Public Service Company of Colorado                               7.875         10/1/2012           708,872
     225,000   Southern California Edison Company                               5.000         1/15/2014           222,999
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  3,498,014
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost
               $287,794,648)                                                                                  286,967,086
=========================================================================================================================

      Shares   Collateral Held for Securities Loaned (16.2%)         Interest Rate(g)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  69,642,424   Thrivent Financial Securities Lending
               Trust                                                            2.740%              N/A       $69,642,424
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $69,642,424)                                                                       69,642,424
=========================================================================================================================

   Shares or
   Principal
      Amount   Short-Term Investments (17.2%)                        Interest Rate(g)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $6,442,000   Chariot Funding, LLC(b)                                          2.680%         4/4/2005        $6,440,561
   7,000,000   Delaware Funding Corporation(b)                                  2.650          4/6/2005         6,997,424
  12,050,000   Edison Asset Securitization, LLC                                 2.830          4/1/2005        12,050,000
   7,000,000   Falcon Asset Securitization Corporation                          2.640          4/1/2005         7,000,000
   6,500,000   Federal Home Loan Mortgage Corporation(b)                        2.732         4/13/2005         6,494,172
   6,000,000   Federal Home Loan Mortgage Corporation(b)                        2.765         4/26/2005         5,988,667
   7,000,000   Kitty Hawk Funding Corporation(b)                                2.810         4/18/2005         6,990,811
   6,500,000   Old Line Funding Corporation(b)                                  2.750         4/25/2005         6,488,083
   9,215,110   Thrivent Money Market Portfolio                                  2.310               N/A         9,215,110
   6,500,000   USAA Capital Corporation(b)                                      2.780          4/5/2005         6,497,992
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized
               cost)                                                                                           74,162,820
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $431,599,892)                                                         $430,772,330
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Earmarked as collateral for long settling trades.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d) All or a portion of the security is on loan.

(e) Denotes investments purchased on a
    when-issued basis.

(f) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(g) The interest rate shown reflects the yieldor, for securities purchased at a discount, the discount rate at the date of purchase.

At March 31, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments, based on cost for federal income tax purposes, were $2,984,283 and $(3,811,845), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.




Thrivent Series Fund, Inc.
Notes to Schedules of Investments
March 31, 2005 (unaudited)


SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield Portfolio and High Yield Portfolio II invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Limited Maturity Bond Portfolio

Schedule of Investments

As of March 31, 2005
(unaudited)




Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2005 (unaudited)(a)

   Principal
      Amount   Long-Term Fixed Income (73.8%)                           Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities (16.2%)
-------------------------------------------------------------------------------------------------------------------------
  $1,500,000   American Express Credit Account Master
               Trust(b,c)                                                       2.930%        4/15/2005        $1,502,091
   3,000,000   Americredit Automobile Receivables
               Trust(d)                                                         3.430          7/6/2011         2,900,943
   3,000,000   ARG Funding Corporation(b,e)                                     4.290         4/20/2010         2,942,695
   1,500,000   Bank One Issuance Trust(b,c)                                     2.860         4/15/2005         1,500,495
     136,420   Capital Auto Receivables Asset Trust(b,c)                        2.900         4/15/2005           136,427
   3,000,000   Capital Auto Receivables Asset Trust(b)                          3.350         2/15/2008         2,961,375
   3,000,000   Chase Funding Mortgage Loan Asset Backed
               Certificates(b)                                                  2.734         9/25/2024         2,969,346
     500,000   Citibank Credit Card Master Trust I                              6.100         5/15/2008           511,955
   3,000,000   Countrywide Asset-Backed Certificates(d)                         3.683         8/25/2024         2,958,153
   4,000,000   Countrywide Asset-Backed Certificates(b)                         3.903         1/25/2031         3,944,852
     500,000   CPL Transition Funding, LLC(b)                                   5.010         1/15/2010           505,418
   3,000,000   Credit Based Asset Servicing and
               Securitization(d)                                                3.887        10/25/2034         2,952,273
   1,500,000   DaimlerChrysler Master Owner Trust(c)                            2.860         4/15/2005         1,500,495
      69,915   Federal Home Loan Mortgage Corporation                           3.158        12/27/2029            69,758
   1,000,000   First National Master Note Trust(c)                              2.910         4/15/2005         1,000,837
   1,500,000   Ford Credit Floorplan Master Owner
               Trust(c)                                                         2.950         4/15/2005         1,502,478
   3,000,000   GMAC Mortgage Corporation Loan Trust(c,e)                        2.940         4/25/2005         2,998,200
   1,500,000   GMAC Mortgage Corporation Loan Trust(b,c)                        2.980         4/25/2005         1,502,910
   3,000,000   Harley Davidson Motorcycle Trust(b,d)                            3.200         5/15/2012         2,926,713
   3,000,000   Honda Auto Receivables Owner Trust(b)                            2.910        10/20/2008         2,938,401
   2,000,000   Honda Auto Receivables Owner Trust(d)                            2.790         3/16/2009         1,954,384
   1,500,000   Honda Auto Receivables Owner Trust(b)                            2.960         4/20/2009         1,463,278
   6,000,000   Impac CMB Trust(c)                                               3.110         4/25/2005         6,000,000
   1,000,000   MBNA Credit Card Master Note Trust(b,c)                          2.920         4/15/2005         1,001,903
     500,000   MBNA Credit Card Master Note Trust(b)                            4.950         6/15/2009           508,296
   1,500,000   National City Credit Card Master
               Trust(b,c)                                                       2.960         4/15/2005         1,500,874
   3,500,000   Nissan Auto Lease Trust                                          3.180         6/15/2010         3,427,854
   2,500,000   PG&E Energy Recovery Funding, LLC                                3.870         6/25/2011         2,476,270
   1,500,000   Popular ABS Mortgage Pass-Through Trust                          4.000        12/25/2034         1,477,606
   3,500,000   Renaissance Home Equity Loan Trust(b)                            3.856         1/25/2035         3,463,156
   1,150,000   Residential Asset Mortgage Products,
               Inc.(d)                                                          3.620         7/25/2026         1,137,062
   2,000,000   Residential Asset Securities
               Corporation(d)                                                   3.250         5/25/2029         1,988,330
   3,000,000   Structured Asset Investment Loan Trust(c)                        2.930         4/25/2005         3,000,000
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed Securities                                                                   69,624,828
=========================================================================================================================

Basic Materials (1.2%)
-------------------------------------------------------------------------------------------------------------------------
   1,500,000   E.I. du Pont de Nemours and Company(b)                           4.125         4/30/2010         1,466,361
   1,300,000   Georgia-Pacific Corporation                                      8.875          2/1/2010         1,451,125
   1,250,000   Lubrizol Corporation(f)                                          5.875         12/1/2008         1,284,990
     750,000   Precision Castparts Corporation                                  5.600        12/15/2013           753,518
-------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                            4,955,994
=========================================================================================================================

Capital Goods (0.8%)
-------------------------------------------------------------------------------------------------------------------------
     750,000   Goodrich Corporation                                             7.625        12/15/2012           870,202
   1,000,000   Hutchison Whampoa International, Ltd.                            7.000         2/16/2011         1,088,522
   1,500,000   Oakmont Asset Trust(b)                                           4.514        12/22/2008         1,484,298
-------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                              3,443,022
=========================================================================================================================

Commercial Mortgage-Backed Securities (3.0%)
-------------------------------------------------------------------------------------------------------------------------
   1,500,000   Banc of America Commercial Mortgage,
               Inc.(b)                                                          4.037        11/10/2039         1,452,892
   1,500,000   Banc of America Commercial Mortgage,
               Inc.(b)                                                          4.561        11/10/2041         1,471,938
     371,693   Banc of America Commercial Mortgage,
               Inc.(d)                                                          3.366         7/11/2043           367,844
   1,300,000   Bear Stearns Commercial Mortgage
               Securities, Inc.(b)                                              3.869         2/11/2041         1,260,321
     710,424   J.P. Morgan Chase Commercial Mortgage
               Securities Corporation(b,c)                                      3.150         4/14/2005           710,528
   1,000,000   LB-UBS Commercial Mortgage Trust(d)                              3.323         3/15/2027           969,415
   1,500,000   LB-UBS Commercial Mortgage Trust(d)                              6.653        11/15/2027         1,641,938
     859,098   Lehman Brothers "CALSTRS" Mortgage Trust                         3.988        11/20/2012           853,319
   1,250,000   Merrill Lynch Mortgage Trust                                     4.099        11/15/2010         1,242,578
   3,000,000   Wachovia Bank Commercial Mortgage
               Trust(c,g)                                                       2.910         4/15/2005         3,000,469
-------------------------------------------------------------------------------------------------------------------------
               Total Commercial Mortgage-Backed
               Securities                                                                                      12,971,242
=========================================================================================================================

Communications Services (4.6%)
-------------------------------------------------------------------------------------------------------------------------
   1,400,000   ALLTEL Corporation                                               4.656         5/17/2007         1,408,512
     300,000   AT&T Wireless Services, Inc.                                     8.125          5/1/2012           350,468
   1,400,000   CenturyTel, Inc.                                                 4.628         5/15/2007         1,399,306
   1,400,000   Clear Channel Communications, Inc.                               4.500         1/15/2010         1,346,541
   2,000,000   Comcast Cable Communications, Inc.(d)                            6.200        11/15/2008         2,089,276
   2,000,000   Cox Communications, Inc.                                         6.750         3/15/2011         2,131,802
   1,300,000   Interpublic Group of Companies, Inc.                             5.400        11/15/2009         1,244,750
     600,000   News America, Inc.(f)                                            4.750         3/15/2010           597,310
   1,500,000   Nextel Communications, Inc.                                      5.950         3/15/2014         1,492,500
   1,250,000   Sprint Capital Corporation(b)                                    7.625         1/30/2011         1,391,389
   2,000,000   Telecom Italia Capital SA                                        4.000         1/15/2010         1,912,038
   1,000,000   Telefonos de Mexico SA                                           4.750         1/27/2010           971,882
   1,075,000   Telus Corporation                                                8.000          6/1/2011         1,244,888
   2,000,000   Time Warner Entertainment Company, LP                            7.250          9/1/2008         2,150,776
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                   19,731,438
=========================================================================================================================

Consumer Cyclical (1.8%)
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   AOL Time Warner, Inc.(d)                                         6.150          5/1/2007         1,032,198
   1,250,000   Carnival Corporation(d)                                          3.750        11/15/2007         1,228,458
   1,000,000   D.R. Horton, Inc.                                                4.875         1/15/2010           958,535
   1,800,000   DaimlerChrysler North American Holdings
               Corporation(d)                                                   4.750         1/15/2008         1,791,477
   1,000,000   Ford Motor Credit Company(d)                                     7.375          2/1/2011           993,535
   1,000,000   Nissan Motor Acceptance Corporation(b)                           4.625          3/8/2010           985,912
     750,000   Starwood Hotels & Resorts Worldwide,
               Inc.(h)                                                          7.375          5/1/2007           774,375
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                          7,764,490
=========================================================================================================================

Consumer Non-Cyclical (1.7%)
-------------------------------------------------------------------------------------------------------------------------
     600,000   Bunge Limited Finance Corporation(b)                             7.800        10/15/2012           694,652
   2,250,000   Eli Lilly and Company(c,d)                                       2.670         5/24/2005         2,249,917
     750,000   Gillette Company                                                 3.500        10/15/2007           743,769
     750,000   Harvard University(b)                                            8.125         4/15/2007           808,912
   2,750,000   Kraft Foods, Inc.(b)                                             4.125        11/12/2009         2,677,362
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                      7,174,612
=========================================================================================================================

Energy (2.4%)
-------------------------------------------------------------------------------------------------------------------------
   1,200,000   Amerada Hess Corporation                                         6.650         8/15/2011         1,285,084
   2,000,000   Enterprise Products Operating, LP                                4.625        10/15/2009         1,951,738
   2,000,000   KeySpan Corporation                                              4.900         5/16/2008         2,023,032
     750,000   Kinder Morgan Energy Partners, LP                                7.500         11/1/2010           835,887
     700,000   Newfield Exploration Company                                     6.625          9/1/2014           708,750
   1,500,000   Panhandle Eastern Pipe Line Company                              2.750         3/15/2007         1,452,354
     900,000   Plains All American Pipeline, LP/PAA
               Finance Corporation                                              4.750         8/15/2009           889,842
   1,000,000   Premcor Refining Group, Inc.(d)                                  6.125          5/1/2011           995,000
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    10,141,687
=========================================================================================================================

Financials (12.1%)
-------------------------------------------------------------------------------------------------------------------------
   2,000,000   Allstate Life Global Funding Trusts(d)                           4.250         2/26/2010         1,958,516
   2,000,000   American General Finance Corporation(c,d)                        2.780         4/18/2005         1,998,930
   1,400,000   ANZ Capital Trust I(b,d)                                         4.484         1/15/2010         1,370,978
     700,000   Barnett Capital I(b)                                             8.060         12/1/2026           758,467
   1,300,000   Bear Stearns Companies, Inc.                                     4.500        10/28/2010         1,277,836
     750,000   Capital One Financial Corporation                                4.738         5/17/2007           754,086
   3,000,000   Commercial Mortgage Pass-Through
               Certificates(c,e)                                                2.910         4/15/2005         3,000,000
     700,000   Corestates Capital Trust I(b)                                    8.000        12/15/2026           759,597
   1,000,000   Countrywide Home Loans, Inc.(d)                                  4.000         3/22/2011           946,772
   3,000,000   CS First Boston Mortgage Securities
               Corporation(c,g)                                                 2.970         2/20/2020         3,000,000
   2,000,000   General Electric Capital Corporation(b,c)                        2.100          6/2/2005         1,964,000
   2,000,000   Goldman Sachs Group, Inc.(d)                                     6.875         1/15/2011         2,181,492
   1,000,000   HSBC Capital Funding, LP(b,h)                                    9.547         6/30/2010         1,206,249
     900,000   ING Capital Funding Trust III(b)                                 8.439        12/31/2010         1,053,763
   1,400,000   International Lease Finance Corporation                          3.300         1/23/2008         1,356,254
   1,400,000   iStar Financial, Inc.                                            5.125          4/1/2011         1,366,565
   2,000,000   J.P. Morgan Chase & Company(d)                                   4.500        11/15/2010         1,969,362
     900,000   John Hancock Global Funding II                                   3.750         9/30/2008           874,485
   1,643,371   Lehman Brothers, Inc.(d)                                         6.539         8/15/2008         1,694,972
   2,000,000   M&I Marshall & Ilsley Bank(d)                                    4.400         3/15/2010         1,978,176
   1,500,000   Merrill Lynch & Company, Inc.(b,c)                               3.010         4/21/2005         1,506,948
   1,000,000   Monumental Global Funding II                                     3.850          3/3/2008           988,205
   1,625,000   Morgan Stanley Dean Witter & Company(d)                          6.750         4/15/2011         1,771,123
   1,250,000   National City Bank(d)                                            4.500         3/15/2010         1,237,002
   1,300,000   Pacific Life Global Funding                                      3.750         1/15/2009         1,262,574
   1,400,000   Pricoa Global Funding I(d)                                       4.350         6/15/2008         1,397,284
   2,000,000   Protective Life Secured Trust(d)                                 4.000         10/7/2009         1,943,042
     925,000   Sanwa Bank, Ltd.                                                 7.400         6/15/2011         1,028,057
   1,250,000   SLM Corporation(d)                                               4.000         1/15/2009         1,222,761
     750,000   Union Planters Bank                                              5.125         6/15/2007           762,106
   1,300,000   Washington Mutual, Inc.                                          8.250          4/1/2010         1,474,690
   2,000,000   Wells Fargo & Company(b,c)                                       3.110         6/15/2005         2,000,572
   2,000,000   Westpac Banking Corporation(c)                                   2.933         5/25/2005         2,001,036
   2,000,000   World Savings Bank FSB(c,f)                                      2.970          6/1/2005         2,000,602
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                52,066,502
=========================================================================================================================

Foreign (1.0%)
-------------------------------------------------------------------------------------------------------------------------
   1,400,000   European Investment Bank(d)                                      2.700         4/20/2007         1,364,054
     750,000   Export Development Canada(b)                                     2.750        12/12/2005           747,018
     750,000   Nordic Investment Bank                                           2.750         1/11/2006           745,820
     166,667   Pemex Finance, Ltd.                                              8.450         2/15/2007           172,988
   1,000,000   United Mexican States                                            9.875          2/1/2010         1,190,000
-------------------------------------------------------------------------------------------------------------------------
               Total Foreign                                                                                    4,219,880
=========================================================================================================================

Mortgage-Backed Securities (12.3%)
-------------------------------------------------------------------------------------------------------------------------
  25,000,000   Federal National Mortgage Association
               15-Yr. Conventional(g)                                           5.500          4/1/2020        25,468,750
  27,000,000   Federal National Mortgage Association
               30-Yr. Conventional(g)                                           6.000          4/1/2035        27,590,624
-------------------------------------------------------------------------------------------------------------------------
               Total Mortgage-Backed Securities                                                                53,059,374
=========================================================================================================================

Municipal Bonds (0.4%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   Minneapolis & St. Paul Metropolitan
               Airports Commission                                              4.850          1/1/2006           503,360
     600,000   Oregon School Boards Association Taxable
               Pension Bonds                                              Zero Coupon         6/30/2005           595,206
     750,000   Washington State Office of the State
               Treasurer(b)                                                     4.500          7/1/2007           754,718
-------------------------------------------------------------------------------------------------------------------------
               Total Municipal Bonds                                                                            1,853,284
=========================================================================================================================

Technology (0.8%)
-------------------------------------------------------------------------------------------------------------------------
   2,000,000   Deluxe Corporation                                               3.500         10/1/2007         1,948,346
   1,400,000   Motorola, Inc.                                                   4.608        11/16/2007         1,403,653
-------------------------------------------------------------------------------------------------------------------------
               Total Technology                                                                                 3,351,999
=========================================================================================================================

Transportation (1.0%)
-------------------------------------------------------------------------------------------------------------------------
   1,300,000   FedEx Corporation                                                3.500          4/1/2009         1,250,252
   1,500,000   MISC Capital, Ltd.                                               5.000          7/1/2009         1,502,949
   1,000,000   Union Pacific Corporation(b)                                     3.625          6/1/2010           942,616
     736,183   United Air Lines, Inc. (i)                                       7.186          4/1/2011           689,582
-------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                             4,385,399
=========================================================================================================================

U.S. Government (12.0%)
-------------------------------------------------------------------------------------------------------------------------
   5,000,000   Federal National Mortgage Association(f)                         3.125        12/15/2007         4,867,960
   1,000,000   U.S. Department of Housing and Urban
               Development(d)                                                   3.450          8/1/2006           994,674
   2,000,000   U.S. Treasury Notes(f)                                           1.500         7/31/2005         1,990,782
  11,000,000   U.S. Treasury Notes(f)                                           1.875         1/31/2006        10,867,659
  14,250,000   U.S. Treasury Notes(f)                                           3.375         2/15/2008        14,036,250
   5,500,000   U.S. Treasury Notes(f)                                           3.250         8/15/2008         5,367,659
   1,000,000   U.S. Treasury Notes(f)                                           3.500        12/15/2009           971,367
   7,395,435   U.S. Treasury Notes(f)                                           3.500         1/15/2011         8,261,418
   4,200,000   U.S. Treasury Notes(f)                                           5.000         2/15/2011         4,362,259
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Government                                                                           51,720,028
=========================================================================================================================

Utilities (2.5%)
-------------------------------------------------------------------------------------------------------------------------
   2,000,000   Centerpoint Energy, Inc.(d)                                      7.250          9/1/2010         2,186,590
   1,000,000   FirstEnergy Corporation                                          6.450        11/15/2011         1,055,045
     500,000   Indiana Michigan Power Company                                   6.125        12/15/2006           515,605
   1,250,000   MidAmerican Energy Holdings Company                              3.500         5/15/2008         1,205,921
   2,000,000   Pacific Gas & Electric Company                                   3.600          3/1/2009         1,924,614
     357,596   Power Contract Financing, LLC                                    5.200          2/1/2006           360,453
     707,520   Power Receivables Finance, LLC                                   6.290          1/1/2012           727,974
     600,000   Texas-New Mexico Power Company                                   6.125          6/1/2008           613,586
   2,000,000   TXU Corporation(b)                                               4.800        11/15/2009         1,937,540
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 10,527,328
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost
               $320,803,136)                                                                                  316,991,107
=========================================================================================================================

   Contracts   Put Options in U.S. Treasury Bond Futures(j)            Exercise Price   Expiration Date             Value
-------------------------------------------------------------------------------------------------------------------------
          32   U.S. Treasury Bond Futures                                        $109         4/22/2005            $8,000
-------------------------------------------------------------------------------------------------------------------------
               Total Put Options on U.S. Treasury Bond
               Futures (cost $11,596)                                                                               8,000
=========================================================================================================================

      Shares   Collateral Held for Securities Loaned (10.6%)         Interest Rate(k)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  45,495,761   Thrivent Financial Securities Lending
               Trust                                                            2.740%              N/A       $45,495,761
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $45,495,761)                                                                       45,495,761
=========================================================================================================================

   Shares or
   Principal
      Amount   Short-Term Investments (15.6%)                        Interest Rate(k)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
 $10,000,000   Delaware Funding Corporation(b,e)                                2.770%        4/15/2005        $9,989,228
  10,000,000   Kitty Hawk Funding Corporation(d)                                2.810         4/18/2005         9,986,967
   7,000,000   Nestle Capital Corporation(b,d)                                  2.730         4/12/2005         6,994,161
   8,855,000   New Center Asset Trust                                           2.840          4/1/2005         8,855,000
   8,000,000   Ranger Funding Company, LLC(d)                                   2.770         4/12/2005         7,993,229
   9,405,746   Thrivent Money Market Portfolio                                  2.310               N/A         9,405,746
   7,000,000   USAA Capital Corporation(d)                                      2.780          4/4/2005         6,998,378
   7,000,000   Wal-Mart Stores, Inc.(d)                                         2.750          4/4/2005         6,998,396
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized
               cost)                                                                                           67,221,105
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $433,531,598)                                                         $429,715,973
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Earmarked as collateral for long settling trades.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d) At March 31, 2005, all or a portion of the denoted securities, valued at $68,239,068, were pledged as the initial margin deposit or earmarked as collateral to cover open financial futures contracts as follows:

                                                                                                  Notional
                                      Number of    Expiration                                    Principal       Unrealized
Type                                  Contracts       Date          Position       Value           Amount         Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond Futures 5 yr.        475           June 2005       Short     $(50,869,531)    $(51,013,277      $143,746
U.S. Treasury Bond Futures 30 yr.       117           June 2005       Long        13,030,875       13,108,739       (77,864)

(e) At March 31, 2005, all or a portion of the denoted securities, valued at $11,056,658, were pledged as the initial margin deposit or earmarked as collateral to cover put options purchased or call options written:


                                       Number of      Exercise        Expiration                             Unrealized
Call Options Written                   Contracts        Price            Date                  Value            Gain
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond Futures 20 yr.        63               $113         April 2005               $0              $19,530

(f) All or a portion of the security is on loan.

(g) Denotes investments purchased on a
    when-issued basis.

(h) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(i) In bankruptcy.

(j) The market value of the denoted categories of investments represents less than 0.1% of the total investments of the Thrivent
    Limited Maturity Bond Portfolio.

(k) The interest rate shown reflects the yieldor, for securities purchased at a discount, the discount rate at the date of purchase.

At March 31, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments, based on cost for federal income tax purposes, were $629,982 and $(4,445,607), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.




Thrivent Series Fund, Inc.
Notes to Schedules of Investments
March 31, 2005 (unaudited)


SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield Portfolio and High Yield Portfolio II invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Mortgage Securities Portfolio

Schedule of Investments

As of March 31, 2005
(unaudited)




Mortgage Securities Portfolio
Schedule of Investments as of March 31, 2005 (unaudited)(a)

   Principal
      Amount   Long-Term Fixed Income (87.1%)                           Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities (21.7%)
-------------------------------------------------------------------------------------------------------------------------
  $2,000,000   Chase Credit Card Master Trust(b,c)                              2.840%        4/15/2005        $1,999,600
     293,447   Countrywide Asset-Backed Certificates(b,c)                       2.940         4/25/2005           293,445
   1,841,809   Countrywide Asset-Backed Certificates(b,c)                       2.990         4/25/2005         1,842,103
   1,000,000   First National Master Note Trust(b,c)                            2.920         4/15/2005         1,001,104
   2,000,000   GMAC Mortgage Corporation Loan Trust(b,c)                        2.930         4/25/2005         2,000,674
   2,000,000   GMAC Mortgage Corporation Loan Trust(b,c)                        2.940         4/25/2005         1,998,800
   2,000,000   Impac CMB Trust(b,c)                                             3.110         4/25/2005         2,000,000
   1,000,000   MBNA Credit Card Master Note Trust(b,c)                          2.920         4/15/2005         1,002,826
   2,000,000   Navistar Financial Corporation(b,c)                              3.050         4/25/2005         1,999,562
   1,434,172   New Century Home Equity Loan Trust(b,c)                          3.100         4/25/2005         1,434,582
   1,755,335   New Century Home Equity Loan Trust(b,c)                          3.240         4/25/2005         1,761,712
   2,000,000   Providian Gateway Master Trust(b,c)                              3.040         4/15/2005         2,006,600
   1,074,452   Residential Asset Securities
               Corporation(b,c)                                                 2.950         4/25/2005         1,074,368
   2,500,000   Residential Asset Securities
               Corporation(b)                                                   3.250         5/25/2029         2,485,412
   2,000,000   Volkswagen Auto Lease Trust(b,c)                                 2.950         4/20/2005         2,002,220
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed Securities                                                                   24,903,008
=========================================================================================================================

Commercial Mortgage-Backed Securities (16.8%)
-------------------------------------------------------------------------------------------------------------------------
   1,500,000   Banc of America Commercial Mortgage,
               Inc.(b)                                                          4.561        11/10/2041         1,471,938
   1,000,000   Banc of America Large Loan(b,c)                                  3.010         4/15/2005         1,000,657
   2,000,000   Bear Stearns Commercial Mortgage
               Securities, Inc.(b,c)                                            3.020         4/14/2005         2,000,780
   1,382,562   Commercial Mortgage Pass-Through
               Certificates(b,c)                                                3.060         4/15/2005         1,383,874
   2,000,000   Credit Suisse First Boston Mortgage
               Securities Corporation(b,c)                                      3.010         4/15/2005         1,999,998
   1,215,038   Credit Suisse First Boston Mortgage
               Securities Corporation(b,c)                                      3.220         4/25/2005         1,214,355
   1,500,000   General Electric Commercial Mortgage
               Corporation                                                      4.772         6/10/2048         1,460,444
   2,000,000   Greenwich Capital Commercial Funding
               Corporation(b,c)                                                 2.926          4/5/2005         1,999,682
   1,885,814   GSAA Home Equity Trust(b,c)                                      2.990         4/25/2005         1,885,814
   2,000,000   J.P. Morgan Chase Comercial Mortgage
               Securities(b)                                                    5.038         3/15/2046         1,986,032
   1,837,911   MLCC Mortgage Investors, Inc.(b,c)                               3.180         4/25/2005         1,839,172
     987,229   Structured Asset Securities
               Corporation(b,c)                                                 3.000         4/25/2005           987,635
-------------------------------------------------------------------------------------------------------------------------
               Total Commercial Mortgage-Backed
               Securities                                                                                      19,230,381
=========================================================================================================================

Financials (4.6%)
-------------------------------------------------------------------------------------------------------------------------
   1,200,000   American Express Credit Corporation(b,c)                         2.860         4/20/2005         1,200,229
   2,000,000   Commercial Mortgage Pass-Through
               Certificates(b,c)                                                2.910         4/15/2005         2,000,000
   2,000,000   CS First Boston Mortgage Securities
               Corporation(c,d)                                                 2.970         2/20/2020         2,000,000
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                 5,200,229
=========================================================================================================================

Mortgage-Backed Securities (44.0%)
-------------------------------------------------------------------------------------------------------------------------
  11,000,000   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Conventional(d)                                      5.500          4/1/2020        11,220,000
   4,000,000   Federal National Mortgage Association
               15-Yr. Conventional(d)                                           5.000          4/1/2020         3,996,248
  24,000,000   Federal National Mortgage Association
               30-Yr. Conventional(d)                                           5.500          4/1/2035        24,030,000
  11,000,000   Federal National Mortgage Association
               30-Yr. Conventional(d)                                           6.000          4/1/2035        11,240,626
-------------------------------------------------------------------------------------------------------------------------
               Total Mortgage-Backed Securities                                                                50,486,874
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost
               $100,265,030)                                                                                   99,820,492
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (12.9%)                        Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $1,550,000   Barclays US Funding LLC(b)                                       2.750%         4/5/2005        $1,549,526
   1,320,000   Barton Capital Corporation(b)                                    2.780          4/7/2005         1,319,388
     859,000   Barton Capital Corporation                                       2.810         4/12/2005           858,262
   2,345,000   CXC, LLC                                                         2.840          4/1/2005         2,345,000
   1,000,000   Falcon Asset Securitization Corporation(b)                       2.760          4/6/2005           999,617
   1,400,000   Falcon Asset Securitization Corporation(b)                       2.760         4/13/2005         1,398,717
     800,000   General Electric Capital Corporation(b,c)                        2.870         5/12/2005           800,000
   2,000,000   HBOS Treasury Services(b)                                        2.800         4/14/2005         1,997,978
   1,500,000   Preferred Receivables Funding Corporation                        2.800         4/20/2005         1,497,783
           1   Thrivent Money Market Portfolio                                  2.310               N/A                 1
   1,009,000   Triple A-1 Funding Corporation                                   2.830          4/7/2005         1,008,524
   1,064,000   Triple A-1 Funding Corporation(b)                                2.750         4/11/2005         1,063,187
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized
               cost)                                                                                           14,837,983
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $115,103,013)                                                         $114,658,475
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Earmarked as collateral for long settling trades as discussed in the notes to the financial statements.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d) Denotes investments purchased on a
    when-issued basis.

(e) The interest rate shown reflects the yieldor, for securities purchased at a discount, the discount rate at the date of purchase.

At March 31, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments, based on cost for federal income tax purposes, were $43,197 and $(487,735), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.




Thrivent Series Fund, Inc.
Notes to Schedules of Investments
March 31, 2005 (unaudited)


SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield Portfolio and High Yield Portfolio II invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Money Market Portfolio

Schedule of Investments

As of March 31, 2005
(unaudited)




Money Market Portfolio
Schedule of Investments as of March 31, 2005 (unaudited)(a)

   Principal
      Amount   Certificates of Deposit (1.8%)                                Yield(b)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $5,675,000   Goldman Sachs Group, Inc.(c)                                     2.810%        4/20/2005        $5,675,000
-------------------------------------------------------------------------------------------------------------------------
               Total Certificates of Deposit                                                                    5,675,000
=========================================================================================================================

   Principal
      Amount   Commercial Paper (58.7%)                                      Yield(b)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------

Asset-Backed Commercial Paper (2.1%)
-------------------------------------------------------------------------------------------------------------------------
  $6,560,000   GOVCO, Inc.                                                      2.930%        6/14/2005        $6,520,490
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed Commercial Paper                                                              6,520,490
=========================================================================================================================

Banking - Domestic (4.8%)
-------------------------------------------------------------------------------------------------------------------------
   3,900,000   Blue Spice, LLC                                                  2.800         5/23/2005         3,884,227
   2,380,000   Louis Dreyfus Corporation                                        2.690          4/1/2005         2,380,000
   1,318,000   MLTC Funding, Inc.                                               2.800          4/4/2005         1,317,692
   2,200,000   River Fuel Trust No. 1                                           2.850          5/2/2005         2,194,601
   2,000,000   Society of New York Hospital Fund                                2.720          4/1/2005         2,000,000
   1,000,000   UBS Finance Corporation                                          2.750          5/3/2005           997,556
   2,340,000   UBS Finance Corporation                                          2.830         6/15/2005         2,326,204
-------------------------------------------------------------------------------------------------------------------------
               Total Banking - Domestic                                                                        15,100,280
=========================================================================================================================

Consumer Cyclical (2.4%)
-------------------------------------------------------------------------------------------------------------------------
   7,800,000   Toyota Credit Puerto Rico                                        2.780         4/28/2005         7,783,737
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                          7,783,737
=========================================================================================================================

Consumer Non-Cyclical (0.7%)
-------------------------------------------------------------------------------------------------------------------------
   2,200,000   Baystate Health Systems, Inc.                                    2.820         4/14/2005         2,197,760
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                      2,197,760
=========================================================================================================================

Education (5.8%)
-------------------------------------------------------------------------------------------------------------------------
   2,500,000   Duke University                                                  2.780          5/9/2005         2,492,664
   1,990,000   Northwestern University                                          2.665         4/11/2005         1,988,527
   1,130,000   Northwestern University                                          2.665         4/14/2005         1,128,912
   1,300,000   Northwestern University                                          2.650         4/26/2005         1,297,607
   2,425,000   Northwestern University                                          2.800         4/28/2005         2,419,907
   1,500,000   Northwestern University                                          2.700          5/3/2005         1,496,400
   2,360,000   Northwestern University                                          2.740         5/17/2005         2,351,737
   5,200,000   Yale University                                                  2.750          5/2/2005         5,187,686
-------------------------------------------------------------------------------------------------------------------------
               Total Education                                                                                 18,363,440
=========================================================================================================================

Energy (2.5%)
-------------------------------------------------------------------------------------------------------------------------
   7,800,000   BP Capital Markets plc                                           2.850          4/1/2005         7,800,000
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     7,800,000
=========================================================================================================================

Finance (30.4%)
-------------------------------------------------------------------------------------------------------------------------
   7,800,000   Chariot Funding, LLC                                             2.850          4/1/2005         7,800,000
   1,302,000   Chariot Funding, LLC                                             2.760          4/8/2005         1,301,301
   6,500,000   Ciesco, LLC                                                      2.610         4/12/2005         6,494,816
   1,300,000   Corporate Receivables Corporation Funding,
               LLC                                                              2.800         4/22/2005         1,297,877
   7,800,000   CXC, LLC                                                         2.510          4/5/2005         7,797,824
   7,800,000   Edison Asset Securitization, LLC                                 2.600         5/10/2005         7,778,030
   1,424,000   Falcon Asset Securitization Corporation                          2.760         4/13/2005         1,422,690
   2,700,000   Galaxy Funding, Inc.                                             2.650         4/25/2005         2,695,230
   2,280,000   Galaxy Funding, Inc.                                             2.680          5/2/2005         2,274,738
   6,500,000   General Electric Capital Corporation                             3.000         8/22/2005         6,422,542
   3,900,000   General Electric Capital Corporation                             3.090          9/6/2005         3,847,110
   6,500,000   Grampian Funding LLC                                             2.780         4/13/2005         6,493,977
   2,600,000   Grampian Funding LLC                                             2.810         4/19/2005         2,596,347
   3,900,000   Grampian Funding LLC                                             2.950         7/26/2005         3,862,928
   1,000,000   Jupiter Securitization Corporation                               2.810         4/19/2005           998,595
   1,466,000   Kitty Hawk Funding Corporation                                   2.810         4/18/2005         1,464,055
   3,600,000   Nieuw Amsterdam Receivables Corporation                          2.550          4/7/2005         3,598,470
   3,740,000   Nieuw Amsterdam Receivables Corporation                          2.720         4/11/2005         3,737,174
   5,200,000   Ranger Funding Company, LLC                                      2.800         4/25/2005         5,190,293
   5,200,000   Sheffield Receivables Corporation                                2.800         4/20/2005         5,192,316
   2,226,000   Three Pillars, Inc.                                              2.800         4/27/2005         2,221,499
   4,000,000   Thunder Bay Funding, Inc.                                        2.750         4/13/2005         3,996,333
   2,000,000   Thunder Bay Funding, Inc.                                        2.800         4/19/2005         1,997,200
   3,700,000   Triple A-1 Funding Corporation                                   2.590          4/1/2005         3,700,000
   2,278,000   Triple A-1 Funding Corporation                                   2.800         4/28/2005         2,273,216
-------------------------------------------------------------------------------------------------------------------------
               Total Finance                                                                                   96,454,561
=========================================================================================================================

Insurance (10.0%)
-------------------------------------------------------------------------------------------------------------------------
   1,755,000   Aquinas Funding, LLC                                             2.540          4/5/2005         1,754,505
   7,132,000   Nyala Funding, LLC                                               2.820         4/15/2005         7,124,617
   5,500,000   Nyala Funding, LLC                                               2.950         6/15/2005         5,466,198
   6,500,000   Swiss Reinsurance Company                                        2.850         5/27/2005         6,471,183
   1,800,000   Torchmark Corporation                                            2.740          4/7/2005         1,799,178
   2,600,000   Torchmark Corporation                                            2.800         4/12/2005         2,597,776
   1,500,000   Torchmark Corporation                                            2.830         4/18/2005         1,497,995
   5,200,000   Torchmark Corporation                                            2.820         4/20/2005         5,192,261
-------------------------------------------------------------------------------------------------------------------------
               Total Insurance                                                                                 31,903,713
-------------------------------------------------------------------------------------------------------------------------
               Total Commercial Paper                                                                         186,123,981
=========================================================================================================================

   Principal
      Amount   Other (0.3%)                                                  Yield(b)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $1,085,000   Barclays Prime Money Market Fund                                 2.740%              N/A        $1,085,000
-------------------------------------------------------------------------------------------------------------------------
               Total Other                                                                                      1,085,000
=========================================================================================================================

   Principal
      Amount   Public Corporate (2.6%)                                       Yield(b)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------

Banking - Domestic (0.9%)
-------------------------------------------------------------------------------------------------------------------------
  $2,860,000   Citigroup, Inc.                                                  4.125%        6/30/2005        $2,868,402
-------------------------------------------------------------------------------------------------------------------------
               Total Banking - Domestic                                                                         2,868,402
=========================================================================================================================

Energy (1.7%)
-------------------------------------------------------------------------------------------------------------------------
   5,355,000   BP Capital Markets plc                                           4.000         4/29/2005         5,360,623
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     5,360,623
-------------------------------------------------------------------------------------------------------------------------
               Total Public Corporate                                                                           8,229,025
=========================================================================================================================

   Principal
      Amount   U.S. Government (3.5%)                                        Yield(b)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $5,675,000   Federal Home Loan Bank                                           1.500%         5/4/2005        $5,674,716
   3,400,000   Federal Home Loan Bank                                           2.020          6/8/2005         3,400,000
   2,000,000   Federal Home Loan Bank                                           2.500         11/2/2005         2,000,000
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Government                                                                           11,074,716
=========================================================================================================================

   Principal
      Amount   Variable Rate Notes (33.1%)(c)                                Yield(b)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------

Banking - Domestic (16.0%)
-------------------------------------------------------------------------------------------------------------------------
  $5,775,000   Credit Suisse First Boston NY                                    2.640%         4/8/2005        $5,776,098
   6,580,000   Credit Suisse First Boston NY                                    2.970          6/9/2005         6,580,979
   6,500,000   Fifth Third Bancorp                                              2.810         4/23/2005         6,500,000
   6,500,000   HBOS Treasury Services plc                                       2.720         4/27/2005         6,502,934
   6,500,000   Royal Bank of Scotland NY                                        2.730         4/15/2005         6,497,238
   6,523,000   U.S. Bancorp                                                     3.170         6/16/2005         6,528,407
   5,775,000   Wells Fargo & Company                                            2.790         4/15/2005         5,775,000
   6,705,000   Wells Fargo & Company                                            3.030          6/3/2005         6,714,497
-------------------------------------------------------------------------------------------------------------------------
               Total Banking - Domestic                                                                        50,875,153
=========================================================================================================================

Brokerage (5.5%)
-------------------------------------------------------------------------------------------------------------------------
   1,860,000   Lehman Brothers Holdings, Inc.                                   2.960         4/15/2005         1,860,265
   5,675,000   Lehman Brothers Holdings, Inc.                                   2.820         4/19/2005         5,675,000
   2,900,000   Merrill Lynch & Company, Inc.                                    3.090         4/13/2005         2,911,139
   5,600,000   Morgan Stanley and Company                                       2.850         4/15/2005         5,600,000
   1,500,000   Morgan Stanley and Company                                       2.860         4/27/2005         1,500,629
-------------------------------------------------------------------------------------------------------------------------
               Total Brokerage                                                                                 17,547,033
=========================================================================================================================

Consumer Cyclical (2.1%)
-------------------------------------------------------------------------------------------------------------------------
   6,500,000   American Honda Finance Corporation                               3.170          6/7/2005         6,512,578
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                          6,512,578
=========================================================================================================================

Consumer Non-Cyclical (1.4%)
-------------------------------------------------------------------------------------------------------------------------
   4,540,000   Procter & Gamble Company                                         2.930          6/9/2005         4,540,000
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                      4,540,000
=========================================================================================================================

Finance (2.2%)
-------------------------------------------------------------------------------------------------------------------------
   4,620,000   American Express Credit Corporation                              2.830         4/15/2005         4,620,585
   2,300,000   American Express Credit Corporation                              2.930         4/19/2005         2,300,985
-------------------------------------------------------------------------------------------------------------------------
               Total Finance                                                                                    6,921,570
=========================================================================================================================

Insurance (4.2%)
-------------------------------------------------------------------------------------------------------------------------
   2,000,000   Allstate Financial Global Funding                                3.170         6/20/2005         2,002,240
   5,675,000   Allstate Life Global Funding II                                  2.740          4/8/2005         5,675,000
   5,775,000   Allstate Life Global Funding II                                  2.810         4/15/2005         5,775,000
-------------------------------------------------------------------------------------------------------------------------
               Total Insurance                                                                                 13,452,240
=========================================================================================================================

U.S. Municipal (1.7%)
-------------------------------------------------------------------------------------------------------------------------
   2,300,000   Illinois Student Assistance Commission                           2.850          4/6/2005         2,300,000
   3,000,000   Ohio State Air Quality Development
               Authority RevenueBonds (Columbus and
               Southern) (Series B)                                             2.840          4/6/2005         3,000,000
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Municipal                                                                             5,300,000
-------------------------------------------------------------------------------------------------------------------------
               Total Variable Rate Notes                                                                      105,148,574
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (at amortized cost)                                                         $317,336,296
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) The interest rate shown reflects the yield.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.




Thrivent Series Fund, Inc.
Notes to Schedules of Investments
March 31, 2005 (unaudited)


SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield Portfolio and High Yield Portfolio II invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)


Item 2. Controls and Procedures

(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant's President and Treasurer are aware of no change in registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 25, 2005 THRIVENT SERIES FUND, INC.

                               By: /s/ Pamela J. Moret
                                       ------------------------
                                       Pamela J. Moret
                                       President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 25, 2005             By: /s/ Pamela J. Moret
                                       ------------------------
                                       Pamela J. Moret
                                       President


Date: May 25, 2005             By: /s/ Randall L. Boushek
                                       ------------------------
                                       Randall L. Boushek
                                       Treasurer